Portfolio of Investments
Nuveen Core Equity Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .1%
1,588,514 General Motors Co $ 70,402,940
TOTAL AUTOMOBILES & COMPONENTS 70,402,940
BANKS - 3 .5%
1,240,573 Citigroup, Inc 80,488,376
2,381,943 Wells Fargo & Co 141,344,498
TOTAL BANKS 221,832,874
CAPITAL GOODS - 5 .5%
340,623 (a) Builders FirstSource, Inc 57,010,072
457,333 Dover Corp 84,268,179
419,095 Honeywell International, Inc 85,809,701
160,483 United Rentals, Inc 121,501,679
TOTAL CAPITAL GOODS 348,589,631
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .5%
1,457,137 (a) Amazon.com, Inc 272,455,476
405,048 Home Depot, Inc 149,122,472
481,901 Lowe's Cos, Inc 118,311,514
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 539,889,462
CONSUMER DURABLES & APPAREL - 2 .3%
422,831 DR Horton, Inc 76,079,982
547,056 Pulte Homes, Inc 72,211,392
TOTAL CONSUMER DURABLES & APPAREL 148,291,374
CONSUMER SERVICES - 0 .9%
383,633 (a) Royal Caribbean Cruises Ltd 60,122,964
TOTAL CONSUMER SERVICES 60,122,964
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .6%
45,275 Costco Wholesale Corp 37,216,050
1,872,521 Walmart, Inc 128,529,841
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 165,745,891
ENERGY - 4 .7%
597,788 Chevron Corp 95,927,040
514,732 EOG Resources, Inc 65,268,018
853,361 Valero Energy Corp 138,005,541
TOTAL ENERGY 299,200,599
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
985,080 Simon Property Group, Inc 151,150,675
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 151,150,675
FINANCIAL SERVICES - 7 .5%
338,559 American Express Co 85,668,970
345,312 Ameriprise Financial, Inc 148,508,332
2,335,746 Bank of New York Mellon Corp 151,986,992
203,796 Mastercard, Inc (Class A) 94,502,243
TOTAL FINANCIAL SERVICES 480,666,537
HEALTH CARE EQUIPMENT & SERVICES - 11 .6%
744,375 Abbott Laboratories 78,859,088
1,435,054 (a) Boston Scientific Corp 106,021,790
414,432 Cigna Group 144,500,005
320,170 HCA, Inc 116,237,719
412,260 Labcorp Holdings, Inc 88,817,294
478,062 (a) Tenet Healthcare Corp 71,565,881
233,294 UnitedHealth Group, Inc 134,414,671
TOTAL HEALTH CARE EQUIPMENT & SERVICES 740,416,448

Nuveen Core Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE - 5 .6%
1,790,323 American International Group, Inc $ 141,847,291
998,773 (a) Arch Capital Group Ltd 95,662,478
434,635 Chubb Ltd 119,811,484
TOTAL INSURANCE 357,321,253
MATERIALS - 2 .2%
954,479 Corteva, Inc 53,546,272
191,070 Linde plc 86,650,245
TOTAL MATERIALS 140,196,517
MEDIA & ENTERTAINMENT - 6 .9%
702,346 Alphabet, Inc 121,611,210
791,572 Alphabet, Inc (Class A) 135,786,261
384,337 Meta Platforms, Inc 182,494,738
TOTAL MEDIA & ENTERTAINMENT 439,892,209
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .4%
1,354,194 Merck & Co, Inc 153,199,967
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 153,199,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12 .3%
330,446 Applied Materials, Inc 70,120,641
514,444 Broadcom, Inc 82,660,862
85,084 Lam Research Corp 78,382,784
3,765,983 Nvidia Corp 440,695,331
638,141 QUALCOMM, Inc 115,471,614
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 787,331,232
SOFTWARE & SERVICES - 8 .4%
1,111,274 Microsoft Corp 464,901,478
532,125 Oracle Corp 74,204,831
TOTAL SOFTWARE & SERVICES 539,106,309
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .1%
1,762,030 Apple, Inc 391,311,622
168,989 (a) Arista Networks, Inc 58,563,138
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 449,874,760
UTILITIES - 4 .3%
1,063,565 Alliant Energy Corp 59,198,028
710,226 American Electric Power Co, Inc 69,687,375
1,936,172 NextEra Energy, Inc 147,904,179
TOTAL UTILITIES 276,789,582
TOTAL COMMON STOCKS 6,370,021,224
(Cost $3,765,236,590)
TOTAL LONG-TERM INVESTMENTS 6,370,021,224
(Cost $3,765,236,590)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0 .2%
$ 6,975,000 United States Treasury Bill 0 .000% 08/27/24 6,948,387
5,000,000 United States Treasury Bill 0 .000 09/24/24 4,960,588
TOTAL TREASURY DEBT 11,908,975
TOTAL SHORT-TERM INVESTMENTS 11,908,975
(Cost $11,909,053)
TOTAL INVESTMENTS - 100.0% 6,381,930,199
(Cost $3,777,145,643)
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,449,106
NET ASSETS - 100.0% $ 6,383,379,305

(a)
Non-income producing

Nuveen Large Cap Growth Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
CAPITAL GOODS - 1 .9%
328,916 (a) Boeing Co $ 62,691,389
157,924 Honeywell International, Inc 32,334,939
92,747 Quanta Services, Inc 24,613,199
TOTAL CAPITAL GOODS 119,639,527
COMMERCIAL & PROFESSIONAL SERVICES - 2 .0%
656,995 Experian Group Ltd 30,997,030
210,103 Verisk Analytics, Inc 54,994,461
195,099 Waste Connections, Inc 34,682,749
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 120,674,240
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 14 .3%
4,244,838 (a) Amazon.com, Inc 793,699,809
715,872 TJX Cos, Inc 80,907,854
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 874,607,663
CONSUMER DURABLES & APPAREL - 0 .4%
3,765,300 PRADA S.p.A 27,145,411
TOTAL CONSUMER DURABLES & APPAREL 27,145,411
CONSUMER SERVICES - 4 .7%
24,109 Booking Holdings, Inc 89,565,176
3,045,544 (a) Carnival Corp 50,738,763
206,002 (a) Flutter Entertainment plc 40,748,380
369,481 Las Vegas Sands Corp 14,657,311
390,412 (b) Restaurant Brands International, Inc 27,324,936
823,037 Starbucks Corp 64,155,734
TOTAL CONSUMER SERVICES 287,190,300
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
93,061 Costco Wholesale Corp 76,496,142
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 76,496,142
ENERGY - 0 .6%
283,125 ConocoPhillips 31,483,500
14,211 Diamondback Energy, Inc 2,875,027
TOTAL ENERGY 34,358,527
FINANCIAL SERVICES - 5 .2%
36,068 (a),(c) Adyen NV 44,119,753
120,003 American Express Co 30,365,559
77,936 London Stock Exchange Group plc 9,486,812
708,540 (a) PayPal Holdings, Inc 46,607,761
709,918 Visa, Inc (Class A) 188,603,915
TOTAL FINANCIAL SERVICES 319,183,800
FOOD, BEVERAGE & TOBACCO - 1 .0%
2,631,807 (b) Davide Campari-Milano NV 23,734,877
769,173 (a) Monster Beverage Corp 39,573,951
TOTAL FOOD, BEVERAGE & TOBACCO 63,308,828
HEALTH CARE EQUIPMENT & SERVICES - 4 .4%
176,053 (a) Align Technology, Inc 40,823,170
347,090 (a) DexCom, Inc 23,539,644
193,255 (a) Intuitive Surgical, Inc 85,923,106
132,334 UnitedHealth Group, Inc 76,245,557
214,364 (a) Veeva Systems, Inc 41,142,882
TOTAL HEALTH CARE EQUIPMENT & SERVICES 267,674,359
INSURANCE - 1 .6%
461,684 Progressive Corp 98,855,778
TOTAL INSURANCE 98,855,778

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS - 0 .4%
50,928 Linde plc $ 23,095,848
TOTAL MATERIALS 23,095,848
MEDIA & ENTERTAINMENT - 12 .2%
2,394,360 Alphabet, Inc 414,583,434
755,464 (a) Match Group, Inc 28,813,397
634,797 Meta Platforms, Inc 301,420,659
TOTAL MEDIA & ENTERTAINMENT 744,817,490
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .1%
110,254 Amgen, Inc 36,656,147
23,946 (a) GRAIL, Inc 368,290
143,671 (a) Illumina, Inc 17,614,065
1,274,247 Novo Nordisk A.S. 168,828,661
23,070 (a) Regeneron Pharmaceuticals, Inc 24,896,913
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 248,364,076
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17 .9%
144,648 (a) Advanced Micro Devices, Inc 20,898,743
687,181 Applied Materials, Inc 145,819,808
1,716,530 Broadcom, Inc 275,812,040
5,181,366 Nvidia Corp 606,323,449
579,000 Taiwan Semiconductor Manufacturing Co Ltd 16,890,177
186,505 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 30,922,529
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,096,666,746
SOFTWARE & SERVICES - 19 .2%
217,052 (a) Atlassian Corp Ltd 38,324,872
90,875 Intuit, Inc 58,827,931
1,654,258 Microsoft Corp 692,058,834
132,060 (a) Palo Alto Networks, Inc 42,883,844
113,786 Roper Industries, Inc 61,984,923
592,126 Salesforce, Inc 153,242,209
57,527 (a) ServiceNow, Inc 46,849,414
247,631 (a) Snowflake, Inc 32,286,130
211,134 (a) Workday, Inc 47,952,754
TOTAL SOFTWARE & SERVICES 1,174,410,911
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .0%
1,935,904 Apple, Inc 429,925,560
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 429,925,560
TRANSPORTATION - 1 .7%
3,133,698 (a) Grab Holdings Ltd 10,341,204
1,489,377 (a) Uber Technologies, Inc 96,020,135
TOTAL TRANSPORTATION 106,361,339
TOTAL COMMON STOCKS 6,112,776,545
(Cost $2,619,456,369)
TOTAL LONG-TERM INVESTMENTS 6,112,776,545
(Cost $2,619,456,369)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0 .1%
$ 4,638,000 United States Treasury Bill 0 .000% 08/29/24 4,618,971
TOTAL TREASURY DEBT 4,618,971
TOTAL SHORT-TERM INVESTMENTS 4,618,971
(Cost $4,618,946)

Nuveen Large Cap Growth Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
5,821,849 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310% (e) $ 5,821,849
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,821,849
(Cost $5,821,849)
TOTAL INVESTMENTS - 100.0% 6,123,217,365
(Cost $2,629,897,164)
OTHER ASSETS & LIABILITIES, NET - 0.0% 443,548
NET ASSETS - 100.0% $ 6,123,660,913
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,841,652.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $44,119,753 or 0.7% of Total Investments.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen Large Cap Value Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
BANKS - 9 .5%
3,540,904 Bank of America Corp $ 142,733,840
797,185 Fifth Third Bancorp 33,752,813
1,128,665 JPMorgan Chase & Co 240,179,912
402,783 PNC Financial Services Group, Inc 72,944,001
2,324,335 Wells Fargo & Co 137,926,039
TOTAL BANKS 627,536,605
CAPITAL GOODS - 11 .6%
220,582 Allegion plc 30,177,823
419,338 (a) Boeing Co 79,925,823
108,520 Deere & Co 40,367,270
420,964 Dover Corp 77,566,827
307,854 Eaton Corp plc 93,830,821
483,253 Emerson Electric Co 56,593,759
397,692 Honeywell International, Inc 81,427,437
563,226 Masco Corp 43,847,144
178,816 Parker-Hannifin Corp 100,344,386
995,659 RTX Corp 116,979,976
122,968 Trane Technologies plc 41,105,743
TOTAL CAPITAL GOODS 762,167,009
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .8%
200,097 Home Depot, Inc 73,667,712
40,994 (a) O'Reilly Automotive, Inc 46,173,182
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 119,840,894
CONSUMER DURABLES & APPAREL - 1 .3%
9,747 (a) NVR, Inc 83,897,108
TOTAL CONSUMER DURABLES & APPAREL 83,897,108
CONSUMER SERVICES - 2 .0%
11,333 Booking Holdings, Inc 42,102,208
329,604 Hilton Worldwide Holdings, Inc 70,756,091
75,578 McDonald's Corp 20,058,401
TOTAL CONSUMER SERVICES 132,916,700
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .0%
1,879,523 Walmart, Inc 129,010,459
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 129,010,459
ENERGY - 7 .6%
298,246 Chevron Corp 47,859,535
904,869 ConocoPhillips 100,621,433
593,666 EOG Resources, Inc 75,276,849
1,542,982 Exxon Mobil Corp 182,982,235
563,372 Valero Energy Corp 91,108,520
TOTAL ENERGY 497,848,572
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
784,314 Prologis, Inc 98,862,780
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 98,862,780
FINANCIAL SERVICES - 10 .4%
379,474 American Express Co 96,022,101
344,259 (a) Berkshire Hathaway, Inc 150,957,571
87,195 BlackRock, Inc 76,426,418
1,096,501 Charles Schwab Corp 71,480,900
517,060 (a) Fiserv, Inc 84,575,504
214,941 Goldman Sachs Group, Inc 109,411,417
629,176 Intercontinental Exchange, Inc 95,357,915
TOTAL FINANCIAL SERVICES 684,231,826

Nuveen Large Cap Value Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .2%
782,101 Mondelez International, Inc $ 53,456,603
800,600 Philip Morris International, Inc 92,197,096
TOTAL FOOD, BEVERAGE & TOBACCO 145,653,699
HEALTH CARE EQUIPMENT & SERVICES - 9 .5%
814,960 Abbott Laboratories 86,336,863
208,108 Cigna Group 72,561,016
173,527 Elevance Health, Inc 92,321,570
225,758 HCA, Inc 81,961,442
113,026 Humana, Inc 40,871,332
750,363 Medtronic plc 60,269,156
328,133 UnitedHealth Group, Inc 189,057,109
TOTAL HEALTH CARE EQUIPMENT & SERVICES 623,378,488
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
644,966 Procter & Gamble Co 103,684,734
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 103,684,734
INSURANCE - 5 .4%
1,250,069 American International Group, Inc 99,042,967
364,265 Chubb Ltd 100,413,290
400,114 Marsh & McLennan Cos, Inc 89,053,373
831,285 Metlife, Inc 63,884,252
TOTAL INSURANCE 352,393,882
MATERIALS - 4 .8%
374,654 Celanese Corp (Series A) 52,882,412
479,599 Crown Holdings, Inc 42,540,432
888,889 DuPont de Nemours, Inc 74,400,009
266,704 Linde plc 120,950,264
91,389 Reliance Steel & Aluminum Co 27,833,434
TOTAL MATERIALS 318,606,551
MEDIA & ENTERTAINMENT - 3 .0%
312,321 Alphabet, Inc 54,078,381
1,528,329 Comcast Corp (Class A) 63,074,138
827,481 Walt Disney Co 77,526,695
TOTAL MEDIA & ENTERTAINMENT 194,679,214
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .8%
608,461 AbbVie, Inc 112,759,993
320,486 Danaher Corp 88,800,261
124,840 Gilead Sciences, Inc 9,495,330
916,125 Johnson & Johnson 144,610,331
281,817 Merck & Co, Inc 31,881,957
1,102,533 Sanofi (ADR) 57,122,235
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 444,670,107
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
268,162 Analog Devices, Inc 62,047,324
291,532 Applied Materials, Inc 61,863,090
250,041 Broadcom, Inc 40,176,588
921,159 Intel Corp 28,316,428
42,387 Lam Research Corp 39,048,600
551,942 Micron Technology, Inc 60,614,270
262,134 NXP Semiconductors NV 68,983,183
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 361,049,483
SOFTWARE & SERVICES - 3 .6%
309,436 Accenture plc 102,305,730
145,507 Microsoft Corp 60,872,854
505,945 Oracle Corp 70,554,030
TOTAL SOFTWARE & SERVICES 233,732,614
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .9%
984,182 Cisco Systems, Inc 47,683,618

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
524,632 TE Connectivity Ltd $ 80,966,456
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 128,650,074
TELECOMMUNICATION SERVICES - 1 .3%
477,971 T-Mobile US, Inc 87,124,554
TOTAL TELECOMMUNICATION SERVICES 87,124,554
TRANSPORTATION - 2 .1%
1,361,208 CSX Corp 47,778,401
356,961 Union Pacific Corp 88,072,987
TOTAL TRANSPORTATION 135,851,388
UTILITIES - 3 .9%
611,432 Ameren Corp 48,468,215
573,979 American Electric Power Co, Inc 56,318,819
953,320 Dominion Energy, Inc 50,964,487
675,221 Eversource Energy 43,828,595
712,425 NextEra Energy, Inc 54,422,146
TOTAL UTILITIES 254,002,262
TOTAL COMMON STOCKS 6,519,789,003
(Cost $4,175,856,732)
TOTAL LONG-TERM INVESTMENTS 6,519,789,003
(Cost $4,175,856,732)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 1,465,000 Federal Home Loan Bank (FHLB) 0 .000% 08/02/24 1,464,572
TOTAL GOVERNMENT AGENCY DEBT 1,464,572
REPURCHASE AGREEMENT - 0 .2%
9,363,000 (b) Fixed Income Clearing Corporation 5 .340 08/01/24 9,363,000
TOTAL REPURCHASE AGREEMENT 9,363,000
TREASURY DEBT - 0 .3%
10,000,000 United States Treasury Bill 0 .000 08/27/24 9,961,845
6,000,000 United States Treasury Bill 0 .000 08/29/24 5,975,383
3,250,000 United States Treasury Bill 0 .000 10/17/24 3,214,204
TOTAL TREASURY DEBT 19,151,432
TOTAL SHORT-TERM INVESTMENTS 29,979,004
(Cost $29,979,035)
TOTAL INVESTMENTS - 99.8% 6,549,768,007
(Cost $4,205,835,767)
OTHER ASSETS & LIABILITIES, NET - 0.2% 16,189,896
NET ASSETS - 100.0% $ 6,565,957,903
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $9,364,389 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $9,550,318.

Nuveen Mid Cap Growth Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 0 .5%
367,990 (a) NU Holdings Ltd $ 4,463,719
TOTAL BANKS 4,463,719
CAPITAL GOODS - 8 .3%
48,670 (a) Axon Enterprise, Inc 14,601,487
38,337 Ferguson plc 8,535,733
125,530 Howmet Aerospace, Inc 12,013,221
52,498 (a) Middleby Corp 7,117,679
25,036 Quanta Services, Inc 6,644,054
3,813 TransDigm Group, Inc 4,934,861
83,825 Vertiv Holdings Co 6,597,027
18,993 W.W. Grainger, Inc 18,552,552
TOTAL CAPITAL GOODS 78,996,614
COMMERCIAL & PROFESSIONAL SERVICES - 13 .5%
885,811 (a) ACV Auctions, Inc 15,129,652
545,475 (a) Cimpress plc 49,785,503
263,048 Experian Group Ltd 12,410,607
4,383 Tetra Tech, Inc 934,631
117,912 Verisk Analytics, Inc 30,863,466
107,340 Waste Connections, Inc 19,081,832
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 128,205,691
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .0%
3,679 (a) Autozone, Inc 11,528,846
102,628 (a) Burlington Stores, Inc 26,716,121
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 38,244,967
CONSUMER DURABLES & APPAREL - 6 .7%
257,346 (a) BK LC Lux Finco 2 Sarl 15,211,722
97,159 (a) Garmin Ltd 16,638,479
1,755,700 PRADA S.p.A 12,657,477
251,836 SharkNinja Global SPV Ltd 19,353,596
TOTAL CONSUMER DURABLES & APPAREL 63,861,274
CONSUMER SERVICES - 5 .7%
507,393 (a) Carnival Corp 8,453,167
207,088 (a) DraftKings, Inc 7,651,902
600,000 Entain plc 4,409,170
75,865 (a) Expedia Group, Inc 9,685,684
109,518 Las Vegas Sands Corp 4,344,579
245,826 (b) Restaurant Brands International, Inc 17,205,362
7,952 Wingstop, Inc 2,973,094
TOTAL CONSUMER SERVICES 54,722,958
ENERGY - 3 .8%
122,403 Cheniere Energy, Inc 22,355,684
918,020 Permian Resources Corp 14,082,427
TOTAL ENERGY 36,438,111
FINANCIAL SERVICES - 7 .4%
5,392 (a),(c) Adyen NV 6,595,700
55,755 Ameriprise Financial, Inc 23,978,553
19,636 (a) Coinbase Global, Inc 4,405,533
73,146 FirstCash Holdings, Inc 8,163,094
201,853 Jefferies Financial Group, Inc 11,802,345
14,597 LPL Financial Holdings, Inc 3,233,527
114,253 Tradeweb Markets, Inc 12,759,775
TOTAL FINANCIAL SERVICES 70,938,527

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .0%
194,098 (a) Celsius Holdings, Inc $ 9,089,609
1,140,111 Davide Campari-Milano NV 10,282,059
TOTAL FOOD, BEVERAGE & TOBACCO 19,371,668
HEALTH CARE EQUIPMENT & SERVICES - 7 .7%
65,967 (a) Align Technology, Inc 15,296,428
257,060 (a) DexCom, Inc 17,433,809
49,760 (a) Inspire Medical Systems, Inc 7,018,648
35,100 (a) Molina Healthcare, Inc 11,978,577
113,298 (a) Veeva Systems, Inc 21,745,285
TOTAL HEALTH CARE EQUIPMENT & SERVICES 73,472,747
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
537,234 (a) Puig-Group SL 15,000,674
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,000,674
INSURANCE - 1 .1%
105,708 (a) Arch Capital Group Ltd 10,124,712
TOTAL INSURANCE 10,124,712
MATERIALS - 1 .3%
81,969 Westlake Chemical Corp 12,119,936
TOTAL MATERIALS 12,119,936
MEDIA & ENTERTAINMENT - 3 .7%
1,452 (a) Liberty Media Corp-Liberty Formula One (Class A) 107,404
374,111 (a) Match Group, Inc 14,268,594
185,199 (a) Reddit, Inc 11,269,359
227,048 (a) ROBLOX Corp 9,427,033
TOTAL MEDIA & ENTERTAINMENT 35,072,390
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .8%
89,013 (a) BioMarin Pharmaceutical, Inc 7,506,466
1,031,471 (a) Elanco Animal Health, Inc 13,450,382
8,694 (a) GRAIL, Inc 133,714
52,164 (a) Illumina, Inc 6,395,306
40,079 (a) Krystal Biotech, Inc 8,354,868
36,516 (a) Repligen Corp 6,110,953
82,170 (a) Sarepta Therapeutics, Inc 11,687,861
16,896 (a) United Therapeutics Corp 5,293,348
48,862 West Pharmaceutical Services, Inc 14,960,078
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,892,976
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .3%
111,027 Entegris, Inc 13,133,384
28,363 Monolithic Power Systems, Inc 24,479,822
97,916 Teradyne, Inc 12,842,662
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 50,455,868
SOFTWARE & SERVICES - 15 .5%
380,482 (a) Confluent, Inc 9,519,660
210,977 (a) Datadog, Inc 24,566,162
172,996 (a) Five9, Inc 7,706,972
35,454 (a) HubSpot, Inc 17,621,702
194,165 (a),(b) Klaviyo, Inc 5,087,123
195,920 (a) Life360, Inc 6,573,116
25,573 (a) MongoDB, Inc 6,453,602
131,298 (a) Okta, Inc 12,334,134
40,077 (a) Procore Technologies, Inc 2,846,669
120,010 (a) PTC, Inc 21,343,778
421,940 (a) SentinelOne, Inc 9,662,426
122,701 (a) Trade Desk, Inc 11,028,366
72,514 (a) Zscaler, Inc 13,005,386
TOTAL SOFTWARE & SERVICES 147,749,096
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .1%
293,780 (a) Flextronics International Ltd 9,445,027

Nuveen Mid Cap Growth Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
8,430 (a) Super Micro Computer, Inc $ 5,914,909
72,670 (a) Western Digital Corp 4,872,524
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 20,232,460
TELECOMMUNICATION SERVICES - 0 .0%
153,712 (a),(d) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 1 .1%
652,894 (a) Grab Holdings Ltd 2,154,550
814,235 (a) Grab Holdings Ltd 2,686,976
29,074 Old Dominion Freight Line 6,110,773
TOTAL TRANSPORTATION 10,952,299
UTILITIES - 0 .5%
55,953 Vistra Corp 4,432,597
TOTAL UTILITIES 4,432,597
TOTAL COMMON STOCKS 948,750,821
(Cost $786,060,640)
TOTAL LONG-TERM INVESTMENTS 948,750,821
(Cost $786,060,640)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0 .2%
$ 2,117,000 United States Treasury Bill 0 .000% 08/06/24 2,115,452
TOTAL TREASURY DEBT 2,115,452
TOTAL SHORT-TERM INVESTMENTS 2,115,452
(Cost $2,115,448)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0%
19,291,028 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (f) 19,291,028
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 19,291,028
(Cost $19,291,028)
TOTAL INVESTMENTS - 101.8% 970,157,301
(Cost $807,467,116)
OTHER ASSETS & LIABILITIES, NET - (1.8)% (17,501,404)
NET ASSETS - 100.0% $ 952,655,897
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,038,347.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,595,700 or 0.7% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen Mid Cap Value Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
BANKS - 3 .1%
328,215 East West Bancorp, Inc $ 28,846,816
631,104 Fifth Third Bancorp 26,720,944
TOTAL BANKS 55,567,760
CAPITAL GOODS - 20 .7%
182,241 Ametek, Inc 31,615,169
152,247 Crane Co 24,423,464
69,199 Curtiss-Wright Corp 20,392,945
415,134 Howmet Aerospace, Inc 39,728,324
74,715 Hubbell, Inc 29,560,990
192,580 ITT, Inc 27,242,367
126,752 L3Harris Technologies, Inc 28,758,761
379,801 nVent Electric plc 27,584,947
58,442 Parker-Hannifin Corp 32,795,313
129,243 Regal-Beloit Corp 20,766,765
48,446 United Rentals, Inc 36,678,467
152,209 WESCO International, Inc 26,628,964
161,510 Westinghouse Air Brake Technologies Corp 26,027,336
TOTAL CAPITAL GOODS 372,203,812
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .2%
266,572 Academy Sports & Outdoors, Inc 14,413,548
130,965 (a) Autonation, Inc 24,977,645
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 39,391,193
CONSUMER SERVICES - 5 .9%
104,357 Darden Restaurants, Inc 15,266,386
572,494 (a) MGM Resorts International 24,600,067
135,385 (a) Royal Caribbean Cruises Ltd 21,217,537
452,100 Travel & Leisure Co 20,837,289
311,147 Wyndham Hotels & Resorts, Inc 23,560,051
TOTAL CONSUMER SERVICES 105,481,330
ENERGY - 7 .3%
748,304 Baker Hughes Co 28,974,331
179,564 Diamondback Energy, Inc 36,327,593
2,002,987 Permian Resources Corp 30,725,820
110,068 Valero Energy Corp 17,800,197
424,123 Williams Cos, Inc 18,211,842
TOTAL ENERGY 132,039,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9 .1%
151,940 Crown Castle, Inc 16,725,555
181,812 Digital Realty Trust, Inc 27,179,076
132,667 EastGroup Properties, Inc 24,807,402
397,761 Rexford Industrial Realty, Inc 19,931,804
692,656 STAG Industrial, Inc 28,267,292
896,059 VICI Properties, Inc 28,010,804
588,774 Weyerhaeuser Co 18,699,462
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 163,621,395
FINANCIAL SERVICES - 6 .8%
31,086 Ameriprise Financial, Inc 13,369,156
491,807 Fidelity National Information Services, Inc 37,785,532
540,639 Jefferies Financial Group, Inc 31,611,162
502,920 OneMain Holdings, Inc 26,282,599
106,896 Raymond James Financial, Inc 12,399,936
TOTAL FINANCIAL SERVICES 121,448,385

Nuveen Mid Cap Value Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .2%
195,931 Bunge Global S.A. $ 20,617,819
TOTAL FOOD, BEVERAGE & TOBACCO 20,617,819
HEALTH CARE EQUIPMENT & SERVICES - 2 .2%
173,878 (a) Centene Corp 13,374,696
73,531 Humana, Inc 26,589,545
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,964,241
INSURANCE - 10 .4%
166,663 Allstate Corp 28,519,373
424,869 American International Group, Inc 33,662,371
222,805 (a) Arch Capital Group Ltd 21,340,263
70,658 Everest Re Group Ltd 27,759,408
546,225 Fidelity National Financial, Inc 30,266,327
166,524 Metlife, Inc 12,797,369
174,267 Stewart Information Services Corp 12,320,677
358,630 Unum Group 20,631,984
TOTAL INSURANCE 187,297,772
MATERIALS - 4 .7%
349,513 DuPont de Nemours, Inc 29,254,238
158,553 Nucor Corp 25,834,626
199,453 Westlake Chemical Corp 29,491,120
TOTAL MATERIALS 84,579,984
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .2%
254,347 (a) BioMarin Pharmaceutical, Inc 21,449,083
1,858,803 (a) Elanco Animal Health, Inc 24,238,791
930,447 (a) Exelixis, Inc 21,818,982
162,784 (a) Jazz Pharmaceuticals plc 17,946,936
80,789 (a) United Therapeutics Corp 25,310,386
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 110,764,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .6%
320,886 Marvell Technology, Inc 21,492,944
138,315 Microchip Technology, Inc 12,279,606
90,580 (a) Onto Innovation, Inc 17,327,954
409,057 (b) STMicroelectronics NV 13,809,764
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 64,910,268
SOFTWARE & SERVICES - 3 .2%
1,439,475 Gen Digital, Inc 37,411,955
38,234 Roper Industries, Inc 20,827,972
TOTAL SOFTWARE & SERVICES 58,239,927
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .0%
1,803,855 Hewlett Packard Enterprise Co 35,914,753
1,000,746 HP, Inc 36,116,923
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 72,031,676
TRANSPORTATION - 1 .0%
117,366 (b) TFI International, Inc 18,279,754
TOTAL TRANSPORTATION 18,279,754
UTILITIES - 7 .9%
487,416 Alliant Energy Corp 27,129,574
283,033 American Electric Power Co, Inc 27,771,198
501,920 CMS Energy Corp 32,524,416
335,061 Dominion Energy, Inc 17,912,361
889,413 FirstEnergy Corp 37,275,299
TOTAL UTILITIES 142,612,848
TOTAL COMMON STOCKS 1,789,052,125
(Cost $1,400,256,223)
TOTAL LONG-TERM INVESTMENTS 1,789,052,125
(Cost $1,400,256,223)

PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .1%
$ 1,244,000 (c) Fixed Income Clearing Corporation 5 .340% 08/01/24 $ 1,244,000
TOTAL REPURCHASE AGREEMENT 1,244,000
TREASURY DEBT - 0 .4%
7,000,000 United States Treasury Bill 0 .000 08/06/24 6,994,881
TOTAL TREASURY DEBT 6,994,881
TOTAL SHORT-TERM INVESTMENTS 8,238,881
(Cost $8,238,866)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
728,366 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (e) 728,366
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 728,366
(Cost $728,366)
TOTAL INVESTMENTS - 100.0% 1,798,019,372
(Cost $1,409,223,455)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (715,010)
NET ASSETS - 100.0% $ 1,797,304,362
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,072,170.
(c) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $1,244,185 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $1,269,061.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Quant Small Cap Equity Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 1 .3%
380,390 (a) Atmus Filtration Technologies, Inc $ 11,731,227
148,100 (a) Gentherm, Inc 8,172,158
120,280 (a) Modine Manufacturing Co 14,152,145
100,235 (a) Visteon Corp 11,581,152
TOTAL AUTOMOBILES & COMPONENTS 45,636,682
BANKS - 10 .0%
251,130 Ameris Bancorp 15,291,306
224,690 (a) Axos Financial, Inc 16,404,617
132,520 (a) Bancorp, Inc 6,869,837
281,081 Bank of NT Butterfield & Son Ltd 10,776,646
133,900 Berkshire Hills Bancorp, Inc 3,695,640
161,440 Cadence Bank 5,306,533
299,510 Cathay General Bancorp 13,274,283
155,670 Central Pacific Financial Corp 4,061,430
56,413 ConnectOne Bancorp, Inc 1,366,323
289,830 (a) Customers Bancorp, Inc 18,688,238
489,162 CVB Financial Corp 9,323,428
248,460 Eagle Bancorp, Inc 5,346,859
99,050 Enterprise Financial Services Corp 5,236,773
41,900 FB Financial Corp 1,956,311
165,390 First Busey Corp 4,538,302
122,980 First Financial Bancorp 3,364,733
163,900 First Financial Bankshares, Inc 6,303,594
93,310 First Financial Corp 4,195,218
196,310 First Merchants Corp 7,921,108
279,130 Hancock Whitney Corp 15,276,785
156,550 Heartland Financial USA, Inc 8,535,106
331,040 Heritage Commerce Corp 3,426,264
234,960 Horizon Bancorp, Inc 3,752,311
81,749 Independent Bank Corp 2,835,873
83,912 Independent Bank Corp 5,382,955
96,300 International Bancshares Corp 6,494,472
139,520 (a),(b) Metropolitan Bank Holding Corp 7,356,890
171,250 National Bank Holdings Corp 7,171,950
302,250 OceanFirst Financial Corp 5,491,882
431,980 OFG Bancorp 19,620,532
593,000 Old National Bancorp 11,871,860
419,550 Pacific Premier Bancorp, Inc 11,353,023
77,590 Preferred Bank 6,677,395
248,547 Provident Financial Services, Inc 4,608,061
62,635 QCR Holdings, Inc 4,787,819
218,920 Renasant Corp 7,528,659
259,070 Towne Bank 8,611,487
159,720 UMB Financial Corp 16,294,634
353,368 United Bankshares, Inc 13,756,616
321,160 Veritex Holdings, Inc 8,051,481
57,721 Washington Federal, Inc 2,054,290
202,770 WesBanco, Inc 6,464,308
160,430 Westamerica Bancorporation 8,656,803
63,380 WSFS Financial Corp 3,580,336
TOTAL BANKS 343,562,971
CAPITAL GOODS - 10 .9%
124,210 Albany International Corp (Class A) 11,623,572
264,650 (a) American Superconductor Corp 6,393,944
174,400 (a) API Group Corp 6,608,016
127,450 Apogee Enterprises, Inc 8,748,168

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
157,670 Arcosa, Inc $ 14,649,120
167,020 (a) Beacon Roofing Supply, Inc 17,169,656
259,700 (a) Blue Bird Corp 13,535,564
88,700 Cadre Holdings, Inc 3,255,290
132,060 Columbus McKinnon Corp 5,039,409
40,960 Comfort Systems USA, Inc 13,615,923
54,979 CSW Industrials, Inc 17,836,287
325,550 (a) DNOW, Inc 5,000,448
218,100 Enerpac Tool Group Corp 8,767,620
84,280 ESCO Technologies, Inc 10,363,069
182,070 Federal Signal Corp 18,201,538
312,050 (a),(b) Fluence Energy, Inc 5,111,379
89,770 FTAI Aviation Ltd 10,004,866
136,770 (a) Gibraltar Industries, Inc 10,157,908
43,290 H&E Equipment Services, Inc 2,264,067
581,520 (a) Janus International Group, Inc 8,385,518
181,400 (a) Leonardo DRS, Inc 5,115,480
57,463 McGrath RentCorp 6,311,161
47,677 Moog, Inc (Class A) 9,349,460
678,710 Mueller Water Products, Inc (Class A) 14,035,723
337,960 (a) NEXTracker, Inc 16,607,354
44,040 (a) Parsons Corp 4,023,935
77,010 Powell Industries, Inc 14,141,346
158,750 Primoris Services Corp 8,964,612
601,050 (a) Resideo Technologies, Inc 13,655,856
137,450 (a) SPX Technologies, Inc 20,279,373
107,830 (a) Sterling Construction Co, Inc 12,547,099
93,900 Tennant Co 10,112,091
267,710 Trinity Industries, Inc 8,850,493
547,500 (a) Triumph Group, Inc 8,973,525
29,320 UFP Industries, Inc 3,868,188
74,780 Watts Water Technologies, Inc (Class A) 15,518,346
249,500 Zurn Elkay Water Solutions Corp 8,098,770
TOTAL CAPITAL GOODS 377,184,174
COMMERCIAL & PROFESSIONAL SERVICES - 3 .5%
145,160 ABM Industries, Inc 8,065,090
572,140 (a) ACV Auctions, Inc 9,772,151
46,500 Barrett Business Services, Inc 1,694,460
82,400 (a) CECO Environmental Corp 2,406,080
468,720 (a) ExlService Holdings, Inc 16,527,067
59,940 (a) Franklin Covey Co 2,619,977
518,660 (a) Healthcare Services Group 5,928,284
108,380 Heidrick & Struggles International, Inc 4,350,373
99,300 (a) Huron Consulting Group, Inc 10,923,993
80,153 ICF International, Inc 11,790,506
161,550 MAXIMUS, Inc 15,006,379
169,050 (a) Montrose Environmental Group, Inc 5,391,005
126,610 TriNet Group, Inc 13,199,093
737,170 (a) Upwork, Inc 8,934,500
105,820 (a) Verra Mobility Corp 3,188,357
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 119,797,315
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .9%
210,820 (a) Abercrombie & Fitch Co (Class A) 31,091,734
333,200 American Eagle Outfitters, Inc 7,347,060
97,850 (a) Carvana Co 13,036,555
1,988,400 (a),(b) EVgo, Inc 7,635,456
229,540 (a),(b) GigaCloud Technology, Inc 6,755,362
270,620 Upbound Group, Inc 10,210,493
287,560 (a) Urban Outfitters, Inc 13,242,138
630,090 (a) Warby Parker, Inc 10,377,582
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 99,696,380

Nuveen Quant Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 1 .9%
102,920 Century Communities, Inc $ 10,776,753
29,430 Installed Building Products, Inc 7,956,400
150,807 (a) Lovesac Co 4,126,080
88,900 (a) Skyline Champion Corp 7,246,239
294,760 (a) Taylor Morrison Home Corp 19,772,501
327,450 (a) Tri Pointe Homes, Inc 14,817,113
TOTAL CONSUMER DURABLES & APPAREL 64,695,086
CONSUMER SERVICES - 3 .6%
95,300 (a) Adtalem Global Education, Inc 7,472,473
11,940 (a) Biglari Holdings, Inc (B Shares) 2,396,955
134,820 (a) Brinker International, Inc 9,007,324
87,200 Carriage Services, Inc 2,795,632
659,181 (a) Coursera, Inc 6,130,383
310,400 (a) Despegar.com Corp 3,606,848
31,960 (a) Duolingo, Inc 5,495,203
761,300 (a) Everi Holdings, Inc 9,797,931
319,820 (a) Frontdoor, Inc 12,620,097
402,670 International Game Technology plc 9,450,665
422,930 (a) Life Time Group Holdings, Inc 8,784,256
448,150 (a) OneSpaWorld Holdings Ltd 7,210,734
600,880 (a) Rush Street Interactive, Inc 6,014,809
77,600 (a) Shake Shack, Inc 6,799,312
91,880 Strategic Education, Inc 9,684,152
375,790 (a) Sweetgreen, Inc 10,326,709
35,720 Texas Roadhouse, Inc (Class A) 6,237,069
TOTAL CONSUMER SERVICES 123,830,552
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
272,740 (a) Chefs' Warehouse, Inc 11,343,257
130,570 (a) Sprouts Farmers Market, Inc 13,042,637
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,385,894
ENERGY - 6 .6%
323,850 Archrock, Inc 6,713,411
420,980 Ardmore Shipping Corp 9,126,846
53,870 Chord Energy Corp 9,247,324
618,180 Crescent Energy Co 7,560,341
335,870 Delek US Holdings, Inc 7,986,989
198,688 DHT Holdings, Inc 2,334,584
513,500 (a) Diamond Offshore Drilling, Inc 8,431,670
174,640 Excelerate Energy, Inc 3,515,503
357,920 (a) Expro Group Holdings NV 8,310,902
421,540 Golar LNG Ltd 14,711,746
654,878 (a) Helix Energy Solutions Group, Inc 7,727,560
124,350 International Seaways, Inc 6,963,600
165,120 Liberty Energy, Inc 3,987,648
310,590 (b) Magnolia Oil & Gas Corp 8,460,472
485,770 Murphy Oil Corp 20,101,163
333,640 (a) Oceaneering International, Inc 10,015,873
427,659 (a) Par Pacific Holdings, Inc 11,354,347
846,800 (a) ProPetro Holding Corp 8,120,812
77,300 (a) Rex American Resources Corp 3,927,613
133,940 Scorpio Tankers, Inc 10,270,519
216,100 (a) Seadrill Ltd 11,887,661
606,390 Select Water Solutions, Inc 7,167,530
290,780 SM Energy Co 13,434,036
151,280 Teekay Tankers Ltd 9,899,763
249,960 Vitesse Energy, Inc 6,488,962
81,963 (a) Weatherford International plc 9,660,159
TOTAL ENERGY 227,407,034
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .5%
145,380 American Assets Trust, Inc 3,855,478
292,500 American Healthcare REIT, Inc 4,662,450

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
793,000 Apple Hospitality REIT, Inc $ 11,728,470
743,310 Broadstone Net Lease, Inc 12,941,027
399,220 Corporate Office Properties Trust 11,565,403
830,490 Empire State Realty Trust, Inc 8,944,377
288,700 (a) Equity Commonwealth 5,880,819
484,146 Essential Properties Realty Trust, Inc 14,325,880
1,420,460 Hudson Pacific Properties, Inc 8,508,555
192,850 Independence Realty Trust, Inc 3,596,653
257,890 InvenTrust Properties Corp 7,264,761
619,450 Kite Realty Group Trust 15,275,637
149,380 National Health Investors, Inc 11,182,587
884,820 Paramount Group, Inc 4,636,457
393,100 (c) Phillips Edison & Co, Inc 13,797,810
876,470 Piedmont Office Realty Trust, Inc 7,581,466
830,040 RLJ Lodging Trust 7,835,578
163,210 Ryman Hospitality Properties, Inc 16,404,237
907,210 Summit Hotel Properties, Inc 5,751,711
949,330 Sunstone Hotel Investors, Inc 9,835,059
499,740 Tanger Factory Outlet Centers, Inc 14,442,486
312,220 UMH Properties, Inc 5,545,027
271,900 Urban Edge Properties 5,519,570
479,210 Washington REIT 7,887,797
460,580 Xenia Hotels & Resorts, Inc 6,392,850
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 225,362,145
FINANCIAL SERVICES - 6 .3%
352,170 ARMOUR Residential REIT, Inc 7,113,834
265,330 Artisan Partners Asset Management, Inc 11,716,973
1,955,420 BGC Group, Inc 18,009,418
178,910 Enact Holdings, Inc 6,088,307
43,663 (a) Enova International, Inc 3,775,540
291,090 Essent Group Ltd 18,292,096
440,040 (a) Flywire Corp 8,057,132
481,450 (a) Green Dot Corp 4,602,662
198,780 Jackson Financial, Inc 17,504,567
165,870 (a) LendingTree, Inc 8,827,601
145,270 Merchants Bancorp 6,537,150
656,240 MFA Financial, Inc 7,343,326
48,600 (a) Moneylion, Inc 3,349,512
238,320 (a) NCR Corp ATM 7,661,988
396,215 (a) NMI Holdings, Inc 15,591,060
441,590 P10, Inc 4,402,652
748,860 (a) Pagseguro Digital Ltd 9,570,431
1,713,830 (a) Payoneer Global, Inc 9,477,480
28,900 Piper Jaffray Cos 7,897,792
422,530 Radian Group, Inc 15,675,863
700,090 (a) Repay Holdings Corp 6,734,866
193,400 Victory Capital Holdings, Inc 10,132,226
33,576 Virtus Investment Partners, Inc 7,588,176
TOTAL FINANCIAL SERVICES 215,950,652
FOOD, BEVERAGE & TOBACCO - 1 .6%
117,844 Cal-Maine Foods, Inc 8,434,095
9,180 Coca-Cola Consolidated Inc 10,519,270
27,900 J&J Snack Foods Corp 4,706,730
57,200 Lancaster Colony Corp 11,043,032
544,490 Primo Water Corp 11,940,666
207,150 (a) Vital Farms, Inc 7,558,904
TOTAL FOOD, BEVERAGE & TOBACCO 54,202,697
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
30,940 (a) Addus HomeCare Corp 3,754,878
359,550 (a) Angiodynamics, Inc 2,818,872
251,380 (a) AtriCure, Inc 5,422,267

Nuveen Quant Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
496,910 (a) BrightSpring Health Services, Inc $ 6,156,715
1,289,770 (a) Brookdale Senior Living, Inc 9,969,922
101,740 Conmed Corp 7,024,130
1,343,430 (a) Figs, Inc 8,732,295
414,000 (a) Guardant Health, Inc 14,543,820
429,260 (a) Health Catalyst, Inc 3,163,646
130,674 HealthStream, Inc 3,882,324
1,101,470 (a) Hims & Hers Health, Inc 23,395,223
240,090 (a) Inari Medical, Inc 11,178,590
134,421 (a) Integra LifeSciences Holdings Corp 3,334,985
214,747 (a) Lantheus Holdings, Inc 22,511,928
205,230 (a) LivaNova plc 10,138,362
104,500 (a) Merit Medical Systems, Inc 8,912,805
85,800 (a) PetIQ, Inc 1,877,304
427,831 (a) Privia Health Group, Inc 8,873,215
21,187 (a) RadNet, Inc 1,265,923
400,010 Select Medical Holdings Corp 15,904,398
337,070 (a) Silk Road Medical, Inc 9,104,261
386,500 (a) Surgery Partners, Inc 11,734,140
75,130 (a) TransMedics Group, Inc 10,687,994
22,900 US Physical Therapy, Inc 2,232,750
TOTAL HEALTH CARE EQUIPMENT & SERVICES 206,620,747
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
207,350 (a) BellRing Brands, Inc 10,632,908
78,480 (a) elf Beauty, Inc 13,544,078
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,176,986
INSURANCE - 1 .5%
298,900 (a) BRP Group, Inc 13,073,886
129,200 Employers Holdings, Inc 6,202,892
139,290 F&G Annuities & Life, Inc 6,007,578
424,260 Fidelis Insurance Holdings Ltd 7,547,585
197,860 (a) Hamilton Insurance Group Ltd 3,448,700
45,720 (a) Palomar Holdings, Inc 4,206,697
114,950 Selective Insurance Group, Inc 10,382,284
TOTAL INSURANCE 50,869,622
MATERIALS - 4 .8%
280,113 (a) Allegheny Technologies, Inc 18,966,451
328,150 (a) Aspen Aerogels, Inc 6,697,542
163,870 Cabot Corp 16,434,522
125,010 Carpenter Technology Corp 18,235,209
778,470 (a) Coeur Mining, Inc 5,052,270
70,790 Commercial Metals Co 4,254,479
380,380 (a) Constellium SE 6,774,568
2,217,680 Hecla Mining Co 12,818,190
88,110 Innospec, Inc 11,554,745
34,624 Kaiser Aluminum Corp 2,724,563
177,120 (a) Knife River Corp 14,084,582
153,700 Minerals Technologies, Inc 12,047,006
96,664 Olympic Steel, Inc 4,898,932
124,500 Orion S.A. 3,065,190
469,310 (a) Rayonier Advanced Materials, Inc 3,120,912
141,547 Sensient Technologies Corp 11,047,743
349,490 (a) Summit Materials, Inc 14,601,692
TOTAL MATERIALS 166,378,596
MEDIA & ENTERTAINMENT - 2 .1%
190,690 (a) Atlanta Braves Holdings, Inc 8,281,667
488,970 (a),(b) Cardlytics, Inc 4,053,561
242,840 (a) Cars.com, Inc 5,007,361
299,810 (a) EverQuote, Inc 7,822,043
479,730 (a) Integral Ad Science Holding Corp 4,883,652
70,040 John Wiley & Sons, Inc (Class A) 3,344,410

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
759,500 (a) Lions Gate Entertainment Corp (Class B) $ 6,258,280
226,813 (a) Madison Square Garden Entertainment Corp 8,956,845
586,785 (a) Magnite, Inc 8,531,854
313,090 (a) PubMatic, Inc 6,875,456
259,170 (a) Yelp, Inc 9,441,563
TOTAL MEDIA & ENTERTAINMENT 73,456,692
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11 .7%
481,300 (a) Acadia Pharmaceuticals, Inc 9,154,326
1,783,160 (a) ADMA Biologics, Inc 21,897,205
991,300 (a) Amicus Therapeutics, Inc 10,220,303
833,090 (a) Amneal Pharmaceuticals, Inc 6,106,550
199,150 (a) Amphastar Pharmaceuticals, Inc 8,667,008
126,060 (a) ANI Pharmaceuticals, Inc 8,284,663
1,103,900 (a) Annexon, Inc 7,075,999
1,503,480 (a) Ardelyx, Inc 8,344,314
847,450 (a) Aurinia Pharmaceuticals, Inc 4,983,006
349,327 (a) Avid Bioservices, Inc 3,646,974
384,510 (a) Avidity Biosciences, Inc 17,525,966
1,419,080 (a) BioCryst Pharmaceuticals, Inc 10,330,902
57,880 (a) Blueprint Medicines Corp 6,268,404
527,470 (a) Catalyst Pharmaceuticals, Inc 9,093,583
262,560 (a) Celldex Therapeutics, Inc 10,006,162
673,941 (a) Codexis, Inc 2,412,709
439,840 (a) Cogent Biosciences, Inc 4,147,691
56,200 (a) Corbus Pharmaceuticals Holdings, Inc 3,342,214
2,272,600 (a),(b) Esperion Thereapeutics, Inc 5,249,706
469,310 (a) Evolus, Inc 5,828,830
342,870 (a) Halozyme Therapeutics, Inc 18,946,996
1,212,340 (a),(b) Heron Therapeutics, Inc 3,600,650
728,270 (a),(b) Humacyte, Inc 6,889,434
363,640 (a) Insmed, Inc 26,454,810
375,400 (a) Intellia Therapeutics, Inc 9,839,234
193,392 (a) Intra-Cellular Therapies, Inc 15,223,818
142,610 (a) Janux Therapeutics, Inc 5,789,966
336,740 (a) Kiniksa Pharmaceuticals Ltd 8,957,284
88,900 (a) Longboard Pharmaceuticals, Inc 2,955,036
1,533,260 (a) MannKind Corp 8,831,578
234,970 (a) Mirum Pharmaceuticals, Inc 9,528,033
466,560 (a) Myriad Genetics, Inc 13,049,683
523,100 (a) Nurix Therapeutics, Inc 11,445,428
140,804 Phibro Animal Health Corp 2,658,380
155,920 (a) Praxis Precision Medicines, Inc 8,998,143
77,770 (a) Protagonist Therapeutics, Inc 2,911,709
296,530 (a) PTC Therapeutics, Inc 10,037,540
317,110 (a) Quanterix Corp 4,680,544
533,900 (a) Relay Therapeutics, Inc 4,388,658
185,020 (a) SpringWorks Therapeutics, Inc 6,644,068
479,240 (a) Syndax Pharmaceuticals, Inc 10,878,748
545,196 (a) Terns Pharmaceuticals, Inc 4,225,269
608,560 (a) TG Therapeutics, Inc 12,025,146
805,710 (a) Travere Therapeutics, Inc 7,686,473
530,500 (a) Vanda Pharmaceuticals, Inc 3,098,120
326,790 (a) Veracyte, Inc 7,842,960
114,620 (a) Vericel Corp 5,790,602
477,670 (a) Verve Therapeutics, Inc 3,343,690
298,600 (a) Vir Biotechnology, Inc 3,033,776
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 402,342,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .4%
182,330 (a) Ambarella, Inc 9,597,851
110,650 (a) Axcelis Technologies, Inc 13,980,628
517,910 (a) Credo Technology Group Holding Ltd 14,372,002
21,816 (a) Impinj, Inc 3,475,071

Nuveen Quant Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
360,097 (a) MaxLinear, Inc $ 5,091,772
112,512 (a) PDF Solutions, Inc 3,948,046
263,750 (a) Rambus, Inc 13,567,300
229,880 (a) Semtech Corp 7,291,794
131,620 (a) Ultra Clean Holdings 5,693,881
154,152 (a) Veeco Instruments, Inc 6,383,434
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 83,401,779
SOFTWARE & SERVICES - 6 .3%
17,237 (a) Agilysys, Inc 1,932,095
278,480 (a) Alkami Technology, Inc 9,114,650
57,540 (a) Appfolio, Inc 12,743,959
396,410 (a) AvePoint, Inc 4,320,869
726,810 (a) Cipher Mining, Inc 3,801,216
456,520 Clear Secure, Inc 9,746,702
296,000 (a) Clearwater Analytics Holdings, Inc 5,786,800
158,230 (a) Commvault Systems, Inc 24,185,456
84,300 (a),(b) Dave, Inc 3,065,148
279,350 (a) Fastly, Inc 2,262,735
615,490 (a) Freshworks, Inc 7,693,625
195,799 (a) Intapp, Inc 7,015,478
111,370 (a) LiveRamp Holdings, Inc 3,372,284
852,890 (a) Olo, Inc 4,076,814
468,600 (a),(b) Pagaya Technologies Ltd 6,972,768
377,220 (a) PagerDuty, Inc 7,895,215
197,420 (a) PROS Holdings, Inc 4,757,822
121,710 (a) Q2 Holdings, Inc 8,211,774
187,500 SolarWinds Corp 2,236,875
62,910 (a) Sprout Social, Inc 2,457,894
87,870 (a) SPS Commerce, Inc 18,928,955
268,810 (a) Squarespace, Inc 11,878,714
354,610 (a) Tenable Holdings, Inc 16,283,691
144,570 (a) Varonis Systems, Inc 7,970,144
327,230 (a) Verint Systems, Inc 11,826,092
32,840 (a) Workiva, Inc 2,422,607
537,140 (a) Zeta Global Holdings Corp 11,505,539
504,800 (a) Zuora, Inc 4,578,536
TOTAL SOFTWARE & SERVICES 217,044,457
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .8%
157,444 (a) Diebold Nixdorf, Inc 6,856,686
82,850 (a) Fabrinet 18,273,396
767,790 (a),(b) Infinera Corp 4,560,673
308,160 (a) Knowles Corp 5,630,083
47,443 (a) OSI Systems, Inc 7,020,615
36,500 (a) Plexus Corp 4,678,205
362,161 (a) Sanmina Corp 27,281,588
10,643 (a) Super Micro Computer, Inc 7,467,661
483,739 (a) Viasat, Inc 9,781,203
43,559 (a) Vishay Precision Group, Inc 1,493,638
506,270 Xerox Holdings Corp 5,449,996
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,493,744
TELECOMMUNICATION SERVICES - 0 .7%
298,340 (a) Bandwidth, Inc 6,808,119
198,340 Iridium Communications, Inc 5,692,358
574,800 Telephone and Data Systems, Inc 12,185,760
TOTAL TELECOMMUNICATION SERVICES 24,686,237
TRANSPORTATION - 1 .5%
97,902 ArcBest Corp 12,340,547
448,550 Costamare, Inc 6,647,511
261,218 Hub Group, Inc (Class A) 12,217,166

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
241,280 (a) Skywest, Inc $ 19,287,923
TOTAL TRANSPORTATION 50,493,147
UTILITIES - 2 .3%
125,320 Allete, Inc 8,083,140
230,938 Black Hills Corp 13,636,889
416,829 Brookfield Infrastructure Corp 16,214,648
193,450 ONE Gas, Inc 13,469,924
58,100 Otter Tail Corp 5,631,052
154,910 SJW Corp 9,389,095
112,400 Southwest Gas Holdings Inc 8,335,584
75,830 Unitil Corp 4,646,862
TOTAL UTILITIES 79,407,194
TOTAL COMMON STOCKS 3,399,083,074
(Cost $2,668,066,418)
TOTAL LONG-TERM INVESTMENTS 3,399,083,074
(Cost $2,668,066,418)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 10,000,000 Tennessee Valley Authority (TVA) 0 .000% 08/14/24 9,979,564
TOTAL GOVERNMENT AGENCY DEBT 9,979,564
REPURCHASE AGREEMENT - 0 .0%
1,322,000 (d) Fixed Income Clearing Corporation 5 .340 08/01/24 1,322,000
TOTAL REPURCHASE AGREEMENT 1,322,000
TREASURY DEBT - 1 .0%
9,000,000 United States Treasury Bill 0 .000 08/06/24 8,993,418
10,000,000 United States Treasury Bill 0 .000 08/13/24 9,982,392
6,000,000 United States Treasury Bill 0 .000 08/29/24 5,975,383
5,000,000 United States Treasury Bill 0 .000 09/24/24 4,960,587
3,250,000 United States Treasury Bill 0 .000 10/17/24 3,214,204
TOTAL TREASURY DEBT 33,125,984
TOTAL SHORT-TERM INVESTMENTS 44,427,548
(Cost $44,428,547)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
31,143,021 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (f) 31,143,021
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 31,143,021
(Cost $31,143,021)
TOTAL INVESTMENTS - 100.8% 3,474,653,643
(Cost $2,743,637,986)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (28,346,414)
NET ASSETS - 100.0% $ 3,446,307,229
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,742,571.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $1,322,196 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $1,348,625.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Quant Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 280 09/20/24  $ 28,414,546 $ 31,822,000 $ 3,407,454

Portfolio of Investments
Nuveen Quant Small/Mid-Cap Equity Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.2%
31,531 (a) Adient plc $ 812,239
82,630 (a) Atmus Filtration Technologies, Inc 2,548,309
121,450 BorgWarner, Inc 4,288,399
81,780 Phinia, Inc 3,655,566
69,480 (a) Stoneridge, Inc 1,167,959
30,254 (a) Visteon Corp 3,495,547
TOTAL AUTOMOBILES & COMPONENTS 15,968,019
BANKS - 6.5%
77,036 Ameris Bancorp 4,690,722
77,233 (a) Axos Financial, Inc 5,638,781
107,154 Bank of NT Butterfield & Son Ltd 4,108,284
108,182 Bank OZK 5,072,654
120,975 BankUnited, Inc 4,659,957
79,231 Berkshire Hills Bancorp, Inc 2,186,776
289,838 Capitol Federal Financial, Inc 1,831,776
30,139 Cathay General Bancorp 1,335,761
82,046 Central Pacific Financial Corp 2,140,580
49,438 (a) Customers Bancorp, Inc 3,187,762
66,945 East West Bancorp, Inc 5,883,796
18,617 Enterprise Financial Services Corp 984,281
131,701 First Financial Bankshares, Inc 5,065,220
191,405 First Hawaiian, Inc 4,792,781
263,920 First Horizon National Corp 4,415,382
163,510 FNB Corp 2,508,243
92,580 Hancock Whitney Corp 5,066,903
67,915 International Bancshares Corp 4,580,188
84,203 National Bank Holdings Corp 3,526,422
99,682 OFG Bancorp 4,527,556
129,316 Pacific Premier Bancorp, Inc 3,499,291
72,074 Prosperity Bancshares, Inc 5,226,807
78,013 Renasant Corp 2,682,867
22,311 Westamerica Bancorporation 1,203,902
TOTAL BANKS 88,816,692
CAPITAL GOODS - 15.4%
72,420 A.O. Smith Corp 6,158,597
8,000 Advanced Drainage Systems, Inc 1,416,320
3,201 (a) Aerovironment, Inc 571,507
42,732 Albany International Corp (Class A) 3,998,861
18,050 Allison Transmission Holdings, Inc 1,599,049
27,548 Applied Industrial Technologies, Inc 6,010,698
113,411 (a) AZEK Co, Inc 5,091,020
50,397 (a) Beacon Roofing Supply, Inc 5,180,812
88,340 (a) Blue Bird Corp 4,604,281
29,927 Boise Cascade Co 4,252,327
31,954 Comfort Systems USA, Inc 10,622,149
26,612 (a) Construction Partners, Inc 1,720,466
23,284 (a) Core & Main, Inc 1,244,995
41,446 Crane Co 6,648,767
24,181 Curtiss-Wright Corp 7,126,141
253,622 (a) DNOW, Inc 3,895,634
23,358 Donaldson Co, Inc 1,747,646
23,123 EMCOR Group, Inc 8,681,299
77,059 Enerpac Tool Group Corp 3,097,772
33,747 EnerSys 3,709,808
53,967 Esab Corp 5,483,047
34,820 ESCO Technologies, Inc 4,281,467

Nuveen Quant Small/Mid-Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
54,931 Federal Signal Corp $ 5,491,452
111,414 Flowserve Corp 5,631,978
112,917 (a) Fluor Corp 5,431,308
25,940 Fortune Brands Innovations, Inc 2,096,211
36,813 (a) Gibraltar Industries, Inc 2,734,101
52,770 Griffon Corp 3,802,606
67,790 Hexcel Corp 4,488,376
60,501 ITT, Inc 8,558,471
278,849 (a) Janus International Group, Inc 4,021,003
5,303 Lennox International, Inc 3,094,300
25,110 Lincoln Electric Holdings, Inc 5,157,845
17,260 (a) Mastec, Inc 1,899,118
127,160 MDU Resources Group, Inc 3,425,690
237,255 (a) MRC Global, Inc 3,435,452
247,940 Mueller Water Products, Inc (Class A) 5,127,399
78,972 nVent Electric plc 5,735,736
45,725 Oshkosh Corp 4,968,021
93,920 Primoris Services Corp 5,303,662
90,080 (a) Resideo Technologies, Inc 2,046,618
143,110 REV Group, Inc 4,175,950
41,053 (a) SPX Technologies, Inc 6,056,960
31,630 Tennant Co 3,406,235
38,280 Trinity Industries, Inc 1,265,537
169,270 (a) Triumph Group, Inc 2,774,335
22,483 (a) V2X, Inc 1,172,039
7,800 Valmont Industries, Inc 2,327,208
50,856 Vertiv Holdings Co 4,002,367
22,013 Woodward Inc 3,433,808
TOTAL CAPITAL GOODS 208,206,449
COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
232,854 (a) ACV Auctions, Inc 3,977,146
23,820 Booz Allen Hamilton Holding Corp 3,413,644
16,650 Brink's Co 1,831,333
17,740 (a) Cimpress plc 1,619,130
25,961 (a) ExlService Holdings, Inc 915,385
8,580 ICF International, Inc 1,262,118
34,219 Insperity, Inc 3,514,976
44,490 KBR, Inc 2,962,589
43,158 Kforce, Inc 2,998,186
50,670 MAXIMUS, Inc 4,706,736
26,595 MSA Safety, Inc 5,017,147
93,360 (a) OPENLANE, Inc 1,669,277
28,107 Tetra Tech, Inc 5,993,537
30,380 TriNet Group, Inc 3,167,115
264,393 (a) Upwork, Inc 3,204,443
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 46,252,762
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
14,360 (a) Asbury Automotive Group, Inc 3,865,999
134,510 Bath & Body Works, Inc 4,943,242
7,910 Dillard's, Inc (Class A) 3,152,847
5,497 Murphy USA, Inc 2,775,545
204,450 Nordstrom, Inc 4,667,593
55,963 Sonic Automotive, Inc (Class A) 3,332,037
688,077 (a) Stitch Fix, Inc 3,240,843
40,090 Upbound Group, Inc 1,512,596
104,643 (a) Urban Outfitters, Inc 4,818,810
14,017 (a) Valvoline, Inc 651,791
208,947 (a) Warby Parker, Inc 3,441,357
68,734 (a) Wayfair, Inc 3,741,192
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 40,143,852

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 3.7%
32,320 (a) BK LC Lux Finco 2 Sarl $ 1,910,435
25,530 Carter's, Inc 1,545,841
33,710 Century Communities, Inc 3,529,774
60,870 Hasbro, Inc 3,923,680
27,371 Installed Building Products, Inc 7,399,750
65,106 Kontoor Brands, Inc 4,567,186
42,250 (a) Skechers U.S.A., Inc (Class A) 2,751,742
88,443 Steven Madden Ltd 4,010,006
23,809 (a) TopBuild Corp 11,393,559
113,610 (a) Tri Pointe Homes, Inc 5,140,853
28,840 Whirlpool Corp 2,940,815
43,200 (a) YETI Holdings, Inc 1,786,320
TOTAL CONSUMER DURABLES & APPAREL 50,899,961
CONSUMER SERVICES - 4.9%
170,020 Aramark 5,826,585
82,380 Bloomin' Brands, Inc 1,717,623
20,786 (a) Brinker International, Inc 1,388,713
68,180 Cheesecake Factory 2,651,520
34,370 Choice Hotels International, Inc 4,380,457
124,970 (a) Despegar.com Corp 1,452,151
17,355 (a) Duolingo, Inc 2,984,019
272,160 (a) Everi Holdings, Inc 3,502,699
118,085 (a) Frontdoor, Inc 4,659,634
36,680 Golden Entertainment, Inc 1,226,212
114,703 H&R Block, Inc 6,645,892
182,951 International Game Technology plc 4,293,860
212,681 Laureate Education, Inc 3,296,556
148,740 (a) OneSpaWorld Holdings Ltd 2,393,227
338,980 (a) Rush Street Interactive, Inc 3,393,190
40,441 Strategic Education, Inc 4,262,481
43,415 Texas Roadhouse, Inc (Class A) 7,580,693
109,671 Wendy's Co 1,856,730
1,740 Wingstop, Inc 650,551
14,676 Wyndham Hotels & Resorts, Inc 1,111,267
7,592 Wynn Resorts Ltd 628,769
TOTAL CONSUMER SERVICES 65,902,829
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
57,887 Albertsons Cos, Inc 1,147,899
50,989 (a) Chefs' Warehouse, Inc 2,120,632
91,681 (a) Performance Food Group Co 6,325,989
224,940 (a) United Natural Foods, Inc 3,486,570
71,286 (a) US Foods Holding Corp 3,877,246
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,958,336
ENERGY - 5.3%
134,682 Archrock, Inc 2,791,958
56,200 Ardmore Shipping Corp 1,218,416
81,580 ChampionX Corp 2,794,931
7,120 Chord Energy Corp 1,222,219
40,420 Civitas Resources, Inc 2,819,699
279,950 Crescent Energy Co 3,423,789
116,783 Delek US Holdings, Inc 2,777,100
186,010 (a) Diamond Offshore Drilling, Inc 3,054,284
117,270 EQT Corp 4,046,988
18,766 (a) Gulfport Energy Operating Corp 2,762,543
188,081 (a) Helix Energy Solutions Group, Inc 2,219,356
90,450 HF Sinclair Corp 4,655,461
85,471 Murphy Oil Corp 3,536,790
151,135 Ovintiv, Inc 7,018,709
97,277 (a) Par Pacific Holdings, Inc 2,582,704
329,540 Permian Resources Corp 5,055,144
80,134 (a) Seadrill Ltd 4,408,171

Nuveen Quant Small/Mid-Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
382,251 (a) Southwestern Energy Co $ 2,465,519
199,150 TechnipFMC plc 5,874,925
99,831 Vitesse Energy, Inc 2,591,613
10,340 (a) Weatherford International plc 1,218,672
139,029 World Fuel Services Corp 3,883,080
TOTAL ENERGY 72,422,071
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.0%
81,395 Agree Realty Corp 5,613,813
113,099 Alexander & Baldwin, Inc 2,229,181
126,884 American Assets Trust, Inc 3,364,964
101,070 American Healthcare REIT, Inc 1,611,056
187,084 American Homes 4 Rent 6,751,862
203,992 Americold Realty Trust, Inc 6,097,321
148,435 Brixmor Property Group, Inc 3,780,639
77,608 CareTrust REIT, Inc 2,092,312
146,690 Corporate Office Properties Trust 4,249,609
153,497 Easterly Government Properties, Inc 2,138,213
49,423 EPR Properties 2,224,035
94,430 Equity Lifestyle Properties, Inc 6,485,452
133,368 Essential Properties Realty Trust, Inc 3,946,359
32,398 Federal Realty Investment Trust 3,617,237
97,676 First Industrial Realty Trust, Inc 5,344,831
75,830 Gaming and Leisure Properties, Inc 3,806,666
242,420 Kimco Realty Corp 5,267,787
206,051 Kite Realty Group Trust 5,081,218
190,061 Mack-Cali Realty Corp 2,985,858
180,619 Piedmont Office Realty Trust, Inc 1,562,354
68,026 Regency Centers Corp 4,580,871
44,983 Ryman Hospitality Properties, Inc 4,521,241
254,774 Sabra Health Care REIT, Inc 4,134,982
193,015 Service Properties Trust 1,094,395
176,530 Washington REIT 2,905,684
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 95,487,940
FINANCIAL SERVICES - 8.6%
28,625 Ally Financial, Inc 1,288,411
95,450 (b) A-Mark Precious Metals, Inc 3,669,098
134,004 BGC Group, Inc 1,234,177
131,279 Brightsphere Investment Group, Inc 3,438,197
130,712 Cannae Holdings, Inc 2,628,618
99,152 Corebridge Financial, Inc 2,929,942
32,230 Enact Holdings, Inc 1,096,787
21,990 (a) Enova International, Inc 1,901,475
138,320 (a) Flywire Corp 2,532,639
34,342 Hamilton Lane, Inc 4,957,955
29,107 Jack Henry & Associates, Inc 4,991,268
31,403 Jackson Financial, Inc 2,765,348
127,100 Janus Henderson Group plc 4,731,933
122,709 Jefferies Financial Group, Inc 7,174,795
301,310 (a) LendingClub Corp 3,769,388
127,310 (a) NCR Corp ATM 4,093,017
112,072 (a) NMI Holdings, Inc 4,410,033
78,655 OneMain Holdings, Inc 4,110,510
286,259 (a) Pagseguro Digital Ltd 3,658,390
459,906 (a) Payoneer Global, Inc 2,543,280
42,730 Perella Weinberg Partners 807,597
11,600 PROG Holdings, Inc 522,696
351,240 (a) Robinhood Markets, Inc 7,225,007
100,663 StepStone Group, Inc 5,059,322
44,472 (a) StoneX Group, Inc 3,706,297
143,847 (a) Toast, Inc 3,763,038
75,000 (b) Vanguard Russell 2000 ETF 6,791,250
30,000 Vanguard Small-Cap ETF 7,002,000

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
84,104 Victory Capital Holdings, Inc $ 4,406,209
180,389 Virtu Financial, Inc 4,928,227
58,270 Voya Financial, Inc 4,237,977
TOTAL FINANCIAL SERVICES 116,374,881
FOOD, BEVERAGE & TOBACCO - 1.2%
24,780 (a) Freshpet, Inc 3,015,726
35,791 Ingredion, Inc 4,451,327
83,047 (a) Pilgrim's Pride Corp 3,424,028
257,170 Primo Water Corp 5,639,738
TOTAL FOOD, BEVERAGE & TOBACCO 16,530,819
HEALTH CARE EQUIPMENT & SERVICES - 4.1%
139 (a) agilon health, Inc 958
104,581 (a) AtriCure, Inc 2,255,812
56,666 (a) Axonics, Inc 3,880,488
464,720 (a) Brookdale Senior Living, Inc 3,592,286
20,250 Conmed Corp 1,398,060
119,260 (a) Evolent Health, Inc 2,781,143
15,450 (a) GeneDx Holdings Corp 505,524
135,789 (a) Guardant Health, Inc 4,770,267
407,085 (a) Hims & Hers Health, Inc 8,646,485
82,573 (a) Inari Medical, Inc 3,844,599
10,610 (a) iRhythm Technologies, Inc 915,112
75,162 (a) LivaNova plc 3,713,003
70,654 (a) Privia Health Group, Inc 1,465,364
78,318 (a) RxSight, Inc 3,584,615
92,471 Select Medical Holdings Corp 3,676,647
15,030 Teleflex, Inc 3,320,428
47,260 (a) Tenet Healthcare Corp 7,074,822
TOTAL HEALTH CARE EQUIPMENT & SERVICES 55,425,613
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
120,775 (a) BellRing Brands, Inc 6,193,342
9,228 (a) elf Beauty, Inc 1,592,568
46,090 Energizer Holdings, Inc 1,419,111
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,205,021
INSURANCE - 3.7%
43,699 American Financial Group, Inc 5,722,821
32,319 Assured Guaranty Ltd 2,662,116
68,979 Axis Capital Holdings Ltd 5,225,159
28,050 Globe Life, Inc 2,601,357
117,300 (a) Hamilton Insurance Group Ltd 2,044,539
21,124 Hanover Insurance Group, Inc 2,904,339
119,803 Lincoln National Corp 3,989,440
158,830 Old Republic International Corp 5,498,695
456,745 (a) Oscar Health, Inc 8,075,251
29,339 Reinsurance Group of America, Inc (Class A) 6,613,891
59,143 Selective Insurance Group, Inc 5,341,796
TOTAL INSURANCE 50,679,404
MATERIALS - 5.2%
93,090 (a) Allegheny Technologies, Inc 6,303,124
42,012 Berry Global Group, Inc 2,761,029
69,228 Carpenter Technology Corp 10,098,288
245,969 (a) Constellium SE 4,380,708
176,090 Element Solutions, Inc 4,745,625
747,500 Hecla Mining Co 4,320,550
136,820 Huntsman Corp 3,274,103
23,027 Innospec, Inc 3,019,761
16,300 Kaiser Aluminum Corp 1,282,647
50,886 Minerals Technologies, Inc 3,988,445
30,580 Packaging Corp of America 6,112,025
44,972 Royal Gold, Inc 6,211,533

Nuveen Quant Small/Mid-Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
73,088 Ryerson Holding Corp $ 1,738,763
130,090 Sealed Air Corp 4,949,924
92,382 (a) Summit Materials, Inc 3,859,720
82,337 Worthington Steel, Inc 3,282,776
TOTAL MATERIALS 70,329,021
MEDIA & ENTERTAINMENT - 1.2%
297,482 (a) Eventbrite, Inc 1,454,687
190,398 (a) Integral Ad Science Holding Corp 1,938,252
265,212 (a),(b) Lions Gate Entertainment Corp (Class A) 2,431,994
219,270 (a) Magnite, Inc 3,188,186
12,640 New York Times Co (Class A) 677,377
202,170 TEGNA, Inc 3,220,568
78,958 (a) Yelp, Inc 2,876,440
TOTAL MEDIA & ENTERTAINMENT 15,787,504
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
248,630 (a) ADMA Biologics, Inc 3,053,176
52,870 (a) Apellis Pharmaceuticals, Inc 2,093,652
540,500 (a) BioCryst Pharmaceuticals, Inc 3,934,840
27,310 (a) Catalent, Inc 1,620,575
216,441 (a) Codexis, Inc 774,859
177,100 (a) Denali Therapeutics, Inc 4,315,927
282,770 (a) Elanco Animal Health, Inc 3,687,321
117,793 (a) Exact Sciences Corp 5,380,784
211,573 (a) Exelixis, Inc 4,961,387
117,451 (a) Halozyme Therapeutics, Inc 6,490,342
94,330 (a) Intellia Therapeutics, Inc 2,472,389
63,627 (a) Intra-Cellular Therapies, Inc 5,008,717
3,276 (a) Medpace Holdings, Inc 1,253,136
30,530 (a) Mirum Pharmaceuticals, Inc 1,237,992
116,010 (a) Myriad Genetics, Inc 3,244,800
82,627 (a) Natera, Inc 8,460,179
51,819 (a) Neurocrine Biosciences, Inc 7,336,016
77,650 (a) Nurix Therapeutics, Inc 1,698,982
135,803 Perrigo Co plc 3,839,151
46,590 (a) Praxis Precision Medicines, Inc 2,688,709
114,727 (a) PTC Therapeutics, Inc 3,883,509
126,403 QIAGEN NV 5,623,670
13,363 (a) Sarepta Therapeutics, Inc 1,900,753
78,140 (a) TG Therapeutics, Inc 1,544,046
47,020 (a) Ultragenyx Pharmaceutical, Inc 2,116,840
14,273 (a) United Therapeutics Corp 4,471,588
162,382 (a) Veracyte, Inc 3,897,168
97,049 (a) Viridian Therapeutics, Inc 1,635,276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 98,625,784
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
865,780 (a) Compass, Inc 3,800,774
132,034 (b) eXp World Holdings, Inc 1,896,009
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,696,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
30,490 (a) Cirrus Logic, Inc 3,978,335
193,292 (a) Credo Technology Group Holding Ltd 5,363,853
79,977 (a) Formfactor, Inc 4,283,568
19,420 (a) Onto Innovation, Inc 3,715,046
51,390 Power Integrations, Inc 3,753,526
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,094,328
SOFTWARE & SERVICES - 7.1%
65,450 Amdocs Ltd 5,724,911
19,821 (a) Appfolio, Inc 4,389,955
47,780 (a) AppLovin Corp 3,683,838
155,930 (a) Box, Inc 4,384,752

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
334,160 (a) CCC Intelligent Solutions Holdings, Inc $ 3,428,482
189,693 Clear Secure, Inc 4,049,945
44,260 (a) Commvault Systems, Inc 6,765,141
101,339 (a) Dynatrace, Inc 4,450,809
38,874 (a) Elastic NV 4,263,311
15,140 (a) Gitlab, Inc 775,622
179,884 (a) Kyndryl Holdings, Inc 4,833,483
24,402 (a) Manhattan Associates, Inc 6,231,783
76,852 (a),(b) Marathon Digital Holdings, Inc 1,511,679
154,066 (a) Nutanix, Inc 7,781,874
116,450 (a) Paycor HCM, Inc 1,445,144
37,510 Pegasystems, Inc 2,615,197
62,498 (a) Q2 Holdings, Inc 4,216,740
178,344 (a) SentinelOne, Inc 4,084,078
103,230 (a) Smartsheet, Inc 4,950,911
26,877 (a) SPS Commerce, Inc 5,789,843
55,700 (a) Tenable Holdings, Inc 2,557,744
230,226 (a) Zeta Global Holdings Corp 4,931,441
333,294 (a) Zuora, Inc 3,022,977
TOTAL SOFTWARE & SERVICES 95,889,660
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
167,615 (a) Arlo Technologies, Inc 2,541,043
76,246 (a) Calix, Inc 3,135,998
191,918 (a) Extreme Networks, Inc 2,744,427
15,521 (a) Fabrinet 3,423,312
48,649 (a) Itron, Inc 5,032,253
53,620 Jabil Inc 6,041,365
97,490 Juniper Networks, Inc 3,674,398
35,987 Napco Security Technologies, Inc 2,008,434
3,700 (a) Plexus Corp 474,229
63,524 (a) Sanmina Corp 4,785,263
3,845 (a) Super Micro Computer, Inc 2,697,844
46,668 TD SYNNEX Corp 5,561,426
59,120 (a) TTM Technologies, Inc 1,145,746
108,200 Vontier Corp 4,244,686
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 47,510,424
TELECOMMUNICATION SERVICES - 0.2%
41,763 (a),(c) GCI Liberty, Inc 418
121,260 (a) Liberty Global Ltd 2,363,357
TOTAL TELECOMMUNICATION SERVICES 2,363,775
TRANSPORTATION - 1.2%
94,596 (a) GXO Logistics, Inc 5,295,484
58,144 Hub Group, Inc (Class A) 2,719,395
275,335 (a) Lyft, Inc (Class A) 3,317,787
147,186 (a) RXO, Inc 4,667,268
TOTAL TRANSPORTATION 15,999,934
UTILITIES - 2.3%
34,283 Allete, Inc 2,211,253
93,350 Clearway Energy, Inc (Class A) 2,299,210
26,014 MGE Energy, Inc 2,285,070
40,314 New Jersey Resources Corp 1,884,680
136,230 NRG Energy, Inc 10,240,409
63,940 ONE Gas, Inc 4,452,142
49,650 Pinnacle West Capital Corp 4,249,544

Nuveen Quant Small/Mid-Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
42,958 Vistra Corp $ 3,403,133
TOTAL UTILITIES 31,025,441
TOTAL COMMON STOCKS 1,353,597,303
(Cost $1,051,937,856)
TOTAL LONG-TERM INVESTMENTS 1,353,597,303
(Cost $1,051,937,856)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0.2%
$ 2,032,000 United States Treasury Bill 0.000% 08/06/24 2,030,514
TOTAL TREASURY DEBT 2,030,514
TOTAL SHORT-TERM INVESTMENTS 2,030,514
(Cost $2,030,510)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
7,374,795 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5.310 (e) 7,374,795
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 7,374,795
(Cost $7,374,795)
TOTAL INVESTMENTS - 100.5% 1,363,002,612
(Cost $1,061,343,161)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (7,259,519)
NET ASSETS - 100.0% $ 1,355,743,093
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,857,229.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen Large Cap Responsible Equity Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 2.0%
546,243 (a) Tesla, Inc $ 126,766,613
TOTAL AUTOMOBILES & COMPONENTS 126,766,613
BANKS - 2.6%
550,190 Citigroup, Inc 35,696,327
588,757 JPMorgan Chase & Co 125,287,490
TOTAL BANKS 160,983,817
CAPITAL GOODS - 7.1%
58,608 (a) Axon Enterprise, Inc 17,582,986
408,354 Carrier Global Corp 27,812,991
185,094 Caterpillar, Inc 64,079,543
98,799 Deere & Co 36,751,252
185,498 Eaton Corp plc 56,537,935
250,803 Emerson Electric Co 29,371,539
2,220 Fastenal Co 157,065
23,929 Fortive Corp 1,719,299
181,650 Illinois Tool Works, Inc 44,918,412
443,361 Ingersoll Rand, Inc 44,513,444
115,941 Quanta Services, Inc 30,768,423
16,808 Rockwell Automation, Inc 4,683,549
47,538 Trane Technologies plc 15,891,003
38,863 United Rentals, Inc 29,423,177
32,656 W.W. Grainger, Inc 31,898,707
68,161 Xylem, Inc 9,099,494
TOTAL CAPITAL GOODS 445,208,819
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
207,923 Automatic Data Processing, Inc 54,604,738
6,914 Broadridge Financial Solutions, Inc 1,479,596
773,661 (a) Copart, Inc 40,485,680
52,931 Paychex, Inc 6,776,227
16,917 Verisk Analytics, Inc 4,428,025
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 107,774,266
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
293,564 eBay, Inc 16,325,094
65,443 (a) Etsy, Inc 4,262,957
251,170 Home Depot, Inc 92,470,747
241,159 Lowe's Cos, Inc 59,206,946
47,702 Pool Corp 17,842,456
536,869 TJX Cos, Inc 60,676,935
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 250,785,135
CONSUMER DURABLES & APPAREL - 0.5%
2,384 (a) Deckers Outdoor Corp 2,199,550
88,129 DR Horton, Inc 15,857,051
46,714 (a) Lululemon Athletica, Inc 12,083,043
TOTAL CONSUMER DURABLES & APPAREL 30,139,644
CONSUMER SERVICES - 2.7%
15,430 Booking Holdings, Inc 57,322,604
255,352 McDonald's Corp 67,770,421
438,341 Starbucks Corp 34,168,681
86,881 Yum! Brands, Inc 11,540,403
TOTAL CONSUMER SERVICES 170,802,109
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
120,607 (a) Dollar Tree, Inc 12,584,134
425,652 Kroger Co 23,198,034

Nuveen Large Cap Responsible Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
210,539 Target Corp $ 31,667,171
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 67,449,339
ENERGY - 2.1%
1,249,276 Baker Hughes Co 48,371,967
569,532 ONEOK, Inc 47,459,102
278,430 Targa Resources Corp 37,666,010
TOTAL ENERGY 133,497,079
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
151,283 American Tower Corp 33,342,773
55,246 Equinix, Inc 43,657,599
36,874 Iron Mountain, Inc 3,781,798
409,081 (b) Prologis, Inc 51,564,660
240,440 Welltower, Inc 26,748,950
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 159,095,780
FINANCIAL SERVICES - 9.3%
249,465 American Express Co 63,124,624
85,645 Ameriprise Financial, Inc 36,833,345
345,014 Bank of New York Mellon Corp 22,450,061
8,606 Discover Financial Services 1,239,178
12,314 Fidelity National Information Services, Inc 946,085
127,768 Goldman Sachs Group, Inc 65,037,745
203,862 Mastercard, Inc (Class A) 94,532,848
117,036 Moody's Corp 53,424,593
577,428 Morgan Stanley 59,596,344
120,129 Nasdaq Stock Market, Inc 8,130,331
200,000 (c) Nuveen ESG Large-Cap ETF 8,860,760
191,293 (a) PayPal Holdings, Inc 12,583,253
132,352 S&P Global, Inc 64,154,985
367,846 Visa, Inc (Class A) 97,725,647
TOTAL FINANCIAL SERVICES 588,639,799
FOOD, BEVERAGE & TOBACCO - 3.5%
206,119 Archer-Daniels-Midland Co 12,781,439
1,156,275 Coca-Cola Co 77,169,793
374,661 General Mills, Inc 25,154,740
205,431 Keurig Dr Pepper, Inc 7,042,175
790,709 Kraft Heinz Co 27,840,864
14,027 Lamb Weston Holdings, Inc 841,901
421,326 PepsiCo, Inc 72,750,360
TOTAL FOOD, BEVERAGE & TOBACCO 223,581,272
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
35,816 AmerisourceBergen Corp 8,519,910
51,905 Cigna Group 18,097,716
150,956 (a) Cooper Cos, Inc 14,088,723
307,939 (a) Edwards Lifesciences Corp 19,415,554
106,592 Elevance Health, Inc 56,710,142
99,554 HCA, Inc 36,143,080
57,186 (a) IDEXX Laboratories, Inc 27,227,398
67,409 McKesson Corp 41,592,701
49,452 STERIS plc 11,807,160
198,551 UnitedHealth Group, Inc 114,397,144
TOTAL HEALTH CARE EQUIPMENT & SERVICES 347,999,528
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
568,238 Procter & Gamble Co 91,349,941
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 91,349,941
INSURANCE - 3.4%
144,844 Hartford Financial Services Group, Inc 16,066,096
259,428 Marsh & McLennan Cos, Inc 57,740,890
271,805 Progressive Corp 58,198,887
356,512 Prudential Financial, Inc 44,678,084

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
162,598 Travelers Cos, Inc $ 35,192,711
TOTAL INSURANCE 211,876,668
MATERIALS - 3.4%
96,297 Avery Dennison Corp 20,880,078
285,047 Ball Corp 18,194,550
202,660 Ecolab, Inc 46,751,635
411,773 LyondellBasell Industries NV 40,954,943
1,060,037 Newmont Goldcorp Corp 52,016,016
153,201 (a) Smurfit WestRock plc 6,869,533
201,895 Steel Dynamics, Inc 26,896,452
TOTAL MATERIALS 212,563,207
MEDIA & ENTERTAINMENT - 5.4%
1,564,707 Comcast Corp (Class A) 64,575,458
304,215 Electronic Arts, Inc 45,918,212
226,823 Fox Corp (Class A) 8,628,347
259,819 Fox Corp (Class B) 9,205,387
122,597 (a) NetFlix, Inc 77,033,825
822,779 News Corp (Class A) 22,692,245
159,676 Omnicom Group, Inc 15,654,635
246,168 (a) Take-Two Interactive Software, Inc 37,055,669
658,545 Walt Disney Co 61,699,081
TOTAL MEDIA & ENTERTAINMENT 342,462,859
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
99,462 Agilent Technologies, Inc 14,063,927
201,945 Amgen, Inc 67,140,654
245,988 Danaher Corp 68,158,355
155,705 Eli Lilly & Co 125,228,860
4,499 Gilead Sciences, Inc 342,194
65,025 (a) IQVIA Holdings, Inc 16,011,106
3,157 (a) Mettler-Toledo International, Inc 4,801,892
54,100 (a) Regeneron Pharmaceuticals, Inc 58,384,179
2,710 (a) Waters Corp 911,319
23,197 West Pharmaceutical Services, Inc 7,102,225
253,414 Zoetis, Inc 45,624,657
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 407,769,368
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
224,287 (a) CBRE Group, Inc 25,279,388
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 25,279,388
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
302,228 Applied Materials, Inc 64,132,781
206,093 (a) First Solar, Inc 44,514,027
1,800,461 Intel Corp 55,346,171
60,675 Lam Research Corp 55,896,237
3,674,167 Nvidia Corp 429,951,022
188,223 NXP Semiconductors NV 49,532,765
332,686 Texas Instruments, Inc 67,804,734
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 767,177,737
SOFTWARE & SERVICES - 16.1%
137,153 (a) Adobe, Inc 75,660,453
63,272 (a) Ansys, Inc 19,843,997
176,045 (a) Autodesk, Inc 43,574,658
183,959 (a) Cadence Design Systems, Inc 49,238,466
347,672 International Business Machines Corp 66,801,698
103,413 Intuit, Inc 66,944,406
1,101,446 Microsoft Corp 460,789,934
203,985 (a) PTC, Inc 36,278,732
298,520 Salesforce, Inc 77,256,976
79,354 (a) ServiceNow, Inc 64,625,104

Nuveen Large Cap Responsible Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
94,312 (a) Synopsys, Inc $ 52,656,276
TOTAL SOFTWARE & SERVICES 1,013,670,700
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
2,186,028 Hewlett Packard Enterprise Co 43,523,818
1,264,859 HP, Inc 45,648,761
276,174 (a) Keysight Technologies, Inc 38,545,605
529,871 (a) Trimble Inc 28,899,164
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 156,617,348
TELECOMMUNICATION SERVICES - 1.0%
1,550,081 Verizon Communications, Inc 62,809,282
TOTAL TELECOMMUNICATION SERVICES 62,809,282
TRANSPORTATION - 1.8%
1,164,564 CSX Corp 40,876,196
8,753 Expeditors International Washington, Inc 1,092,549
128,738 Old Dominion Freight Line 27,058,153
354,621 United Parcel Service, Inc (Class B) 46,231,940
TOTAL TRANSPORTATION 115,258,838
UTILITIES - 1.1%
102,911 American Water Works Co, Inc 14,650,410
455,862 Consolidated Edison, Inc 44,455,662
325,921 Exelon Corp 12,124,261
TOTAL UTILITIES 71,230,333
TOTAL COMMON STOCKS 6,290,788,869
(Cost $3,686,625,740)
TOTAL LONG-TERM INVESTMENTS 6,290,788,869
(Cost $3,686,625,740)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 6,315,000 Federal Home Loan Bank (FHLB) 0.000% 08/14/24 6,302,095
TOTAL GOVERNMENT AGENCY DEBT 6,302,095
REPURCHASE AGREEMENT - 0.1%
5,884,000 (d) Fixed Income Clearing Corporation 5.340 08/01/24 5,884,000
TOTAL REPURCHASE AGREEMENT 5,884,000
TOTAL SHORT-TERM INVESTMENTS 12,186,095
(Cost $12,187,051)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
283,302 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5.310 (f) 283,302
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 283,302
(Cost $283,302)
TOTAL INVESTMENTS - 100.0% 6,303,258,266
(Cost $3,699,096,093)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (208,864)
NET ASSETS - 100.0% $ 6,303,049,402

ETF Exchange Traded Fund
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $276,129.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $5,884,873 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $6,001,844.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 36 09/20/24  $ 9,866,791 $ 10,004,400 $ 137,609

Social Choice Low Carbon Equity Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2 .1%
18,056 (a) Modine Manufacturing Co $ 2,124,469
160,297 (a),(b) Rivian Automotive, Inc 2,630,474
83,768 (a) Tesla, Inc 19,440,040
TOTAL AUTOMOBILES & COMPONENTS 24,194,983
BANKS - 3 .7%
1,105 Amalgamated Financial Corp 35,150
339 Camden National Corp 14,129
132,014 Citigroup, Inc 8,565,068
119 First Commonwealth Financial Corp 2,152
5,919 Independent Bank Corp 205,330
90,774 JPMorgan Chase & Co 19,316,707
41,669 PNC Financial Services Group, Inc 7,546,256
1,527 Premier Financial Corp 38,694
65,064 Regions Financial Corp 1,455,482
137,130 Truist Financial Corp 6,128,340
1,445 Univest Financial Corp 39,954
TOTAL BANKS 43,347,262
CAPITAL GOODS - 8 .3%
58,411 3M Co 7,450,323
17,269 (a) Axon Enterprise, Inc 5,180,873
106,453 Carrier Global Corp 7,250,514
27,337 Caterpillar, Inc 9,464,069
9,355 Curtiss-Wright Corp 2,756,918
20,005 Deere & Co 7,441,460
27,006 Eaton Corp plc 8,231,159
271 EMCOR Group, Inc 101,744
63,462 Emerson Electric Co 7,432,035
16,418 (a) Energy Recovery, Inc 239,374
28,654 Fastenal Co 2,027,270
78,308 Fortive Corp 5,626,430
19,903 (a) Great Lakes Dredge & Dock Corp 187,685
29,663 Illinois Tool Works, Inc 7,335,067
20,174 Ingersoll Rand, Inc 2,025,470
7,014 Moog, Inc (Class A) 1,375,445
3,920 Owens Corning, Inc 730,610
6,312 (a) Proto Labs, Inc 219,784
24,233 Quanta Services, Inc 6,430,953
6,567 Rockwell Automation, Inc 1,829,895
8,806 Trane Technologies plc 2,943,670
9,356 United Rentals, Inc 7,083,428
4,248 W.W. Grainger, Inc 4,149,489
1,778 Xylem, Inc 237,363
TOTAL CAPITAL GOODS 97,751,028
COMMERCIAL & PROFESSIONAL SERVICES - 1 .5%
6,190 ACCO Brands Corp 31,631
31,656 Automatic Data Processing, Inc 8,313,499
123,150 (a) Copart, Inc 6,444,439
1,324 Herman Miller, Inc 41,070
278 ICF International, Inc 40,894
2,761 (a) OPENLANE, Inc 49,367
5,558 TransUnion 501,665
12,847 Veralto Corp 1,368,976
4,286 Verisk Analytics, Inc 1,121,861
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 17,913,402

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .6%
1,427 (a) America's Car-Mart, Inc $ 98,820
1,632 (a) Autozone, Inc 5,114,182
10,233 Designer Brands, Inc 83,501
56,650 eBay, Inc 3,150,306
38,155 Home Depot, Inc 14,047,145
11 LKQ Corp 457
36,948 Lowe's Cos, Inc 9,071,103
1,783 (a) O'Reilly Automotive, Inc 2,008,264
77,688 TJX Cos, Inc 8,780,298
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 42,354,076
CONSUMER DURABLES & APPAREL - 1 .0%
17,686 DR Horton, Inc 3,182,242
5 Hasbro, Inc 322
14,807 (a) Lululemon Athletica, Inc 3,829,979
3,727 Movado Group, Inc 96,529
36,246 Pulte Homes, Inc 4,784,472
9,623 (a) Sonos, Inc 129,911
TOTAL CONSUMER DURABLES & APPAREL 12,023,455
CONSUMER SERVICES - 3 .8%
2,242 Booking Holdings, Inc 8,329,052
10,670 (a) Brinker International, Inc 712,863
58,390 (a) DoorDash, Inc 6,464,941
6,086 (a) European Wax Center, Inc 57,148
128 (a) Frontdoor, Inc 5,051
38,299 McDonald's Corp 10,164,555
10,345 (a) Royal Caribbean Cruises Ltd 1,621,268
5,037 (a) Shake Shack, Inc 441,342
96,294 Starbucks Corp 7,506,117
8,722 Wingstop, Inc 3,260,981
46,366 Yum! Brands, Inc 6,158,796
TOTAL CONSUMER SERVICES 44,722,114
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
5,371 Andersons, Inc 292,881
32,626 (a) BJ's Wholesale Club Holdings, Inc 2,869,783
19,153 Kroger Co 1,043,839
37,582 (a) Performance Food Group Co 2,593,158
397 Pricesmart, Inc 36,258
24,787 (a) Sprouts Farmers Market, Inc 2,475,973
44,878 Target Corp 6,750,100
10,982 (a) United Natural Foods, Inc 170,221
55,578 (a) US Foods Holding Corp 3,022,887
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,255,100
ENERGY - 2 .7%
33,822 Archrock, Inc 701,130
176,014 Baker Hughes Co 6,815,262
15,938 Cactus, Inc 1,006,007
47,636 ChampionX Corp 1,632,009
48,397 (a) Clean Energy Fuels Corp 137,932
7,822 (b) Core Laboratories, Inc 191,561
17,371 Delek US Holdings, Inc 413,082
10,205 (a) Dril-Quip, Inc 176,751
5,676 Excelerate Energy, Inc 114,258
23,720 (a) Expro Group Holdings NV 550,778
52,581 NOV, Inc 1,094,736
24,446 (a) Oceaneering International, Inc 733,869
84,965 ONEOK, Inc 7,080,133
41,909 Targa Resources Corp 5,669,450
106,180 TechnipFMC plc 3,132,310
17,322 (a) Weatherford International plc 2,041,571

Social Choice Low Carbon Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
14,539 World Fuel Services Corp $ 406,074
TOTAL ENERGY 31,896,913
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
37,235 American Tower Corp 8,206,594
9,601 Equinix, Inc 7,587,094
67,114 (c) Prologis, Inc 8,459,720
66,468 Welltower, Inc 7,394,565
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 31,647,973
FINANCIAL SERVICES - 8 .5%
35,936 American Express Co 9,093,245
2,628 Ameriprise Financial, Inc 1,130,224
54,996 Bank of New York Mellon Corp 3,578,590
666 Diamond Hill Investment Group, Inc 106,040
28,027 Discover Financial Services 4,035,608
129 Federal Agricultural Mortgage Corp (FAMC) 26,602
89,801 Fidelity National Information Services, Inc 6,899,411
18,563 Goldman Sachs Group, Inc 9,449,124
31,108 Mastercard, Inc (Class A) 14,425,091
16,531 Moody's Corp 7,546,071
82,447 Morgan Stanley 8,509,355
113,294 (a) PayPal Holdings, Inc 7,452,479
19,290 S&P Global, Inc 9,350,442
19,202 State Street Corp 1,631,594
57,138 Visa, Inc (Class A) 15,179,852
10,487 (a) WEX, Inc 1,923,840
TOTAL FINANCIAL SERVICES 100,337,568
FOOD, BEVERAGE & TOBACCO - 3 .2%
1,602 Archer-Daniels-Midland Co 99,340
17,950 Bunge Global S.A. 1,888,878
172,828 Coca-Cola Co 11,534,541
81,822 General Mills, Inc 5,493,529
87 (a) Hain Celestial Group, Inc 673
127,363 Keurig Dr Pepper, Inc 4,366,004
35,658 Lamb Weston Holdings, Inc 2,140,193
11,256 McCormick & Co, Inc 866,825
64,577 PepsiCo, Inc 11,150,511
11,352 (a) Vital Farms, Inc 414,234
TOTAL FOOD, BEVERAGE & TOBACCO 37,954,728
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
126 (a) Acadia Healthcare Co, Inc 8,171
43 (a) AMN Healthcare Services, Inc 2,908
9,011 (a) Castle Biosciences, Inc 217,435
23,113 Cigna Group 8,058,810
8,877 (a) CryoLife, Inc 241,011
74,719 (a) Edwards Lifesciences Corp 4,711,033
16,015 Elevance Health, Inc 8,520,460
295 Encompass Health Corp 27,417
20,721 HCA, Inc 7,522,759
6,341 (a) Hologic, Inc 517,489
12,257 (a) IDEXX Laboratories, Inc 5,835,803
1,649 (a) Insulet Corp 320,483
90 (a) Integer Holdings Corp 10,688
5,255 LeMaitre Vascular, Inc 456,607
62 (a) LivaNova plc 3,063
12,448 McKesson Corp 7,680,665
8,743 (a) Nevro Corp 86,818
17,854 (a) OraSure Technologies, Inc 79,986
5,698 (a) Orthofix Medical, Inc 91,624
8,897 (a) Penumbra, Inc 1,486,600
586 (a) RadNet, Inc 35,014
10,364 (a) SI-BONE, Inc 157,533

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
16,232 (a) Solventum Corp $ 955,740
10,993 (a) Treace Medical Concepts, Inc 79,479
1,724 (a) UFP Technologies, Inc 554,421
30,527 UnitedHealth Group, Inc 17,588,436
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,250,453
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
87,893 Procter & Gamble Co 14,129,679
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,129,679
INSURANCE - 2 .8%
37,200 Marsh & McLennan Cos, Inc 8,279,604
6,102 Primerica, Inc 1,536,301
8,968 (a) ProAssurance Corp 117,481
40,730 Progressive Corp 8,721,108
55,586 Prudential Financial, Inc 6,966,037
31,532 Travelers Cos, Inc 6,824,786
TOTAL INSURANCE 32,445,317
MATERIALS - 2 .6%
31,378 (a) Allegheny Technologies, Inc 2,124,604
75,588 Ball Corp 4,824,782
2,810 (a) Clearwater Paper Corp 155,871
34,438 (a) Coeur Mining, Inc 223,503
918 Commercial Metals Co 55,172
81 Compass Minerals International, Inc 1,077
30,136 Ecolab, Inc 6,952,074
44,407 Graphic Packaging Holding Co 1,336,651
34 Innospec, Inc 4,459
6,388 International Flavors & Fragrances, Inc 635,478
6,031 Koppers Holdings, Inc 245,522
3,959 Myers Industries, Inc 58,989
148,106 Newmont Goldcorp Corp 7,267,561
1,645 Olympic Steel, Inc 83,368
6,517 PPG Industries, Inc 827,529
11,700 (a) Ranpak Holdings Corp 84,474
16,081 Royal Gold, Inc 2,221,108
23,934 Steel Dynamics, Inc 3,188,487
TOTAL MATERIALS 30,290,709
MEDIA & ENTERTAINMENT - 4 .4%
16,336 (a) Charter Communications, Inc 6,203,106
229,495 Comcast Corp (Class A) 9,471,259
43,644 Electronic Arts, Inc 6,587,625
5,935 (a) Liberty Media Corp-Liberty Formula One (Class C) 479,964
5,895 Marcus Corp 74,218
6,347 (a) MediaAlpha, Inc 93,111
18,977 (a) NetFlix, Inc 11,924,198
8,330 (a) Roku, Inc 484,889
36,213 (a) Take-Two Interactive Software, Inc 5,451,143
40,872 (a) Vimeo, Inc 164,305
96,787 Walt Disney Co 9,067,974
16,195 (a) Yelp, Inc 589,984
18,258 (a) ZipRecruiter, Inc 167,243
73,803 (a) ZoomInfo Technologies, Inc 838,402
TOTAL MEDIA & ENTERTAINMENT 51,597,421
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
22,005 Agilent Technologies, Inc 3,111,507
17,589 (a) Alector, Inc 105,534
29,649 Amgen, Inc 9,857,403
9,324 (a) Arcellx, Inc 576,316
7,981 (a) Arcturus Therapeutics Holdings, Inc 187,234
11,247 (a) Biogen, Inc 2,397,860
17,715 (a) Biohaven Ltd 696,731

Social Choice Low Carbon Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
30,257 Bristol-Myers Squibb Co $ 1,439,023
9,291 (a) Cabaletta Bio, Inc 65,966
6,343 (a),(b) Cassava Sciences, Inc 140,941
371 (a) CryoPort, Inc 3,424
35,974 Danaher Corp 9,967,676
19,998 (a) Editas Medicine, Inc 108,189
26,136 Eli Lilly & Co 21,020,401
8,601 (a) Entrada Therapeutics, Inc 141,659
104,968 Gilead Sciences, Inc 7,983,866
14,558 (a) Immunovant, Inc 423,201
10,708 (a) IQVIA Holdings, Inc 2,636,631
46,820 (a) Lyell Immunopharma, Inc 75,380
7,336 (a),(b) Phathom Pharmaceuticals, Inc 86,712
7,788 (a) Regeneron Pharmaceuticals, Inc 8,404,732
21,275 (a),(b) Revance Therapeutics, Inc 80,420
27,104 (a) Sana Biotechnology, Inc 165,063
21,961 (a) Savara, Inc 101,021
7,756 (a) Tango Therapeutics, Inc 76,397
12,814 (a) Tarsus Pharmaceuticals, Inc 311,252
11,810 (a) Theravance Biopharma, Inc 119,399
3,424 West Pharmaceutical Services, Inc 1,048,326
42,934 Zoetis, Inc 7,729,837
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 79,062,101
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .4%
41,029 (a) CBRE Group, Inc 4,624,379
4,386 (a) Tejon Ranch Co 83,334
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,707,713
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .7%
46,887 Applied Materials, Inc 9,949,421
18,866 (a) Cirrus Logic, Inc 2,461,635
28,622 (a) First Solar, Inc 6,182,066
263,932 Intel Corp 8,113,270
9,453 Lam Research Corp 8,708,482
108,797 Marvell Technology, Inc 7,287,223
573,642 Nvidia Corp 67,127,587
17,189 (a) Onto Innovation, Inc 3,288,256
26,205 (a) Rambus, Inc 1,347,985
1,540 (a) Silicon Laboratories, Inc 185,000
49,512 Texas Instruments, Inc 10,091,041
19,429 (a) Veeco Instruments, Inc 804,555
1,265 (a) Wolfspeed, Inc 23,845
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 125,570,366
SOFTWARE & SERVICES - 15 .0%
20,466 (a) Adobe, Inc 11,290,069
8,492 (a) Altair Engineering, Inc 750,353
18,144 (a) Ansys, Inc 5,690,503
28,673 (a) Autodesk, Inc 7,097,141
27,425 (a) Cadence Design Systems, Inc 7,340,576
3,686 (a) Commvault Systems, Inc 563,405
3,836 (a),(b) Digimarc Corp 122,714
1,826 Dolby Laboratories, Inc (Class A) 143,816
47,381 (a) DXC Technology Co 963,730
11,841 (a) Elastic NV 1,298,603
9,741 (a) HubSpot, Inc 4,841,569
4,662 (a) Intapp, Inc 167,039
6,258 InterDigital, Inc 768,232
51,050 International Business Machines Corp 9,808,747
15,240 Intuit, Inc 9,865,614
177,509 Microsoft Corp 74,260,890
85,242 (a) Nutanix, Inc 4,305,573
43,676 Salesforce, Inc 11,303,349

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
11,852 (a) ServiceNow, Inc $ 9,652,150
8,929 (a) SPS Commerce, Inc 1,923,485
13,285 (a) Synopsys, Inc 7,417,281
17,108 (a) Teradata Corp 554,641
30,634 (a) Workday, Inc 6,957,594
10,561 (a) Xperi, Inc 86,283
TOTAL SOFTWARE & SERVICES 177,173,357
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .1%
22,284 Avnet, Inc 1,197,988
7,157 Badger Meter, Inc 1,475,487
12,476 Benchmark Electronics, Inc 597,226
35,324 (a) Ciena Corp 1,862,988
7,536 CTS Corp 368,360
6,465 (a) ePlus, Inc 594,263
26,785 (a) Harmonic, Inc 392,668
306,062 Hewlett Packard Enterprise Co 6,093,694
175,472 HP, Inc 6,332,785
6,840 (a) Insight Enterprises, Inc 1,535,580
7,601 (a) Itron, Inc 786,247
38,697 (a) Keysight Technologies, Inc 5,400,940
7,284 (a) Kimball Electronics, Inc 172,631
21,601 (a) Knowles Corp 394,650
5,528 Littelfuse, Inc 1,476,584
172 (a) Lumentum Holdings, Inc 8,906
8,198 Methode Electronics, Inc 103,787
40,678 (a) Mirion Technologies, Inc 428,746
8,531 (a) Netgear, Inc 135,472
2,868 (a) Novanta, Inc 519,624
7,569 (a),(b) PAR Technology Corp 383,294
6,677 (a) Plexus Corp 855,791
21,532 (a) Ribbon Communications, Inc 72,994
4,212 (a) Rogers Corp 514,622
60,449 (a) Trimble Inc 3,296,889
38,167 Vontier Corp 1,497,291
28,457 Xerox Holdings Corp 306,340
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 36,805,847
TELECOMMUNICATION SERVICES - 0 .8%
2,614 ATN International, Inc 77,557
21,856 (a) Consolidated Communications Holdings, Inc 100,538
1,277 Iridium Communications, Inc 36,650
236,658 Verizon Communications, Inc 9,589,382
TOTAL TELECOMMUNICATION SERVICES 9,804,127
TRANSPORTATION - 2 .4%
205,268 CSX Corp 7,204,907
27,646 Expeditors International Washington, Inc 3,450,774
30,868 Old Dominion Freight Line 6,487,836
18,009 Union Pacific Corp 4,443,360
55,826 United Parcel Service, Inc (Class B) 7,278,036
TOTAL TRANSPORTATION 28,864,913
UTILITIES - 1 .1%
67,511 Consolidated Edison, Inc 6,583,673
50,945 Essential Utilities, Inc 2,070,914
46,227 Eversource Energy 3,000,594
26,878 Exelon Corp 999,862
TOTAL UTILITIES 12,655,043
TOTAL COMMON STOCKS 1,171,755,648
(Cost $814,981,757)
TOTAL LONG-TERM INVESTMENTS 1,171,755,648
(Cost $814,981,757)

Social Choice Low Carbon Equity Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 845,000 Federal Home Loan Bank (FHLB) 0 .000% 08/14/24 $ 843,273
TOTAL GOVERNMENT AGENCY DEBT 843,273
REPURCHASE AGREEMENT - 0 .0%
63,000 (d) Fixed Income Clearing Corporation 5 .340 08/01/24 63,000
TOTAL REPURCHASE AGREEMENT 63,000
TREASURY DEBT - 0 .5%
6,000,000 United States Treasury Bill 0 .000 08/06/24 5,995,612
TOTAL TREASURY DEBT 5,995,612
TOTAL SHORT-TERM INVESTMENTS 6,901,885
(Cost $6,902,001)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
677,564 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (f) 677,564
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 677,564
(Cost $677,564)
TOTAL INVESTMENTS - 100.0% 1,179,335,097
(Cost $822,561,322)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (203,929)
NET ASSETS - 100.0% $ 1,179,131,168
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,774,161.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $63,009 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $64,299.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 26 09/20/24  $ 7,225,439 $ 7,225,400 $ (39)

Portfolio of Investments
Emerging Markets Equity Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
BRAZIL - 10 .5%
6,892,655 Arcos Dorados Holdings, Inc $ 66,583,047
15,516,171 (a) Cia Brasileira de Distribuicao 7,269,583
1,869,300 (a) Embraer S.A. 14,478,759
2,797,000 Itau Unibanco Holding S.A. 16,753,863
14,670,300 (a),(b) Locaweb Servicos de Internet S.A. 11,412,236
1,295,200 Petroleo Brasileiro S.A. (Preference) 8,566,504
31,886,011 Raizen S.A. 16,855,843
7,703,341 Sendas Distribuidora S.A. 13,374,258
2,244,500 Vale S.A. 24,456,306
TOTAL BRAZIL 179,750,399
CHINA - 23 .3%
8,768,508 Alibaba Group Holding Ltd 86,284,070
2,391,708 (a) Baidu, Inc 26,518,304
905,373 (a),(c) Baozun, Inc (ADR) 2,145,734
1,111,071 BYD Co Ltd 37,986,742
7,829,840 China Merchants Bank Co Ltd (Class A) 35,442,338
971,785 Contemporary Amperex Technology Co Ltd 25,037,662
3,090,227 HUYA, Inc (ADR) 13,164,367
269,361 (a) iClick Interactive Asia Group Ltd (ADR) 716,500
4,404,078 JD.com, Inc 58,070,400
1,248,754 (a) Li Auto, Inc 12,215,575
2,882,017 Ping An Insurance Group Co of China Ltd (Class A) 16,980,916
1,458,476 Tencent Holdings Ltd 67,303,497
1,286,517 (a) Will Semiconductor Co Ltd 18,353,449
TOTAL CHINA 400,219,554
COLOMBIA - 0 .8%
6,871,593 Almacenes Exito S.A. 14,542,218
TOTAL COLOMBIA 14,542,218
HONG KONG - 2 .2%
2,135,600 AIA Group Ltd 14,284,720
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
434,500 Hong Kong Exchanges and Clearing Ltd 12,816,455
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 10,348,587
TOTAL HONG KONG 37,449,985
INDIA - 19 .0%
1,225,510 Axis Bank Ltd 17,119,518
26,821,113 Edelweiss Financial Services Ltd 22,443,302
2,867,368 HDFC Bank Ltd 55,409,756
282,708 HDFC Bank Ltd (ADR) 16,965,307
1,357,642 Infosys Technologies Ltd 30,105,447
686,173 Mahindra & Mahindra Ltd 23,885,997
2,877,584 Reliance Industries Ltd 103,743,865
7,225,621 (a) Reliance Strategic Investments Ltd 28,452,980
421,314 Sun Pharmaceutical Industries Ltd 8,665,564
1,427,798 Tata Motors Ltd 19,774,336
TOTAL INDIA 326,566,072
INDONESIA - 3 .5%
54,229,500 Astra International Tbk PT 15,764,093
111,711,900 Bank Rakyat Indonesia 32,143,990
72,703,200 Telkom Indonesia Persero Tbk PT 12,912,410
TOTAL INDONESIA 60,820,493
KOREA, REPUBLIC OF - 13 .2%
298,751 KB Financial Group, Inc 19,313,078
48,844 LG Chem Ltd 10,984,242

Emerging Markets Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
170,357 Naver Corp $ 21,727,743
170,133 Samsung Electro-Mechanics Co Ltd 19,888,962
2,086,716 Samsung Electronics Co Ltd 128,671,539
61,003 Samsung SDI Co Ltd 14,343,590
252,057 Shinhan Financial Group Co Ltd 11,085,698
TOTAL KOREA, REPUBLIC OF 226,014,852
MACAU - 1 .0%
23,702,500 (c) Wynn Macau Ltd 17,508,924
TOTAL MACAU 17,508,924
MEXICO - 2 .3%
297,489 Fomento Economico Mexicano SAB de C.V. (ADR) 32,798,162
3,008,105 (c) Grupo Televisa SAB (ADR) 6,557,669
TOTAL MEXICO 39,355,831
SAUDI ARABIA - 4 .0%
1,425,743 Al Rajhi Bank 32,508,051
4,864,308 (b) Saudi Arabian Oil Co 35,785,861
TOTAL SAUDI ARABIA 68,293,912
SOUTH AFRICA - 3 .9%
529,953 Anglo American plc 16,066,224
190,498 Aspen Pharmacare Holdings Ltd 2,634,390
146,017 Capitec Bank Holdings Ltd 22,772,219
133,186 Naspers Ltd 25,757,532
TOTAL SOUTH AFRICA 67,230,365
TAIWAN - 13 .5%
4,015,701 E Ink Holdings, Inc 33,134,094
335,000 MediaTek, Inc 12,758,515
6,388,400 Taiwan Semiconductor Manufacturing Co Ltd 186,357,864
TOTAL TAIWAN 232,250,473
THAILAND - 0 .7%
3,099,200 Kasikornbank PCL - NVDR 11,448,070
TOTAL THAILAND 11,448,070
UNITED STATES - 1 .0%
369,359 Newmont Goldcorp Corp 18,124,446
TOTAL UNITED STATES 18,124,446
TOTAL COMMON STOCKS 1,699,575,594
(Cost $1,581,234,810)
TOTAL LONG-TERM INVESTMENTS 1,699,575,594
(Cost $1,581,234,810)
RATE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,162,553 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .310% (f) 1,162,553
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,162,553
(Cost $1,162,553)
TOTAL INVESTMENTS - 99.0% 1,700,738,147
(Cost $1,582,397,363)
OTHER ASSETS & LIABILITIES, NET - 1.0% 16,773,834
NET ASSETS - 100.0% $ 1,717,511,981
ADR American Depositary Receipt
NVDR Non Voting Depositary Receipt

(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $47,198,097 or 2.8% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,362,046.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen International Equity Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUSTRALIA - 5 .8%
4,145,279 BHP Billiton Ltd $ 115,134,894
1,529,232 Commonwealth Bank of Australia 137,799,254
20,557,799 Glencore plc 114,071,884
1,855,782 Woodside Energy Group Ltd 33,654,245
TOTAL AUSTRALIA 400,660,277
BRAZIL - 0 .9%
10,614,600 Itau Unibanco Holding S.A. 63,580,819
TOTAL BRAZIL 63,580,819
DENMARK - 6 .6%
529,126 DSV AS 97,065,314
2,734,442 Novo Nordisk A.S. 362,294,110
TOTAL DENMARK 459,359,424
FINLAND - 1 .2%
7,148,922 Nordea Bank AB publ 83,654,792
TOTAL FINLAND 83,654,792
FRANCE - 10 .6%
1,140,178 Airbus SE 172,539,246
694,933 BNP Paribas S.A. 47,612,444
758,680 Compagnie de Saint-Gobain 65,083,921
596,782 Essilor International S.A. 136,567,391
173,261 Kering 53,214,992
107,139 LVMH Moet Hennessy Louis Vuitton S.A. 75,571,801
1,562,971 Total S.A. 105,447,856
703,428 Vinci S.A. 80,273,749
TOTAL FRANCE 736,311,400
GERMANY - 6 .3%
1,380,861 Deutsche Post AG. 61,594,039
656,413 HeidelbergCement AG. 68,384,567
2,757,966 Infineon Technologies AG. 95,806,606
1,800,114 RWE AG. 67,181,877
787,599 Siemens AG. 144,207,000
TOTAL GERMANY 437,174,089
INDIA - 1 .4%
463,514 HDFC Bank Ltd (ADR) 27,815,475
939,539 Reliance Industries Ltd 33,872,654
9,474,665 (a) Reliance Strategic Investments Ltd 37,309,243
TOTAL INDIA 98,997,372
INDONESIA - 0 .3%
83,949,195 Bank Rakyat Indonesia 24,155,547
TOTAL INDONESIA 24,155,547
ITALY - 2 .0%
7,159,077 Enel S.p.A. 51,109,897
1,422,545 Moncler S.p.A 84,820,757
TOTAL ITALY 135,930,654
JAPAN - 25 .8%
1,962,500 Advantest Corp 86,862,927
4,877,570 Daiichi Sankyo Co Ltd 198,652,028
9,980,410 (a) Hitachi Ltd 215,643,353
16,890,689 Mitsubishi UFJ Financial Group, Inc 195,093,377
2,707,101 Nintendo Co Ltd 149,590,041
1,698,300 Oriental Land Co Ltd 48,621,484
3,121,314 ORIX Corp 75,503,461

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
2,304,567 Recruit Holdings Co Ltd $ 132,151,457
2,366,100 SBI Holdings, Inc 61,503,543
1,517,967 Sony Corp 134,823,696
4,546,800 Sumco Corp 74,751,158
3,236,514 Sumitomo Mitsui Financial Group, Inc 233,718,127
9,879,348 (a) Toyota Motor Corp 189,789,735
TOTAL JAPAN 1,796,704,387
KOREA, REPUBLIC OF - 1 .6%
1,751,400 Samsung Electronics Co Ltd 107,995,210
TOTAL KOREA, REPUBLIC OF 107,995,210
MEXICO - 0 .8%
316,652 Fomento Economico Mexicano SAB de C.V. (ADR) 34,910,883
3,130,000 Grupo Financiero Banorte S.A. de C.V. 23,454,420
TOTAL MEXICO 58,365,303
NETHERLANDS - 6 .7%
163,699 ASML Holding NV 152,431,812
1,043,287 Heineken NV 92,582,071
7,651,250 ING Groep NV 138,877,407
21,050,666 Koninklijke KPN NV 82,943,499
TOTAL NETHERLANDS 466,834,789
NORWAY - 0 .1%
377,806 Equinor ASA 10,004,377
TOTAL NORWAY 10,004,377
SPAIN - 3 .4%
13,587,277 Banco Bilbao Vizcaya Argentaria S.A. 142,411,125
19,628,567 Banco Santander S.A. 94,691,100
TOTAL SPAIN 237,102,225
SWITZERLAND - 4 .9%
102,988 Lonza Group AG. 68,580,653
1,565,559 Novartis AG. 174,759,945
182,896 Zurich Insurance Group AG 100,550,757
TOTAL SWITZERLAND 343,891,355
TAIWAN - 2 .0%
842,046 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 139,611,227
TOTAL TAIWAN 139,611,227
UNITED KINGDOM - 6 .6%
1,499,397 Ashtead Group plc 108,207,584
1,285,943 AstraZeneca plc 204,298,759
2,365,097 Unilever plc 145,346,267
TOTAL UNITED KINGDOM 457,852,610
UNITED STATES - 12 .5%
17,383,169 BP plc 102,753,835
1,866,524 CRH plc 159,961,107
30,133,592 Haleon plc 135,161,272
297,100 Linde plc 134,734,850
514,049 Nestle S.A. 52,069,356
5,880,717 Shell plc 214,433,762
1,544,856 (a) Smurfit WestRock plc 69,271,343
TOTAL UNITED STATES 868,385,525
TOTAL COMMON STOCKS 6,926,571,382
(Cost $4,777,475,603)
TOTAL LONG-TERM INVESTMENTS 6,926,571,382
(Cost $4,777,475,603)

Nuveen International Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 101,000 Tennessee Valley Authority (TVA) 0 .000% 08/14/24 $ 100,793
TOTAL GOVERNMENT AGENCY DEBT 100,793
REPURCHASE AGREEMENT - 0 .5%
35,483,000 (b) Fixed Income Clearing Corporation 5 .340 08/01/24 35,483,000
TOTAL REPURCHASE AGREEMENT 35,483,000
TOTAL SHORT-TERM INVESTMENTS 35,583,793
(Cost $35,583,807)
TOTAL INVESTMENTS - 100.0% 6,962,155,175
(Cost $4,813,059,410)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (449,027)
NET ASSETS - 100.0% $ 6,961,706,148
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $35,488,263 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 4/30/26, valued at $36,192,807.

Portfolio of Investments
Nuveen International Opportunities Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUSTRALIA - 2 .2%
1,767,689 Australia & New Zealand Banking Group Ltd $ 33,630,352
561,039 Mineral Resources Ltd 20,064,308
TOTAL AUSTRALIA 53,694,660
BRAZIL - 5 .0%
4,087,500 Itau Unibanco Holding S.A. 24,483,880
3,093,932 (a) NU Holdings Ltd 37,529,395
1,548,775 (a) Pagseguro Digital Ltd 19,793,344
2,655,300 Petro Rio S.A. 22,557,246
1,505,855 (a) StoneCo Ltd 19,756,818
TOTAL BRAZIL 124,120,683
CANADA - 10 .9%
717,365 Alimentation Couche-Tard, Inc 44,221,878
279,558 (b) Bank of Montreal 23,579,132
711,171 Cameco Corp 32,368,801
544,524 Dollarama, Inc 51,046,783
1,152,197 (a),(b) Lightspeed Commerce, Inc 15,430,502
3,086,658 (a),(b) NexGen Energy Ltd 20,568,032
921,152 Parex Resources, Inc 13,817,447
551,459 (a) Shopify, Inc (Class A) 33,774,942
846,253 Suncor Energy, Inc 33,797,407
TOTAL CANADA 268,604,924
CHINA - 4 .4%
2,356,107 JD.com, Inc 31,066,679
1,172,600 Tencent Holdings Ltd 54,111,332
1,680,649 Tencent Music Entertainment Group (ADR) 23,831,603
TOTAL CHINA 109,009,614
DENMARK - 4 .9%
205,162 Carlsberg AS (Class B) 24,774,736
622,363 Novo Nordisk A.S. 82,458,670
97,437 (a) Zealand Pharma AS 13,126,829
TOTAL DENMARK 120,360,235
FRANCE - 4 .5%
152,737 Essilor International S.A. 34,952,284
77,467 L'Oreal S.A. 33,500,406
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 41,482,351
TOTAL FRANCE 109,935,041
GERMANY - 3 .7%
228,509 Beiersdorf AG. 33,167,400
164,525 Deutsche Boerse AG. 33,689,527
316,287 Dr ING hc F Porsche AG. 23,816,634
TOTAL GERMANY 90,673,561
INDIA - 2 .6%
946,652 Axis Bank Ltd 13,224,067
411,768 (c) LTIMindtree Ltd 27,897,870
5,857,167 (a) Reliance Strategic Investments Ltd 23,064,295
TOTAL INDIA 64,186,232
INDONESIA - 1 .0%
86,868,400 Bank Rakyat Indonesia 24,995,519
TOTAL INDONESIA 24,995,519
IRELAND - 0 .5%
375,292 Keywords Studios plc 11,521,067
TOTAL IRELAND 11,521,067

Nuveen International Opportunities Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY - 4 .5%
734,877 Amplifon S.p.A. $ 23,339,986
2,626,022 Davide Campari-Milano NV 23,682,705
91,218 Ferrari NV 37,542,829
461,797 Moncler S.p.A 27,535,136
TOTAL ITALY 112,100,656
JAPAN - 11 .5%
97,400 Disco Corp 32,570,224
241,800 (a) Hoya Corp 30,297,717
2,445,300 (b) MonotaRO Co Ltd 34,567,490
1,448,100 Murata Manufacturing Co Ltd 32,217,291
759,300 Recruit Holdings Co Ltd 43,540,761
809,700 Shin-Etsu Chemical Co Ltd 35,975,516
39,000 SMC Corp 18,976,042
981,700 TechnoPro Holdings, Inc 18,877,097
178,600 Tokyo Electron Ltd 37,371,577
TOTAL JAPAN 284,393,715
LUXEMBOURG - 1 .4%
594,760 (a) BK LC Lux Finco 2 Sarl 35,156,263
TOTAL LUXEMBOURG 35,156,263
NETHERLANDS - 6 .1%
18,806 (a),(c) Adyen NV 23,004,216
79,627 ASML Holding NV 74,146,378
2,964,054 ING Groep NV 53,800,377
TOTAL NETHERLANDS 150,950,971
NORWAY - 1 .9%
976,076 Aker BP ASA 23,634,894
906,566 Equinor ASA 24,006,045
TOTAL NORWAY 47,640,939
PHILIPPINES - 0 .9%
7,992,434 BDO Unibank, Inc 18,800,554
5,869,880 Robinsons Retail Holdings, Inc 3,619,938
TOTAL PHILIPPINES 22,420,492
PORTUGAL - 0 .8%
1,065,794 Jeronimo Martins SGPS S.A. 18,628,306
TOTAL PORTUGAL 18,628,306
SPAIN - 1 .1%
393,179 Amadeus IT Holding S.A. 25,895,093
142,139 (a),(b),(d) Let's GOWEX S.A. 1,538
TOTAL SPAIN 25,896,631
SWEDEN - 0 .8%
197,224 (c) Evolution AB 19,104,940
TOTAL SWEDEN 19,104,940
SWITZERLAND - 5 .7%
312,650 (a) Galderma Group AG. 24,609,500
6,130 Givaudan S.A. 30,074,114
74,340 Lonza Group AG. 49,503,687
867,359 (a) On Holding AG. 35,926,010
TOTAL SWITZERLAND 140,113,311
TAIWAN - 7 .1%
273,000 Alchip Technologies Ltd 22,235,621
1,281,000 Eclat Textile Co Ltd 20,805,219
3,667,000 Taiwan Semiconductor Manufacturing Co Ltd 106,971,118
392,000 Wiwynn Corp 24,846,523
TOTAL TAIWAN 174,858,481
UNITED KINGDOM - 7 .7%
781,329 Ashtead Group plc 56,386,483
1,871,027 Beazley plc 16,445,399

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
1,082,864 Compass Group plc $ 33,346,805
737,259 Fevertree Drinks plc 8,743,303
174,489 (a) Flutter Entertainment plc 34,514,927
450,165 RELX plc 21,246,656
8,564,778 Tritax Big Box REIT plc 18,205,057
TOTAL UNITED KINGDOM 188,888,630
UNITED STATES - 8 .8%
203,747 (a) ARM Holdings plc (ADR) 29,374,205
480,518 CRH plc 41,180,392
173,691 Ferguson plc 38,358,126
81,074 Linde plc 36,767,059
74,846 (a) Lululemon Athletica, Inc 19,359,666
66,780 Roche Holding AG. 21,620,652
686,571 (a) Smurfit WestRock plc 30,785,844
TOTAL UNITED STATES 217,445,944
TOTAL COMMON STOCKS 2,414,700,815
(Cost $1,750,750,067)
TOTAL LONG-TERM INVESTMENTS 2,414,700,815
(Cost $1,750,750,067)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 10,000,000 Tennessee Valley Authority (TVA) 0 .000% 08/14/24 9,979,564
TOTAL GOVERNMENT AGENCY DEBT 9,979,564
TREASURY DEBT - 1 .4%
7,917,000 United States Treasury Bill 0 .000 08/06/24 7,911,210
10,000,000 United States Treasury Bill 0 .000 08/27/24 9,961,845
5,000,000 United States Treasury Bill 0 .000 09/24/24 4,960,588
12,500,000 United States Treasury Bill 0 .000 10/17/24 12,362,322
TOTAL TREASURY DEBT 35,195,965
TOTAL SHORT-TERM INVESTMENTS 45,175,529
(Cost $45,175,762)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
23,682,944 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .310 (f) 23,682,944
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 23,682,944
(Cost $23,682,944)
TOTAL INVESTMENTS - 100.8% 2,483,559,288
(Cost $1,819,608,773)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (20,267,553)
NET ASSETS - 100.0% $ 2,463,291,735
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,346,910.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $70,007,026 or 2.8% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Quant International Small Cap Equity Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
AUSTRALIA - 6.1%
1,514,717 Abacus Property Group $ 1,094,507
521,609 Accent Group Ltd 748,867
1,110,268 AGL Energy Ltd 7,547,390
235,145 AUB Group Ltd 4,968,773
628,081 Austal Ltd 1,078,323
229,325 Challenger Financial Services Group Ltd 1,056,945
1,644,950 Deterra Royalties Ltd 4,300,687
612,780 Growthpoint Properties Australia Ltd 936,272
211,671 (a) Johns Lyng Group Ltd 826,956
1,530,167 Macquarie CountryWide Trust 3,501,053
403,598 Netwealth Group Ltd 6,273,024
2,294,754 OceanaGold Corp 5,651,080
843,592 oOh!media Ltd 801,294
3,234,466 Perenti Ltd 2,226,769
4,558,310 Perseus Mining Ltd 7,594,989
201,594 Premier Investments Ltd 4,383,212
1,693,515 Steadfast Group Ltd 7,188,778
8,103,039 TABCORP Holdings Ltd 3,428,547
565,394 Technology One Ltd 7,637,604
2,538,874 (b) Viva Energy Group Ltd 5,415,803
35,504 Whitehaven Coal Ltd 179,241
TOTAL AUSTRALIA 76,840,114
AUSTRIA - 0.0%
6,713
Vienna Insurance Group AG Wiener Versicherung
Gruppe 216,218
TOTAL AUSTRIA 216,218
BELGIUM - 0.8%
110,534 Colruyt S.A. 5,301,994
63,067 Fagron NV 1,297,720
403,582 Proximus plc 2,918,756
9,812 (b),(c) X-Fab Silicon Foundries SE 62,865
864 (b),(c) X-Fab Silicon Foundries SE 5,527
TOTAL BELGIUM 9,586,862
BERMUDA - 0.0%
35,103 Cool Co Ltd 427,905
TOTAL BERMUDA 427,905
BRAZIL - 1.9%
1,616,000 Auren Energia S.A. 3,394,196
828,438 (c) C&A Modas Ltd 1,236,180
1,149,700 (c) Embraer S.A. 8,905,060
353,124 (c) Karoon Energy Ltd 428,219
4,649,600 (b),(c) Locaweb Servicos de Internet S.A. 3,616,991
4,681,862 Marcopolo S.A. 5,024,425
307,800 Odontoprev S.A. 616,019
261,100 Schulz S.A. 291,283
TOTAL BRAZIL 23,512,373
CANADA - 5.5%
77,194 ADENTRA, Inc 2,441,648
111,998 Badger Infrastructure Solutions Ltd 3,163,671
22,403 (a) Brookfield Infrastructure Corp 872,332
44,161 Brookfield Reinsurance Ltd 2,150,076
84,466 Canaccord Financial, Inc 575,077
301,974 (c) Canfor Corp 3,464,504
99,120 (a) Cardinal Energy Ltd 493,213
161,588 (c) Celestica, Inc 8,474,695

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CANADA—continued
64,771 CI Financial Corp $ 782,985
1,371,820 (a) Converge Technology Solutions Corp 4,183,075
78,361 Crombie REIT 774,160
155,178 (a),(c) dentalcorp Holdings Ltd 893,539
3,003 (a) Evertz Technologies Ltd 28,058
5,671 Hammond Power Solutions, Inc 490,187
73,255 (a) Innergex Renewable Energy, Inc 503,524
408,292 Killam Apartment REIT 5,479,775
8,342 (c) Kinaxis, Inc 1,026,308
68,861 (a) Martinrea International, Inc 567,586
9,685 Morguard North American Residential REIT 116,797
220,564 Primaris REIT 2,175,846
124,990 (a) Savaria Corp 1,763,521
184,962 (a) Sienna Senior Living, Inc 2,079,173
227,096 Slate Grocery REIT 1,959,014
313,946 SmartCentres REIT 5,452,812
118,351 Sprott, Inc 5,274,427
809,461 (a) Superior Plus Corp 4,678,593
140,529 (a) Topaz Energy Corp 2,645,383
1,470,247 Trican Well Service Ltd 5,367,070
9,254 (c) Trisura Group Ltd 309,528
33,220 Westshore Terminals Investment Corp 557,015
20,058 Winpak Ltd 690,949
TOTAL CANADA 69,434,541
CHINA - 2.8%
2,545,000 (c) ANE Cayman, Inc 2,397,486
348,040 China Education Group Holdings Ltd 180,249
1,376,000 China Foods Ltd 479,047
2,626,000 (b) China New Higher Education Group Ltd 664,489
5,554,000 China Resources Cement Holdings Ltd 1,277,422
660,000 China Shineway Pharmaceutical Group Ltd 679,856
1,925,749 China XLX Fertiliser Ltd 883,668
4,565,760 (a),(c),(d) China Zhongwang Holdings Ltd 5,844
7,544,000 Citic Resources Holdings Ltd 376,580
1,418,000 COSCO SHIPPING International Hong Kong Co Ltd 670,840
2,210,000 (b) Greentown Management Holdings Co Ltd 1,262,739
2,412,000 Harbin Power Equipment 779,709
754,000 JNBY Design Ltd 1,231,098
1,308,000 Kinetic Development Group Ltd 179,136
12,960,000 (a),(c) Kingsoft Cloud Holdings Ltd 2,354,817
6,243,000 Lonking Holdings Ltd 1,227,744
596,000 (a),(b),(c) Mobvista, Inc 146,291
155,600 Sasseur REIT 78,147
333,000 Shanghai Industrial Holdings Ltd 496,773
8,976,000 Shougang Fushan Resources Group Ltd 3,155,995
11,719,000 Sihuan Pharmaceutical Holdings Group Ltd 795,571
2,524,000 Sinopec Engineering Group Co Ltd 1,608,826
2,406,000 Sinopec Kantons Holdings Ltd 1,307,761
2,315,000 TCL Electronics Holdings Ltd 1,532,696
1,397,000 Xinhua Winshare Publishing and Media Co Ltd 1,681,297
4,695,100 Yangzijiang Shipbuilding Holdings Ltd 9,466,543
TOTAL CHINA 34,920,624
COLOMBIA - 0.0%
101,124 Frontera Energy Corp 569,104
TOTAL COLOMBIA 569,104
DENMARK - 1.4%
1,697,724 Alm Brand AS 3,238,851
89,829 Cementir Holding NV 1,013,041
117,743 D/S Norden 5,093,259
491,783 H Lundbeck A.S. 3,076,764
43,050 (b) Scandinavian Tobacco Group A.S. 630,573

Nuveen Quant International Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
DENMARK—continued
110,572 Spar Nord Bank A.S. $ 2,255,016
50,376 Sydbank AS 2,715,884
TOTAL DENMARK 18,023,388
EGYPT - 0.1%
908,849 Abou Kir Fertilizers & Chemical Industries 1,160,336
TOTAL EGYPT 1,160,336
FINLAND - 0.5%
1,278,618 Mandatum Holding Oy 5,921,953
TOTAL FINLAND 5,921,953
FRANCE - 1.5%
8,100 Aubay 320,654
13,435 Cie des Alpes 192,371
119,039 Cie Plastic Omnium SA 1,247,998
97,600 Elis S.A. 2,257,033
6,035 Esso SA Francaise 949,453
8,718 Societe BIC S.A. 546,981
104,833 Societe Television Francaise 1 922,446
223,691 SPIE S.A. 8,646,752
126,774 (c) Ubisoft Entertainment 2,604,371
33,195 Vicat S.A. 1,154,382
TOTAL FRANCE 18,842,441
GEORGIA - 0.2%
502 Bank of Georgia Group plc 29,512
63,527 TBC Bank Group plc 2,531,682
TOTAL GEORGIA 2,561,194
GERMANY - 2.8%
66,664 Bilfinger Berger AG. 3,737,534
157,065 (c) Ceconomy AG 473,738
3,421 Cewe Stiftung & Co KGAA 366,284
5,209 Datagroup SE 236,404
180,574 Hensoldt AG. 6,681,449
10,106 Hornbach Holding AG. & Co KGaA 828,333
107,273 (a) Hugo Boss AG. 4,263,079
30,952 (c) Ionos SE 817,664
159,848 KION Group AG. 6,321,962
46,943 (b),(c) Montana Aerospace AG. 998,818
401,551 (b),(c) TeamViewer SE 5,415,691
818,407 (c) TUI AG. 5,277,778
44,482 Wacker Construction Equipment AG. 692,399
TOTAL GERMANY 36,111,133
GREECE - 0.1%
101,728 Hellenic Petroleum S.A. 814,794
278,535 Holding CO ADMIE IPTO S.A. 680,072
4,968 Sarantis S.A. 59,036
TOTAL GREECE 1,553,902
HONG KONG - 0.3%
334,000 Cafe de Coral Holdings Ltd 344,064
2,168,000 Digital China Holdings Ltd 885,239
551,000 Luk Fook Holdings International Ltd 1,083,702
2,962,000 Pacific Basin Shipping Ltd 889,362
1,238,000 Texhong International Group Ltd 633,827
TOTAL HONG KONG 3,836,194
INDIA - 9.9%
283,989 (c) Affle India Ltd 5,133,714
3,999 Akzo Nobel India Ltd 142,131
239,338 Astral Ltd 6,265,629
85,694 Bajaj Electricals Ltd 1,024,066
400,684 Bharat Dynamics Ltd 6,999,509

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
111,221 Chennai Petroleum Corp Ltd $ 1,328,029
183,794 (b) Cochin Shipyard Ltd 5,769,382
925,876 Crompton Greaves Consumer Electricals Ltd 4,998,543
125,928 DB Corp Ltd 532,898
9,172 ESAB India Ltd 699,730
26,946 (c) GE T&D India Ltd 510,109
25,957 Glenmark Life Sciences Ltd 275,431
518 Grindwell Norton Ltd 16,032
343,633 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 2,932,444
34,948 Hitachi Energy India Ltd 4,853,248
118,236 (b) IndiaMart InterMesh Ltd 4,164,682
22,511 Ingersoll Rand India Ltd 1,186,905
3,306,791 Jamna Auto Industries Ltd 5,785,270
146,734 Kansai Nerolac Paints Ltd 539,200
6,261 Maharashtra Scooters Ltd 696,483
346,145 Maharashtra Seamless Ltd 2,691,666
1,515,520 NCC Ltd 6,509,305
580,151 Poonawalla Fincorp Ltd 2,565,715
8,164 Procter & Gamble Health Ltd 512,383
2,367,294 PTC India Ltd 6,400,602
2,186 Ramkrishna Forgings Ltd 22,449
227,185 REC Ltd 1,754,934
46,261 Relaxo Footwears Ltd 480,330
2,400,442 (c) Reliance Energy Ltd 5,961,543
140,314 RITES Ltd 1,200,826
13,006 (c) Sanofi Consumer Healthcare India Ltd 655,840
1,922,064 Shipping Corp of India Ltd 6,606,851
12,547 SKF India Ltd 840,779
673,298 (c) Star Health & Allied Insurance Co Ltd 4,881,664
300,240 Sun TV Network Ltd 3,234,383
103,927 Supreme Industries Ltd 6,660,164
165,806 Symphony Ltd 2,362,199
606,091 TD Power Systems Ltd 3,017,950
317,927 Techno Electric & Engineering Co Ltd 6,506,586
962,277 Triveni Turbine Ltd 6,858,289
390,378 V-Guard Industries Ltd 2,147,085
TOTAL INDIA 125,724,978
INDONESIA - 0.5%
1,877,700 (c) Harum Energy Tbk PT 137,421
682,575 Indo Tambangraya Megah Tbk PT 1,104,042
31,601,837 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,409,061
36,865,925 PT Perusahaan Gas Negara Persero Tbk 3,630,759
TOTAL INDONESIA 6,281,283
IRELAND - 0.4%
930,718 Cairn Homes plc 1,903,739
2,046 COSMO Pharmaceuticals NV 173,890
423,796 Dalata Hotel Group plc 1,886,723
808,289 (b),(c) Glenveagh Properties plc 1,203,684
TOTAL IRELAND 5,168,036
ISRAEL - 2.0%
717 Blue Square Real Estate Ltd 49,197
63,504 Camtek Ltd 6,374,688
66,981 (a),(c) Cellebrite DI Ltd 917,640
35,400 First International Bank Of Israel Ltd 1,427,285
8,686 Formula Systems 1985 Ltd 676,734
26,214 Ituran Location and Control Ltd 693,885
7,432 M Yochananof & Sons Ltd 368,700
9,003 Magic Software Enterprises Ltd 95,455
10,609 Matrix IT Ltd 207,009
39,719 (c) Nova Measuring Instruments Ltd 7,980,809
53,109 Sapiens International Corp NV 2,054,212

Nuveen Quant International Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ISRAEL—continued
522,337 Shufersal Ltd $ 3,537,346
165,594 (c) SimilarWeb Ltd 1,015,091
TOTAL ISRAEL 25,398,051
ITALY - 1.7%
2,962,980 A2A S.p.A. 6,275,800
285,425 (b) Anima Holding S.p.A 1,500,913
82,255 d'Amico International Shipping S.A. 622,264
497,510 Iride S.p.A. 1,012,356
690,749 MFE-MediaForEurope NV 2,353,211
376,207 (b) OVS S.p.A 1,064,245
815,376 Unipol Gruppo S.p.A 8,785,154
TOTAL ITALY 21,613,943
JAPAN - 21.7%
108,300 AEON Financial Service Co Ltd 994,215
91,500 Aichi Corp 771,241
37,200 Argo Graphics, Inc 1,267,703
115,120 Avex Group Holdings, Inc 1,152,172
26,300 Bunka Shutter Co Ltd 303,655
32,700 C Uyemura & Co Ltd 2,346,376
61,900 (c) Canon Electronics, Inc 945,414
1,100 Chofu Seisakusho Co Ltd 15,742
88,700 Chudenko Corp 2,070,601
863,700 Chugoku Electric Power Co, Inc 6,281,437
152,300 Comture Corp 1,914,587
52,740 (a),(c) Cover Corp 690,089
55,500 Cybozu, Inc 671,273
123,300 (c) Dai-Dan Co Ltd 2,527,094
14,500 Daiwa Industries Ltd 152,675
92,400 Digital Arts, Inc 2,933,450
371,400 Electric Power Development Co 6,139,547
128,900 FCC Co Ltd 2,010,897
307,400 Fuji Machine Manufacturing Co Ltd 5,140,607
37,900 Fujicco Co Ltd 469,023
15,300 Future Architect, Inc 175,173
86,500 Glory Ltd 1,572,499
105,100 G-Tekt Corp 1,274,712
332,600 (c) GungHo Online Entertainment, Inc 6,502,669
49,400 Hirose Electric Co Ltd 6,185,066
38,700 Hosiden Corp 527,970
129,800 (a) Ichibanya Co Ltd 923,598
56,600 (a) I'll, Inc 1,012,556
89,700 Inaba Denki Sangyo Co Ltd 2,351,811
10,700 INFRONEER Holdings, Inc 92,786
228,600 (c) Ispace, Inc 924,947
107,900 Itochu Enex Co Ltd 1,231,669
12,600 Itoham Yonekyu Holdings, Inc 371,922
238,800 JAC Recruitment Co Ltd 1,151,622
420,300 Jafco Co Ltd 5,319,961
251,700 Japan Aviation Electronics Industry Ltd 4,218,086
131,800 Japan Petroleum Exploration Co 5,434,467
566,700 JGC Corp 4,812,813
157,900 Justsystems Corp 3,340,581
44,400 (c) K&O Energy Group, Inc 1,010,081
113,000 Kanamoto Co Ltd 2,111,524
510,000 Kandenko Co Ltd 6,888,200
30,140 Kinden Corp 635,896
595,400 Kobe Steel Ltd 7,431,982
112,100 Mandom Corp 949,919
113,700 Maruichi Steel Tube Ltd 2,770,774
15,700 Maxvalu Tokai Co Ltd 331,877
189,100 MCJ Co Ltd 1,720,395
107,700 Micronics Japan Co Ltd 4,279,586

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
11,100 Mitsubishi Research Institute, Inc $ 349,949
25,200 Mitsui Mining & Smelting Co Ltd 840,130
224,000 Mixi Inc 4,445,643
22,400 Modec, Inc 417,849
70,600 Morita Holdings Corp 909,796
276,700 Nagase & Co Ltd 6,078,770
117,900 NET One Systems Co Ltd 2,382,319
167,500 Nihon Parkerizing Co Ltd 1,383,051
55,300 Nihon Unisys Ltd 1,812,100
83,200 Nikkiso Co Ltd 658,205
94,000 Nippon Ceramic Co Ltd 1,555,460
39,600 Nippon Densetsu Kogyo Co Ltd 532,633
149,000 Nippon Light Metal Holdings Co Ltd 1,751,204
115,900 Nippon Pillar Packing Co Ltd 3,929,925
48,300 Nitta Corp 1,313,056
17,700 Nittetsu Mining Co Ltd 561,316
25,500 Noevir Holdings Co Ltd 985,938
239,400 Nomura Co Ltd 1,390,313
35,600 (a) Obara Corp 947,155
118,500 OBIC Business Consultants Ltd 5,015,254
40,800 Ohsho Food Service Corp 2,495,611
38,300 Okamura Corp 563,483
308,100 Oki Electric Industry Co Ltd 2,090,904
136,300 Okinawa Electric Power Co, Inc 1,006,420
239,300 Optorun Co Ltd 3,125,159
79,500 Pal Co Ltd 1,091,122
112,000 Piolax, Inc 1,834,948
101,300 Prima Meat Packers Ltd 1,693,560
254,900 Raito Kogyo Co Ltd 3,698,330
17,400 (a) Rorze Corp 2,829,878
33,740 RS Technologies Co Ltd 728,107
33,500 Ryoshoku Ltd 1,182,052
164,400 (c) Ryoyo Ryosan Holdings, Inc 3,150,465
133,200 Sangetsu Co Ltd 2,650,086
140,800 Sanki Engineering Co Ltd 2,201,461
260,200 Sanwa Shutter Corp 5,573,545
44,800 Sanyo Chemical Industries Ltd 1,227,942
18,000 SCREEN Holdings Co Ltd 1,525,315
83,020 Shibaura Machine Co Ltd 2,040,340
110,900 Shibaura Mechatronics Corp 5,843,232
193,400 Shin-Etsu Polymer Co Ltd 2,075,944
223,900 Shinmaywa Industries Ltd 2,202,516
100,040 Shinwa Kaiun Kaisha Ltd 3,233,522
87,900 Shizuoka Gas Co Ltd 558,815
133,400 Siix Corp 1,111,542
19,200 Sparx Group Co Ltd 210,083
50,000 Sumitomo Densetsu Co Ltd 1,374,037
216,300 Suzuken Co Ltd 7,882,796
1,544,900 Systena Corp 3,477,247
131,100 Taikisha Ltd 4,519,177
184,200 Takeuchi Manufacturing Co Ltd 5,892,085
45,300 Takiron Co Ltd 257,927
150,900 TechMatrix Corp 2,109,357
21,000 Telepark Corp 543,869
78,500 TKC 1,859,246
140,100 Tocalo Co Ltd 1,830,841
12,900 (a) Toenec Corp 428,678
18,700 Tokai Corp (GIFU) 279,065
41,700 Torii Pharmaceutical Co Ltd 1,039,835
246,500 Toyoda Gosei Co Ltd 4,500,766
182,200 Toyota Boshoku Corp 2,455,268
78,900 Tsubakimoto Chain Co 3,412,055
63,700 UACJ Corp 1,813,690

Nuveen Quant International Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
6,600 Union Tool Co $ 255,389
115,800 (c) Visional, Inc 6,113,969
130,700 Yamato Kogyo Co Ltd 6,907,058
169,000 Yurtec Corp 1,700,801
151,000 Zenkoku Hosho Co Ltd 6,246,027
489,300 ZIGExN Co Ltd 1,892,502
45,700 Zuken, Inc 1,119,905
TOTAL JAPAN 275,468,978
KOREA, REPUBLIC OF - 4.4%
13,432 AfreecaTV Co Ltd 1,014,511
51,585 Ahnlab, Inc 2,175,185
51,012 Cheil Worldwide, Inc 660,508
41,029 Daeduck Electronics Co Ltd 666,357
29,643 Daishin Securities Co Ltd PF 330,163
21,967 DB HiTek Co Ltd 874,833
41,466 Doosan Corp 5,317,977
47,949 Doosan Tesna, Inc 1,404,064
128,467 Eugene Technology Co Ltd 4,320,318
11,339 Hanssem Co Ltd 526,978
537,612 Hanwha General Insurance Co Ltd 2,211,229
1,661,951 Hanwha Life Insurance Co Ltd 3,780,797
229,831 Hyundai Marine & Fire Insurance Co Ltd 6,048,002
21,422 IS Dongseo Co Ltd 384,292
137,117 KEPCO Plant Service & Engineering Co Ltd 3,935,029
72,794 KoMiCo Ltd 4,006,681
18,624 LEENO Industrial, Inc 2,741,637
10,149 Medytox, Inc 1,280,874
66,911 Orion Holdings Corp 729,361
117,940 Poongsan Corp 5,030,962
6,478 S1 Corp (Korea) 267,118
71,173 Samsung Securities Co Ltd 2,328,566
3,958 Shinyoung Securities Co Ltd 209,579
18,681 Tongyang Life Insurance Co Ltd 108,144
191,475 WONIK IPS Co Ltd 5,311,588
TOTAL KOREA, REPUBLIC OF 55,664,753
KUWAIT - 0.2%
147,950 Boursa Kuwait Securities Co KPSC 1,001,419
160,199 Humansoft Holding Co KSC 1,381,976
TOTAL KUWAIT 2,383,395
MALAYSIA - 0.9%
2,496,100 Bermaz Auto Bhd 1,320,606
1,452,700 (c) Greatech Technology Bhd 1,681,484
644,180 Hibiscus Petroleum Bhd 337,596
2,598,300 KPJ Healthcare Bhd 1,052,945
2,820,500 Malakoff Corp Bhd 513,129
427,000 Ta Ann Holdings Bhd 372,841
507,700 United Plantations BHD 2,895,144
13,276,700 VS Industry Bhd 3,500,847
TOTAL MALAYSIA 11,674,592
MEXICO - 0.9%
1,293,867 Alsea SAB de C.V. 3,906,394
1,388,765 (b) Banco del Bajio S.A. 4,138,491
342,823 Concentradora Fibra Danhos S.A. de C.V. 376,110
1,017,342 (b) FIBRA Macquarie Mexico 1,698,755
743,800 Gentera SAB de C.V. 881,893
48,780 Qualitas Controladora SAB de C.V. 449,652
TOTAL MEXICO 11,451,295
NETHERLANDS - 0.9%
112,696 Arcadis NV 8,048,876
96,576 Koninklijke BAM Groep NV 400,247

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NETHERLANDS—continued
157,224 SBM Offshore NV $ 2,548,012
TOTAL NETHERLANDS 10,997,135
NORWAY - 1.6%
715,167 Aker Solutions ASA 3,412,167
10,817 BW Offshore Ltd 30,139
222,787 Frontline plc 5,490,754
968,312 MPC Container Ships ASA 2,031,545
45,544 Odfjell SE 693,690
13,621 Stolt-Nielsen Ltd 534,323
681,676 Storebrand ASA 6,841,955
123,957 Wallenius Wilhelmsen ASA 1,152,583
TOTAL NORWAY 20,187,156
PHILIPPINES - 0.2%
3,344,100 DMCI Holdings, Inc 650,769
2,596,400 LT Group, Inc 438,104
1,716,500 Semirara Mining & Power Corp 983,579
TOTAL PHILIPPINES 2,072,452
POLAND - 0.3%
108,378 Asseco Poland S.A. 2,297,093
419 Grupa Kety S.A. 86,917
33,827 LiveChat Software S.A. 753,570
157,113 Telekomunikacja Polska S.A. 314,791
54,181 Warsaw Stock Exchange 580,262
TOTAL POLAND 4,032,633
PORTUGAL - 0.1%
454,863 Redes Energeticas Nacionais S.A. 1,153,530
25,465 Semapa-Sociedade de Investimento e Gestao 412,059
TOTAL PORTUGAL 1,565,589
QATAR - 0.2%
5,372,005 Vodafone Qatar QSC 2,493,460
TOTAL QATAR 2,493,460
RUSSIA - 0.0%
81,310 (c),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0.4%
1,572,135 Abdullah Al Othaim Markets Co 4,905,504
104,344 Arabian Cement Co 751,430
4,705 Jadwa REIT Saudi Fund 15,826
TOTAL SAUDI ARABIA 5,672,760
SINGAPORE - 1.7%
524,796 AEM Holdings Ltd 662,098
742,882 Hafnia Ltd 5,886,183
1,679,200 NetLink NBN Trust 1,067,794
2,623,900 Riverstone Holdings Ltd 1,874,397
1,532,600 Sheng Siong Group Ltd 1,765,156
3,295,700 (a) UMS Holdings Ltd 2,770,005
542,200 Venture Corp Ltd 6,137,905
6,069,300 Yangzijiang Financial Holding Ltd 1,547,896
TOTAL SINGAPORE 21,711,434
SOUTH AFRICA - 0.2%
32,007 Coronation Fund Managers Ltd 65,710
145,981 Investec Ltd 1,139,794
501,675 Resilient REIT Ltd 1,384,169
106,668 Reunert Ltd 420,522
TOTAL SOUTH AFRICA 3,010,195
SPAIN - 0.5%
294,392 Atresmedia Corp de Medios de Comunicacion S.A. 1,488,427

Nuveen Quant International Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SPAIN—continued
32,178 Construcciones y Auxiliar de Ferrocarriles S.A. $ 1,218,241
94,689 (c) eDreams ODIGEO S.A. 692,746
369,759 Faes Farma S.A. (Sigma) 1,415,569
16,910 (a) Sol Melia S.A. 129,477
1,389,916 (b) Unicaja Banco S.A. 1,870,850
TOTAL SPAIN 6,815,310
SWEDEN - 3.8%
182,640 (b) AcadeMedia AB 939,703
581,886 Arjo AB 2,255,186
260,796 (b) Attendo AB 1,139,698
223,652 Axfood AB 5,546,817
117,266 BioGaia AB 1,396,128
89,121 Bure Equity AB 3,338,864
7,158 (c) Collector Bank AB 27,125
89,852 (b) Coor Service Management Holding AB 362,371
118,685 Creades AB 861,270
145,294 Hexpol AB 1,624,962
38,433 Investment AB Oresund 446,493
99,540 Inwido AB 1,642,789
106,544 Loomis AB 3,395,048
64,960 Mekonomen AB 681,797
277,049 (b) Munters Group AB 5,998,108
90,968 Paradox Interactive AB 1,303,887
146,082 (c) Rusta AB 1,012,829
57,689 (c) Sdiptech AB 1,766,564
432,057 Ssab Svenskt Stal AB (Series B) 2,189,970
1,782,913 (c) Stillfront Group AB 1,490,717
114,874 Trelleborg AB (B Shares) 4,269,013
30,625 VBG Group AB 1,220,175
15,983 (c) Xvivo Perfusion AB 757,601
180,919 (c) Yubico AB 4,573,193
TOTAL SWEDEN 48,240,308
SWITZERLAND - 2.9%
180,502 Accelleron Industries AG. 8,932,076
2,965,260 (c) Aryzta AG. 5,676,739
13,750 Belimo Holding AG. 8,335,526
7,896 Burkhalter Holding AG. 797,022
2,220 Kardex Holding AG. 676,079
53,111 Landis&Gyr Group AG. 4,810,852
601 Siegfried Holding AG. 700,498
43,070 Sulzer AG. 6,403,121
504 TX Group AG. 92,790
TOTAL SWITZERLAND 36,424,703
TAIWAN - 7.1%
2,483,000 Ardentec Corp 4,860,043
50,000 ASMedia Technology, Inc 2,582,690
180,000 ASROCK, Inc 1,107,938
282,000 Bizlink Holding, Inc 3,292,015
135,000 Chenbro Micom Co Ltd 1,160,671
1,176,000 Chicony Electronics Co Ltd 5,604,167
3,859,000 ChipMOS Technologies, Inc 4,660,201
1,236,000 Dynapack International Technology Corp 4,167,191
19,000 ECOVE Environment Corp 169,274
220,000 Ever Supreme Bio Technology Co Ltd 1,296,462
328,000 Formosa Advanced Technologies Co Ltd 370,049
260,700 Fortune Electric Co Ltd 5,563,592
611,000 Foxsemicon Integrated Technology, Inc 5,755,269
55,000 GFC Ltd 173,182
1,104,000 Greatek Electronics, Inc 2,082,337
459,000 ITE Technology, Inc 2,117,258
1,537,000 King Yuan Electronics Co Ltd 5,010,864

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
96,000 (c) LuxNet Corp $ 307,339
4,402,000 Pan-International Industrial 4,745,828
229,000 Parade Technologies Ltd 5,197,179
73,000 Powertech Technology, Inc 367,075
1,038,000 Shin Zu Shing Co Ltd 6,765,471
2,479,000 Sigurd Microelectronics Corp 5,862,194
625,000 Sinbon Electronics Co Ltd 6,281,727
12,000 (c) Taiwan FamilyMart Co Ltd 69,182
198,000 Taiwan Surface Mounting Technology Corp 747,294
176,000 VIA Labs, Inc 969,582
1,170,000 Visual Photonics Epitaxy Co Ltd 5,424,050
549,000 XinTec, Inc 3,962,571
TOTAL TAIWAN 90,672,695
THAILAND - 0.9%
7,283,600 AP Thailand PCL 1,675,565
1,804,800 Bangkok Life Assurance PCL 886,971
291,300 Electricity Generating PCL 802,168
658,500 Pruksa Holding PCL 164,417
3,240,700 Regional Container Lines PCL 2,063,793
6,504,800 Sri Trang Agro-Industry PCL 3,619,175
1,176,900 Thanachart Capital PCL 1,551,778
168,900 Tisco Bank PCL 437,117
TOTAL THAILAND 11,200,984
TURKEY - 0.9%
1,972,459 (b) Mavi Giyim Sanayi Ve Ticaret AS. 6,713,631
109,757 Migros Ticaret AS 1,748,837
1,711,225 Sok Marketler Ticaret AS. 3,090,812
TOTAL TURKEY 11,553,280
UNITED ARAB EMIRATES - 0.0%
229,020 Dubai Financial Market PJSC 79,812
175,646 Taaleem Holdings PJSC 178,852
TOTAL UNITED ARAB EMIRATES 258,664
UNITED KINGDOM - 10.8%
713,986 Allfunds Group PLC 4,291,376
170,963 (b),(c) Aston Martin Lagonda Global Holdings plc 342,744
68,054 Bellway plc 2,498,800
338,323 Bodycote plc 3,026,187
595,960 Bytes Technology Group plc 3,882,785
335,588 Central Asia Metals plc 853,339
766,388 Chemring Group plc 4,078,853
98,392 Close Brothers Group plc 647,339
5,141,346 Dowlais Group plc 4,235,493
277,114 Dunelm Group plc 4,395,304
383,031 GB Group plc 1,714,556
121,300 Genuit Group plc 797,110
108,764 Hill & Smith Holdings plc 3,215,064
96,395 Hilton Food Group plc 1,157,419
496,009 Hiscox Ltd 8,100,198
643,044 Howden Joinery Group plc 7,774,524
443,333 IntegraFin Holdings plc 2,194,218
2,267,176 (c) John Wood Group plc 5,945,720
284,116 Johnson Service Group plc 594,620
67,374 (b),(c) Just Eat Takeaway.com NV 858,640
434,829 Just Group plc 674,829
483,324 Kier Group plc 1,005,925
284,844 Lancashire Holdings Ltd 2,321,589
157,741 Liontrust Asset Management plc 1,352,838
1,586,192 Man Group plc 4,993,783
587,908 Mitie Group 916,012
399,516 Moneysupermarket.com Group plc 1,219,581
598,620 NCC Group plc 1,135,694

Nuveen Quant International Small Cap Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
110,775 (c) Playtech PLC $ 804,599
76,638 Polar Capital Holdings plc 594,159
1,025,366 Premier Foods plc 2,372,687
1,342,033 QinetiQ plc 8,337,196
641,423 Redde Northgate plc 3,501,358
953,587 Rightmove plc 7,085,009
1,535,713 Rotork plc 7,147,322
2,439,818 Serco Group plc 5,995,229
3,189,200 Shaftesbury Capital plc 6,244,113
366,841 Softcat plc 7,674,651
24,945 Spectris plc 978,524
127,991 Tate & Lyle plc 1,081,843
156,258 (a) TORM plc 6,050,920
1,067,345 (b),(c) Trustpilot Group plc 2,860,882
19,929 Vesuvius plc 123,638
60,737 Volution Group plc 427,741
58,762 WH Smith plc 999,832
TOTAL UNITED KINGDOM 136,504,243
UNITED STATES - 1.0%
421,747 (c) Carnival plc 6,479,969
396,741 GCC SAB de C.V. 3,368,604
426 iShares Core MSCI Emerging Markets ETF 22,979
133 (a) iShares MSCI Canada Index Fund 5,176
745 iShares MSCI EAFE Small-Cap ETF 48,269
17,523 (c) Pagaya Technologies Ltd 260,742
52,717 Titan Cement International S.A. 1,876,457
TOTAL UNITED STATES 12,062,196
TOTAL COMMON STOCKS 1,269,823,596
(Cost $1,127,497,885)
TOTAL LONG-TERM INVESTMENTS 1,269,823,596
(Cost $1,127,497,885)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
GOVERNMENT AGENCY DEBT - 0.0%
$ 100,000 Federal Home Loan Bank (FHLB) 0.560% 05/06/24 99,956
TOTAL GOVERNMENT AGENCY DEBT 99,956
TOTAL SHORT-TERM INVESTMENTS 99,956
(Cost $99,956)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
6,942,847 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5.310 (f) 6,942,847
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 6,942,847
(Cost $6,942,847)
TOTAL INVESTMENTS - 100.7% 1,276,866,399
(Cost $1,134,540,688)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (8,512,005)
NET ASSETS - 100.0% $ 1,268,354,394
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,425,366.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $58,846,566 or 4.6% of Total Investments.
(c)
Non-income producing
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen International Responsible Equity Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUSTRALIA - 7 .4%
28,193 Australian Stock Exchange Ltd $ 1,201,196
622,320 Brambles Ltd 6,344,348
12,852 Cochlear Ltd 2,903,982
464,106 Coles Group Ltd 5,500,430
219,913 Commonwealth Bank of Australia 19,816,383
252,706 Computershare Ltd 4,557,807
98,414 Dexus Property Group 453,743
439,380 Fortescue Metals Group Ltd 5,467,130
365,346 Goodman Group 8,434,409
1,337,325 Insurance Australia Group Ltd 6,469,849
102,069 Mineral Resources Ltd 3,650,270
1,661,087 (a) Pilbara Minerals Ltd 3,210,654
535,678 QBE Insurance Group Ltd 6,322,099
43,700 Ramsay Health Care Ltd 1,330,824
28,331 REA Group Ltd 3,809,093
93,984 Sonic Healthcare Ltd 1,703,288
69,259 Stockland Trust Group 209,191
556,508 Suncorp-Metway Ltd 6,475,037
2,349,410 Telstra Corp Ltd 6,071,495
852,459 Transurban Group 7,274,710
216,263 Wesfarmers Ltd 10,437,328
61,051 WiseTech Global Ltd 3,825,524
331,914 Woolworths Ltd 7,489,032
TOTAL AUSTRALIA 122,957,822
AUSTRIA - 0 .4%
126,510 Erste Bank der Oesterreichischen Sparkassen AG. 6,580,577
TOTAL AUSTRIA 6,580,577
BELGIUM - 0 .7%
12,481 Dieteren S.A. 2,868,360
86,936 KBC Groep NV 6,724,145
121,675 (a) Umicore S.A. 1,671,094
TOTAL BELGIUM 11,263,599
BURKINA FASO - 0 .1%
106,751 Endeavour Mining plc 2,384,553
TOTAL BURKINA FASO 2,384,553
CHILE - 0 .3%
199,570 Antofagasta plc 5,196,641
TOTAL CHILE 5,196,641
CHINA - 1 .0%
1,801,517 BOC Hong Kong Holdings Ltd 5,241,192
259,617 Prosus NV 9,056,293
1,116,039 Wilmar International Ltd 2,661,233
TOTAL CHINA 16,958,718
DENMARK - 4 .2%
22,071 Coloplast A.S. 2,869,241
16,708 (b) Genmab AS 4,719,536
349,994 Novo Nordisk A.S. 46,371,715
54,661 Novozymes A.S. 3,479,568
92,753 Orsted AS 5,528,450
2,382 Pandora A.S. 373,386
258,094 Vestas Wind Systems A.S. 6,387,062
TOTAL DENMARK 69,728,958

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINLAND - 1 .6%
32,380 Elisa Oyj (Series A) $ 1,507,659
11,736 Kesko Oyj (B Shares) 212,289
155,626 Metso Outotec Oyj 1,581,243
245,782 Neste Oil Oyj 4,960,576
118,997 Sampo Oyj 5,216,245
155,231 Stora Enso Oyj (R Shares) 1,940,561
170,814 UPM-Kymmene Oyj 5,649,846
264,192 Wartsila Oyj (B Shares) 5,459,484
TOTAL FINLAND 26,527,903
FRANCE - 7 .4%
302,260 AXA S.A. 10,612,289
110,323 Bouygues S.A. 3,809,012
124,386 Bureau Veritas S.A. 3,891,940
329,421 Carrefour S.A. 4,914,049
178,660 Cie Generale des Etablissements Michelin S.C.A 7,072,942
133,388 Danone 8,665,558
176,189 Dassault Systemes SE 6,679,107
42,700 Eiffage S.A. 4,249,577
26,520 Eurazeo 2,086,466
29,340 Fonciere Des Regions 1,510,341
26,550 Gecina S.A. 2,632,106
4,993 Hermes International 10,911,376
17,499 Kering 5,374,603
124,990 Klepierre 3,579,034
66,642 Legrand S.A. 7,200,462
32,702 L'Oreal S.A. 14,141,896
62,622 Publicis Groupe S.A. 6,537,514
131,029 Rexel S.A. 3,329,040
222,728 Societe Generale 5,776,888
51,399 Sodexho Alliance S.A. 4,867,860
63,871 Unibail-Rodamco-Westfield 4,776,351
TOTAL FRANCE 122,618,411
GERMANY - 8 .1%
33,749 Adidas-Salomon AG. 8,457,407
53,667 Allianz AG. 15,116,136
81,481 Bayerische Motoren Werke AG. 7,557,291
63,907 Continental AG. 3,917,742
141,116 Daimler AG. (Registered) 9,328,392
41,667 Deutsche Boerse AG. 8,532,087
148,899 Evonik Industries AG. 3,015,457
50,913 GEA Group AG. 2,248,087
60,372 Henkel KGaA 4,677,796
66,976 Henkel KGaA (Preference) 5,729,245
33,911 LEG Immobilien SE 2,958,107
37,911 Merck KGaA 6,773,645
22,412 Muenchener Rueckver AG. 11,038,465
125,913 SAP AG. 26,620,556
97,331 Siemens AG. 17,821,012
48,312 (b),(c) Zalando SE 1,237,960
TOTAL GERMANY 135,029,385
HONG KONG - 1 .4%
1,680,715 AIA Group Ltd 11,242,060
205,585 Hong Kong Exchanges and Clearing Ltd 6,064,145
903,002 (a) MTR Corp 2,921,297
1,388,000 Sino Land Co 1,435,689
245,757 Swire Pacific Ltd (Class A) 2,120,090
TOTAL HONG KONG 23,783,281
IRELAND - 0 .4%
68,913 Kerry Group plc (Class A) 6,443,071
TOTAL IRELAND 6,443,071

Nuveen International Responsible Equity Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ISRAEL - 0 .3%
617,034 Bank Hapoalim Ltd $ 5,662,111
TOTAL ISRAEL 5,662,111
ITALY - 1 .8%
71,869 Amplifon S.p.A. 2,282,588
276,774 Assicurazioni Generali S.p.A. 7,163,745
127,419 Coca-Cola HBC AG. 4,649,508
2,573,579 Intesa Sanpaolo S.p.A. 10,450,873
85,353 Moncler S.p.A 5,089,263
TOTAL ITALY 29,635,977
JAPAN - 24 .6%
141,700 Advantest Corp 6,271,835
109,900 Aeon Co Ltd 2,507,542
160,800 Ajinomoto Co, Inc 6,622,587
234,500 Asahi Kasei Corp 1,691,041
428,800 Astellas Pharma, Inc 4,973,201
159,864 Bridgestone Corp 6,518,238
83,600 Brother Industries Ltd 1,715,167
50,027 Dai Nippon Printing Co Ltd 1,645,799
310,600 Daiichi Sankyo Co Ltd 12,650,012
56,925 Daikin Industries Ltd 8,254,498
229,319 Daiwa House Industry Co Ltd 6,493,943
734,121 Daiwa Securities Group, Inc 6,060,971
22,700 Don Quijote Co Ltd 592,225
345,483 East Japan Railway Co 6,582,627
58,748 Eisai Co Ltd 2,240,409
252,107 Fanuc Ltd 7,474,153
34,864 Fast Retailing Co Ltd 9,610,218
308,500 FUJIFILM Holdings Corp 7,334,873
485,720 Fujitsu Ltd 8,820,752
87,916 Hankyu Hanshin Holdings, Inc 2,508,589
62,453 (b) Hitachi Construction Machinery Co Ltd 1,555,524
844,800 Honda Motor Co Ltd 9,026,327
72,000 (b) Hoya Corp 9,021,653
65,400 Ibiden Co Ltd 2,535,046
338,700 Isuzu Motors Ltd 4,581,638
310,028 KDDI Corp 9,328,744
216,400 Kikkoman Corp 2,708,017
7,665 Kintetsu Corp 177,523
247,483 Komatsu Ltd 7,035,341
419,891 Kubota Corp 6,036,736
136,700 Kyowa Hakko Kogyo Co Ltd 2,883,358
459,084 Mitsubishi Electric Corp 7,649,150
387,563 Mitsubishi Estate Co Ltd 6,605,596
34,306 Mitsui Chemicals, Inc 991,855
770,583 Mitsui Fudosan Co Ltd 7,983,132
340,655 Mitsui Sumitomo Insurance Group Holdings, Inc 8,030,784
459,400 Mizuho Financial Group, Inc 10,501,950
82,201 NEC Corp 7,114,877
185,540 Nintendo Co Ltd 10,252,642
25,300 (a) Nippon Express Holdings, Inc 1,251,866
249,694 Nippon Paint Co Ltd 1,593,915
42,300 Nitto Denko Corp 3,673,056
1,071,500 (b) Nomura Holdings, Inc 6,606,449
110,400 Nomura Research Institute Ltd 3,408,235
72,585 Obayashi Corp 952,992
142,100 Ono Pharmaceutical Co Ltd 2,096,305
269,353 Oriental Land Co Ltd 7,711,442
324,007 ORIX Corp 7,837,613
755,758 Panasonic Corp 6,190,549
370,900 (b) Rakuten, Inc 2,175,950
236,078 Recruit Holdings Co Ltd 13,537,490
388,700 Renesas Electronics Corp 6,694,919

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
253,000 Ricoh Co Ltd $ 2,355,254
32,300 Secom Co Ltd 2,062,444
108,700 Seiko Epson Corp 1,881,642
18,324 Sekisui Chemical Co Ltd 276,472
42,363 (a) Sekisui House Ltd 1,061,461
74,200 SG Holdings Co Ltd 754,514
298,266 Shin-Etsu Chemical Co Ltd 13,252,159
61,300 Shionogi & Co Ltd 2,696,530
655,739 SoftBank Corp 8,553,952
300,678 Sompo Holdings, Inc 6,856,034
176,968 Sony Corp 15,718,049
143,632 Sumitomo Metal Mining Co Ltd 4,379,924
228,200 T&D Holdings, Inc 4,277,777
116,700 TDK Corp 8,141,260
230,200 Terumo Corp 4,127,106
315,169 Tokio Marine Holdings, Inc 12,365,059
66,200 Tokyo Electron Ltd 13,852,175
15,100 Tokyu Corp 182,942
753,940 Toray Industries, Inc 3,919,774
24 Toto Ltd 661
128,518 West Japan Railway Co 2,530,138
518,800 Yamaha Motor Co Ltd 4,831,053
55,200 Yamato Transport Co Ltd 670,409
46,386 Yaskawa Electric Corp 1,614,410
81,698 Yokogawa Electric Corp 2,067,959
1,221,400 Z Holdings Corp 3,055,839
TOTAL JAPAN 409,804,351
NETHERLANDS - 4 .6%
790,707 Aegon NV 5,116,865
31,905 Akzo Nobel NV 1,972,757
43,437 ASML Holding NV 40,447,288
237,420 Koninklijke Ahold Delhaize NV 7,648,530
437,512 Koninklijke KPN NV 1,723,878
124,215 NN Group NV 6,233,625
22,282 Randstad Holdings NV 1,085,244
228,752 Universal Music Group NV 5,449,896
37,376 Wolters Kluwer NV 6,257,089
TOTAL NETHERLANDS 75,935,172
NEW ZEALAND - 0 .6%
773,955 Auckland International Airport Ltd 3,445,432
199,293 Mercury NZ Ltd 816,031
326,115 Meridian Energy Ltd 1,261,568
400,639 Telecom Corp of New Zealand Ltd 1,029,635
35,478 (b) Xero Ltd 3,232,654
TOTAL NEW ZEALAND 9,785,320
NORWAY - 1 .3%
315,940 DNB Bank ASA 6,527,332
116,191 Gjensidige Forsikring ASA 1,965,692
270,376 Mowi ASA 4,563,544
407,251 Orkla ASA 3,436,992
365,861 Telenor ASA 4,359,241
TOTAL NORWAY 20,852,801
SINGAPORE - 1 .2%
1,501,619 Capitaland Investment Ltd 3,044,582
1,221,364 (b) Grab Holdings Ltd 4,030,501
846,119 Keppel Corp Ltd 4,211,021
753,005 Oversea-Chinese Banking Corp 8,381,431
TOTAL SINGAPORE 19,667,535
SPAIN - 2 .8%
106,997 Amadeus IT Holding S.A. 7,046,911

Nuveen International Responsible Equity Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SPAIN—continued
984,683 Banco Bilbao Vizcaya Argentaria S.A. $ 10,320,671
171,308 (c) Cellnex Telecom S.A. 5,974,659
932,545 Iberdrola S.A. 12,317,237
199,886 Industria de Diseno Textil S.A. 9,712,233
83,332 Redeia Corp S.A. 1,479,549
TOTAL SPAIN 46,851,260
SWEDEN - 3 .8%
54,729 Alfa Laval AB 2,419,900
253,689 Assa Abloy AB 7,725,920
501,782 Atlas Copco AB 8,930,544
432,894 Atlas Copco AB 6,773,021
157,870 Boliden AB 4,828,074
67,463 Epiroc AB 1,259,222
42,058 Epiroc AB 707,181
153,212 Essity AB 4,307,757
22,793 (a) Hennes & Mauritz AB (B Shares) 354,601
311,594 Sandvik AB 6,378,897
56,776 SKF AB (B Shares) 1,055,515
30,955 Svenska Cellulosa AB (B Shares) 420,792
633,198 Svenska Handelsbanken AB 6,391,415
61,666 Tele2 AB (B Shares) 634,892
1,027,227 TeliaSonera AB 2,985,504
323,149 Volvo AB (B Shares) 8,247,005
TOTAL SWEDEN 63,420,240
SWITZERLAND - 8 .0%
237,962 ABB Ltd 13,208,464
1,305 Barry Callebaut AG. 2,099,761
125,347 Clariant AG. 1,859,341
58,023 DSM-Firmenich AG. 7,407,732
6,059 Dufry Group 228,615
4,565 Geberit AG. 2,906,381
1,869 Givaudan S.A. 9,169,416
18,222 Kuehne & Nagel International AG. 5,648,649
15,596 Lonza Group AG. 10,385,519
235,746 Novartis AG. 26,315,813
30,719 SGS S.A. 3,358,609
64,052 SIG Group AG. 1,345,097
29,584 Sika AG. 8,982,179
9,451 Swiss Life Holding 7,236,762
9,119 Swisscom AG. 5,581,212
464,207 UBS Group AG 14,065,784
22,903 Zurich Insurance Group AG 12,591,385
TOTAL SWITZERLAND 132,390,719
UNITED KINGDOM - 12 .3%
217,595 3i Group plc 8,754,002
104,688 Ashtead Group plc 7,555,061
166,549 Associated British Foods plc 5,317,120
1,004,931 Aviva plc 6,473,642
250,567 Barratt Developments plc 1,695,560
9,150 Berkeley Group Holdings plc 597,334
3,389,226 BT Group plc 6,146,366
90,630 Bunzl plc 3,797,338
82,982 (b) Coca-Cola Europacific Partners plc 6,121,582
327,984 Compass Group plc 10,100,270
31,651 Croda International plc 1,645,667
50,633 DCC plc 3,488,358
2,341,837 HSBC Holdings plc 21,296,908
554,906 Informa plc 6,201,172
966,448 J Sainsbury plc 3,427,215
173,492 Kingfisher plc 616,786
1,995,631 Legal & General Group plc 5,952,221

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
83,204 London Stock Exchange Group plc $ 10,128,062
887,353 National Grid plc 11,258,891
354,840 Pearson plc 4,814,459
51,070 Persimmon plc 1,041,433
149,881 Reckitt Benckiser Group plc 8,062,646
286,399 RELX plc 13,517,313
414,181 Schroders plc 2,093,053
237,334 Segro plc 2,793,565
669,157 Standard Chartered plc 6,610,124
814,139 Taylor Wimpey plc 1,669,127
1,823,961 Tesco plc 7,778,227
326,311 Unilever plc 20,053,336
6,987,506 Vodafone Group plc 6,538,555
107,181 Whitbread plc 4,016,068
537,878 WPP plc 5,188,413
TOTAL UNITED KINGDOM 204,749,874
UNITED STATES - 4 .8%
99,468 Alcon, Inc 9,418,081
607,031 GSK plc 11,787,803
71,177 (b) James Hardie Industries plc 2,556,936
302,045 Nestle S.A. 30,594,921
70,980 Schneider Electric S.A. 17,108,676
65,736 Swiss Re AG. 8,104,153
TOTAL UNITED STATES 79,570,570
TOTAL COMMON STOCKS 1,647,798,849
(Cost $1,365,678,616)
TOTAL LONG-TERM INVESTMENTS 1,647,798,849
(Cost $1,365,678,616)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 350,000 Tennessee Valley Authority (TVA) 0 .000% 04/24/24 349,640
TOTAL GOVERNMENT AGENCY DEBT 349,640
TREASURY DEBT - 0 .6%
3,725,000 United States Treasury Bill 0 .000 08/06/24 3,722,276
6,000,000 United States Treasury Bill 0 .000 08/29/24 5,975,383
TOTAL TREASURY DEBT 9,697,659
TOTAL SHORT-TERM INVESTMENTS 10,047,299
(Cost $10,047,259)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,635,682 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .310 (e) 1,635,682
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,635,682
(Cost $1,635,682)
TOTAL INVESTMENTS - 99.8% 1,659,481,830
(Cost $1,377,361,557)
OTHER ASSETS & LIABILITIES, NET - 0.2% 3,050,705
NET ASSETS - 100.0% $ 1,662,532,535
ADR American Depositary Receipt

Nuveen International Responsible Equity Fund July 31, 2024

Portfolio of Investments
(continued)
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,906,384.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,212,619 or 0.4% of Total Investments.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 74 09/20/24  $ 8,709,089 $ 8,841,890 $ 132,801

Portfolio of Investments
Nuveen Equity Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .6%
102,643 (a) Adient plc $ 2,644,084
82,911 (a) American Axle & Manufacturing Holdings, Inc 616,029
238,352 (a) Aptiv plc 16,539,245
57,161 (a) Atmus Filtration Technologies, Inc 1,762,845
204,944 BorgWarner, Inc 7,236,573
27,933 (a) Cooper-Standard Holdings, Inc 412,850
107,715 Dana Inc 1,369,058
20,044 (a) Dorman Products, Inc 2,031,860
3,405,066 Ford Motor Co 36,842,814
40,428 (a) Fox Factory Holding Corp 2,158,451
983,021 General Motors Co 43,567,491
177,823 Gentex Corp 5,523,182
25,155 (a) Gentherm, Inc 1,388,053
275,187 (a) Goodyear Tire & Rubber Co 3,219,688
127,748 Harley-Davidson, Inc 4,790,550
110,804 (a) Holley, Inc 436,568
18,139 LCI Industries 2,116,640
51,928 Lear Corp 6,337,293
640,885 (a),(b) Lucid Group, Inc 2,255,915
194,312 (a),(b) Luminar Technologies, Inc 322,558
43,958 (a) Modine Manufacturing Co 5,172,098
16,988 Patrick Industries, Inc 2,175,483
40,988 Phinia, Inc 1,832,164
251,662 (a) QuantumScape Corp 1,625,736
688,446 (a),(b) Rivian Automotive, Inc 11,297,399
217,401 (a),(b) Solid Power, Inc 408,714
15,934 Standard Motor Products, Inc 521,520
19,766 (a) Stoneridge, Inc 332,266
2,393,282 (a) Tesla, Inc 555,408,954
41,295 Thor Industries, Inc 4,383,051
28,194 (a) Visteon Corp 3,257,535
23,560 Winnebago Industries, Inc 1,472,971
21,842 (a) XPEL, Inc 892,682
TOTAL AUTOMOBILES & COMPONENTS 730,352,320
BANKS - 3 .7%
18,633 1st Source Corp 1,184,127
14,723 Amalgamated Financial Corp 468,339
25,834 Amerant Bancorp, Inc 581,007
48,454 Ameris Bancorp 2,950,364
27,215 Arrow Financial Corp 857,817
156,553 Associated Banc-Corp 3,597,588
91,335 Atlantic Union Bankshares Corp 3,771,222
44,566 (a) Axos Financial, Inc 3,253,764
112,080 Banc of California, Inc 1,566,878
24,715 Bancfirst Corp 2,655,132
37,392 (a) Bancorp, Inc 1,938,401
7,985 (b) Bank First Corp 740,209
5,849,884 Bank of America Corp 235,808,824
34,424 (b) Bank of Hawaii Corp 2,361,142
6,575 Bank of Marin Bancorp 133,538
39,774 Bank of NT Butterfield & Son Ltd 1,524,935
90,703 Bank OZK 4,253,064
79,459 BankUnited, Inc 3,060,761
41,073 Banner Corp 2,432,343
12,845 Bar Harbor Bankshares 410,526
16,293 BCB Bancorp, Inc 206,595
43,571 Berkshire Hills Bancorp, Inc 1,202,560

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
33,023 BOK Financial Corp $ 3,396,085
15,598 (a) Bridgewater Bancshares, Inc 215,408
67,439 Brookline Bancorp, Inc 707,435
2,955 Burke & Herbert Financial Services Corp 200,053
19,568 Business First Bancshares, Inc 497,419
25,800 Byline Bancorp, Inc 723,690
143,139 Cadence Bank 4,704,979
11,105 (b) Camden National Corp 462,856
191 (b) Capital Bancorp, Inc 4,869
4,521 Capital City Bank Group, Inc 160,495
105,986 Capitol Federal Financial, Inc 669,832
15,958 (a) Carter Bankshares, Inc 259,956
82,639 Cathay General Bancorp 3,662,560
16,021 Central Pacific Financial Corp 417,988
1,665,981 Citigroup, Inc 108,088,847
5,190 Citizens & Northern Corp 105,098
413,701 Citizens Financial Group, Inc 17,652,622
13,280 City Holding Co 1,618,832
5,750 Civista Bancshares, Inc 103,213
7,874 CNB Financial Corp 202,047
14,705 (a) Coastal Financial Corp 774,954
167,425 Columbia Banking System, Inc 4,379,838
27,831 (a) Columbia Financial, Inc 501,236
99,964 Comerica, Inc 5,479,027
116,569 Commerce Bancshares, Inc 7,543,180
60,022 Community Bank System, Inc 3,702,157
14,068 Community Trust Bancorp, Inc 713,529
32,974 ConnectOne Bancorp, Inc 798,630
32,218 (a) CrossFirst Bankshares, Inc 597,322
46,800 Cullen/Frost Bankers, Inc 5,478,408
32,680 (a) Customers Bancorp, Inc 2,107,206
139,451 CVB Financial Corp 2,657,936
28,972 Dime Community Bancshares, Inc 732,412
26,137 Eagle Bancorp, Inc 562,468
126,261 East West Bancorp, Inc 11,097,079
158,264 Eastern Bankshares, Inc 2,633,513
5,234 Enterprise Bancorp, Inc 154,665
28,968 Enterprise Financial Services Corp 1,531,538
11,154 Equity Bancshares, Inc 451,737
8,510 Esquire Financial Holdings, Inc 524,812
9,389 (b) Farmers & Merchants Bancorp, Inc 258,479
11,812 Farmers National Banc Corp 184,385
34,406 FB Financial Corp 1,606,416
587,078 Fifth Third Bancorp 24,856,883
8,770 Financial Institutions, Inc 230,826
24,700 First Bancorp 1,032,460
158,461 First BanCorp 3,398,988
7,604 First Bancorp, Inc 214,053
14,763 First Bancshares, Inc 491,903
588 First Bank 9,079
38,527 First Busey Corp 1,057,181
8,793 First Business Financial Services, Inc 404,654
9,797 First Citizens Bancshares, Inc (Class A) 20,453,099
135,088 First Commonwealth Financial Corp 2,442,391
14,032 First Community Bancshares, Inc 628,353
73,937 First Financial Bancorp 2,022,916
112,033 First Financial Bankshares, Inc 4,308,789
4,322 First Financial Corp 194,317
113,382 First Foundation, Inc 793,674
135,411 First Hawaiian, Inc 3,390,691
502,723 First Horizon National Corp 8,410,556
96,845 First Interstate BancSystem, Inc 3,057,397
47,027 First Merchants Corp 1,897,539

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
12,091 First Mid Bancshares, Inc $ 464,173
12,529 First of Long Island Corp 164,380
9,917 (a) First Western Financial, Inc 179,894
15,276 Five Star Bancorp 449,114
42,707 Flushing Financial Corp 629,074
325,156 FNB Corp 4,987,893
194,217 Fulton Financial Corp 3,761,983
19,386 (a),(b) FVCBankcorp, Inc 245,814
19,355 German American Bancorp, Inc 761,426
101,511 Glacier Bancorp, Inc 4,538,557
7,132 Great Southern Bancorp, Inc 446,535
11,967 Greene County Bancorp, Inc 433,804
5,058 (b) Guaranty Bancshares, Inc 174,653
70,171 Hancock Whitney Corp 3,840,459
29,083 Hanmi Financial Corp 593,293
39,598 HarborOne Bancorp, Inc 528,633
7,219 HBT Financial, Inc 166,037
34,542 Heartland Financial USA, Inc 1,883,230
55,657 Heritage Commerce Corp 576,050
28,290 Heritage Financial Corp 655,479
46,898 Hilltop Holdings, Inc 1,547,165
1,692 Hingham Institution For Savings The 420,783
2,890 Home Bancorp, Inc 127,507
183,082 Home Bancshares, Inc 5,186,713
32,654 HomeStreet, Inc 470,218
8,226 HomeTrust Bancshares, Inc 291,776
99,262 Hope Bancorp, Inc 1,306,288
37,769 Horizon Bancorp, Inc 603,171
1,192,416 Huntington Bancshares, Inc 17,826,619
41,058 Independent Bank Corp 2,633,871
16,001 Independent Bank Corp 555,075
27,575 Independent Bank Group, Inc 1,628,580
63,589 International Bancshares Corp 4,288,442
10,716 (b) John Marshall Bancorp, Inc 207,140
2,471,617 JPMorgan Chase & Co 525,960,098
62,205 Kearny Financial Corp 447,876
839,749 Keycorp 13,545,151
19,759 Lakeland Financial Corp 1,354,084
23,057 Live Oak Bancshares, Inc 1,040,793
145,373 M&T Bank Corp 25,028,869
12,700 Macatawa Bank Corp 188,214
8,910 Mercantile Bank Corp 430,888
28,455 Metrocity Bankshares, Inc 899,463
15,723 (a) Metropolitan Bank Holding Corp 829,074
11,042 Mid Penn Bancorp, Inc 327,395
22,606 Midland States Bancorp, Inc 536,666
5,927 MidWestOne Financial Group, Inc 173,720
25,698 MVB Financial Corp 590,283
21,289 National Bank Holdings Corp 891,583
34,793 NBT Bancorp, Inc 1,705,553
196,976 (b) New York Community Bancorp, Inc 2,072,188
8,973 Nicolet Bankshares, Inc 902,325
9,353 Northeast Bank 679,589
27,798 Northeast Community Bancorp, Inc 633,238
44,937 Northfield Bancorp, Inc 562,162
101,413 Northwest Bancshares, Inc 1,423,839
2,703,649 (a) NU Holdings Ltd 32,795,262
52,078 OceanFirst Financial Corp 946,257
72,625 OFG Bancorp 3,298,628
244,450 Old National Bancorp 4,893,889
15,271 Old Second Bancorp, Inc 258,385
20,312 Origin Bancorp, Inc 697,920
3,618 Orrstown Financial Services, Inc 127,209

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
89,066 Pacific Premier Bancorp, Inc $ 2,410,126
11,574 Park National Corp 2,048,135
12,857 Parke Bancorp, Inc 251,483
22,883 Pathward Financial, Inc 1,545,518
10,253 Peapack Gladstone Financial Corp 289,750
23,125 Peoples Bancorp, Inc 769,369
8,138 Peoples Financial Services Corp 404,214
64,999 Pinnacle Financial Partners, Inc 6,260,704
385 (a) Pioneer Bancorp, Inc 4,293
344,969 PNC Financial Services Group, Inc 62,473,886
61,345 Popular, Inc 6,295,837
12,183 Preferred Bank 1,048,469
28,576 Premier Financial Corp 724,116
5,687 Primis Financial Corp 75,068
82,390 Prosperity Bancshares, Inc 5,974,923
65,632 Provident Financial Services, Inc 1,216,817
14,068 QCR Holdings, Inc 1,075,358
22,257 RBB Bancorp 513,469
4,522 Red River Bancshares, Inc 251,966
840,825 Regions Financial Corp 18,809,255
43,118 Renasant Corp 1,482,828
4,137 Republic Bancorp, Inc (Class A) 271,470
33,109 S&T Bancorp, Inc 1,469,377
34,709 Sandy Spring Bancorp, Inc 1,063,137
69,004 Seacoast Banking Corp of Florida 1,921,071
41,638 ServisFirst Bancshares, Inc 3,341,033
14,920 Shore Bancshares, Inc 216,638
5,250 Sierra Bancorp 152,723
98,370 Simmons First National Corp (Class A) 2,117,906
16,069 SmartFinancial, Inc 455,395
354 South Plains Financial, Inc 11,484
2,746 (a) Southern First Bancshares, Inc 95,012
5,675 Southern Missouri Bancorp, Inc 324,610
24,349 Southside Bancshares, Inc 851,972
69,727 SouthState Corp 6,900,881
38,203 Stellar Bancorp, Inc 1,046,762
21,096 Stock Yards Bancorp, Inc 1,312,593
110,649 Synovus Financial Corp 5,172,841
38,762 (a) Texas Capital Bancshares, Inc 2,562,168
11,131 Tompkins Trustco, Inc 700,585
56,169 Towne Bank 1,867,058
24,322 Trico Bancshares 1,131,703
17,672 (a) Triumph Financial, Inc 1,603,381
1,163,091 Truist Financial Corp 51,978,537
19,519 TrustCo Bank Corp NY 695,072
45,567 Trustmark Corp 1,582,542
38,832 UMB Financial Corp 3,961,641
130,431 United Bankshares, Inc 5,077,679
103,599 United Community Banks, Inc 3,206,389
22,107 Univest Financial Corp 611,259
1,351,377 US Bancorp 60,649,800
209,518 Valley National Bancorp 1,759,951
34,533 Veritex Holdings, Inc 865,742
81,289 Washington Federal, Inc 2,893,076
15,885 Washington Trust Bancorp, Inc 508,479
153,531 Webster Financial Corp 7,618,208
3,019,659 Wells Fargo & Co 179,186,565
51,566 WesBanco, Inc 1,643,924
8,366 West Bancorporation, Inc 173,511
20,400 Westamerica Bancorporation 1,100,784
91,934 Western Alliance Bancorp 7,397,010
46,083 Wintrust Financial Corp 4,986,181
47,065 WSFS Financial Corp 2,658,702

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
109,414 Zions Bancorporation $ 5,653,421
TOTAL BANKS 1,731,118,383
CAPITAL GOODS - 6 .5%
90,270 (a) 3D Systems Corp 329,486
473,656 3M Co 60,414,823
100,665 A.O. Smith Corp 8,560,552
54,660 Aaon, Inc 4,839,050
23,678 (a) AAR Corp 1,529,599
26,578 Acuity Brands, Inc 6,680,380
57,160 Advanced Drainage Systems, Inc 10,119,606
115,971 Aecom Technology Corp 10,508,132
22,184 (a) Aerovironment, Inc 3,960,731
27,273 (a) AerSale Corp 183,820
53,417 AGCO Corp 5,043,633
77,906 Air Lease Corp 3,865,696
13,727 Alamo Group, Inc 2,645,467
34,459 Albany International Corp (Class A) 3,224,673
65,766 Allegion plc 8,997,446
6,208 Allied Motion Technologies, Inc 179,660
78,516 Allison Transmission Holdings, Inc 6,955,732
12,889 Alta Equipment Group, Inc 135,335
35,576 (a),(b) Ameresco, Inc 1,123,134
27,449 (a) American Superconductor Corp 663,168
12,826 (a) American Woodmark Corp 1,310,176
194,228 Ametek, Inc 33,694,673
213,046 (a) API Group Corp 8,072,313
18,243 Apogee Enterprises, Inc 1,252,200
30,780 Applied Industrial Technologies, Inc 6,715,888
183,258 (a),(b) Archer Aviation, Inc 764,186
51,490 Arcosa, Inc 4,783,936
11,536 Argan, Inc 910,536
35,399 Armstrong World Industries, Inc 4,651,429
157,065 (a) Array Technologies, Inc 1,652,324
17,527 Astec Industries, Inc 615,022
17,487 (a) Astronics Corp 402,726
34,587 Atkore, Inc 4,669,245
60,126 (a) Axon Enterprise, Inc 18,038,401
100,862 (a) AZEK Co, Inc 4,527,695
18,025 AZZ, Inc 1,441,279
60,464 Barnes Group, Inc 2,439,118
45,670 (a) Beacon Roofing Supply, Inc 4,694,876
568,083 (a),(b) Blink Charging Co 1,868,993
162,550 (a),(b) Bloom Energy Corp 2,200,927
25,060 (a) Blue Bird Corp 1,306,127
11,068 (a) BlueLinx Holdings, Inc 1,334,690
495,007 (a) Boeing Co 94,348,334
33,731 Boise Cascade Co 4,792,838
11,845 (a) Bowman Consulting Group Ltd 423,103
40,102 Brookfield Business Corp 904,300
106,149 (a) Builders FirstSource, Inc 17,766,158
73,250 BWX Technologies, Inc 7,287,643
8,806 Cadre Holdings, Inc 323,180
41,080 Carlisle Cos, Inc 17,195,266
725,390 Carrier Global Corp 49,406,313
421,304 Caterpillar, Inc 145,855,445
531,871 (a),(b) ChargePoint Holdings, Inc 1,154,160
36,781 (a),(b) Chart Industries, Inc 5,924,683
788,043 CNH Industrial NV 8,392,658
20,151 Columbus McKinnon Corp 768,962
28,861 Comfort Systems USA, Inc 9,593,974
887 (a) Concrete Pumping Holdings, Inc 5,916
28,626 (a) Construction Partners, Inc 1,850,671

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
143,688 (a) Core & Main, Inc $ 7,682,997
38,580 Crane Co 6,189,004
11,874 CSW Industrials, Inc 3,852,163
117,749 Cummins, Inc 34,359,158
33,427 Curtiss-Wright Corp 9,850,937
55,814 (a) Custom Truck One Source, Inc 279,628
218,306 Deere & Co 81,205,466
80,220 (a) DNOW, Inc 1,232,179
101,213 Donaldson Co, Inc 7,572,757
17,088 Douglas Dynamics, Inc 494,014
121,539 Dover Corp 22,394,776
7,460 (a) Ducommun, Inc 478,708
12,598 (a) DXP Enterprises, Inc 689,866
21,956 (a) Dycom Industries, Inc 4,029,146
344,369 Eaton Corp plc 104,960,228
39,624 EMCOR Group, Inc 14,876,435
490,669 Emerson Electric Co 57,462,247
46,405 (a) Energy Recovery, Inc 676,585
94,986 (a),(b) Energy Vault Holdings, Inc 96,886
55,416 Enerpac Tool Group Corp 2,227,723
33,465 EnerSys 3,678,807
116,702 (a),(b) Enovix Corp 1,681,676
16,390 EnPro Industries, Inc 2,801,707
56,109 Esab Corp 5,700,674
19,331 ESCO Technologies, Inc 2,376,940
497,980 Fastenal Co 35,232,085
46,155 Federal Signal Corp 4,614,115
175,632 Ferguson plc 39,104,465
98,402 Flowserve Corp 4,974,221
46,207 (a),(b) Fluence Energy, Inc 756,871
129,933 (a) Fluor Corp 6,249,777
310,223 Fortive Corp 22,289,523
104,386 Fortune Brands Innovations, Inc 8,435,433
37,279 Franklin Electric Co, Inc 3,974,687
949,368 (a),(b) Freyr Battery, Inc 1,708,862
79,831 FTAI Aviation Ltd 8,897,165
511,812 (a),(b) FuelCell Energy, Inc 259,182
155,438 (a) Gates Industrial Corp plc 2,889,592
25,920 GATX Corp 3,615,840
237,498 (a) GE Vernova, Inc 42,331,644
26,667 (a) Gencor Industries, Inc 656,808
52,669 (a) Generac Holdings, Inc 8,199,510
227,805 General Dynamics Corp 68,047,632
940,633 General Electric Co 160,095,737
26,448 (a) Gibraltar Industries, Inc 1,964,293
25,662 Global Industrial Co 895,091
37,797 (a) GMS, Inc 3,637,205
18,896 Gorman-Rupp Co 780,594
147,695 Graco, Inc 12,561,460
149,154 GrafTech International Ltd 114,565
39,368 Granite Construction, Inc 2,695,133
60,950 (a) Great Lakes Dredge & Dock Corp 574,759
33,587 Greenbrier Cos, Inc 1,713,273
40,831 Griffon Corp 2,942,282
22,211 H&E Equipment Services, Inc 1,161,635
130,446 (a) Hayward Holdings, Inc 1,929,296
41,922 HEICO Corp 10,117,455
70,220 HEICO Corp (Class A) 13,349,524
23,945 Helios Technologies, Inc 1,100,273
25,702 Herc Holdings, Inc 4,005,400
78,974 Hexcel Corp 5,228,869
83,078 Hillenbrand, Inc 3,674,540
103,419 (a) Hillman Solutions Corp 1,049,703

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
560,106 Honeywell International, Inc $ 114,681,704
328,706 Howmet Aerospace, Inc 31,457,164
46,255 Hubbell, Inc 18,300,791
33,445 (a) Hudson Technologies, Inc 286,289
35,838 Huntington Ingalls Industries, Inc 10,033,923
306,800 (a),(b) Hyliion Holdings Corp 681,096
7,156 Hyster-Yale Materials Handling, Inc 584,931
59,644 IDEX Corp 12,434,581
8,756 (a) IES Holdings, Inc 1,348,161
254,634 Illinois Tool Works, Inc 62,965,896
353,391 Ingersoll Rand, Inc 35,480,456
15,632 Insteel Industries, Inc 535,396
66,579 ITT, Inc 9,418,265
82,032 (a) Janus International Group, Inc 1,182,901
95,278 (a) JELD-WEN Holding, Inc 1,590,190
30,832 John Bean Technologies Corp 3,033,252
592,195 Johnson Controls International plc 42,365,630
9,278 Kadant, Inc 3,261,124
63,395 Kennametal, Inc 1,657,145
110,429 (a) Kratos Defense & Security Solutions, Inc 2,489,070
167,378 L3Harris Technologies, Inc 37,976,394
4,474 (a) Lawson Products, Inc 150,998
28,805 Lennox International, Inc 16,807,718
47,468 (a) Leonardo DRS, Inc 1,338,598
16,978 (a) Limbach Holdings, Inc 1,081,838
47,515 Lincoln Electric Holdings, Inc 9,760,056
8,406 Lindsay Corp 1,059,072
185,318 Lockheed Martin Corp 100,427,531
32,814 LSI Industries, Inc 559,807
30,526 Luxfer Holdings plc 395,006
25,887 (a) Manitowoc Co, Inc 327,212
195,438 Masco Corp 15,214,848
47,879 (a) Mastec, Inc 5,268,126
104,386 (a) Masterbrand, Inc 1,884,167
26,438 (a) Mayville Engineering Co Inc 505,230
21,770 McGrath RentCorp 2,390,999
197,279 MDU Resources Group, Inc 5,314,696
56,073 (a) Mercury Computer Systems, Inc 1,993,395
46,376 (a) Middleby Corp 6,287,658
12,532 Miller Industries, Inc 851,424
27,127 Moog, Inc (Class A) 5,319,605
74,482 (a) MRC Global, Inc 1,078,499
40,108 MSC Industrial Direct Co (Class A) 3,567,607
91,520 Mueller Industries, Inc 6,492,429
123,593 Mueller Water Products, Inc (Class A) 2,555,903
15,607 (a) MYR Group, Inc 2,192,471
3,753 National Presto Industries, Inc 286,992
102,670 (a) NEXTracker, Inc 5,045,204
17,649 (a),(b) Nikola Corp 158,488
50,093 Nordson Corp 12,539,781
122,828 Northrop Grumman Corp 59,488,057
5,136 (a) Northwest Pipe Co 195,938
63,246 (a),(b) NuScale Power Corp 646,374
157,302 nVent Electric plc 11,424,844
2,380 Omega Flex, Inc 125,140
174,014 (a) Orion Marine Group, Inc 1,428,655
51,245 Oshkosh Corp 5,567,769
346,378 Otis Worldwide Corp 32,732,721
77,678 Owens Corning, Inc 14,477,626
444,021 PACCAR, Inc 43,807,112
17,348 Park Aerospace Corp 232,637
110,858 Parker-Hannifin Corp 62,209,075
27,211 (a) Parsons Corp 2,486,269

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
133,782 Pentair plc $ 11,755,424
445,266 (a),(b) Plug Power, Inc 1,099,807
6,237 Powell Industries, Inc 1,145,300
1,157 Preformed Line Products Co 159,516
58,364 Primoris Services Corp 3,295,815
20,651 (a) Proto Labs, Inc 719,068
24,588 Quanex Building Products Corp 821,239
124,631 Quanta Services, Inc 33,074,575
25,790 (a) RBC Bearings, Inc 7,500,764
60,202 (a) Redwire Corp 426,230
58,146 Regal-Beloit Corp 9,342,899
112,180 (a) Resideo Technologies, Inc 2,548,730
34,968 REV Group, Inc 1,020,366
241,774 (a),(b) Rocket Lab USA, Inc 1,266,896
102,202 Rockwell Automation, Inc 28,478,587
1,153,893 RTX Corp 135,570,889
6,598 Rush Enterprises, Inc 311,953
44,730 Rush Enterprises, Inc (Class A) 2,281,677
134,984 Sensata Technologies Holding plc 5,263,026
198,020 (a),(b) SES AI Corp 243,565
140,450 (a) Shoals Technologies Group, Inc 912,925
24,827 Shyft Group, Inc 416,349
37,416 Simpson Manufacturing Co, Inc 7,187,239
40,856 (a) SiteOne Landscape Supply, Inc 5,992,758
46,027 Snap-On, Inc 13,211,130
96,167 (a) Spirit Aerosystems Holdings, Inc (Class A) 3,486,054
33,039 (a) SPX Technologies, Inc 4,874,574
8,453 Standex International Corp 1,579,020
130,458 Stanley Black & Decker, Inc 13,778,974
150,669 (a),(b) Stem, Inc 183,816
23,409 (a) Sterling Construction Co, Inc 2,723,871
191,646 (a),(b) Sunrun, Inc 3,359,554
14,406 Tecnoglass, Inc 775,187
24,854 Tennant Co 2,676,527
69,107 Terex Corp 4,371,709
281,691 (a),(b) Terran Orbital Corp 202,733
169,213 Textron, Inc 15,719,888
22,578 (a) Thermon Group Holdings, Inc 740,784
48,377 Timken Co 4,206,380
51,987 (a) Titan International, Inc 442,929
13,882 (a) Titan Machinery, Inc 247,516
91,243 Toro Co 8,734,692
196,741 Trane Technologies plc 65,766,582
5,151 (a) Transcat, Inc 593,601
46,529 TransDigm Group, Inc 60,218,762
100,182 (a) Trex Co, Inc 8,378,221
67,174 Trinity Industries, Inc 2,220,772
47,307 (a) Triumph Group, Inc 775,362
49,355 (a) Tutor Perini Corp 1,228,446
59,386 UFP Industries, Inc 7,834,795
57,899 United Rentals, Inc 43,835,333
11,489 (a) V2X, Inc 598,922
18,457 Valmont Industries, Inc 5,506,831
304,683 Vertiv Holdings Co 23,978,552
15,571 (a) Vicor Corp 655,695
10,255 (a),(b) Virgin Galactic Holdings, Inc 72,913
38,013 W.W. Grainger, Inc 37,131,479
39,430 Wabash National Corp 847,351
29,046 Watsco, Inc 14,217,727
26,804 Watts Water Technologies, Inc (Class A) 5,562,366
40,493 WESCO International, Inc 7,084,250
150,557 Westinghouse Air Brake Technologies Corp 24,262,261
168,942 (a) WillScot Mobile Mini Holdings Corp 6,926,622

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
55,521 Woodward Inc $ 8,660,721
35,235 (a),(b) Xometry, Inc 515,488
211,534 Xylem, Inc 28,239,789
140,071 Zurn Elkay Water Solutions Corp 4,546,705
TOTAL CAPITAL GOODS 3,021,232,108
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
71,796 ABM Industries, Inc 3,988,986
91,019 ACCO Brands Corp 465,107
110,227 (a) ACV Auctions, Inc 1,882,677
380,551 (a) Alight, Inc 2,880,771
13,852 Aris Water Solution, Inc 245,319
42,312 (a) ASGN, Inc 4,005,677
703,425 (a),(b) Aurora Innovation, Inc 2,813,700
355,533 Automatic Data Processing, Inc 93,370,076
21,308 Barrett Business Services, Inc 776,464
223,464 (a),(b) BlackSky Technology, Inc 250,280
110,250 Booz Allen Hamilton Holding Corp 15,799,927
34,803 (a) BrightView Holdings, Inc 500,815
35,470 Brink's Co 3,901,345
104,604 Broadridge Financial Solutions, Inc 22,385,256
21,645 (a) CACI International, Inc (Class A) 9,988,735
41,616 (a) Casella Waste Systems, Inc (Class A) 4,309,753
43,111 (a) CBIZ, Inc 2,991,903
25,717 (a) CECO Environmental Corp 750,936
13,622 (a) Cimpress plc 1,243,280
75,068 Cintas Corp 57,347,448
387,769 (a) Clarivate plc 2,613,563
44,744 (a) Clean Harbors, Inc 10,681,735
31,316 Concentrix Corp 2,207,778
132,462 (a) Conduent, Inc 540,445
738,268 (a) Copart, Inc 38,633,564
100,942 (a) CoreCivic, Inc 1,407,131
357,188 (a) CoStar Group, Inc 27,867,808
4,484 CRA International, Inc 783,803
26,157 CSG Systems International, Inc 1,225,194
30,980 Deluxe Corp 755,292
75,581 (a) Driven Brands Holdings, Inc 1,015,809
196,245 Dun & Bradstreet Holdings, Inc 2,135,146
16,785 Ennis, Inc 400,154
108,554 Equifax, Inc 30,326,731
132,285 (a) ExlService Holdings, Inc 4,664,369
41,992 Exponent, Inc 4,454,511
46,013 First Advantage Corp 792,344
8,190 (a) Forrester Research, Inc 165,356
9,141 (a) Franklin Covey Co 399,553
31,944 (a) FTI Consulting, Inc 6,962,834
161,326 Genpact Ltd 5,593,172
97,493 (a) GEO Group, Inc 1,413,649
61,320 (a) Harsco Corp 724,802
56,484 (a) Healthcare Services Group 645,612
14,986 Heidrick & Struggles International, Inc 601,538
56,093 Herman Miller, Inc 1,740,005
39,729 HNI Corp 2,183,109
17,579 (a) Huron Consulting Group, Inc 1,933,866
14,225 ICF International, Inc 2,092,498
32,868 (a),(b) Innodata, Inc 635,996
30,132 Insperity, Inc 3,095,159
40,589 Interface, Inc 701,378
108,944 Jacobs Solutions, Inc 15,943,954
126,396 KBR, Inc 8,416,710
25,446 Kelly Services, Inc (Class A) 598,744
14,799 Kforce, Inc 1,028,087

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
44,482 Korn/Ferry International $ 3,279,213
82,778 (a) Legalzoom.com, Inc 552,957
115,337 Leidos Holdings, Inc 16,654,663
20,481 (a) Liquidity Services, Inc 460,208
39,935 Manpower, Inc 3,058,222
23,701 Matthews International Corp (Class A) 686,144
58,381 MAXIMUS, Inc 5,423,011
51,680 (a) Mistras Group, Inc 516,800
19,414 (a) Montrose Environmental Group, Inc 619,112
29,217 MSA Safety, Inc 5,511,787
8,091 NL Industries, Inc 51,701
11,033 (a) NV5 Global, Inc 1,137,944
99,756 (a) OPENLANE, Inc 1,783,637
279,078 Paychex, Inc 35,727,566
44,093 Paycom Software, Inc 7,354,271
131,794 Pitney Bowes, Inc 869,840
120,113 (a) Planet Labs PBC 305,087
83,380 Quad Graphics, Inc 381,047
151,028 RB Global, Inc 12,026,360
10,928 (a) Red Violet, Inc 281,505
178,089 Republic Services, Inc 34,606,254
31,570 Resources Connection, Inc 376,630
95,845 Robert Half International, Inc 6,152,291
231,850 Rollins, Inc 11,107,934
43,704 Science Applications International Corp 5,436,778
191,383 SS&C Technologies Holdings, Inc 13,961,390
72,578 Steelcase, Inc (Class A) 1,051,655
87,824 (a) Stericycle, Inc 5,142,095
11,647 (a) Sterling Check Corp 182,625
47,995 Tetra Tech, Inc 10,234,454
166,720 TransUnion 15,048,147
31,176 TriNet Group, Inc 3,250,098
27,408 (a) TrueBlue, Inc 327,526
13,566 TTEC Holdings, Inc 108,257
16,144 Unifirst Corp 3,140,654
86,222 (a) Upwork, Inc 1,045,011
198,239 Veralto Corp 21,124,348
125,365 Verisk Analytics, Inc 32,814,289
106,472 (a) Verra Mobility Corp 3,208,001
101,978 Vestis Corp 1,322,655
14,279 (a) Viad Corp 474,777
7,529 VSE Corp 670,006
348,356 Waste Management, Inc 70,597,827
7,913 (a) Willdan Group, Inc 268,092
32,019 (a) WNS Holdings Ltd 1,907,692
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 755,520,415
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .5%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 201,502
25,052 Aaron's Co, Inc 250,520
41,896 (a) Abercrombie & Fitch Co (Class A) 6,178,822
71,514 Academy Sports & Outdoors, Inc 3,866,762
48,894 Advance Auto Parts, Inc 3,096,457
8,000,948 (a) Amazon.com, Inc 1,496,017,257
151,292 American Eagle Outfitters, Inc 3,335,989
4,429 (a) America's Car-Mart, Inc 306,708
37,251 (b) Arhaus, Inc 565,843
88,408 Arko Corp 579,072
17,268 (a) Asbury Automotive Group, Inc 4,648,891
27,134 (a) Autonation, Inc 5,174,996
15,045 (a) Autozone, Inc 47,146,366
196,056 (a),(b) BARK, Inc 303,887
191,637 Bath & Body Works, Inc 7,042,660

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
174,190 Best Buy Co, Inc $ 15,070,919
21,956 (a) Boot Barn Holdings, Inc 2,930,687
43,151 Buckle, Inc 1,863,692
16,431 Build-A-Bear Workshop, Inc 445,609
54,905 (a) Burlington Stores, Inc 14,292,870
27,131 Caleres, Inc 1,046,171
45,155 Camping World Holdings, Inc 1,033,146
128,771 (a) Carmax, Inc 10,873,423
89,890 (a) Carvana Co 11,976,045
978,019 (a) Coupang, Inc 20,293,894
44,243 (b) Designer Brands, Inc 361,023
74,785 (a) Destination XL Group, Inc 278,948
47,280 Dick's Sporting Goods, Inc 10,229,028
3,335 Dillard's, Inc (Class A) 1,329,298
444,151 eBay, Inc 24,699,237
106,237 (a) Etsy, Inc 6,920,278
178,480 (a),(b) EVgo, Inc 685,363
46,886 (a) Five Below, Inc 3,410,488
89,712 (a) Floor & Decor Holdings, Inc 8,791,776
85,370 Foot Locker, Inc 2,480,852
16,268 (a) Funko, Inc 162,517
227,580 (a) GameStop Corp (Class A) 5,159,239
166,065 Gap, Inc 3,899,206
10,885 (a) Genesco, Inc 335,585
123,926 Genuine Parts Co 18,230,754
19,249 (a),(b) GigaCloud Technology, Inc 566,498
12,919 Group 1 Automotive, Inc 4,724,737
19,850 (a),(b) Groupon, Inc 264,402
113,852 (a),(b) GrowGeneration Corp 262,998
12,079 Haverty Furniture Cos, Inc 353,552
855,049 Home Depot, Inc 314,794,840
102,329 Kohl's Corp 2,216,446
29,092 (a) Lands' End, Inc 514,637
119,702 (a) Leslie's, Inc 353,121
25,514 Lithia Motors, Inc (Class A) 7,050,284
234,155 LKQ Corp 9,717,432
493,136 Lowe's Cos, Inc 121,069,819
239,583 Macy's, Inc 4,139,994
14,865 (a) MarineMax, Inc 518,343
24,916 Monro Muffler, Inc 767,911
14,919 Murphy USA, Inc 7,532,901
60,209 (a) National Vision Holdings, Inc 870,622
86,070 Nordstrom, Inc 1,964,978
35,743 (a) ODP Corp 1,510,142
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 5,582,079
7,506 (a),(b) OneWater Marine, Inc 185,248
50,873 (a) O'Reilly Automotive, Inc 57,300,295
32,132 (a) Overstock.com, Inc 363,092
10,999 Penske Auto Group, Inc 1,915,036
63,078 (a) Petco Health & Wellness Co, Inc 218,250
32,909 Pool Corp 12,309,282
490,197 (a),(b) RealReal, Inc 1,833,337
26,266 (a),(b) Revolve Group, Inc 508,247
15,040 (a) RH 4,362,803
280,318 Ross Stores, Inc 40,149,947
82,883 (a) Sally Beauty Holdings, Inc 949,010
22,839 (a),(b) Savers Value Village, Inc 232,729
10,676 Shoe Carnival, Inc 453,410
39,515 Signet Jewelers Ltd 3,324,397
17,467 (a) Sleep Number Corp 206,111
17,973 Sonic Automotive, Inc (Class A) 1,070,112
107,982 (a) Stitch Fix, Inc 508,595
83,380 (a),(b) ThredUp, Inc 175,098

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
16,584 (a) Tilly's, Inc $ 97,182
982,381 TJX Cos, Inc 111,028,701
21,328 (a),(b) Torrid Holdings, Inc 177,022
95,996 Tractor Supply Co 25,277,667
41,546 (a) Ulta Beauty, Inc 15,159,720
62,519 Upbound Group, Inc 2,358,842
53,953 (a) Urban Outfitters, Inc 2,484,536
113,676 (a) Valvoline, Inc 5,285,934
67,822 (a) Victoria's Secret & Co 1,203,841
64,680 (a) Warby Parker, Inc 1,065,280
74,009 (a),(b) Wayfair, Inc 4,028,310
111,458 Williams-Sonoma, Inc 17,240,323
3,199 Winmark Corp 1,265,652
17,055 (a) Zumiez, Inc 433,538
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,543,463,063
CONSUMER DURABLES & APPAREL - 1 .0%
29,457 Acushnet Holdings Corp 2,137,989
67,518 (a) Amer Sports, Inc 783,884
48,209 (a),(b) AMMO, Inc 87,740
37,938 (a) Beazer Homes USA, Inc 1,277,372
26,444 (a) BK LC Lux Finco 2 Sarl 1,563,105
70,933 Brunswick Corp 5,777,493
107,866 (a) Callaway Golf Co 1,779,789
87,246 (a) Capri Holdings Ltd 2,926,231
31,801 Carter's, Inc 1,925,551
7,534 (a) Cavco Industries, Inc 3,123,747
32,019 Century Communities, Inc 3,352,709
17,828 Clarus Corp 107,681
30,881 Columbia Sportswear Co 2,522,978
39,614 (b) Cricut, Inc 246,003
54,538 (a) Crocs, Inc 7,328,271
21,579 (a) Deckers Outdoor Corp 19,909,433
255,813 DR Horton, Inc 46,028,433
28,420 (a) Dream Finders Homes, Inc 896,651
17,863 Ethan Allen Interiors, Inc 551,431
139,793 (a) Garmin Ltd 23,939,551
32,892 (a) G-III Apparel Group Ltd 906,832
95,226 (a) GoPro, Inc 144,744
22,207 (a) Green Brick Partners, Inc 1,624,442
354,000 (a) Hanesbrands, Inc 2,102,760
113,125 Hasbro, Inc 7,292,037
17,902 (a) Helen of Troy Ltd 1,058,187
5,395 (a) Hovnanian Enterprises, Inc 1,132,357
17,511 Installed Building Products, Inc 4,734,099
20,871 (a),(b) iRobot Corp 246,069
18,019 (a) JAKKS Pacific, Inc 379,120
4,498 Johnson Outdoors, Inc 190,715
72,924 KB Home 6,277,298
52,445 Kontoor Brands, Inc 3,679,017
41,872 (a) Landsea Homes Corp 510,001
28,807 (a) Latham Group, Inc 104,857
33,828 La-Z-Boy, Inc 1,493,168
166 (a) Legacy Housing Corp 4,728
99,765 Leggett & Platt, Inc 1,313,905
205,452 Lennar Corp (Class A) 36,350,622
6,572 Lennar Corp (Class B) 1,084,117
16,589 (a) LGI Homes, Inc 1,908,896
8,731 (a) Lovesac Co 238,880
101,263 (a) Lululemon Athletica, Inc 26,192,688
29,049 (a) M/I Homes, Inc 4,846,245
15,494 (a) Malibu Boats, Inc 589,392
6,781 Marine Products Corp 71,811

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
13,757 (a) MasterCraft Boat Holdings, Inc $ 301,003
253,886 (a) Mattel, Inc 4,897,461
35,719 Meritage Homes Corp 7,246,314
45,619 (a) Mohawk Industries, Inc 7,347,852
11,455 Movado Group, Inc 296,684
291,711 Newell Rubbermaid, Inc 2,505,797
1,015,845 Nike, Inc (Class B) 76,046,157
2,399 (a) NVR, Inc 20,649,345
11,713 Oxford Industries, Inc 1,233,730
245,766 (a),(b) Peloton Interactive, Inc 874,927
49,830 Polaris Industries, Inc 4,149,842
184,681 Pulte Homes, Inc 24,377,892
117,697 (a),(b) Purple Innovation, Inc 162,422
53,508 PVH Corp 5,457,281
35,835 Ralph Lauren Corp 6,292,268
5,014 Rocky Brands, Inc 171,880
53,150 SharkNinja Global SPV Ltd 4,084,577
111,211 (a) Skechers U.S.A., Inc (Class A) 7,243,172
45,632 (a) Skyline Champion Corp 3,719,464
39,576 Smith & Wesson Brands, Inc 654,983
97,889 (a) Sonos, Inc 1,321,501
59,762 Steven Madden Ltd 2,709,609
31,019 Sturm Ruger & Co, Inc 1,399,267
202,096 Tapestry, Inc 8,102,029
84,857 (a) Taylor Morrison Home Corp 5,692,208
133,539 Tempur Sealy International, Inc 6,990,767
84,307 Toll Brothers, Inc 12,031,452
29,160 (a) TopBuild Corp 13,954,226
16,458 (a) Traeger, Inc 40,158
87,328 (a) Tri Pointe Homes, Inc 3,951,592
142,219 (a) Under Armour, Inc (Class A) 991,266
152,950 (a) Under Armour, Inc (Class C) 1,038,531
268,090 VF Corp 4,546,806
46,617 (a) Vista Outdoor, Inc 1,894,049
52,704 (a) Vizio Holding Corp 578,690
44,369 Whirlpool Corp 4,524,307
60,869 Wolverine World Wide, Inc 905,122
87,376 (a) YETI Holdings, Inc 3,612,998
TOTAL CONSUMER DURABLES & APPAREL 482,740,658
CONSUMER SERVICES - 2 .1%
42,715 (a) Accel Entertainment, Inc 521,123
192,723 ADT, Inc 1,499,385
39,603 (a) Adtalem Global Education, Inc 3,105,271
368,840 (a) Airbnb, Inc 51,475,310
203,957 Aramark 6,989,606
54,031 (a) BALLY'S CORP 930,954
2,687 (a) Biglari Holdings, Inc (B Shares) 539,415
16,236 (a) BJ's Restaurants, Inc 512,733
101,155 Bloomin' Brands, Inc 2,109,082
29,436 Booking Holdings, Inc 109,355,034
61,775 Boyd Gaming Corp 3,760,244
45,535 (a) Bright Horizons Family Solutions, Inc 5,475,584
33,083 (a) Brinker International, Inc 2,210,275
177,460 (a) Caesars Entertainment, Inc 7,089,527
870,724 (a) Carnival Corp 14,506,262
13,917 Carriage Services, Inc 446,179
63,982 (a) Cava Group, Inc 5,388,564
31,587 Cheesecake Factory 1,228,418
107,492 (a) Chegg, Inc 366,548
1,193,750 (a) Chipotle Mexican Grill, Inc (Class A) 64,844,500
27,242 (b) Choice Hotels International, Inc 3,471,993
65,440 Churchill Downs, Inc 9,394,566

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
14,551 (a) Chuy's Holdings, Inc $ 539,697
147,520 (a) Coursera, Inc 1,371,936
17,056 (b) Cracker Barrel Old Country Store, Inc 781,677
104,438 Darden Restaurants, Inc 15,278,235
30,838 (a) Dave & Buster's Entertainment, Inc 1,159,817
49,845 (a) Denny's Corp 366,859
41,653 (a) Despegar.com Corp 484,008
13,530 Dine Brands Global Inc. 484,915
29,862 Domino's Pizza, Inc 12,801,839
292,934 (a) DoorDash, Inc 32,433,653
371,676 (a) DraftKings, Inc 13,733,428
30,416 (a) Duolingo, Inc 5,229,727
74,792 (a) Dutch Bros, Inc 2,860,794
12,211 (a) El Pollo Loco Holdings, Inc 147,265
1,317 (a),(c) Empire Resorts, Inc 13
9,603 (a),(b) European Wax Center, Inc 90,172
63,702 (a) Everi Holdings, Inc 819,845
111,276 (a) Expedia Group, Inc 14,206,607
7,261 (a) First Watch Restaurant Group, Inc 118,137
63,264 (a) Frontdoor, Inc 2,496,398
67,165 (a) Full House Resorts, Inc 378,139
52,701 (a),(b) Global Business Travel Group I 354,151
19,659 Golden Entertainment, Inc 657,200
2,812 Graham Holdings Co 2,178,878
29,625 (a) Grand Canyon Education, Inc 4,620,019
126,232 H&R Block, Inc 7,313,882
66,461 (a) Hilton Grand Vacations, Inc 2,871,780
213,552 Hilton Worldwide Holdings, Inc 45,843,208
36,903 Hyatt Hotels Corp 5,436,919
30,674 (a) Inspired Entertainment, Inc 283,121
112,880 International Game Technology plc 2,649,294
17,265 Jack in the Box, Inc 1,026,232
62,386 Krispy Kreme, Inc 663,163
4,466 (a),(b) Kura Sushi USA, Inc 256,750
309,453 Las Vegas Sands Corp 12,276,001
151,179 Laureate Education, Inc 2,343,275
36,714 (a) Life Time Group Holdings, Inc 762,550
75,566 (a) Light & Wonder, Inc 8,100,675
50,626 (a) Lindblad Expeditions Holdings, Inc 435,890
203,931 Marriott International, Inc (Class A) 46,353,516
31,047 Marriott Vacations Worldwide Corp 2,625,955
624,166 McDonald's Corp 165,653,656
224,975 (a) MGM Resorts International 9,667,176
56,702 (a),(b) Mister Car Wash, Inc 430,935
9,593 Monarch Casino & Resort, Inc 750,940
98,040 (a),(b) Nerdy, Inc 169,609
360,855 (a) Norwegian Cruise Line Holdings Ltd 6,650,558
13,723 (a) ONE Group Hospitality, Inc 69,576
56,804 (a) OneSpaWorld Holdings Ltd 913,976
24,598 Papa John's International, Inc 1,087,970
138,532 (a) Penn National Gaming, Inc 2,766,484
51,762 Perdoceo Education Corp 1,283,180
74,794 (a) Planet Fitness, Inc 5,512,318
26,634 (a) PlayAGS, Inc 304,959
36,820 (a) Portillo's, Inc 381,455
48,781 (a) Potbelly Corp 356,101
6,503 RCI Hospitality Holdings, Inc 321,768
43,399 Red Rock Resorts, Inc 2,473,743
201,912 (a) Royal Caribbean Cruises Ltd 31,643,649
102,195 (a) Rush Street Interactive, Inc 1,022,972
238,986 (a) Sabre Corp 819,722
38,148 (a) SeaWorld Entertainment, Inc 2,008,492
121,563 Service Corp International 9,714,099

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
27,489 (a) Shake Shack, Inc $ 2,408,586
33,648 Six Flags Entertainment Corp 1,602,654
972,049 Starbucks Corp 75,771,220
17,816 Strategic Education, Inc 1,877,806
41,244 (a) Stride, Inc 3,133,719
107,220 Super Group SGHC Ltd 410,653
82,698 (a) Sweetgreen, Inc 2,272,541
23,787 (a) Target Hospitality Corp 222,646
53,249 Texas Roadhouse, Inc (Class A) 9,297,808
63,192 Travel & Leisure Co 2,912,519
55,854 (a) Udemy, Inc 516,091
21,417 (a) Universal Technical Institute, Inc 405,638
32,770 Vail Resorts, Inc 5,964,468
126,653 Wendy's Co 2,144,235
25,052 Wingstop, Inc 9,366,442
68,358 Wyndham Hotels & Resorts, Inc 5,176,068
91,400 Wynn Resorts Ltd 7,569,748
29,226 (a),(b) Xponential Fitness, Inc 501,810
237,809 Yum! Brands, Inc 31,588,170
TOTAL CONSUMER SERVICES 955,202,353
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
329,301 Albertsons Cos, Inc 6,530,039
23,900 Andersons, Inc 1,303,267
117,079 (a) BJ's Wholesale Club Holdings, Inc 10,298,269
34,002 Casey's General Stores, Inc 13,187,336
25,883 (a) Chefs' Warehouse, Inc 1,076,474
383,638 Costco Wholesale Corp 315,350,436
193,885 Dollar General Corp 23,341,815
184,387 (a) Dollar Tree, Inc 19,238,940
85,229 (a) Grocery Outlet Holding Corp 1,667,079
38,586 (a) HF Foods Group, Inc 153,958
9,950 Ingles Markets, Inc (Class A) 806,447
570,187 Kroger Co 31,075,192
138,940 (a) Maplebear, Inc 4,792,041
10,408 Natural Grocers by Vitamin Cottage, Inc 283,930
136,613 (a) Performance Food Group Co 9,426,297
17,346 Pricesmart, Inc 1,584,210
28,101 SpartanNash Co 593,493
87,100 (a) Sprouts Farmers Market, Inc 8,700,419
434,045 Sysco Corp 33,269,549
401,230 Target Corp 60,349,004
41,913 (a) United Natural Foods, Inc 649,652
184,514 (a) US Foods Holding Corp 10,035,716
4,530 Village Super Market (Class A) 143,510
572,576 Walgreens Boots Alliance, Inc 6,796,477
3,708,103 Walmart, Inc 254,524,190
14,813 Weis Markets, Inc 1,117,641
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 816,295,381
ENERGY - 3 .9%
342,819 Antero Midstream Corp 4,922,881
237,852 (a) Antero Resources Corp 6,902,465
308,214 APA Corp 9,613,195
114,423 Archrock, Inc 2,371,989
37,685 Ardmore Shipping Corp 817,011
40,060 (b) Atlas Energy Solutions, Inc 850,874
869,879 Baker Hughes Co 33,681,715
74,590 Berry Corp 511,687
202,443 (b) Borr Drilling Ltd 1,386,735
22,773 (a) Bristow Group, Inc 864,235
625,931 Cabot Oil & Gas Corp 16,149,020
58,903 Cactus, Inc 3,717,957
61,384 California Resources Corp 3,157,593

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
4,103 (a) Centrus Energy Corp $ 179,260
185,886 ChampionX Corp 6,368,454
203,030 Cheniere Energy, Inc 37,081,399
118,152 Chesapeake Energy Corp 9,018,542
1,484,839 Chevron Corp 238,272,114
53,991 Chord Energy Corp 9,268,095
69,843 Civitas Resources, Inc 4,872,248
115,507 (a) Clean Energy Fuels Corp 329,195
155,208 (a) CNX Resources Corp 4,108,356
57,911 (b) Comstock Resources, Inc 548,417
1,016,035 ConocoPhillips 112,983,092
29,435 CONSOL Energy, Inc 2,937,907
38,444 (b) Core Laboratories, Inc 941,494
139,359 Crescent Energy Co 1,704,361
24,649 CVR Energy, Inc 704,961
64,227 Delek US Holdings, Inc 1,527,318
544,803 Devon Energy Corp 25,622,085
104,954 DHT Holdings, Inc 1,233,209
78,397 (a) Diamond Offshore Drilling, Inc 1,287,279
155,086 Diamondback Energy, Inc 31,375,449
28,543 (a),(b) Diversified Energy Co plc 469,532
28,709 (a) DMC Global, Inc 387,571
25,410 Dorian LPG Ltd 1,038,253
23,983 (a) Dril-Quip, Inc 415,386
75,689 DT Midstream, Inc 5,703,923
18,242 (a),(b) Empire Petroleum Corp 99,784
153,847 (a),(b) Encore Energy Corp 600,003
121,539 (a),(b) Energy Fuels, Inc 691,557
506,999 EOG Resources, Inc 64,287,473
490,717 EQT Corp 16,934,644
14,387 Excelerate Energy, Inc 289,610
59,737 (a) Expro Group Holdings NV 1,387,093
3,867,693 Exxon Mobil Corp 458,669,713
30,260 (b) FLEX LNG Ltd 813,994
15,687 (a) Forum Energy Technologies, Inc 289,425
107,939 Golar LNG Ltd 3,767,071
245,500 (b) Granite Ridge Resources, Inc 1,681,675
35,517 (a) Green Plains, Inc 629,716
9,172 (a) Gulfport Energy Operating Corp 1,350,210
44,445 (a) Hallador Energy Co 353,782
760,379 Halliburton Co 26,369,944
111,242 (a) Helix Energy Solutions Group, Inc 1,312,656
78,305 Helmerich & Payne, Inc 3,165,088
246,300 Hess Corp 37,787,346
112,521 HF Sinclair Corp 5,791,456
4,935 (b) HighPeak Energy, Inc 82,957
40,100 International Seaways, Inc 2,245,600
1,668,637 Kinder Morgan, Inc 35,258,300
12,940 Kinetik Holdings, Inc 536,751
359,220 (a) Kosmos Energy Ltd 1,986,487
176,225 Liberty Energy, Inc 4,255,834
128,450 Magnolia Oil & Gas Corp 3,498,978
549,592 Marathon Oil Corp 15,416,056
307,042 Marathon Petroleum Corp 54,352,575
84,517 Matador Resources Co 5,196,105
135,186 Murphy Oil Corp 5,593,997
10,562 (a),(b) Nabors Industries Ltd 1,086,090
6,549 Nacco Industries, Inc (Class A) 197,190
62,441 (b) New Fortress Energy, Inc 1,232,585
114,362 (a) Newpark Resources, Inc 944,630
53,635 (a) NextDecade Corp 434,980
85,964 Noble Corp plc 4,059,220
168,162 Nordic American Tankers Ltd 627,244

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
77,394 Northern Oil and Gas, Inc $ 3,342,647
280,439 NOV, Inc 5,838,740
557,923 Occidental Petroleum Corp 33,932,877
82,766 (a) Oceaneering International, Inc 2,484,635
394,292 (a),(b) Oil States International, Inc 2,255,350
498,574 ONEOK, Inc 41,546,171
218,815 Ovintiv, Inc 10,161,769
70,841 (a) Par Pacific Holdings, Inc 1,880,829
273,456 Patterson-UTI Energy, Inc 3,005,281
96,438 PBF Energy, Inc 3,929,848
92,515 Peabody Energy Corp 2,054,758
476,085 Permian Resources Corp 7,303,144
366,974 Phillips 66 53,387,378
19,704 (a),(b) ProFrac Holding Corp 183,050
145,202 (a) ProPetro Holding Corp 1,392,487
209,680 Range Resources Corp 6,548,306
38,949 Ranger Energy Services, Inc 505,169
12,132 (a) Rex American Resources Corp 616,427
9,029 Riley Exploration Permian, Inc 264,459
186,183 (a),(b) Ring Energy, Inc 366,781
30,384 (a),(b) Sable Offshore Corp 511,059
18,387 SandRidge Energy, Inc 249,879
1,235,599 Schlumberger Ltd 59,667,076
40,019 Scorpio Tankers, Inc 3,068,657
37,559 (a) SEACOR Marine Holdings, Inc 520,568
60,397 (a) Seadrill Ltd 3,322,439
50,298 Select Water Solutions, Inc 594,522
105,783 SFL Corp Ltd 1,252,471
74,455 Sitio Royalties Corp 1,812,979
96,934 SM Energy Co 4,478,351
21,978 Solaris Oilfield Infrastructure, Inc 289,011
1,044,724 (a) Southwestern Energy Co 6,738,470
102,784 (a) Talos Energy, Inc 1,216,963
190,147 Targa Resources Corp 25,723,086
374,932 TechnipFMC plc 11,060,494
110,431 (a) Teekay Corp 957,437
17,431 Teekay Tankers Ltd 1,140,685
89,720 (a) Tetra Technologies, Inc 334,656
15,625 Texas Pacific Land Corp 13,201,563
38,631 (a) Tidewater, Inc 3,822,924
623,537 (a) Transocean Ltd 3,610,279
351,294 (a),(b) Uranium Energy Corp 2,083,173
206,137 (a),(b) Ur-Energy, Inc 255,610
47,113 (a) US Silica Holdings, Inc 729,780
156,657 Vaalco Energy, Inc 1,121,664
62,702 (a) Valaris Ltd 4,927,750
284,235 Valero Energy Corp 45,966,484
51,223 Viper Energy Partners LP 2,185,685
17,969 (a) Vital Energy, Inc 783,628
19,327 Vitesse Energy, Inc 501,729
105,827 (b) W&T Offshore, Inc 255,043
60,923 (a) Weatherford International plc 7,180,385
1,060,058 Williams Cos, Inc 45,518,891
50,146 World Fuel Services Corp 1,400,578
TOTAL ENERGY 1,784,087,151
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .5%
67,908 Acadia Realty Trust 1,469,529
90,150 Agree Realty Corp 6,217,645
57,396 Alexander & Baldwin, Inc 1,131,275
2,341 Alexander's, Inc 567,224
146,220 Alexandria Real Estate Equities, Inc 17,150,144
24,923 Alpine Income Property Trust, Inc 432,913

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
42,194 American Assets Trust, Inc $ 1,118,985
27,014 American Healthcare REIT, Inc 430,603
262,742 American Homes 4 Rent 9,482,359
406,376 American Tower Corp 89,565,270
229,759 Americold Realty Trust, Inc 6,867,497
228,578 (a) Apartment Investment and Management Co 2,025,201
127,492 Apple Hospitality REIT, Inc 1,885,607
51,087 Armada Hoffler Properties, Inc 606,914
123,442 AvalonBay Communities, Inc 25,295,735
139,598 Boston Properties, Inc 9,954,733
32,707 Braemar Hotels & Resorts, Inc 116,110
140,474 Brandywine Realty Trust 707,989
242,399 Brixmor Property Group, Inc 6,173,903
187,485 Broadstone Net Lease, Inc 3,264,114
15,761 BRT Apartments Corp 295,361
92,462 Camden Property Trust 10,240,166
76,888 CareTrust REIT, Inc 2,072,900
20,606 CBL & Associates Properties, Inc 531,017
21,625 Centerspace 1,510,074
43,190 Chatham Lodging Trust 379,640
45,741 City Office REIT, Inc 276,733
21,137 Community Healthcare Trust, Inc 459,941
117,806 Corporate Office Properties Trust 3,412,840
115,041 Cousins Properties, Inc 3,164,778
383,958 Crown Castle, Inc 42,266,097
21,615 CTO Realty Growth, Inc 433,813
197,821 CubeSmart 9,412,323
157,600 DiamondRock Hospitality Co 1,297,048
268,176 Digital Realty Trust, Inc 40,089,630
246,911 Diversified Healthcare Trust 824,683
181,095 Douglas Emmett, Inc 2,913,819
97,623 Easterly Government Properties, Inc 1,359,888
40,446 EastGroup Properties, Inc 7,562,998
106,758 Empire State Realty Trust, Inc 1,149,784
59,303 EPR Properties 2,668,635
81,504 Equinix, Inc 64,407,721
52,654 (a) Equity Commonwealth 1,072,562
155,258 Equity Lifestyle Properties, Inc 10,663,119
325,948 Equity Residential 22,695,759
111,554 Essential Properties Realty Trust, Inc 3,300,883
52,849 Essex Property Trust, Inc 14,711,048
182,425 Extra Space Storage, Inc 29,118,678
21,102 Farmland Partners, Inc 224,103
73,495 Federal Realty Investment Trust 8,205,717
103,143 First Industrial Realty Trust, Inc 5,643,985
99,649 Four Corners Property Trust, Inc 2,704,474
191,254 Gaming and Leisure Properties, Inc 9,600,951
40,489 Getty Realty Corp 1,199,284
37,072 Gladstone Commercial Corp 557,934
22,586 Gladstone Land Corp 335,402
54,522 Global Medical REIT, Inc 520,685
178,326 Global Net Lease, Inc 1,551,436
319,675 Healthcare Realty Trust, Inc 5,655,051
630,447 Healthpeak Properties, Inc 13,756,354
104,113 Highwoods Properties, Inc 3,224,380
606,824 Host Hotels & Resorts Inc 10,625,488
171,592 Hudson Pacific Properties, Inc 1,027,836
160,640 Independence Realty Trust, Inc 2,995,936
28,462 Innovative Industrial Properties, Inc 3,495,418
51,970 InvenTrust Properties Corp 1,463,995
541,412 Invitation Homes, Inc 19,095,601
246,451 Iron Mountain, Inc 25,276,015
90,901 JBG SMITH Properties 1,486,231

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
85,729 Kilroy Realty Corp $ 3,169,401
582,732 Kimco Realty Corp 12,662,766
166,378 Kite Realty Group Trust 4,102,881
76,767 Lamar Advertising Co 9,201,293
294,002 Lexington Realty Trust 3,028,221
17,297 LTC Properties, Inc 617,676
209,540 Macerich Co 3,354,735
75,492 Mack-Cali Realty Corp 1,185,979
483,068 Medical Properties Trust, Inc 2,323,557
95,805 Mid-America Apartment Communities, Inc 13,390,665
36,587 National Health Investors, Inc 2,738,903
177,080 National Retail Properties, Inc 7,949,121
90,637 National Storage Affiliates Trust 3,858,417
12,391 NET Lease Office Properties 365,658
79,116 NETSTREIT Corp 1,303,041
37,553 NexPoint Diversified Real Estate Trust 237,710
17,985 NexPoint Residential Trust, Inc 785,765
213,315 Omega Healthcare Investors, Inc 7,764,666
17,267 One Liberty Properties, Inc 455,676
38,649 Orion Office REIT, Inc 156,528
132,558 Outfront Media, Inc 2,150,091
124,853 Paramount Group, Inc 654,230
261,208 Park Hotels & Resorts, Inc 3,933,792
23,540 Peakstone Realty Trust 319,673
101,003 Pebblebrook Hotel Trust 1,382,731
86,759 Phillips Edison & Co, Inc 3,045,241
246,426 Piedmont Office Realty Trust, Inc 2,131,585
22,498 Plymouth Industrial REIT, Inc 538,152
15,321 Postal Realty Trust, Inc 229,202
64,590 PotlatchDeltic Corp 2,865,212
800,689 (d) Prologis, Inc 100,926,848
136,205 Public Storage, Inc 40,305,784
155,244 Rayonier, Inc 4,708,551
735,468 Realty Income Corp 42,237,927
158,447 Regency Centers Corp 10,669,821
93,857 Retail Opportunity Investments Corp 1,403,162
186,446 Rexford Industrial Realty, Inc 9,342,809
61,574 RLJ Lodging Trust 581,259
52,448 Ryman Hospitality Properties, Inc 5,271,548
210,350 Sabra Health Care REIT, Inc 3,413,980
42,812 Safehold, Inc 990,670
9,694 Saul Centers, Inc 383,398
94,823 SBA Communications Corp 20,817,441
150,290 Service Properties Trust 852,144
281,504 Simon Property Group, Inc 43,193,974
151,631 SITE Centers Corp 2,342,699
71,361 SL Green Realty Corp 4,755,497
133,255 STAG Industrial, Inc 5,438,137
27,739 (a) Star Holdings 373,090
93,397 Summit Hotel Properties, Inc 592,137
101,035 Sun Communities, Inc 12,804,166
159,255 Sunstone Hotel Investors, Inc 1,649,882
104,878 Tanger Factory Outlet Centers, Inc 3,030,974
56,986 Terreno Realty Corp 3,898,412
285,558 UDR, Inc 11,442,309
37,174 UMH Properties, Inc 660,210
112,942 Uniti Group, Inc 433,697
10,070 Universal Health Realty Income Trust 430,492
83,482 Urban Edge Properties 1,694,685
332,285 Ventas, Inc 18,089,595
858,235 VICI Properties, Inc 26,828,426
162,331 Vornado Realty Trust 4,868,307
126,786 Washington REIT 2,086,898

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
490,185 (d) Welltower, Inc $ 54,533,081
655,228 Weyerhaeuser Co 20,810,041
31,390 Whitestone REIT 433,182
184,009 WP Carey, Inc 10,637,560
92,154 Xenia Hotels & Resorts, Inc 1,279,098
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,151,516,423
FINANCIAL SERVICES - 7 .7%
8,238 AFC Gamma, Inc 73,895
36,469 Affiliated Managers Group, Inc 6,769,376
198,148 (a) Affirm Holdings, Inc 5,605,607
484,239 AGNC Investment Corp 4,847,232
11,267 Alerus Financial Corp 252,944
251,385 Ally Financial, Inc 11,314,839
12,218 A-Mark Precious Metals, Inc 469,660
491,635 American Express Co 124,403,320
86,792 Ameriprise Financial, Inc 37,326,635
414,182 Annaly Capital Management, Inc 8,246,364
102,927 Apollo Commercial Real Estate Finance, Inc 1,121,904
450,811 Apollo Global Management, Inc 56,491,126
138,147 Arbor Realty Trust, Inc 1,864,984
26,410 Ares Commercial Real Estate Corp 204,149
146,765 Ares Management Corp 22,484,398
28,935 ARMOUR Residential REIT, Inc 584,487
55,250 Artisan Partners Asset Management, Inc 2,439,840
17,300 (a) AssetMark Financial Holdings, Inc 596,850
3,795 (a) Atlanticus Holdings Corp 135,747
113,462 (a) AvidXchange Holdings, Inc 1,014,350
23,904 (b) B Riley Financial, Inc 458,957
25,565
Banco Latinoamericano de Exportaciones S.A. (Class
E) 826,516
666,300 Bank of New York Mellon Corp 43,356,141
1,576,649 (a) Berkshire Hathaway, Inc 691,360,587
275,709 BGC Group, Inc 2,539,280
127,979 BlackRock, Inc 112,173,594
132,203 Blackstone Mortgage Trust, Inc 2,359,824
618,013 Blackstone, Inc 87,850,548
472,035 (a) Block, Inc 29,209,526
407,422 Blue Owl Capital, Inc 7,769,538
36,876 Bread Financial Holdings, Inc 2,012,692
33,250 Brightsphere Investment Group, Inc 870,818
72,747 BrightSpire Capital, Inc 416,840
148,330 (b) Burford Capital Ltd 2,092,936
64,986 Cannae Holdings, Inc 1,306,868
42,561 (a) Cantaloupe, Inc 331,550
329,831 Capital One Financial Corp 49,936,413
194,801 Carlyle Group, Inc 9,689,402
10,688 Cass Information Systems, Inc 458,943
91,044 Cboe Global Markets, Inc 16,707,484
1,286,647 Charles Schwab Corp 83,876,518
96,369 Chimera Investment Corp 1,407,951
71,387 Claros Mortgage Trust, Inc 678,890
311,277 CME Group, Inc 60,297,468
22,619 (b) Cohen & Steers, Inc 1,941,163
169,091 (a) Coinbase Global, Inc 37,937,257
46,488 Compass Diversified Trust 1,118,501
202,019 Corebridge Financial, Inc 5,969,661
61,420 (a) Corpay, Inc 17,923,584
5,387 (a) Credit Acceptance Corp 3,096,986
2,620 Diamond Hill Investment Group, Inc 417,156
214,410 Discover Financial Services 30,872,896
21,354 (a) Donnelley Financial Solutions, Inc 1,440,968
19,484 Dynex Capital, Inc 237,120

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
39,095 Ellington Financial, Inc $ 496,116
33,565 Enact Holdings, Inc 1,142,217
19,960 (a) Encore Capital Group, Inc 1,008,978
28,542 (a) Enova International, Inc 2,468,027
308,446 Equitable Holdings, Inc 13,451,330
90,053 Essent Group Ltd 5,658,931
39,548 (a) Euronet Worldwide, Inc 4,033,501
31,406 Evercore Partners, Inc (Class A) 7,863,748
75,626 EVERTEC, Inc 2,606,828
34,739 Factset Research Systems, Inc 14,350,334
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,686,467
491,562 Fidelity National Information Services, Inc 37,766,708
29,291 FirstCash Holdings, Inc 3,268,876
505,008 (a) Fiserv, Inc 82,604,159
80,416 (a) Flywire Corp 1,472,417
192,308 (a),(b) Forge Global Holdings, Inc 278,847
64,711 Franklin BSP Realty Trust, Inc 895,600
259,566 Franklin Resources, Inc 5,936,274
23,662 GCM Grosvenor, Inc 263,358
223,897 Global Payments, Inc 22,756,891
273,506 Goldman Sachs Group, Inc 139,222,759
40,822 Granite Point Mortgage Trust, Inc 121,650
39,301 (a) Green Dot Corp 375,718
40,122 Hamilton Lane, Inc 5,792,413
86,811
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 2,844,796
41,860 Houlihan Lokey, Inc 6,289,465
14,780 (a) I3 Verticals, Inc 362,258
82,877 Interactive Brokers Group, Inc (Class A) 9,884,740
482,153 Intercontinental Exchange, Inc 73,075,109
23,706 (a) International Money Express, Inc 526,510
323,852 Invesco Ltd 5,589,686
31,093 Invesco Mortgage Capital, Inc 282,324
63,918 Jack Henry & Associates, Inc 10,960,659
65,488 Jackson Financial, Inc 5,766,873
106,680 Janus Henderson Group plc 3,971,696
164,215 Jefferies Financial Group, Inc 9,601,651
575,190 KKR & Co, Inc 71,007,206
38,895 KKR Real Estate Finance Trust, Inc 446,515
89,739 Ladder Capital Corp 1,076,868
75,192 Lazard, Inc 3,697,191
91,135 (a) LendingClub Corp 1,140,099
8,934 (a) LendingTree, Inc 475,467
64,166 LPL Financial Holdings, Inc 14,214,052
32,375 MarketAxess Holdings, Inc 7,236,784
420,596 (a) Marqeta, Inc 2,267,012
712,601 Mastercard, Inc (Class A) 330,440,210
13,914 Merchants Bancorp 626,130
119,851 MFA Financial, Inc 1,341,133
292,825 MGIC Investment Corp 7,273,773
44,818 Moelis & Co 3,047,624
7,165 (a) Moneylion, Inc 493,812
137,980 Moody's Corp 62,985,110
1,004,009 Morgan Stanley 103,623,769
23,298 Morningstar, Inc 7,400,610
65,994 (a) Mr Cooper Group, Inc 5,931,541
65,841 MSCI, Inc (Class A) 35,604,179
355,057 Nasdaq Stock Market, Inc 24,030,258
89,103 Navient Corp 1,462,180
55,688 (a) NCR Corp ATM 1,790,369
11,253 Nelnet, Inc (Class A) 1,268,326
27,715 (a) NerdWallet, Inc 405,470
74,821 New York Mortgage Trust, Inc 484,840

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
76,344 (a) NMI Holdings, Inc $ 3,004,136
180,907 Northern Trust Corp 16,037,406
108,857 OneMain Holdings, Inc 5,688,867
76,300 (a) Open Lending Corp 480,690
88,465 (b) OppFi, Inc 341,475
19,230 Orchid Island Capital, Inc 154,609
37,029 P10, Inc 369,179
169,691 (a) Pagseguro Digital Ltd 2,168,651
32,804 Patria Investments Ltd 426,780
342,715 (a) Payoneer Global, Inc 1,895,214
907,268 (a) PayPal Holdings, Inc 59,680,089
25,684 (a) Paysafe Ltd 539,107
24,785 PennyMac Financial Services, Inc 2,431,904
78,042 PennyMac Mortgage Investment Trust 1,074,638
25,308 Perella Weinberg Partners 478,321
13,027 Piper Jaffray Cos 3,560,019
18,416 PJT Partners, Inc 2,448,223
34,184 (a) PRA Group, Inc 911,004
50,105 PROG Holdings, Inc 2,257,731
133,385 Radian Group, Inc 4,948,584
166,455 Raymond James Financial, Inc 19,308,780
47,942 Ready Capital Corp 444,902
89,598 Redwood Trust, Inc 651,377
5,861 Regional Management Corp 191,655
115,576 (a) Remitly Global, Inc 1,526,759
63,890 (a) Repay Holdings Corp 614,622
327,137 Rithm Capital Corp 3,798,061
568,310 (a) Robinhood Markets, Inc 11,690,137
99,543 (a) Rocket Cos, Inc 1,611,601
270,397 S&P Global, Inc 131,069,538
78,966 SEI Investments Co 5,357,053
44,800 (a),(b) Shift4 Payments, Inc 3,081,792
216,148 SLM Corp 4,904,398
848,818 (a),(b) SoFi Technologies, Inc 6,400,088
217,064 Starwood Property Trust, Inc 4,330,427
257,974 State Street Corp 21,920,051
35,681 StepStone Group, Inc 1,793,327
97,747 Stifel Financial Corp 8,667,226
240,260 (a) StoneCo Ltd 3,152,211
18,076 (a) StoneX Group, Inc 1,506,454
2,746 (a) Sunrise Realty Trust, Inc 32,952
360,792 Synchrony Financial 18,324,626
191,988 T Rowe Price Group, Inc 21,926,949
119,035 TFS Financial Corp 1,614,115
371,998 (a) Toast, Inc 9,731,468
46,946 TPG RE Finance Trust, Inc 410,308
51,595 TPG, Inc 2,630,829
96,462 Tradeweb Markets, Inc 10,772,876
59,490 Two Harbors Investment Corp 801,330
62,035 (a),(b) Upstart Holdings, Inc 1,732,638
73,381 (b) UWM Holdings Corp 616,400
18,924 Victory Capital Holdings, Inc 991,428
80,736 Virtu Financial, Inc 2,205,708
5,596 Virtus Investment Partners, Inc 1,264,696
1,358,532 Visa, Inc (Class A) 360,921,196
82,007 Voya Financial, Inc 5,964,369
33,610 Walker & Dunlop, Inc 3,592,909
19,463 Waterstone Financial, Inc 290,388
300,683 Western Union Co 3,575,121
35,095 (a) WEX, Inc 6,438,178
100,313 WisdomTree, Inc 1,197,737
3,291 (a) World Acceptance Corp 401,897

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
332,466 XP, Inc $ 5,688,493
TOTAL FINANCIAL SERVICES 3,571,684,422
FOOD, BEVERAGE & TOBACCO - 2 .5%
1,495,088 Altria Group, Inc 73,274,263
433,202 Archer-Daniels-Midland Co 26,862,856
56,824 B&G Foods, Inc (Class A) 489,823
66,503 (a),(b) Beyond Meat, Inc 417,639
9,546 (a) Boston Beer Co, Inc (Class A) 2,674,885
38,869 (a) BRC, Inc 221,942
38,202 Brown-Forman Corp (Class A) 1,741,629
157,376 Brown-Forman Corp (Class B) 7,107,100
126,578 Bunge Global S.A. 13,319,803
14,278 Calavo Growers, Inc 339,674
29,761 Cal-Maine Foods, Inc 2,129,995
185,170 Campbell Soup Co 8,677,066
149,516 (a) Celsius Holdings, Inc 7,001,834
3,355,468 Coca-Cola Co 223,943,934
4,469 Coca-Cola Consolidated Inc 5,120,982
411,163 ConAgra Brands, Inc 12,466,462
139,974 Constellation Brands, Inc (Class A) 34,316,026
137,434 (a) Darling International, Inc 5,460,253
52,252 Dole plc 775,942
34,349 (a) Duckhorn Portfolio, Inc 249,374
178,075 Flowers Foods, Inc 4,010,249
34,730 Fresh Del Monte Produce, Inc 869,986
37,631 (a) Freshpet, Inc 4,579,693
486,311 General Mills, Inc 32,650,921
68,087 (a) Hain Celestial Group, Inc 526,993
130,868 Hershey Co 25,843,813
263,487 Hormel Foods Corp 8,460,568
56,918 Ingredion, Inc 7,078,892
11,507 J&J Snack Foods Corp 1,941,231
95,242 J.M. Smucker Co 11,233,794
7,322 John B Sanfilippo & Son, Inc 767,858
230,590 Kellogg Co 13,408,808
848,343 Keurig Dr Pepper, Inc 29,081,198
701,029 Kraft Heinz Co 24,683,231
126,597 Lamb Weston Holdings, Inc 7,598,352
14,847 Lancaster Colony Corp 2,866,362
25,397 (b) Limoneira Co 559,750
217,351 McCormick & Co, Inc 16,738,201
12,426 MGP Ingredients, Inc 1,013,340
27,002 (a) Mission Produce, Inc 303,502
153,679 Molson Coors Brewing Co (Class B) 8,121,935
1,156,921 Mondelez International, Inc 79,075,550
656,202 (a) Monster Beverage Corp 33,761,593
21,109 National Beverage Corp 1,029,908
1,190,442 PepsiCo, Inc 205,553,620
1,339,608 Philip Morris International, Inc 154,269,257
41,744 (a) Pilgrim's Pride Corp 1,721,105
43,090 (a) Post Holdings, Inc 4,712,322
118,935 Primo Water Corp 2,608,245
234 Seaboard Corp 760,011
4,078 (a) Seneca Foods Corp 246,067
74,009 (a) Simply Good Foods Co 2,510,385
75,640 (a) SunOpta, Inc 400,892
45,643 (a) TreeHouse Foods, Inc 1,838,500
10,372 Turning Point Brands, Inc 391,232
240,203 Tyson Foods, Inc (Class A) 14,628,363
10,338 Universal Corp 552,256
42,921 Utz Brands, Inc 636,948
153,958 Vector Group Ltd 1,967,583

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
27,741 (a) Vita Coco Co, Inc $ 716,827
27,103 (a) Vital Farms, Inc 988,988
34,783 (a),(b) Westrock Coffee Co 344,352
57,647 WK Kellogg Co 1,014,587
TOTAL FOOD, BEVERAGE & TOBACCO 1,138,658,750
HEALTH CARE EQUIPMENT & SERVICES - 4 .8%
1,493,759 Abbott Laboratories 158,248,828
84,411 (a) Acadia Healthcare Co, Inc 5,474,053
85,064 (a) Accolade, Inc 348,762
100,756 (a) Accuray, Inc 185,391
55,713 (a) AdaptHealth Corp 632,900
23,591 (a) Addus HomeCare Corp 2,863,004
237,651 (a) agilon health, Inc 1,637,415
13,730 (a),(b) AirSculpt Technologies, Inc 68,238
66,434 (a) Align Technology, Inc 15,404,716
66,096 (a) Alignment Healthcare, Inc 577,679
80,196 (a) Alphatec Holdings, Inc 809,980
22,500 (a) Amedisys, Inc 2,206,125
138,264 AmerisourceBergen Corp 32,890,240
34,740 (a) AMN Healthcare Services, Inc 2,349,119
26,981 (a) Angiodynamics, Inc 211,531
31,254 (a) Apollo Medical Holdings, Inc 1,639,585
32,847 (a) AtriCure, Inc 708,510
1,088 Atrion Corp 498,630
35,972 (a) Avanos Medical, Inc 860,450
158,703 (a),(b) Aveanna Healthcare Holdings, Inc 668,140
27,811 (a) Axogen, Inc 244,181
46,100 (a) Axonics, Inc 3,156,928
419,525 Baxter International, Inc 15,027,385
251,352 Becton Dickinson & Co 60,590,913
1,258,769 (a) Boston Scientific Corp 92,997,854
182,415 (a) Brookdale Senior Living, Inc 1,410,068
216,193 Cardinal Health, Inc 21,798,740
15,535 (a) Castle Biosciences, Inc 374,860
462,434 (a) Centene Corp 35,570,423
101,278 (a) Certara, Inc 1,580,950
124,755 (a) Cerus Corp 281,946
13,534 Chemed Corp 7,716,545
240,348 Cigna Group 83,802,137
22,557 Conmed Corp 1,557,335
174,984 (a) Cooper Cos, Inc 16,331,257
7,447 (a) Corvel Corp 2,284,740
36,466 (a) Cross Country Healthcare, Inc 665,140
28,142 (a) CryoLife, Inc 764,055
26,756 (a),(b) CVRx, Inc 228,764
1,088,734 CVS Health Corp 65,683,322
45,269 (a) DaVita, Inc 6,184,651
19,366 (a) Definitive Healthcare Corp 75,527
193,911 Dentsply Sirona, Inc 5,262,745
335,844 (a) DexCom, Inc 22,776,940
62,348 (a) DocGo, Inc 226,323
106,732 (a) Doximity, Inc 2,988,496
522,521 (a) Edwards Lifesciences Corp 32,944,949
201,077 Elevance Health, Inc 106,978,996
55,794 Embecta Corp 874,292
89,300 Encompass Health Corp 8,299,542
36,675 (a) Enhabit, Inc 375,552
34,689 (a) Enovis Corp 1,652,584
45,165 Ensign Group, Inc 6,356,974
136,895 (a) Envista Holdings Corp 2,336,798
92,363 (a) Evolent Health, Inc 2,153,905
99,142 (a) Figs, Inc 644,423

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
15,836 (a) Fulgent Genetics, Inc $ 378,955
362,535 GE HealthCare Technologies, Inc 30,681,337
9,849 (a) GeneDx Holdings Corp 322,259
43,328 (a) Glaukos Corp 5,076,742
93,228 (a) Globus Medical, Inc 6,708,687
100,347 (a) Guardant Health, Inc 3,525,190
41,751 (a) Haemonetics Corp 3,759,678
168,101 HCA, Inc 61,029,068
38,567 (a) Health Catalyst, Inc 284,239
77,387 (a) HealthEquity, Inc 6,073,332
19,996 HealthStream, Inc 594,081
122,435 (a) Henry Schein, Inc 8,807,974
156,782 (a) Hims & Hers Health, Inc 3,330,050
185,842 (a) Hologic, Inc 15,166,566
103,451 Humana, Inc 37,408,916
21,074 (a) ICU Medical, Inc 2,675,977
71,881 (a) IDEXX Laboratories, Inc 34,223,982
51,855 (a) Inari Medical, Inc 2,414,369
39,216 (a) InfuSystem Holdings, Inc 270,590
64,563 (a) Inmode Ltd 1,169,882
20,735 (a) Innovage Holding Corp 130,216
13,893 (a) Inogen, Inc 128,510
26,630 (a) Inspire Medical Systems, Inc 3,756,161
61,135 (a) Insulet Corp 11,881,587
29,128 (a) Integer Holdings Corp 3,459,241
87,550 (a) Integra LifeSciences Holdings Corp 2,172,115
301,137 (a) Intuitive Surgical, Inc 133,888,522
12,831 iRadimed Corp 599,336
24,799 (a) iRhythm Technologies, Inc 2,138,914
10,108 (a) Joint Corp 145,757
75,830 Labcorp Holdings, Inc 16,336,815
60,306 (a) Lantheus Holdings, Inc 6,321,878
16,045 LeMaitre Vascular, Inc 1,394,150
98,206 (a),(b) LifeStance Health Group, Inc 541,115
48,529 (a) LivaNova plc 2,397,333
39,912 (a) Masimo Corp 4,269,786
114,677 McKesson Corp 70,758,003
1,152,737 Medtronic plc 92,587,836
43,480 (a) Merit Medical Systems, Inc 3,708,409
9,311 (a) ModivCare, Inc 212,477
51,502 (a) Molina Healthcare, Inc 17,576,088
32,656 (a),(b) Nano-X Imaging Ltd 281,495
9,670 National Healthcare Corp 1,316,667
13,196 National Research Corp 336,366
180,245 (a) Neogen Corp 3,069,572
100,310 (a) NeoGenomics, Inc 1,778,496
25,545 (a) Nevro Corp 253,662
91,637 (a) Novocure Ltd 2,086,574
36,495 (a) Omnicell, Inc 1,066,019
299,751 (a),(b) Opko Health, Inc 425,646
12,320 (a) OptimizeRx Corp 134,411
150,265 (a) Option Care Health, Inc 4,461,368
54,102 (a) OraSure Technologies, Inc 242,377
24,415 (a) Orthofix Medical, Inc 392,593
10,294 (a) OrthoPediatrics Corp 316,849
54,182 (a) Owens & Minor, Inc 889,668
35,588 (a),(b) Paragon 28, Inc 277,231
65,175 Patterson Cos, Inc 1,645,669
61,546 (a) Pediatrix Medical Group, Inc 513,294
31,176 (a) Pennant Group, Inc 929,357
30,855 (a) Penumbra, Inc 5,155,562
17,969 (a) PetIQ, Inc 393,162
34,961 (a) Phreesia, Inc 872,277

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
69,514 Premier, Inc $ 1,458,404
113,231 (a) Privia Health Group, Inc 2,348,411
31,282 (a) PROCEPT BioRobotics Corp 1,980,776
57,755 (a) Progyny, Inc 1,628,691
133,733 (a) Project Roadrunner Parent, Inc 1,722,481
18,481 (a) Pulmonx Corp 127,704
98,526 Quest Diagnostics, Inc 14,020,250
46,743 (a) QuidelOrtho Corp 1,836,532
72,993 (a) Quipt Home Medical Corp 281,753
65,204 (a) RadNet, Inc 3,895,939
128,377 Resmed, Inc 27,376,395
24,262 (a) RxSight, Inc 1,110,472
46,518 (a),(b) Schrodinger, Inc 1,036,421
84,676 Select Medical Holdings Corp 3,366,718
15,510 (a) Semler Scientific, Inc 514,156
23,620 (a) SI-BONE, Inc 359,024
43,444 (a) Silk Road Medical, Inc 1,173,422
17,254 Simulations Plus, Inc 704,653
121,718 (a) Solventum Corp 7,166,756
48,121 (a) STAAR Surgical Co 1,984,991
84,137 STERIS plc 20,088,550
305,904 Stryker Corp 100,168,265
61,036 (a) Surgery Partners, Inc 1,853,053
12,089 (a) SurModics, Inc 500,485
16,050 (a) Tactile Systems Technology, Inc 204,958
67,537 (a) Tandem Diabetes Care, Inc 2,497,518
124,576 (a) Teladoc Health, Inc 1,174,752
40,335 Teleflex, Inc 8,910,808
86,346 (a) Tenet Healthcare Corp 12,925,996
28,749 (a) TransMedics Group, Inc 4,089,833
39,187 (a) Treace Medical Concepts, Inc 283,322
7,098 (a) UFP Technologies, Inc 2,282,646
792,297 UnitedHealth Group, Inc 456,489,840
50,337 Universal Health Services, Inc (Class B) 10,760,037
10,256 US Physical Therapy, Inc 999,960
1,493 Utah Medical Products, Inc 103,913
27,524 (a) Varex Imaging Corp 407,080
122,699 (a) Veeva Systems, Inc 23,549,619
43,337 (a) Viemed Healthcare, Inc 312,460
186,832 Zimmer Biomet Holdings, Inc 20,803,743
33,278 (a) Zimvie, Inc 703,497
18,221 (a),(b) Zynex, Inc 163,989
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,208,996,247
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
123,209 (a) BellRing Brands, Inc 6,318,158
8,367 (a) Central Garden & Pet Co 333,341
40,499 (a) Central Garden and Pet Co (Class A) 1,391,546
206,191 Church & Dwight Co, Inc 20,208,780
107,931 Clorox Co 14,239,337
700,457 Colgate-Palmolive Co 69,478,330
361,993 (a) Coty, Inc 3,601,830
41,696 Edgewell Personal Care Co 1,632,398
47,155 (a) elf Beauty, Inc 8,138,010
47,539 Energizer Holdings, Inc 1,463,726
203,943 Estee Lauder Cos (Class A) 20,314,762
79,731 (a) Herbalife Ltd 979,097
13,468 Inter Parfums, Inc 1,894,678
1,678,513 Kenvue, Inc 31,035,705
291,516 Kimberly-Clark Corp 39,369,236
220,914 (a) LifeMD, Inc 1,575,117
8,543 (b) Medifast, Inc 187,348
9,397 (a) Nature's Sunshine Products, Inc 160,783

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
89,497 Nu Skin Enterprises, Inc (Class A) $ 1,004,156
11,333 Oil-Dri Corp of America 737,778
96,295 (a) Olaplex Holdings, Inc 200,294
2,035,455 Procter & Gamble Co 327,219,746
34,115 Reynolds Consumer Products, Inc 949,079
32,523 Spectrum Brands Holdings, Inc 2,751,771
9,434 (a) USANA Health Sciences, Inc 420,756
10,397 WD-40 Co 2,719,959
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 558,325,721
INSURANCE - 2 .2%
503,447 Aflac, Inc 48,018,775
229,795 Allstate Corp 39,322,520
53,101 (a) AMBAC Financial Group, Inc 700,402
55,017 American Financial Group, Inc 7,205,026
594,223 American International Group, Inc 47,080,288
14,885 Amerisafe, Inc 706,740
170,344 Aon plc 55,959,707
312,147 (a) Arch Capital Group Ltd 29,897,440
43,360 Assurant, Inc 7,582,363
53,340 Assured Guaranty Ltd 4,393,616
52,429 Axis Capital Holdings Ltd 3,971,497
30,328 (a) Brighthouse Financial, Inc 1,512,457
217,381 Brown & Brown, Inc 21,614,193
68,812 (a) BRP Group, Inc 3,009,837
350,524 Chubb Ltd 96,625,446
129,513 Cincinnati Financial Corp 16,916,988
24,499 CNA Financial Corp 1,204,371
96,172 CNO Financial Group, Inc 3,352,556
545 Crawford & Co 5,336
20,967 Employers Holdings, Inc 1,006,626
9,371 (a) Enstar Group Ltd 3,039,952
34,250 Everest Re Group Ltd 13,455,798
15,656 F&G Annuities & Life, Inc 675,243
46,770 Fidelis Insurance Holdings Ltd 832,038
230,229 Fidelity National Financial, Inc 12,756,989
98,532 First American Financial Corp 5,969,069
184,202 Gallagher (Arthur J.) & Co 52,219,425
495,833 (a) Genworth Financial, Inc (Class A) 3,356,789
68,411 Globe Life, Inc 6,344,436
27,359 (a) Goosehead Insurance, Inc 2,470,244
24,981 (a) Greenlight Capital Re Ltd (Class A) 344,738
29,706 Hanover Insurance Group, Inc 4,084,278
249,085 Hartford Financial Services Group, Inc 27,628,508
4,312 (b) HCI Group, Inc 406,449
219,620 Heritage Insurance Holdings, Inc 1,754,764
17,082 (a),(b) Hippo Holdings, Inc 303,035
23,029 Horace Mann Educators Corp 796,113
738 Investors Title Co 157,076
36,673 James River Group Holdings Ltd 316,855
47,055 Kemper Corp 3,014,343
18,754 Kinsale Capital Group, Inc 8,571,891
44,494 (a),(b) Lemonade, Inc 802,227
125,671 Lincoln National Corp 4,184,844
155,695 Loews Corp 12,447,815
11,823 (a) Markel Corp 19,376,124
424,403 Marsh & McLennan Cos, Inc 94,459,376
53,327 MBIA, Inc 234,639
21,627 Mercury General Corp 1,294,808
517,537 Metlife, Inc 39,772,718
5,548 (a) NI Holdings, Inc 91,098
205,791 Old Republic International Corp 7,124,484
151,667 (a) Oscar Health, Inc 2,681,473

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
19,410 (a) Palomar Holdings, Inc $ 1,785,914
29,473 Primerica, Inc 7,420,417
202,011 Principal Financial Group 16,465,917
42,244 (a) ProAssurance Corp 553,396
507,378 Progressive Corp 108,639,777
315,043 Prudential Financial, Inc 39,481,189
57,218 Reinsurance Group of America, Inc (Class A) 12,898,654
45,821 RenaissanceRe Holdings Ltd 10,626,348
39,552 RLI Corp 5,956,136
7,371 (a) Root, Inc 443,955
75,489 Ryan Specialty Holdings, Inc 4,649,368
12,520 Safety Insurance Group, Inc 1,071,086
56,689 Selective Insurance Group, Inc 5,120,150
111,945 (a) Selectquote, Inc 457,855
86,670 (a) SiriusPoint Ltd 1,245,448
20,595 (a) Skyward Specialty Insurance Group, Inc 814,944
19,531 Stewart Information Services Corp 1,380,842
13,676 Tiptree, Inc 270,101
200,061 Travelers Cos, Inc 43,301,203
34,581 (a),(b) Trupanion, Inc 1,281,572
12,454 United Fire Group, Inc 279,094
30,345 (a) United Insurance Holdings Corp 370,512
21,860 Universal Insurance Holdings, Inc 433,047
150,445 Unum Group 8,655,101
260,343 W.R. Berkley Corp 14,352,710
2,176 White Mountains Insurance Group Ltd 3,886,336
87,416 Willis Towers Watson plc 24,675,788
TOTAL INSURANCE 1,037,570,683
MATERIALS - 2 .6%
20,558 AdvanSix, Inc 575,007
190,184 Air Products & Chemicals, Inc 50,180,048
101,519 Albemarle Corp 9,509,285
215,932 Alcoa Corp 7,134,393
114,893 (a) Allegheny Technologies, Inc 7,779,405
9,873 Alpha Metallurgical Resources, Inc 2,916,583
1,206,110 Amcor plc 12,700,338
21,560 American Vanguard Corp 207,407
58,735 Aptargroup, Inc 8,632,870
895,747 (a),(b) Arcadium Lithium plc 2,848,475
18,418 Arch Resources, Inc 2,699,158
126,036 Ardagh Metal Packaging S.A. 463,813
42,481 Ashland, Inc 4,105,789
46,496 (a) Aspen Aerogels, Inc 948,983
69,345 Avery Dennison Corp 15,036,076
70,844 Avient Corp 3,204,983
172,888 (a) Axalta Coating Systems Ltd 6,163,457
32,189 Balchem Corp 5,712,260
261,774 Ball Corp 16,709,034
78,725 Berry Global Group, Inc 5,173,807
47,966 Cabot Corp 4,810,510
29,630 Caledonia Mining Corp plc 346,671
35,519 Carpenter Technology Corp 5,181,157
89,864 Celanese Corp (Series A) 12,684,304
44,567 (a) Century Aluminum Co 673,407
166,916 CF Industries Holdings, Inc 12,750,713
122,499 Chemours Co 2,960,801
12,528 (a) Clearwater Paper Corp 694,928
432,505 (a) Cleveland-Cliffs, Inc 6,638,952
305,162 (a) Coeur Mining, Inc 1,980,501
92,973 Commercial Metals Co 5,587,677
26,808 Compass Minerals International, Inc 356,546
123,107 (a) Constellium SE 2,192,536

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
612,410 Corteva, Inc $ 34,356,201
575,245 CRH plc 49,298,497
95,240 Crown Holdings, Inc 8,447,788
132,891 (a) Dakota Gold Corp 316,281
214,737 (a) Danimer Scientific, Inc 83,790
619,413 Dow, Inc 33,739,426
368,514 DuPont de Nemours, Inc 30,844,622
30,583 Eagle Materials, Inc 8,327,751
100,895 Eastman Chemical Co 10,425,480
213,932 Ecolab, Inc 49,351,973
155,720 (a) Ecovyst, Inc 1,485,569
181,420 Element Solutions, Inc 4,889,269
109,761 FMC Corp 6,405,652
1,242,240 Freeport-McMoRan, Inc (Class B) 56,410,118
23,566 FutureFuel Corp 131,734
278,912 Graphic Packaging Holding Co 8,395,251
20,180 Greif, Inc (Class A) 1,345,602
5,616 Greif, Inc (Class B) 396,883
46,815 H.B. Fuller Co 4,035,453
14,458 Hawkins, Inc 1,502,186
7,087 Haynes International, Inc 422,031
557,591 Hecla Mining Co 3,222,876
158,395 Huntsman Corp 3,790,392
183,487 (a),(b) i-80 Gold Corp 192,661
29,963 (a) Ingevity Corp 1,375,002
19,888 Innospec, Inc 2,608,112
215,328 International Flavors & Fragrances, Inc 21,420,829
299,276 International Paper Co 13,910,349
7,140 (a) Intrepid Potash, Inc 186,283
37,532 (a),(b) Ivanhoe Electric, Inc 372,317
11,630 Kaiser Aluminum Corp 915,165
49,319 (a) Knife River Corp 3,921,847
14,468 Koppers Holdings, Inc 588,992
29,170 Kronos Worldwide, Inc 348,873
414,414 Linde plc 187,936,749
53,366 Louisiana-Pacific Corp 5,238,407
91,950 (a) LSB Industries, Inc 837,665
223,395 LyondellBasell Industries NV 22,218,867
54,097 Martin Marietta Materials, Inc 32,098,455
17,661 Materion Corp 2,126,914
35,506 (a) Metals Acquisition Ltd 458,027
28,271 Minerals Technologies, Inc 2,215,881
299,071 Mosaic Co 8,903,344
100,937 (a),(b) MP Materials Corp 1,364,668
25,893 Myers Industries, Inc 385,806
5,385 NewMarket Corp 3,020,285
986,055 Newmont Goldcorp Corp 48,385,719
175,621 (a) Novagold Resources, Inc 839,468
209,389 Nucor Corp 34,117,844
123,701 (a) O-I Glass, Inc 1,652,645
111,865 Olin Corp 5,102,163
12,612 Olympic Steel, Inc 639,176
41,831 Orion S.A. 1,029,879
78,609 Packaging Corp of America 15,711,581
29,712 Pactiv Evergreen, Inc 390,416
94,769 (a) Perimeter Solutions S.A. 918,312
13,423 (a),(b) Piedmont Lithium, Inc 134,498
199,043 PPG Industries, Inc 25,274,480
98,667 (a),(b) PureCycle Technologies, Inc 760,723
10,040 Quaker Chemical Corp 1,822,963
18,601 Ramaco Resources, Inc 252,974
26,216 (a) Ranpak Holdings Corp 189,280
45,189 (a) Rayonier Advanced Materials, Inc 300,507

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
49,028 Reliance Steel & Aluminum Co $ 14,931,968
55,206 Royal Gold, Inc 7,625,053
115,315 RPM International, Inc 14,006,160
19,086 Ryerson Holding Corp 454,056
19,139 Schnitzer Steel Industries, Inc (Class A) 346,799
43,911 Schweitzer-Mauduit International, Inc 838,261
33,395 Scotts Miracle-Gro Co (Class A) 2,624,847
138,369 Sealed Air Corp 5,264,940
45,956 Sensient Technologies Corp 3,586,866
203,523 Sherwin-Williams Co 71,395,868
84,315 Silgan Holdings, Inc 4,336,320
224,893 (a) Smurfit WestRock plc 10,084,202
87,326 Sonoco Products Co 4,708,618
78,646 Southern Copper Corp 8,384,450
135,267 SSR Mining, Inc 753,437
131,754 Steel Dynamics, Inc 17,552,268
25,522 Stepan Co 2,159,927
89,404 (a) Summit Materials, Inc 3,735,299
62,507 SunCoke Energy, Inc 731,332
27,538 Sylvamo Corp 2,029,826
33,322 (a) TimkenSteel Corp 747,079
19,788 Tredegar Corp 112,990
32,674 Trimas Corp 803,127
75,937 Tronox Holdings plc 1,227,142
4,035 United States Lime & Minerals, Inc 343,177
182,234 United States Steel Corp 7,487,995
53,610 (a) Universal Stainless & Alloy 2,011,447
6,593 (b) Valhi, Inc 139,112
114,280 Vulcan Materials Co 31,371,003
50,615 Warrior Met Coal, Inc 3,498,003
24,539 Westlake Chemical Corp 3,628,337
25,062 Worthington Industries, Inc 1,250,844
25,062 Worthington Steel, Inc 999,222
TOTAL MATERIALS 1,216,522,800
MEDIA & ENTERTAINMENT - 7 .3%
80,989 (a),(b) Advantage Solutions, Inc 324,766
4,249,987 Alphabet, Inc 735,885,249
5,071,602 Alphabet, Inc (Class A) 869,982,607
229,588 (a),(b) AMC Entertainment Holdings, Inc 1,219,112
23,685 (a) AMC Networks, Inc 263,614
6,134 (a) Atlanta Braves Holdings, Inc 281,673
36,516 (a) Atlanta Braves Holdings, Inc 1,585,890
12,671 (a) Boston Omaha Corp 186,264
116,459 (a) Bumble, Inc 1,087,727
4,644 (b) Cable One, Inc 1,919,737
32,779 (a),(b) Cardlytics, Inc 271,738
72,900 (a) Cargurus, Inc 1,809,378
50,674 (a) Cars.com, Inc 1,044,898
81,711 (a) Charter Communications, Inc 31,027,301
82,557 (a) Cinemark Holdings, Inc 1,946,694
499,375 (a) Clear Channel Outdoor Holdings, Inc 828,963
3,349,998 Comcast Corp (Class A) 138,254,417
455 (a) Daily Journal Corp 211,848
237,028 Electronic Arts, Inc 35,777,006
40,007 Entravision Communications Corp (Class A) 87,615
54,751 (a) Eventbrite, Inc 267,732
14,208 (a) EverQuote, Inc 370,687
40,458 (a) EW Scripps Co (Class A) 152,122
234,161 Fox Corp (Class A) 8,907,484
116,246 Fox Corp (Class B) 4,118,596
245,139 (a),(b) fuboTV, Inc 357,903
99,963 (a) Gannett Co, Inc 490,818

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
72,633 Gray Television, Inc $ 467,030
57,550 (a) IAC, Inc 3,039,216
37,647 (a) IMAX Corp 794,352
25,095 (a) Integral Ad Science Holding Corp 255,467
340,395 Interpublic Group of Cos, Inc 10,950,507
20,762 John Wiley & Sons, Inc (Class A) 991,386
100,537 (a) Liberty Broadband Corp 6,775,188
18,787 (a) Liberty Broadband Corp (Class A) 1,244,075
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,339,375
172,671 (a) Liberty Media Corp-Liberty Formula One (Class C) 13,963,904
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 758,346
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 1,676,377
142,289 (a) Liberty Media Corp-Liberty SiriusXM 3,202,925
77,217 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,746,649
44,591 (a),(b) Lions Gate Entertainment Corp (Class A) 408,900
114,064 (a) Lions Gate Entertainment Corp (Class B) 939,887
139,050 (a) Live Nation, Inc 13,375,220
35,049 (a) Madison Square Garden Entertainment Corp 1,384,085
18,866 (a) Madison Square Garden Sports Corp 3,780,935
93,497 (a) Magnite, Inc 1,359,446
24,627 Marcus Corp 310,054
234,733 (a) Match Group, Inc 8,952,717
12,782 (a) MediaAlpha, Inc 187,512
1,890,338 Meta Platforms, Inc 897,589,193
369,326 (a) NetFlix, Inc 232,065,992
153,857 New York Times Co (Class A) 8,245,197
293,922 News Corp (Class A) 8,106,369
95,168 News Corp (Class B) 2,711,336
29,527 Nexstar Media Group, Inc 5,456,294
129,946 (a) Nextdoor Holdings, Inc 369,047
172,073 Omnicom Group, Inc 16,870,037
5,903 Paramount Global (Class A) 135,179
484,703 Paramount Global (Class B) 5,535,308
500,118 (a) Pinterest, Inc 15,978,770
61,226 (a) Playstudios, Inc 132,860
37,469 Playtika Holding Corp 285,888
32,246 (a) PubMatic, Inc 708,122
41,070 (a) QuinStreet, Inc 768,009
433,868 (a) ROBLOX Corp 18,014,199
113,610 (a) Roku, Inc 6,613,238
22,422 Scholastic Corp 702,481
17,136 Shutterstock, Inc 757,754
37,146 (b) Sinclair, Inc 571,306
628,669 (b) Sirius XM Holdings, Inc 2,168,908
19,376 (a) Sphere Entertainment Co 861,845
123,131 (a) Spotify Technology S.A. 42,349,676
46,094 (a) Stagwell, Inc 307,908
144,314 (a) Take-Two Interactive Software, Inc 21,723,586
19,150 (a) TechTarget, Inc 612,800
120,593 TEGNA, Inc 1,921,047
19,655 (a) Thryv Holdings, Inc 382,879
62,451 TKO Group Holdings, Inc 6,829,017
117,635 (a) TripAdvisor, Inc 2,073,905
85,679 (a) TrueCar, Inc 313,585
40,753 (a),(b) Trump Media & Technology Group Corp 1,171,241
106,282 (a) Vimeo, Inc 427,254
1,585,836 Walt Disney Co 148,576,975
2,032,240 (a) Warner Bros Discovery, Inc 17,578,876
39,638 (a) WideOpenWest, Inc 216,027
56,188 (a) Yelp, Inc 2,046,929
39,402 (a) Ziff Davis, Inc 1,886,568
61,686 (a) ZipRecruiter, Inc 565,044

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
267,681 (a) ZoomInfo Technologies, Inc $ 3,040,856
TOTAL MEDIA & ENTERTAINMENT 3,393,236,897
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .1%
83,340 (a) 10X Genomics, Inc 1,722,638
16,011 (a),(b) 2seventy bio, Inc 75,572
30,824 (a) 4D Molecular Therapeutics, Inc 546,510
53,283 (a) 89bio, Inc 488,072
1,527,488 AbbVie, Inc 283,074,076
88,298 (a) Acadia Pharmaceuticals, Inc 1,679,428
60,846 (a),(b) ACELYRIN, Inc 365,076
50,315 (a),(b) Actinium Pharmaceuticals, Inc 348,180
118,561 (a),(b) Adaptive Biotechnologies Corp 539,453
178,196 (a) ADMA Biologics, Inc 2,188,247
23,668 (a) Aerovate Therapeutics, Inc 43,076
255,544 Agilent Technologies, Inc 36,133,922
42,139 (a) Agios Pharmaceuticals, Inc 1,955,250
55,427 (a) Akero Therapeutics, Inc 1,481,564
7,279 (a),(b) Akoya Biosciences, Inc 17,979
40,430 (a) Aldeyra Therapeutics, Inc 159,294
42,029 (a) Alector, Inc 252,174
130,128 (a) Alkermes plc 3,555,097
49,804 (a),(b) Allogene Therapeutics, Inc 146,424
109,660 (a) Alnylam Pharmaceuticals, Inc 26,039,864
98,040 (a),(b) Altimmune, Inc 623,534
56,031 (a),(b) ALX Oncology Holdings, Inc 268,949
462,356 Amgen, Inc 153,719,499
265,666 (a) Amicus Therapeutics, Inc 2,739,016
87,784 (a) Amneal Pharmaceuticals, Inc 643,457
28,740 (a) Amphastar Pharmaceuticals, Inc 1,250,765
15,332 (a) AnaptysBio, Inc 534,167
45,302 (a),(b) Anavex Life Sciences Corp 307,827
16,713 (a) ANI Pharmaceuticals, Inc 1,098,378
10,900 (a) Anika Therapeutics, Inc 297,025
117,303 (a) Annexon, Inc 751,912
89,116 (a) Apellis Pharmaceuticals, Inc 3,528,994
37,983 (a),(b) Apogee Therapeutics, Inc 1,849,772
78,794 (a) Applied Therapeutics, Inc 468,036
649,351 (a),(b) Aquestive Therapeutics, Inc 2,493,508
62,957 (a),(b) Arbutus Biopharma Corp 237,348
35,592 (a) Arcellx, Inc 2,199,942
18,624 (a) Arcturus Therapeutics Holdings, Inc 436,919
33,215 (a) Arcus Biosciences, Inc 545,058
72,609 (a) Arcutis Biotherapeutics, Inc 731,173
185,422 (a) Ardelyx, Inc 1,029,092
112,071 (a) Arrowhead Pharmaceuticals, Inc 3,200,748
63,898 (a),(b) ARS Pharmaceuticals, Inc 694,571
53,603 (a) Arvinas, Inc 1,474,619
40,817 (a) Astria Therapeutics, Inc 476,743
146,157 (a) Atea Pharmaceuticals, Inc 558,320
21,983 (a) Aura Biosciences, Inc 224,446
103,661 (a) Aurinia Pharmaceuticals, Inc 609,527
74,237 (a) Avadel Pharmaceuticals plc 1,213,033
568,078 (a) Avantor, Inc 15,196,086
45,157 (a) Avid Bioservices, Inc 471,439
84,974 (a) Avidity Biosciences, Inc 3,873,115
24,845 (a),(b) Avita Medical, Inc 243,481
34,184 (a),(b) Axsome Therapeutics, Inc 2,984,605
49,100 (a),(b) Beam Therapeutics, Inc 1,553,524
132,467 (a) BioCryst Pharmaceuticals, Inc 964,360
125,092 (a) Biogen, Inc 26,669,614
61,978 (a) Biohaven Ltd 2,437,595
17,772 (a) BioLife Solutions, Inc 426,883

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
169,848 (a) BioMarin Pharmaceutical, Inc $ 14,323,282
16,998 (a),(b) Biomea Fusion, Inc 94,679
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 6,226,162
129,981 Bio-Techne Corp 10,605,150
117,035 (a),(b) Bluebird Bio, Inc 135,761
55,914 (a) Blueprint Medicines Corp 6,055,486
111,829 (a) Bridgebio Pharma, Inc 2,901,963
1,755,595 Bristol-Myers Squibb Co 83,496,098
56,174 (a) Brooks Automation, Inc 3,499,078
88,086 Bruker BioSciences Corp 6,034,772
318,472 (a),(b) C4 Therapeutics, Inc 2,133,762
32,181 (a),(b) Cabaletta Bio, Inc 228,485
265,487 (a),(b) Candel Therapeutics, Inc 1,574,338
36,257 (a) CareDx, Inc 724,777
17,292 (a),(b) Cargo Therapeutics, Inc 294,483
134,961 (a) Caribou Biosciences, Inc 313,110
31,847 (a),(b) Cassava Sciences, Inc 707,640
162,660 (a) Catalent, Inc 9,652,244
73,978 (a) Catalyst Pharmaceuticals, Inc 1,275,381
18,197 (a) Celcuity, Inc 333,551
50,208 (a) Celldex Therapeutics, Inc 1,913,427
32,063 (a) Century Therapeutics, Inc 71,500
53,312 (a) Cerevel Therapeutics Holdings, Inc 2,396,908
18,311 (a) CG oncology, Inc 610,672
42,197 (a) Charles River Laboratories International, Inc 10,300,288
62,303 (a),(c) Chinook Therapeutics, Inc 24,298
179,971 (a) Codexis, Inc 644,296
87,080 (a) Cogent Biosciences, Inc 821,164
27,222 (a) Collegium Pharmaceutical, Inc 1,049,953
119,048 (a),(b) Compass Therapeutics, Inc 122,619
8,797 (a) Corbus Pharmaceuticals Holdings, Inc 523,158
72,910 (a) Corcept Therapeutics, Inc 2,819,430
72,860 (a),(b) CorMedix, Inc 333,699
73,540 (a) Crinetics Pharmaceuticals, Inc 3,906,445
29,602 (a) CryoPort, Inc 273,226
110,231 (a) Cullinan Oncology, Inc 2,132,970
93,386 (a) Cytek Biosciences, Inc 626,620
92,031 (a) Cytokinetics, Inc 5,430,749
570,523 Danaher Corp 158,080,513
53,454 (a) Day One Biopharmaceuticals, Inc 764,927
101,941 (a) Denali Therapeutics, Inc 2,484,302
90,410 (a) Design Therapeutics, Inc 461,091
7,551 (a) Disc Medicine, Inc 325,901
103,603 (a) Dynavax Technologies Corp 1,159,318
70,121 (a) Dyne Therapeutics, Inc 3,008,892
72,629 (a) Edgewise Therapeutics, Inc 1,236,872
76,006 (a) Editas Medicine, Inc 411,192
406,143 (a) Elanco Animal Health, Inc 5,296,105
733,563 Eli Lilly & Co 589,982,714
16,480 (a) Enanta Pharmaceuticals, Inc 243,245
19,880 (a),(b) Enliven Therapeutics, Inc 524,434
20,959 (a) Entrada Therapeutics, Inc 345,195
194,484 (a) Erasca, Inc 612,625
165,874 (a) Esperion Thereapeutics, Inc 383,169
21,778 (a) Evolus, Inc 270,483
155,554 (a) Exact Sciences Corp 7,105,707
272,626 (a) Exelixis, Inc 6,393,080
23,505 (a),(b) EyePoint Pharmaceuticals, Inc 232,229
127,905 (a) Fate Therapeutics, Inc 681,734
232,051 (a),(b) Fluidigm Corp 519,794
14,252 (a),(b) Foghorn Therapeutics, Inc 100,049
75,830 (a) Fortrea Holdings, Inc 2,092,150
56,383 (a) Fulcrum Therapeutics, Inc 523,234

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
75,916 (a),(b) Generation Bio Co $ 253,559
423,644 (a) Geron Corp 2,008,073
1,080,518 Gilead Sciences, Inc 82,184,199
22,781 (a) GRAIL, Inc 350,372
104,921 (a) Halozyme Therapeutics, Inc 5,797,934
22,623 (a) Harmony Biosciences Holdings, Inc 766,015
21,426 (a),(b) Harrow Health, Inc 552,362
67,454 (a) Harvard Bioscience, Inc 215,853
135,329 (a),(b) Heron Therapeutics, Inc 401,927
79,316 (a),(b) Humacyte, Inc 750,329
57,537 (a) Ideaya Biosciences, Inc 2,476,968
21,368 (a),(b) IGM Biosciences, Inc 238,467
136,690 (a) Illumina, Inc 16,758,194
114,982 (a),(b) ImmunityBio, Inc 592,157
43,493 (a),(b) Immunome, Inc 670,227
37,763 (a) Immunovant, Inc 1,097,770
160,716 (a) Incyte Corp 10,457,790
5,064 (a) Inhibrx Biosciences, Inc 73,479
20,258 (a),(c) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 929,566
69,687 (a),(b) Inozyme Pharma, Inc 404,185
128,087 (a) Insmed, Inc 9,318,329
86,438 (a) Intellia Therapeutics, Inc 2,265,540
83,591 (a) Intra-Cellular Therapies, Inc 6,580,284
127,693 (a) Ionis Pharmaceuticals, Inc 6,315,696
180,203 (a) Iovance Biotherapeutics, Inc 1,573,172
156,420 (a) IQVIA Holdings, Inc 38,515,297
115,967 (a) Ironwood Pharmaceuticals, Inc 792,055
14,777 (a) iTeos Therapeutics, Inc 259,927
22,962 (a) Janux Therapeutics, Inc 932,257
53,458 (a) Jazz Pharmaceuticals plc 5,893,744
2,078,314 Johnson & Johnson 328,061,865
16,585 (a),(b) KalVista Pharmaceuticals, Inc 241,146
31,056 (a) Keros Therapeutics, Inc 1,557,769
21,130 (a) Kiniksa Pharmaceuticals Ltd 562,058
75,293 (a) Kodiak Sciences, Inc 219,103
19,582 (a) Krystal Biotech, Inc 4,082,064
46,117 (a) Kura Oncology, Inc 959,695
35,001 (a) Kymera Therapeutics, Inc 1,617,046
36,605 (a) Larimar Therapeutics, Inc 307,116
55,069 (a),(b) Lexicon Pharmaceuticals, Inc 123,905
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 1,198,672
270,271 (a),(b) Lineage Cell Therapeutics, Inc 278,379
61,737 (a),(b) Liquidia Corp 736,522
34,355 (a) Longboard Pharmaceuticals, Inc 1,141,960
256,359 (a),(b) Lyell Immunopharma, Inc 412,738
79,601 (a) MacroGenics, Inc 299,300
14,540 (a),(b) Madrigal Pharmaceuticals, Inc 4,138,956
20,258 (a),(b) Magenta Therapeutics, Inc 603,283
180,755 (a) MannKind Corp 1,041,149
84,535 (a) Maravai LifeSciences Holdings, Inc 822,526
68,933 (a) MaxCyte, Inc 330,878
21,610 (a) Medpace Holdings, Inc 8,266,257
76,280 (a) MeiraGTx Holdings plc 398,944
2,190,576 Merck & Co, Inc 247,819,863
3,546 Mesa Laboratories, Inc 406,088
18,592 (a) Mettler-Toledo International, Inc 28,278,990
81,129 (a) MiMedx Group, Inc 604,411
62,350 (a),(b) Mind Medicine MindMed, Inc 577,361
20,639 (a) Mineralys Therapeutics, Inc 255,717
29,905 (a) Mirum Pharmaceuticals, Inc 1,212,648
279,847 (a) Moderna, Inc 33,363,359
31,239 (a),(b) Monte Rosa Therapeutics, Inc 141,200

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
25,612 (a) Morphic Holding, Inc $ 1,451,176
63,827 (a) Myriad Genetics, Inc 1,785,241
94,979 (a) Natera, Inc 9,724,900
96,721 (a) Nautilus Biotechnology, Inc 262,114
64,965 (a),(b) Neumora Therapeutics, Inc 835,450
81,997 (a) Neurocrine Biosciences, Inc 11,608,315
8,702 (a),(b) Neurogene, Inc 358,000
34,251 (a) Nkarta, Inc 220,234
116,572 (a),(b) Novavax, Inc 1,493,287
49,240 (a) Nurix Therapeutics, Inc 1,077,371
24,935 (a) Nuvalent, Inc 1,993,304
159,982 (a) Nuvation Bio, Inc 612,731
230,126 (a),(b) Ocugen, Inc 323,327
151,573 (a),(b) Ocular Therapeutix, Inc 1,282,308
47,004 (a) Olema Pharmaceuticals, Inc 759,585
4,311 (a),(c) OmniAb Operations, Inc 43
4,311 (a),(c) OmniAb Operations, Inc 43
53,842 (a) OmniAb, Inc 257,903
64,901 (a) Organogenesis Holdings, Inc 196,001
199,536 Organon & Co 4,361,857
61,634 (a),(b) ORIC Pharmaceuticals, Inc 690,301
32,703 (a) Pacira BioSciences, Inc 675,317
107,305 PerkinElmer, Inc 13,478,581
128,070 Perrigo Co plc 3,620,539
39,666 (a) Perspective Therapeutics, Inc 539,458
4,907,599 Pfizer, Inc 149,878,073
53,110 (a),(b) Phathom Pharmaceuticals, Inc 627,760
15,122 Phibro Animal Health Corp 285,503
47,531 (a) Pliant Therapeutics, Inc 680,169
167,365 (a) Poseida Therapeutics, Inc 590,798
14,495 (a) Praxis Precision Medicines, Inc 836,506
293,619 (a),(b) Precigen, Inc 446,301
38,952 (a) Prestige Consumer Healthcare, Inc. 2,758,191
286,875 (a),(b) Prime Medicine, Inc 1,609,369
53,801 (a),(b) ProKidney Corp 125,894
46,443 (a) Protagonist Therapeutics, Inc 1,738,826
31,004 (a) Prothena Corp plc 721,773
72,077 (a) PTC Therapeutics, Inc 2,439,806
212,296 QIAGEN NV 9,445,049
22,482 (a) Quanterix Corp 331,834
104,376 (a),(b) Quantum-Si, Inc 113,770
29,554 (a) RAPT Therapeutics, Inc 92,800
168,632 (a),(b) Recursion Pharmaceuticals, Inc 1,382,782
89,272 (a) Regeneron Pharmaceuticals, Inc 96,341,450
27,410 (a) REGENXBIO, Inc 390,592
100,692 (a) Relay Therapeutics, Inc 827,688
50,015 (a) Repligen Corp 8,370,010
36,059 (a) Replimune Group, Inc 360,590
724,893 (a),(b) Revance Therapeutics, Inc 2,740,096
126,030 (a) REVOLUTION Medicines, Inc 5,752,009
44,362 (a) Rhythm Pharmaceuticals, Inc 2,138,692
53,934 (a) Rocket Pharmaceuticals, Inc 1,305,203
310,106 (a) Roivant Sciences Ltd 3,364,650
279,982 Royalty Pharma plc 7,887,093
38,930 (a) Sage Therapeutics, Inc 426,283
102,323 (a),(b) Sana Biotechnology, Inc 623,147
77,287 (a) Sarepta Therapeutics, Inc 10,993,303
82,656 (a) Savara, Inc 380,218
45,403 (a),(b) Scholar Rock Holding Corp 412,259
36,497 (a),(b) scPharmaceuticals, Inc 183,580
11,020 (a),(b) Selecta Biosciences, Inc 179,626
46,544 SIGA Technologies, Inc 464,509
17,492 (a) Soleno Therapeutics, Inc 843,639

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
60,297 (a),(b),(c) Sorrento Therapeutics, Inc $ 93,562
72,803 (a) Sotera Health Co 1,009,778
49,435 (a) SpringWorks Therapeutics, Inc 1,775,211
28,421 (a),(b) Spyre Therapeutics, Inc 781,577
121,331 (a),(b) Stoke Therapeutics, Inc 1,816,325
85,601 (a),(b) Summit Therapeutics, Inc 924,491
34,780 (a) Supernus Pharmaceuticals, Inc 1,037,140
105,693 (a) Sutro Biopharma, Inc 419,601
61,495 (a) Syndax Pharmaceuticals, Inc 1,395,937
54,251 (a),(b) Tango Therapeutics, Inc 534,372
25,050 (a) Tarsus Pharmaceuticals, Inc 608,465
737,042 (a),(b) Taysha Gene Therapies, Inc 1,628,863
69,998 (a) Tenaya Therapeutics, Inc 244,993
244,179 (a) Terns Pharmaceuticals, Inc 1,892,387
119,821 (a) TG Therapeutics, Inc 2,367,663
38,181 (a) Theravance Biopharma, Inc 386,010
329,096 Thermo Fisher Scientific, Inc 201,847,741
20,447 Tourmaline Bio, Inc 345,145
43,527 (a) Travere Therapeutics, Inc 415,248
53,575 (a) Twist Bioscience Corp 2,990,021
15,113 (a) Tyra Biosciences, Inc 334,904
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,863,542
38,931 (a) United Therapeutics Corp 12,196,693
34,218 (a),(b) UroGen Pharma Ltd 562,886
42,360 (a) Vanda Pharmaceuticals, Inc 247,382
95,237 (a) Vaxcyte, Inc 7,513,247
40,027 (a),(b) Ventyx Biosciences, Inc 92,863
36,394 (a) Vera Therapeutics, Inc 1,331,656
49,459 (a) Veracyte, Inc 1,187,016
34,319 (a) Vericel Corp 1,733,796
66,556 (a),(b) Verrica Pharmaceuticals, Inc 438,604
223,644 (a) Vertex Pharmaceuticals, Inc 110,864,804
127,825 (a) Verve Therapeutics, Inc 894,775
942,743 Viatris, Inc 11,369,481
85,347 (a) Viking Therapeutics, Inc 4,864,779
56,000 (a) Vir Biotechnology, Inc 568,960
69,084 (a) Viridian Therapeutics, Inc 1,164,065
28,592 (a) Voyager Therapeutics, Inc 262,760
49,469 (a) Waters Corp 16,635,435
95,239 (a) WaVe Life Sciences Ltd 629,530
64,445 West Pharmaceutical Services, Inc 19,731,126
195,122 (a),(b) X4 Pharmaceuticals, Inc 156,117
42,278 (a) Xencor, Inc 863,317
159,431 (a) Xeris Biopharma Holdings, Inc 395,389
41,080 (a),(b) Y-mAbs Therapeutics, Inc 504,462
29,698 (a) Zentalis Pharmaceuticals, Inc 115,525
64,413 (a),(b) Zevra Therapeutics, Inc 418,040
397,336 Zoetis, Inc 71,536,373
47,733 (a) Zymeworks, Inc 499,287
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,305,377,938
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
95,865 (a) Anywhere Real Estate, Inc 452,483
268,254 (a) CBRE Group, Inc 30,234,908
296,863 (a) Compass, Inc 1,303,229
170,824 (a) Cushman & Wakefield plc 2,239,503
114,921 DigitalBridge Group, Inc 1,623,834
52,530 (b) eXp World Holdings, Inc 754,331
23,024 (a) Forestar Group, Inc 728,249
12,216 (a) FRP Holdings, Inc 367,579
32,582 (a) Howard Hughes Holdings, Inc 2,416,607
44,481 (a) Jones Lang LaSalle, Inc 11,160,283
159,327 Kennedy-Wilson Holdings, Inc 1,658,594

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
20,898 Marcus & Millichap, Inc $ 827,770
137,987 Newmark Group, Inc 1,791,071
563,538 (a) Opendoor Technologies, Inc 1,307,408
22,322 (b) Re/Max Holdings, Inc 215,407
84,085 (a),(b) Real Brokerage, Inc 500,306
111,352 (a),(b) Redfin Corp 906,405
11,719 RMR Group, Inc 303,991
37,446 St. Joe Co 2,309,669
23,298 (a) Tejon Ranch Co 442,662
44,172 (a) Zillow Group, Inc (Class A) 2,093,753
136,927 (a) Zillow Group, Inc (Class C) 6,668,345
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 70,306,387
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .9%
37,003 (a) ACM Research, Inc 664,204
1,389,251 (a) Advanced Micro Devices, Inc 200,718,985
22,266 (a),(b) Aehr Test Systems 420,160
67,906 (a) Allegro MicroSystems, Inc 1,632,460
15,596 (a) Alpha & Omega Semiconductor Ltd 645,674
29,077 (a) Ambarella, Inc 1,530,613
99,807 Amkor Technology, Inc 3,259,697
427,746 Analog Devices, Inc 98,971,870
720,784 Applied Materials, Inc 152,950,365
11,352 (a) Astera Labs, Inc 497,672
27,218 (a) Axcelis Technologies, Inc 3,438,994
3,914,430 Broadcom, Inc 628,970,612
17,022 (a) Ceva, Inc 341,291
47,822 (a) Cirrus Logic, Inc 6,239,815
44,780 (a) Cohu, Inc 1,432,512
103,694 (a) Credo Technology Group Holding Ltd 2,877,509
41,045 (a) Diodes, Inc 3,209,719
112,336 (a) Enphase Energy, Inc 12,930,997
128,417 Entegris, Inc 15,190,447
90,890 (a) First Solar, Inc 19,631,331
63,486 (a) Formfactor, Inc 3,400,310
67,514 (a),(b) GLOBALFOUNDRIES, Inc 3,443,889
20,679 (a) Ichor Holdings Ltd 703,086
20,869 (a) Impinj, Inc 3,324,223
120,636 (a),(b) indie Semiconductor, Inc 721,403
3,669,404 Intel Corp 112,797,479
116,999 KLA Corp 96,298,367
47,086 Kulicke & Soffa Industries, Inc 2,221,047
113,225 Lam Research Corp 104,307,399
116,584 (a) Lattice Semiconductor Corp 6,178,952
42,484 (a) MACOM Technology Solutions Holdings, Inc 4,287,485
747,859 Marvell Technology, Inc 50,091,596
86,600 (a) MaxLinear, Inc 1,224,524
465,089 Microchip Technology, Inc 41,290,601
944,164 Micron Technology, Inc 103,688,091
53,916 MKS Instruments, Inc 6,788,024
41,146 Monolithic Power Systems, Inc 35,512,701
89,644 (a),(b) Navitas Semiconductor Corp 332,579
4,291 NVE Corp 383,186
20,516,269 Nvidia Corp 2,400,813,798
375,461 (a) ON Semiconductor Corp 29,379,823
41,398 (a) Onto Innovation, Inc 7,919,437
36,332 (a) PDF Solutions, Inc 1,274,890
49,870 (a) Photronics, Inc 1,267,197
46,429 Power Integrations, Inc 3,391,174
84,782 (a) Qorvo, Inc 10,156,884
966,975 QUALCOMM, Inc 174,974,126
95,117 (a) Rambus, Inc 4,892,819
50,739 (a) Semtech Corp 1,609,441

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
28,202 (a) Silicon Laboratories, Inc $ 3,387,906
17,834 (a) SiTime Corp 2,531,536
3,754 (a),(b) SkyWater Technology, Inc 27,780
146,579 Skyworks Solutions, Inc 16,654,306
35,747 (a) SMART Global Holdings, Inc 836,480
30,232 (a) Synaptics, Inc 2,639,858
134,686 Teradyne, Inc 17,665,416
784,081 Texas Instruments, Inc 159,803,549
31,853 (a) Ultra Clean Holdings 1,377,961
41,731 Universal Display Corp 9,290,155
37,057 (a) Veeco Instruments, Inc 1,534,530
104,946 (a) Wolfspeed, Inc 1,978,232
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,585,957,167
SOFTWARE & SERVICES - 11 .3%
78,314 (a) 8x8, Inc 241,207
60,250 A10 Networks, Inc 788,673
541,414 Accenture plc 179,002,297
97,431 (a) ACI Worldwide, Inc 4,211,942
76,196 Adeia, Inc 895,303
387,236 (a) Adobe, Inc 213,618,739
16,094 (a) Agilysys, Inc 1,803,976
131,419 (a) Akamai Technologies, Inc 12,915,859
39,936 (a) Alarm.com Holdings, Inc 2,817,485
31,790 (a) Alkami Technology, Inc 1,040,487
41,477 (a) Altair Engineering, Inc 3,664,908
111,518 Amdocs Ltd 9,754,479
26,922 American Software, Inc (Class A) 294,527
43,168 (a) Amplitude, Inc 369,518
73,375 (a) Ansys, Inc 23,012,601
18,081 (a) Appfolio, Inc 4,004,580
29,215 (a) Appian Corp 1,079,202
59,350 (a),(b) Applied Digital Corp 288,441
224,028 (a) AppLovin Corp 17,272,559
67,566 (a) Asana, Inc 983,085
24,132 (a) Aspentech Corp 4,535,609
33,223 (a) Asure Software, Inc 342,197
137,487 (a) Atlassian Corp Ltd 24,276,080
185,995 (a) Autodesk, Inc 46,037,482
99,574 (a) AvePoint, Inc 1,085,357
142,771 Bentley Systems, Inc 6,958,659
154,441 (a),(b) BigBear.ai Holdings, Inc 233,206
34,963 (a) BigCommerce Holdings, Inc 283,200
88,953 (a) BILL Holdings, Inc 4,444,092
103,897 (a) Bit Digital, Inc 395,848
41,875 (a) Blackbaud, Inc 3,324,038
44,539 (a) BlackLine, Inc 2,116,493
202,594 (a),(b) Blend Labs, Inc 561,185
143,236 (a) Box, Inc 4,027,796
51,645 (a) Braze, Inc 2,275,479
78,127 (a),(b) C3.ai, Inc 2,089,897
233,934 (a) Cadence Design Systems, Inc 62,614,774
305,216 (a) CCC Intelligent Solutions Holdings, Inc 3,131,516
27,699 (a),(b) Cerence, Inc 88,083
122,132 (a),(b) Ceridian HCM Holding, Inc 7,239,985
134,681 (a),(b) Cipher Mining, Inc 704,382
187,899 (a) Cleanspark, Inc 3,006,384
70,549 Clear Secure, Inc 1,506,221
107,408 (a) Clearwater Analytics Holdings, Inc 2,099,826
257,398 (a) Cloudflare, Inc 19,948,345
440,626 Cognizant Technology Solutions Corp (Class A) 33,346,576
37,055 (a) Commvault Systems, Inc 5,663,857
200,074 (a) Confluent, Inc 5,005,851

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
10,805 (a) Consensus Cloud Solutions, Inc $ 230,147
142,805 (a) Core Scientific, Inc 1,392,349
23,147 (a) Couchbase, Inc 444,191
186,186 (a) Crowdstrike Holdings, Inc 43,187,705
9,431 (a) CS Disco, Inc 58,284
253,496 (a) Datadog, Inc 29,517,074
7,154 (a),(b) Dave, Inc 260,119
9,840 (a),(b) Digimarc Corp 314,782
86,742 (a) Digital Turbine, Inc 206,446
58,947 (a) DigitalOcean Holdings, Inc 1,952,914
178,126 (a) DocuSign, Inc 9,882,430
50,425 Dolby Laboratories, Inc (Class A) 3,971,473
20,233 (a) Domo, Inc 169,148
129,394 (a) DoubleVerify Holdings, Inc 2,732,801
231,906 (a) Dropbox, Inc 5,547,192
1,376,147 (a),(b) D-Wave Quantum, Inc 1,376,147
178,283 (a) DXC Technology Co 3,626,276
208,849 (a) Dynatrace, Inc 9,172,648
147,811 (a) E2open Parent Holdings, Inc 690,277
16,495 (a) eGain Corp 119,589
66,063 (a) Elastic NV 7,245,129
15,834 (a) Enfusion, Inc 150,106
42,067 (a) Envestnet, Inc 2,607,313
48,388 (a) EPAM Systems, Inc 10,409,710
11,244 (a) EverCommerce, Inc 135,603
21,352 (a) Fair Isaac Corp 34,163,200
136,530 (a) Fastly, Inc 1,105,893
57,264 (a) Five9, Inc 2,551,111
555,197 (a) Fortinet, Inc 32,223,634
158,570 (a) Freshworks, Inc 1,982,125
65,632 (a) Gartner, Inc 32,894,102
505,961 Gen Digital, Inc 13,149,926
98,530 (a) Gitlab, Inc 5,047,692
35,199 (a) Globant S.A. 6,853,597
126,709 (a) GoDaddy, Inc 18,429,824
32,650 (a) Grid Dynamics Holdings, Inc 421,185
65,057 (a) Guidewire Software, Inc 9,763,104
37,219 Hackett Group, Inc 1,015,334
79,654 (a) HashiCorp, Inc 2,688,323
40,628 (a) HubSpot, Inc 20,193,335
67,082 (a),(b) Hut 8 Corp 982,080
42,116 (a) Informatica, Inc 1,008,257
24,400 (a),(b) Instructure Holdings, Inc 569,984
40,197 (a) Intapp, Inc 1,440,259
24,224 (b) InterDigital, Inc 2,973,738
790,618 International Business Machines Corp 151,909,343
237,119 Intuit, Inc 153,498,985
51,838 (a) Jamf Holding Corp 949,154
182,043 (a) Kyndryl Holdings, Inc 4,891,495
48,520 (a) LiveRamp Holdings, Inc 1,469,186
56,829 (a) Manhattan Associates, Inc 14,512,990
232,215 (a),(b) Marathon Digital Holdings, Inc 4,567,669
273,528 (a) Matterport, Inc 1,214,464
28,276 (a) MeridianLink, Inc 668,162
6,416,794 Microsoft Corp 2,684,465,770
13,463 (a),(b) MicroStrategy, Inc (Class A) 21,735,206
31,026 (a) Mitek Systems, Inc 412,956
59,634 (a) MongoDB, Inc 15,049,236
52,627 (a) N-able, Inc 733,620
58,836 (a) nCino OpCo, Inc 1,927,467
111,377 (a) NCR Corp 1,642,811
66,024 (a),(b) NextNav, Inc 548,659
220,644 (a) Nutanix, Inc 11,144,728

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
133,403 (a) Okta, Inc $ 12,531,878
69,602 (a) Olo, Inc 332,698
19,455 (a) ON24, Inc 127,819
25,278 (a) OneSpan, Inc 374,114
1,344,723 Oracle Corp 187,521,622
34,330 (a) Pagaya Technologies Ltd 510,830
65,121 (a) PagerDuty, Inc 1,362,983
1,723,108 (a) Palantir Technologies, Inc 46,334,374
263,121 (a) Palo Alto Networks, Inc 85,443,282
60,529 (a) Paycor HCM, Inc 751,165
37,253 (a) Paylocity Holding Corp 5,590,558
30,445 Pegasystems, Inc 2,122,625
26,540 (a) Perficient, Inc 2,001,381
39,914 (a) PowerSchool Holdings, Inc 900,460
83,015 (a) Procore Technologies, Inc 5,896,555
35,100 Progress Software Corp 2,049,840
29,988 (a) PROS Holdings, Inc 722,711
100,282 (a) PTC, Inc 17,835,154
47,344 (a) Q2 Holdings, Inc 3,194,300
33,850 (a) Qualys, Inc 5,048,389
45,920 (a) Rapid7, Inc 1,806,493
38,512 (a) Rimini Street, Inc 85,497
61,567 (a) RingCentral, Inc 2,157,923
226,783 (a),(b) Riot Platforms, Inc 2,310,919
89,619 Roper Industries, Inc 48,819,950
811,792 Salesforce, Inc 210,091,770
37,443 Sapiens International Corp NV 1,456,533
27,043 (a) SEMrush Holdings, Inc 398,614
217,032 (a) SentinelOne, Inc 4,970,033
176,485 (a) ServiceNow, Inc 143,727,619
114,903 (a) Smartsheet, Inc 5,510,748
275,384 (a) Snowflake, Inc 35,904,566
26,865 SolarWinds Corp 320,499
237,374 (a),(b) SoundHound AI, Inc 1,208,234
6,623 (a) SoundThinking, Inc 102,392
69,477 (a) Sprinklr, Inc 682,959
56,116 (a) Sprout Social, Inc 2,192,452
35,737 (a) SPS Commerce, Inc 7,698,465
38,742 (a) Squarespace, Inc 1,712,009
132,441 (a) Synopsys, Inc 73,944,459
110,077 (a) Tenable Holdings, Inc 5,054,736
85,041 (a) Teradata Corp 2,757,029
190,744 (a),(b) Terawulf, Inc 793,495
66,554 (a) Thoughtworks Holding, Inc 231,608
381,593 (a) Trade Desk, Inc 34,297,579
7,399 (a),(b) Tucows, Inc 186,233
152,065 (a) Twilio, Inc 8,991,603
34,904 (a) Tyler Technologies, Inc 19,829,311
350,023 (a) UiPath, Inc 4,259,780
46,333 (a) Unisys Corp 220,545
249,899 (a) Unity Software, Inc 4,088,348
112,868 (a) Varonis Systems, Inc 6,222,413
55,349 (a) Verint Systems, Inc 2,000,313
79,527 (a) VeriSign, Inc 14,872,344
41,020 (a),(b) Vertex, Inc 1,626,443
8,056 (a) Viant Technology, Inc 93,691
47,115 (a) Weave Communications, Inc 471,150
177,897 (a) Workday, Inc 40,403,967
49,334 (a) Workiva, Inc 3,639,369
30,478 (a) Xperi, Inc 249,005
82,017 (a) Yext, Inc 472,418
133,403 (a) Zeta Global Holdings Corp 2,857,492
224,197 (a) Zoom Video Communications, Inc 13,541,499

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
75,557 (a) Zscaler, Inc $ 13,551,148
82,293 (a) Zuora, Inc 746,399
TOTAL SOFTWARE & SERVICES 5,228,813,533
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .8%
63,108 (a),(b) 908 Devices, Inc 359,084
83,498 ADTRAN Holdings, Inc 565,281
28,385 Advanced Energy Industries, Inc 3,303,162
15,785 (a),(b) Aeva Technologies, Inc 57,299
1,012,808 Amphenol Corp (Class A) 65,083,042
12,539,688 Apple, Inc 2,784,813,911
33,035 (a),(b) Applied Optoelectronics, Inc 315,484
219,667 (a) Arista Networks, Inc 76,125,599
59,735 (a) Arlo Technologies, Inc 905,583
53,673 (a) Arrow Electronics, Inc 6,638,813
7,088 (a) Aviat Networks, Inc 219,728
95,338 Avnet, Inc 5,125,371
29,448 Badger Meter, Inc 6,071,000
8,535 Bel Fuse, Inc (Class B) 633,894
32,324 Belden CDT, Inc 2,996,112
27,743 Benchmark Electronics, Inc 1,328,057
57,397 (a) Calix, Inc 2,360,739
116,387 CDW Corp 25,385,169
138,095 (a) Ciena Corp 7,283,130
3,512,092 Cisco Systems, Inc 170,160,857
7,427 (a),(b) Clearfield, Inc 322,332
151,819 Cognex Corp 7,533,259
120,219 (a) Coherent Corp 8,376,860
670,495 Corning, Inc 26,826,505
19,293 (a) Corsair Gaming, Inc 158,395
15,693 (a),(b) CPI Card Group, Inc 460,276
38,580 Crane NXT Co 2,425,910
23,784 CTS Corp 1,162,562
60,151 (a) Daktronics, Inc 901,062
210,670 Dell Technologies, Inc 23,948,966
18,799 (a) Diebold Nixdorf, Inc 818,696
23,627 (a) Digi International, Inc 645,017
41,555 (a) Eastman Kodak Co 241,434
19,554 (a) ePlus, Inc 1,797,404
85,848 (a),(b) Evolv Technologies Holdings, Inc 297,893
109,491 (a) Extreme Networks, Inc 1,565,721
50,344 (a) F5 Networks, Inc 10,252,052
33,061 (a) Fabrinet 7,291,934
14,036 (a) FARO Technologies, Inc 240,016
89,756 (a) Harmonic, Inc 1,315,823
1,132,379 Hewlett Packard Enterprise Co 22,545,666
788,380 HP, Inc 28,452,634
25,842 Immersion Corp 330,002
130,507 (a),(b) Infinera Corp 775,212
29,268 (a) Insight Enterprises, Inc 6,570,666
138,657 (a),(b) IonQ, Inc 1,130,055
27,126 (a) IPG Photonics Corp 2,180,930
32,976 (a) Itron, Inc 3,411,037
106,486 Jabil Inc 11,997,778
278,626 Juniper Networks, Inc 10,501,414
151,172 (a) Keysight Technologies, Inc 21,099,076
14,309 (a) Kimball Electronics, Inc 339,123
61,140 (a) Knowles Corp 1,117,028
86,567 (a),(b) Lightwave Logic, Inc 299,522
22,984 Littelfuse, Inc 6,139,256
55,921 (a) Lumentum Holdings, Inc 2,895,589
28,648 Methode Electronics, Inc 362,684
128,338 (a),(b) MicroVision, Inc 137,322

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
165,626 (a) Mirion Technologies, Inc $ 1,745,698
141,944 Motorola Solutions, Inc 56,624,300
28,037 Napco Security Technologies, Inc 1,564,745
178,329 NetApp, Inc 22,644,216
23,717 (a) Netgear, Inc 376,626
52,942 (a) Netscout Systems, Inc 1,077,370
31,027 (a) nLight, Inc 374,496
28,759 (a) Novanta, Inc 5,210,556
12,545 (a) OSI Systems, Inc 1,856,409
36,044 (a) Ouster, Inc 473,258
24,291 (a),(b) PAR Technology Corp 1,230,096
8,785 PC Connection, Inc 628,742
21,803 (a) Plexus Corp 2,794,490
77,555 (a) Powerfleet, Inc 351,324
252,114 (a) Pure Storage, Inc 15,109,192
56,145 (a) Ribbon Communications, Inc 190,332
15,589 (a) Rogers Corp 1,904,664
46,609 (a) Sanmina Corp 3,511,056
19,158 (a) Scansource, Inc 997,174
92,045 (a) SmartRent, Inc 169,363
42,824 (a) Super Micro Computer, Inc 30,047,460
50,482 TD SYNNEX Corp 6,015,940
40,888 (a) Teledyne Technologies, Inc 17,249,012
223,129 (a) Trimble Inc 12,169,456
74,357 (a) TTM Technologies, Inc 1,441,039
10,648 (a) Turtle Beach Corp 154,077
5,384 (b) Ubiquiti, Inc 999,109
114,475 (a),(b) Viasat, Inc 2,314,684
187,869 (a) Viavi Solutions, Inc 1,510,467
109,481 Vishay Intertechnology, Inc 2,661,483
9,120 (a) Vishay Precision Group, Inc 312,725
125,877 Vontier Corp 4,938,155
269,993 (a) Western Digital Corp 18,103,031
99,358 Xerox Holdings Corp 1,069,589
44,239 (a) Zebra Technologies Corp (Class A) 15,536,294
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,609,955,054
TELECOMMUNICATION SERVICES - 0 .8%
8,133 (a) Anterix, Inc 327,435
98,430 (a),(b) AST SpaceMobile, Inc 2,035,532
6,194,440 AT&T, Inc 119,242,970
5,649 ATN International, Inc 167,606
32,094 (a) Bandwidth, Inc 732,385
49,425 Cogent Communications Group, Inc 3,488,911
68,536 (a) Consolidated Communications Holdings, Inc 315,266
122,900 (a) EchoStar Corp (Class A) 2,467,832
226,561 (a) Frontier Communications Parent, Inc 6,638,237
79,189 (a),(c) GCI Liberty, Inc 792
522,135 (a) Globalstar, Inc 631,783
43,200 (a) Gogo, Inc 392,256
14,644 IDT Corp 559,840
117,764 Iridium Communications, Inc 3,379,827
107,737 (a) Liberty Global Ltd 2,099,794
114,238 (a) Liberty Global Ltd 2,297,326
26,275 (a) Liberty Latin America Ltd (Class A) 275,362
114,989 (a) Liberty Latin America Ltd (Class C) 1,218,884
22,121 (a) Ooma, Inc 230,058
37,330 Shenandoah Telecom Co 794,756
30,098 Spok Holdings, Inc 461,402
88,529 Telephone and Data Systems, Inc 1,876,815
420,036 T-Mobile US, Inc 76,564,162
3,641,010 Verizon Communications, Inc 147,533,725
TOTAL TELECOMMUNICATION SERVICES 373,732,956

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION - 1 .5%
43,466 (a) Air Transport Services Group, Inc $ 701,541
114,348 (a) Alaska Air Group, Inc 4,291,480
17,676 Allegiant Travel Co 991,093
7,165 (a),(b) Amerco, Inc 478,550
554,601 (a) American Airlines Group, Inc 5,900,955
19,290 ArcBest Corp 2,431,505
12,151 Avis Budget Group, Inc 1,227,373
55,909 (a),(b) Blade Air Mobility, Inc 184,500
97,913 CH Robinson Worldwide, Inc 8,719,153
46,970 Costamare, Inc 696,095
14,890 Covenant Logistics Group, Inc 833,096
1,690,670 CSX Corp 59,342,517
561,695 Delta Air Lines, Inc 24,164,119
124,264 Expeditors International Washington, Inc 15,510,633
194,950 FedEx Corp 58,923,638
26,026 (a),(b) Frontier Group Holdings, Inc 102,542
119,048 FTAI Infrastructure, Inc 1,227,385
22,919 Genco Shipping & Trading Ltd 444,858
94,540 Golden Ocean Group Ltd 1,174,187
109,335 (a) GXO Logistics, Inc 6,120,573
43,574 (a) Hawaiian Holdings, Inc 557,311
62,367 Heartland Express, Inc 808,900
123,606 (a),(b) Hertz Global Holdings, Inc 504,313
74,214 Hub Group, Inc (Class A) 3,470,989
70,991 JB Hunt Transport Services, Inc 12,292,092
302,364 (a) JetBlue Airways Corp 1,938,153
289,689 (a),(b) Joby Aviation, Inc 1,732,340
47,100 (a) Kirby Corp 5,787,648
139,041 Knight-Swift Transportation Holdings, Inc 7,568,002
29,754 Landstar System, Inc 5,660,699
278,864 (a) Lyft, Inc (Class A) 3,360,311
46,584 Marten Transport Ltd 876,245
32,216 Matson, Inc 4,275,385
195,704 Norfolk Southern Corp 48,839,890
171,756 Old Dominion Freight Line 36,099,676
5,088 (a) PAM Transportation Services, Inc 103,744
57,721 Pangaea Logistics Solutions Ltd 419,054
25,749 (a) Radiant Logistics, Inc 160,159
79,951 (a) RXO, Inc 2,535,246
43,140 Ryder System, Inc 6,046,502
34,465 (b) Safe Bulkers, Inc 174,393
22,323 (a) Saia, Inc 9,327,666
55,591 Schneider National, Inc 1,495,954
39,428 (a) Skywest, Inc 3,151,874
521,159 Southwest Airlines Co 14,040,023
23,522 (a) Sun Country Airlines Holdings, Inc 308,138
1,717,679 (a) Uber Technologies, Inc 110,738,765
90,651 U-Haul Holding Co 5,777,188
524,670 Union Pacific Corp 129,451,829
279,728 (a) United Airlines Holdings, Inc 12,705,246
624,743 United Parcel Service, Inc (Class B) 81,447,745
7,105 Universal Truckload Services, Inc 305,728
46,797 Werner Enterprises, Inc 1,833,974
95,602 (a) XPO, Inc 10,983,714
TOTAL TRANSPORTATION 718,244,689
UTILITIES - 2 .3%
574,379 AES Corp 10,218,202
49,088 Allete, Inc 3,166,176
210,876 Alliant Energy Corp 11,737,358
94,553 (a),(b) Altus Power, Inc 397,123
213,873 Ameren Corp 16,953,713
453,106 American Electric Power Co, Inc 44,458,761

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
38,997 American States Water Co $ 3,218,422
168,424 American Water Works Co, Inc 23,976,841
125,642 Atmos Energy Corp 16,067,099
36,829 Avangrid, Inc 1,313,690
75,721 Avista Corp 2,966,749
63,248 Black Hills Corp 3,734,794
100,652 Brookfield Infrastructure Corp 3,915,363
143,669 (b) Brookfield Renewable Corp 4,037,099
97,088 (a),(b) Cadiz, Inc 361,167
56,549 California Water Service Group 3,023,110
521,719 Centerpoint Energy, Inc 14,477,702
22,717 Chesapeake Utilities Corp 2,681,288
25,714 Clearway Energy, Inc (Class A) 633,336
85,770 Clearway Energy, Inc (Class C) 2,288,344
241,570 CMS Energy Corp 15,653,736
301,833 Consolidated Edison, Inc 29,434,754
17,051 Consolidated Water Co, Inc 495,502
274,565 Constellation Energy Corp 52,112,437
726,927 Dominion Energy, Inc 38,861,517
180,750 DTE Energy Co 21,785,797
666,342 Duke Energy Corp 72,811,190
326,308 Edison International 26,107,903
179,416 Entergy Corp 20,806,874
196,369 Essential Utilities, Inc 7,982,400
187,796 Evergy, Inc 10,892,168
294,143 Eversource Energy 19,092,822
882,727 Exelon Corp 32,837,444
469,514 FirstEnergy Corp 19,677,332
28,389 Genie Energy Ltd 481,477
5,833 Global Water Resources, Inc 75,421
80,946 Hawaiian Electric Industries, Inc 1,340,466
52,830 Idacorp, Inc 5,164,132
43,887 MGE Energy, Inc 3,855,034
13,108 Middlesex Water Co 871,420
49,852 (a) Montauk Renewables, Inc 296,121
70,183 National Fuel Gas Co 4,112,022
77,422 New Jersey Resources Corp 3,619,479
1,785,253 NextEra Energy, Inc 136,375,477
359,796 NiSource, Inc 11,243,625
43,547 Northwest Natural Holding Co 1,741,009
58,124 NorthWestern Corp 3,125,327
191,194 NRG Energy, Inc 14,372,053
193,006 OGE Energy Corp 7,482,843
41,420 ONE Gas, Inc 2,884,075
43,542 Ormat Technologies, Inc 3,380,601
34,114 Otter Tail Corp 3,306,329
1,730,815 PG&E Corp 31,587,374
99,417 Pinnacle West Capital Corp 8,509,101
53,568 PNM Resources, Inc 2,227,357
86,822 Portland General Electric Co 4,113,626
645,366 PPL Corp 19,180,278
422,306 Public Service Enterprise Group, Inc 33,687,350
16,040 (a) Pure Cycle Corp 176,440
14,140 (b) RGC Resources, Inc 318,291
559,560 Sempra Energy 44,798,374
15,830 SJW Corp 959,456
940,913 Southern Co 78,585,054
66,919 Southwest Gas Holdings Inc 4,962,713
31,704 Spire, Inc 2,111,169
340,060 (a),(b) Sunnova Energy International, Inc 2,404,224
167,494 UGI Corp 4,150,501
17,356 Unitil Corp 1,063,576
299,161 Vistra Corp 23,699,534

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
266,837 WEC Energy Group, Inc $ 22,963,992
488,742 Xcel Energy, Inc 28,483,884
20,767 York Water Co 857,885
TOTAL UTILITIES 1,056,745,303
TOTAL COMMON STOCKS 46,045,656,802
(Cost $19,389,891,785)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
MATERIALS - 0 .0%
71,579 Danimer Scientific, Inc 05/03/29 5,367
TOTAL MATERIALS 5,367
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
50,751 (c) AstraZeneca plc 02/20/29 15,733
27,694 (c) Chinook Therapeutics, Inc 277
330,579 (b),(c) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (c) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS 81,157
(Cost $68,015)
TOTAL LONG-TERM INVESTMENTS 46,045,737,959
(Cost $19,389,959,800)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 20,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/14/24 19,959,128
4,625,000 FHLB 0 .000 09/20/24 4,590,634
900,000 FHLB 0 .000 09/25/24 892,657
TOTAL GOVERNMENT AGENCY DEBT 25,442,419
REPURCHASE AGREEMENT - 0 .0%
13,989,000 (e) Fixed Income Clearing Corporation 5 .340 08/01/24 13,989,000
TOTAL REPURCHASE AGREEMENT 13,989,000
TREASURY DEBT - 0 .2%
9,000,000 United States Treasury Bill 0 .000 08/06/24 8,993,418
28,863,000 United States Treasury Bill 0 .000 08/13/24 28,812,178
40,000,000 United States Treasury Bill 0 .000 08/27/24 39,847,380
5,000,000 United States Treasury Bill 0 .000 09/24/24 4,960,587
TOTAL TREASURY DEBT 82,613,563
TOTAL SHORT-TERM INVESTMENTS 122,044,982
(Cost $122,049,603)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
99,170,245 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (g) 99,170,245
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 99,170,245
(Cost $99,170,245)
TOTAL INVESTMENTS - 99.9% 46,266,953,186
(Cost $19,611,179,648)
OTHER ASSETS & LIABILITIES, NET - 0.1% 32,425,103
NET ASSETS - 100.0% $ 46,299,378,289
REIT Real Estate Investment Trust

Nuveen Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $176,648,601.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $13,991,075 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 4/30/26, valued at $14,268,821.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 826 09/20/24  $ 229,243,947 $ 229,545,400 $ 301,453

Portfolio of Investments
Nuveen Large Cap Growth Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2 .4%
1,488,820 (a) Tesla, Inc $ 345,510,457
TOTAL AUTOMOBILES & COMPONENTS 345,510,457
BANKS - 0 .2%
1,712,243 (a) NU Holdings Ltd 20,769,507
3,952 Popular, Inc 405,594
TOTAL BANKS 21,175,101
CAPITAL GOODS - 1 .8%
55,323 3M Co 7,056,449
36,738 Aaon, Inc 3,252,415
13,548 Advanced Drainage Systems, Inc 2,398,538
7,954 Armstrong World Industries, Inc 1,045,156
38,632 (a) Axon Enterprise, Inc 11,589,986
54,215 (a) AZEK Co, Inc 2,433,711
51,312 (a) Boeing Co 9,780,067
5,876 (a) Builders FirstSource, Inc 983,466
7,654 BWX Technologies, Inc 761,496
3,456 Carlisle Cos, Inc 1,446,612
37,375 Caterpillar, Inc 12,939,225
18,907 Comfort Systems USA, Inc 6,285,065
58,638 (a) Core & Main, Inc 3,135,374
9,879 EMCOR Group, Inc 3,708,972
259,651 Fastenal Co 18,370,308
7,736 Ferguson plc 1,722,420
15,520 (a) Generac Holdings, Inc 2,416,154
125,984 General Electric Co 21,442,477
23,713 HEICO Corp 5,722,895
43,697 HEICO Corp (Class A) 8,307,237
54,371 Honeywell International, Inc 11,132,462
13,300 Howmet Aerospace, Inc 1,272,810
59,765 Illinois Tool Works, Inc 14,778,689
17,245 Lennox International, Inc 10,062,458
8,283 Lincoln Electric Holdings, Inc 1,701,411
5,067 (a) Loar Holdings, Inc 316,688
36,773 Lockheed Martin Corp 19,928,024
23,915 Quanta Services, Inc 6,346,563
5,673 Rockwell Automation, Inc 1,580,781
2,143 Simpson Manufacturing Co, Inc 411,649
7,006 (a) SiteOne Landscape Supply, Inc 1,027,640
2,152 (a) Spirit Aerosystems Holdings, Inc (Class A) 78,010
41,552 Trane Technologies plc 13,890,003
5,918 TransDigm Group, Inc 7,659,194
54,254 (a) Trex Co, Inc 4,537,262
8,652 United Rentals, Inc 6,550,429
192,631 Vertiv Holdings Co 15,160,060
20,348 W.W. Grainger, Inc 19,876,130
24,117 (a) WillScot Mobile Mini Holdings Corp 988,797
TOTAL CAPITAL GOODS 262,097,083
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
203,572 Automatic Data Processing, Inc 53,462,079
68,889 Booz Allen Hamilton Holding Corp 9,872,483
57,522 Broadridge Financial Solutions, Inc 12,309,708
43,578 Cintas Corp 33,290,977
431,856 (a) Copart, Inc 22,599,024
13,285 Equifax, Inc 3,711,430
6,158 KBR, Inc 410,061
62,125 Paychex, Inc 7,953,243

Nuveen Large Cap Growth Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
17,258 Paycom Software, Inc $ 2,878,462
150,336 Rollins, Inc 7,202,598
6,743 Tetra Tech, Inc 1,437,877
5,951 TransUnion 537,137
59,798 Veralto Corp 6,372,075
76,641 Verisk Analytics, Inc 20,060,782
213,832 Waste Management, Inc 43,335,193
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 225,433,129
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .9%
4,976,589 (a) Amazon.com, Inc 930,522,611
8,486 (a) Autozone, Inc 26,592,493
32,998 (a) Burlington Stores, Inc 8,590,039
4,268 (a) Carmax, Inc 360,390
19,855 (a) Carvana Co 2,645,282
623,175 (a) Coupang, Inc 12,930,881
2,165 Dick's Sporting Goods, Inc 468,398
40,820 (a) Etsy, Inc 2,659,015
23,277 (a) Five Below, Inc 1,693,169
20,613 (a) Floor & Decor Holdings, Inc 2,020,074
424,434 Home Depot, Inc 156,259,621
10,130 Murphy USA, Inc 5,114,840
29,061 (a) O'Reilly Automotive, Inc 32,732,567
19,404 Pool Corp 7,257,872
1,531 (a) RH 444,112
40,894 Ross Stores, Inc 5,857,248
356,637 TJX Cos, Inc 40,307,114
58,038 Tractor Supply Co 15,282,566
22,294 (a) Ulta Beauty, Inc 8,134,858
69,485 (a) Valvoline, Inc 3,231,053
40,534 Williams-Sonoma, Inc 6,269,799
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,269,374,002
CONSUMER DURABLES & APPAREL - 0 .5%
5,758 (a) Crocs, Inc 773,702
13,749 (a) Deckers Outdoor Corp 12,685,240
65,389 Hasbro, Inc 4,214,975
64,945 (a) Lululemon Athletica, Inc 16,798,674
400,134 Nike, Inc (Class B) 29,954,031
7,051 SharkNinja Global SPV Ltd 541,869
4,710 (a) Skechers U.S.A., Inc (Class A) 306,762
90,256 Tempur Sealy International, Inc 4,724,902
1,003 (a) TopBuild Corp 479,976
13,654 (a) YETI Holdings, Inc 564,593
TOTAL CONSUMER DURABLES & APPAREL 71,044,724
CONSUMER SERVICES - 2 .1%
235,240 (a) Airbnb, Inc 32,830,094
17,113 Booking Holdings, Inc 63,574,966
3,484 (a) Bright Horizons Family Solutions, Inc 418,951
40,588 (a) Cava Group, Inc 3,418,321
735,200 (a) Chipotle Mexican Grill, Inc (Class A) 39,936,064
13,047 (b) Choice Hotels International, Inc 1,662,840
36,757 Churchill Downs, Inc 5,276,835
33,816 Darden Restaurants, Inc 4,946,943
6,528 Domino's Pizza, Inc 2,798,554
162,941 (a) DoorDash, Inc 18,040,827
239,103 (a) DraftKings, Inc 8,834,856
19,735 (a) Duolingo, Inc 3,393,236
19,455 (a) Dutch Bros, Inc 744,154
68,033 (a) Expedia Group, Inc 8,685,773
4,091 (a) Grand Canyon Education, Inc 637,991
14,557 H&R Block, Inc 843,432
67,822 Hilton Worldwide Holdings, Inc 14,559,349

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
3,415 Hyatt Hotels Corp $ 503,132
192,624 Las Vegas Sands Corp 7,641,394
48,547 (a) Light & Wonder, Inc 5,204,238
24,824 McDonald's Corp 6,588,290
230,279 (a) Norwegian Cruise Line Holdings Ltd 4,244,042
25,784 (a) Planet Fitness, Inc 1,900,281
44,265 (a) Royal Caribbean Cruises Ltd 6,937,211
473,287 Starbucks Corp 36,892,722
36,185 Texas Roadhouse, Inc (Class A) 6,318,263
17,159 Vail Resorts, Inc 3,123,110
19,962 Wendy's Co 337,957
15,784 Wingstop, Inc 5,901,322
2,339 Wyndham Hotels & Resorts, Inc 177,109
3,081 Wynn Resorts Ltd 255,168
58,219 Yum! Brands, Inc 7,733,230
TOTAL CONSUMER SERVICES 304,360,655
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .5%
3,770 Casey's General Stores, Inc 1,462,157
237,573 Costco Wholesale Corp 195,285,006
11,757 (a) Performance Food Group Co 811,233
166,442 Sysco Corp 12,757,779
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 210,316,175
ENERGY - 0 .4%
84,532 Antero Midstream Corp 1,213,880
63,146 Cheniere Energy, Inc 11,532,986
14,784 Civitas Resources, Inc 1,031,332
19,657 EQT Corp 678,363
97,260 Hess Corp 14,921,629
4,805 Matador Resources Co 295,411
556 (b) New Fortress Energy, Inc 10,975
71,960 Permian Resources Corp 1,103,866
118,233 Targa Resources Corp 15,994,560
10,103 Texas Pacific Land Corp 8,536,025
14,346 Viper Energy Partners LP 612,144
38,818 (a) Weatherford International plc 4,575,090
TOTAL ENERGY 60,506,261
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .6%
251,287 American Tower Corp 55,383,655
2,755 Equinix, Inc 2,177,111
89,449 Iron Mountain, Inc 9,173,890
11,805 Lamar Advertising Co 1,414,947
12,935 Public Storage, Inc 3,827,725
44,566 Simon Property Group, Inc 6,838,207
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 78,815,535
FINANCIAL SERVICES - 6 .0%
20,081 Ally Financial, Inc 903,846
114,604 American Express Co 28,999,396
49,170 Ameriprise Financial, Inc 21,146,542
210,029 Apollo Global Management, Inc 26,318,734
95,942 Ares Management Corp 14,698,314
383,898 Blackstone, Inc 54,571,101
126,136 (a) Block, Inc 7,805,296
269,906 Blue Owl Capital, Inc 5,147,107
80,265 Charles Schwab Corp 5,232,475
89,212 (a) Coinbase Global, Inc 20,015,604
37,228 (a) Corpay, Inc 10,863,875
2,635 (a) Credit Acceptance Corp 1,514,861
174,371 Equitable Holdings, Inc 7,604,319
7,243 Factset Research Systems, Inc 2,992,011
99,691 (a) Fiserv, Inc 16,306,457
45,664 Goldman Sachs Group, Inc 23,244,346

Nuveen Large Cap Growth Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,804 Houlihan Lokey, Inc $ 271,051
221,831 iShares Russell 1000 Growth Index Fund 79,457,646
27,325 Jefferies Financial Group, Inc 1,597,693
104,395 KKR & Co, Inc 12,887,563
55,112 Lazard, Inc 2,709,857
39,258 LPL Financial Holdings, Inc 8,696,432
442,958 Mastercard, Inc (Class A) 205,404,054
84,088 Moody's Corp 38,384,490
36,867 Morgan Stanley 3,805,043
14,592 Morningstar, Inc 4,635,149
23,938 MSCI, Inc (Class A) 12,944,713
30,733 (a),(b) Shift4 Payments, Inc 2,114,123
87,578 (a),(b) SoFi Technologies, Inc 660,338
238,629 (a) Toast, Inc 6,242,535
9,118 TPG, Inc 464,927
24,667 Tradeweb Markets, Inc 2,754,811
12,030 (b) UWM Holdings Corp 101,052
844,417 Visa, Inc (Class A) 224,336,264
4,511 Western Union Co 53,636
2,088 (a) WEX, Inc 383,044
13,400 XP, Inc 229,274
TOTAL FINANCIAL SERVICES 855,497,979
FOOD, BEVERAGE & TOBACCO - 1 .5%
993 (a) Boston Beer Co, Inc (Class A) 278,249
94,739 (a) Celsius Holdings, Inc 4,436,627
1,190,747 Coca-Cola Co 79,470,455
5,914 (a) Freshpet, Inc 719,734
11,034 Hershey Co 2,178,994
24,847 Lamb Weston Holdings, Inc 1,491,317
325,841 (a) Monster Beverage Corp 16,764,519
581,909 PepsiCo, Inc 100,478,227
TOTAL FOOD, BEVERAGE & TOBACCO 205,818,122
HEALTH CARE EQUIPMENT & SERVICES - 2 .0%
23,627 (a) Align Technology, Inc 5,478,629
90,472 AmerisourceBergen Corp 21,521,479
77,845 Cardinal Health, Inc 7,849,111
814 Chemed Corp 464,110
12,353 Cigna Group 4,307,121
27,999 (a) DaVita, Inc 3,825,223
212,856 (a) DexCom, Inc 14,435,894
4,491 (a) Doximity, Inc 125,748
61,443 (a) Edwards Lifesciences Corp 3,873,981
20,026 Elevance Health, Inc 10,654,433
21,564 GE HealthCare Technologies, Inc 1,824,961
25,488 HCA, Inc 9,253,419
44,357 (a) IDEXX Laboratories, Inc 21,119,255
13,981 (a) Inspire Medical Systems, Inc 1,972,020
37,934 (a) Insulet Corp 7,372,473
189,219 (a) Intuitive Surgical, Inc 84,128,660
11,982 (a) Masimo Corp 1,281,834
29,741 McKesson Corp 18,350,792
19,716 (a) Molina Healthcare, Inc 6,728,479
18,524 (a) Penumbra, Inc 3,095,175
21,358 Resmed, Inc 4,554,594
57,852 Stryker Corp 18,943,637
33,664 UnitedHealth Group, Inc 19,395,850
79,362 (a) Veeva Systems, Inc 15,231,949
TOTAL HEALTH CARE EQUIPMENT & SERVICES 285,788,827
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
66,792 Clorox Co 8,811,869
236,088 Colgate-Palmolive Co 23,417,569

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
28,464 (a) elf Beauty, Inc $ 4,912,317
44,782 Estee Lauder Cos (Class A) 4,460,735
74,381 Kimberly-Clark Corp 10,045,154
280,650 Procter & Gamble Co 45,117,294
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 96,764,938
INSURANCE - 0 .6%
22,050 Allstate Corp 3,773,196
56,540 Brown & Brown, Inc 5,621,772
2,775 Everest Re Group Ltd 1,090,214
8,014 Gallagher (Arthur J.) & Co 2,271,889
11,257 Kinsale Capital Group, Inc 5,145,237
1,630 (a) Markel Corp 2,671,326
36,358 Marsh & McLennan Cos, Inc 8,092,200
263,237 Progressive Corp 56,364,307
858 RLI Corp 129,206
52,414 Ryan Specialty Holdings, Inc 3,228,178
TOTAL INSURANCE 88,387,525
MATERIALS - 0 .7%
16,250 Avery Dennison Corp 3,523,488
15,280 Celanese Corp (Series A) 2,156,772
929 Chemours Co 22,454
82,340 (a) Cleveland-Cliffs, Inc 1,263,919
13,883 Eagle Materials, Inc 3,780,341
116,627 Ecolab, Inc 26,904,683
24,187 Louisiana-Pacific Corp 2,374,196
1,847 Martin Marietta Materials, Inc 1,095,917
15,787 RPM International, Inc 1,917,489
4,227 Sealed Air Corp 160,837
114,993 Sherwin-Williams Co 40,339,544
44,957 Southern Copper Corp 4,792,866
18,370 Vulcan Materials Co 5,042,749
TOTAL MATERIALS 93,375,255
MEDIA & ENTERTAINMENT - 12 .4%
2,638,720 Alphabet, Inc 456,894,368
3,148,942 Alphabet, Inc (Class A) 540,169,511
20,044 (a) Liberty Broadband Corp 1,350,765
674 (a) Liberty Broadband Corp (Class A) 44,632
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 328,649
37,525 (a) Liberty Media Corp-Liberty Formula One (Class C) 3,034,647
84,958 (a) Live Nation, Inc 8,172,110
800 (a) Madison Square Garden Sports Corp 160,328
1,173,763 Meta Platforms, Inc 557,337,885
229,216 (a) NetFlix, Inc 144,027,874
5,728 Nexstar Media Group, Inc 1,058,477
318,594 (a) Pinterest, Inc 10,179,078
274,912 (a) ROBLOX Corp 11,414,346
7,452 (a) Roku, Inc 433,781
78,115 (a) Spotify Technology S.A. 26,866,873
5,815 TKO Group Holdings, Inc 635,870
19,414 (a),(b) Trump Media & Technology Group Corp 557,959
TOTAL MEDIA & ENTERTAINMENT 1,762,667,153
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .8%
45,971 (a) 10X Genomics, Inc 950,221
412,011 AbbVie, Inc 76,353,878
60,340 (a) Alnylam Pharmaceuticals, Inc 14,328,336
223,580 Amgen, Inc 74,333,643
49,118 (a) Apellis Pharmaceuticals, Inc 1,945,073
35,761 Bruker BioSciences Corp 2,449,986
37,097 (a) Cerevel Therapeutics Holdings, Inc 1,667,881
455,684 Eli Lilly & Co 366,492,971
40,191 (a) Exact Sciences Corp 1,835,925

Nuveen Large Cap Growth Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
113,511 (a) Exelixis, Inc $ 2,661,833
2,899 (a) Fortrea Holdings, Inc 79,983
5,884 (a) Incyte Corp 382,872
55,371 (a) Intra-Cellular Therapies, Inc 4,358,805
72,928 (a) Ionis Pharmaceuticals, Inc 3,607,019
10,959 (a) IQVIA Holdings, Inc 2,698,435
13,670 (a) Medpace Holdings, Inc 5,229,048
1,358,523 Merck & Co, Inc 153,689,707
60,889 (a) Natera, Inc 6,234,425
53,655 (a) Neurocrine Biosciences, Inc 7,595,938
4,724 (a) Regeneron Pharmaceuticals, Inc 5,098,094
4,286 (a) Repligen Corp 717,262
49,142 (a) Sarepta Therapeutics, Inc 6,989,958
41,405 (a) Ultragenyx Pharmaceutical, Inc 1,864,053
68,705 (a) Vertex Pharmaceuticals, Inc 34,058,443
56,575 (a) Viking Therapeutics, Inc 3,224,775
19,343 (a) Waters Corp 6,504,664
23,709 West Pharmaceutical Services, Inc 7,258,984
203,093 Zoetis, Inc 36,564,864
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 829,177,076
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
7,879 (a) Jones Lang LaSalle, Inc 1,976,841
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,976,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16 .5%
568,999 (a) Advanced Micro Devices, Inc 82,208,975
409,548 Applied Materials, Inc 86,906,086
2,435,765 Broadcom, Inc 391,378,720
72,175 (a) Enphase Energy, Inc 8,308,064
81,011 Entegris, Inc 9,582,791
71,963 KLA Corp 59,230,586
69,855 Lam Research Corp 64,353,220
61,967 (a) Lattice Semiconductor Corp 3,284,251
36,894 Marvell Technology, Inc 2,471,160
2,122 MKS Instruments, Inc 267,160
25,270 Monolithic Power Systems, Inc 21,810,284
12,739,583 Nvidia Corp 1,490,786,003
6,771 (a) Onto Innovation, Inc 1,295,292
561,089 QUALCOMM, Inc 101,529,055
75,012 Teradyne, Inc 9,838,574
59,286 Texas Instruments, Inc 12,083,080
12,648 Universal Display Corp 2,815,698
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,348,148,999
SOFTWARE & SERVICES - 19 .4%
240,024 (a) Adobe, Inc 132,409,240
11,827 (a) Appfolio, Inc 2,619,444
141,121 (a) AppLovin Corp 10,880,429
84,451 (a) Atlassian Corp Ltd 14,911,513
115,940 (a) Autodesk, Inc 28,697,469
75,387 Bentley Systems, Inc 3,674,362
13,718 (a) BILL Holdings, Inc 685,351
146,696 (a) Cadence Design Systems, Inc 39,264,651
6,171 (a) Ceridian HCM Holding, Inc 365,817
161,347 (a) Cloudflare, Inc 12,504,393
130,039 (a) Confluent, Inc 3,253,576
115,819 (a) Crowdstrike Holdings, Inc 26,865,375
160,841 (a) Datadog, Inc 18,728,326
112,867 (a) DocuSign, Inc 6,261,861
43,964 (a) DoubleVerify Holdings, Inc 928,520
40,799 (a) Dropbox, Inc 975,912
140,072 (a) Dynatrace, Inc 6,151,962
42,426 (a) Elastic NV 4,652,859

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,883 (a) EPAM Systems, Inc $ 405,090
10,939 (a) Fair Isaac Corp 17,502,400
33,972 (a) Five9, Inc 1,513,453
277,139 (a) Fortinet, Inc 16,085,148
40,554 (a) Gartner, Inc 20,325,259
63,740 (a) Gitlab, Inc 3,265,400
17,013 (a) Globant S.A. 3,312,601
76,068 (a) GoDaddy, Inc 11,064,091
20,034 (a) Guidewire Software, Inc 3,006,502
30,939 (a) HashiCorp, Inc 1,044,191
26,293 (a) HubSpot, Inc 13,068,410
146,306 Intuit, Inc 94,711,189
31,691 (a) Manhattan Associates, Inc 8,093,248
3,984,083 Microsoft Corp 1,666,741,123
530 (a) MicroStrategy, Inc (Class A) 855,653
36,645 (a) MongoDB, Inc 9,247,732
27,478 (a) nCino OpCo, Inc 900,179
32,505 (a) Nutanix, Inc 1,641,828
37,166 (a) Okta, Inc 3,491,374
841,650 Oracle Corp 117,368,093
1,067,580 (a) Palantir Technologies, Inc 28,707,226
164,456 (a) Palo Alto Networks, Inc 53,403,797
12,365 (a) Paycor HCM, Inc 153,450
24,747 (a) Paylocity Holding Corp 3,713,782
26,245 Pegasystems, Inc 1,829,801
56,639 (a) Procore Technologies, Inc 4,023,068
38,662 (a) PTC, Inc 6,876,037
43,129 (a) RingCentral, Inc 1,511,671
426,068 Salesforce, Inc 110,266,398
12,259 (a) SentinelOne, Inc 280,731
109,958 (a) ServiceNow, Inc 89,548,696
62,234 (a) Smartsheet, Inc 2,984,743
170,127 (a) Snowflake, Inc 22,181,158
81,164 (a) Synopsys, Inc 45,315,485
49,348 (a) Teradata Corp 1,599,862
237,819 (a) Trade Desk, Inc 21,375,172
13,614 (a) Twilio, Inc 804,996
19,388 (a) Tyler Technologies, Inc 11,014,517
179,781 (a) UiPath, Inc 2,187,935
82,034 (a) Unity Software, Inc 1,342,076
2,240 (a) VeriSign, Inc 418,902
113,895 (a) Workday, Inc 25,867,832
49,255 (a) Zscaler, Inc 8,833,884
TOTAL SOFTWARE & SERVICES 2,751,715,243
TECHNOLOGY HARDWARE & EQUIPMENT - 13 .1%
370,636 Amphenol Corp (Class A) 23,817,069
7,787,475 Apple, Inc 1,729,442,448
137,382 (a) Arista Networks, Inc 47,609,732
36,361 CDW Corp 7,930,698
4,992 Cognex Corp 247,703
21,061 Dell Technologies, Inc 2,394,214
127,355 HP, Inc 4,596,242
5,182 Jabil Inc 583,856
42,215 Motorola Solutions, Inc 16,840,408
49,664 NetApp, Inc 6,306,335
136,043 (a) Pure Storage, Inc 8,153,057
26,112 (a) Super Micro Computer, Inc 18,321,485
823 Ubiquiti, Inc 152,724
5,927 (a) Zebra Technologies Corp (Class A) 2,081,503
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,868,477,474

Nuveen Large Cap Growth Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES - 0 .0%
5,866 Iridium Communications, Inc $ 168,354
TOTAL TELECOMMUNICATION SERVICES 168,354
TRANSPORTATION - 1 .0%
6,547 (a),(b) Amerco, Inc 437,274
25,356 (a) American Airlines Group, Inc 269,788
3,195 Avis Budget Group, Inc 322,727
10,153 Expeditors International Washington, Inc 1,267,298
133,805 (a) Lyft, Inc (Class A) 1,612,350
105,697 Old Dominion Freight Line 22,215,395
8,320 (a) Saia, Inc 3,476,512
1,075,195 (a) Uber Technologies, Inc 69,317,822
20,882 U-Haul Holding Co 1,330,810
157,299 Union Pacific Corp 38,810,382
61,498 (a) XPO, Inc 7,065,505
TOTAL TRANSPORTATION 146,125,863
UTILITIES - 0 .2%
26,947 Constellation Energy Corp 5,114,541
47,055 NRG Energy, Inc 3,537,124
185,365 Vistra Corp 14,684,615
TOTAL UTILITIES 23,336,280
TOTAL COMMON STOCKS 14,206,059,051
(Cost $5,105,354,583)
TOTAL LONG-TERM INVESTMENTS 14,206,059,051
(Cost $5,105,354,583)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .0%
$ 1,946,000 (c) Fixed Income Clearing Corporation 5 .340% 08/01/24 1,946,000
TOTAL REPURCHASE AGREEMENT 1,946,000
TREASURY DEBT - 0 .1%
6,000,000 United States Treasury Bill 0 .000 08/06/24 5,995,612
TOTAL TREASURY DEBT 5,995,612
TOTAL SHORT-TERM INVESTMENTS 7,941,612
(Cost $7,941,600)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,149,789 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (e) 2,149,789
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,149,789
(Cost $2,149,789)
TOTAL INVESTMENTS - 100.0% 14,216,150,452
(Cost $5,115,445,972)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (3,794,883)
NET ASSETS - 100.0% $ 14,212,355,569
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,207,807.
(c) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $1,946,289 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/31, valued at $1,985,093.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen Large Cap Value Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 0 .7%
116,724 (a) Aptiv plc $ 8,099,478
98,570 BorgWarner, Inc 3,480,507
1,683,348 Ford Motor Co 18,213,825
486,264 General Motors Co 21,551,220
99,137 Gentex Corp 3,079,195
49,687 Harley-Davidson, Inc 1,863,263
24,196 Lear Corp 2,952,880
354,852 (a),(b) Lucid Group, Inc 1,249,079
124,174 (a) QuantumScape Corp 802,164
352,699 (a),(b) Rivian Automotive, Inc 5,787,791
21,797 Thor Industries, Inc 2,313,534
TOTAL AUTOMOBILES & COMPONENTS 69,392,936
BANKS - 6 .9%
2,910,704 Bank of America Corp 117,330,478
42,319 Bank OZK 1,984,338
9,459 BOK Financial Corp 972,764
821,928 Citigroup, Inc 53,326,689
195,872 Citizens Financial Group, Inc 8,357,858
85,391 Columbia Banking System, Inc 2,233,829
54,698 Comerica, Inc 2,997,997
49,988 Commerce Bancshares, Inc 3,234,723
27,701 Cullen/Frost Bankers, Inc 3,242,679
59,130 East West Bancorp, Inc 5,196,936
292,727 Fifth Third Bancorp 12,394,061
5,136 First Citizens Bancshares, Inc (Class A) 10,722,376
43,033 First Hawaiian, Inc 1,077,546
233,952 First Horizon National Corp 3,914,017
145,212 FNB Corp 2,227,552
618,887 Huntington Bancshares, Inc 9,252,361
1,229,213 JPMorgan Chase & Co 261,576,526
396,693 Keycorp 6,398,658
71,238 M&T Bank Corp 12,265,046
30,893 Pinnacle Financial Partners, Inc 2,975,614
170,267 PNC Financial Services Group, Inc 30,835,354
27,420 Popular, Inc 2,814,115
40,287 Prosperity Bancshares, Inc 2,921,613
393,822 Regions Financial Corp 8,809,798
66,961 Synovus Financial Corp 3,130,427
572,299 Truist Financial Corp 25,576,042
668,574 US Bancorp 30,005,601
71,949 Webster Financial Corp 3,570,109
1,502,802 Wells Fargo & Co 89,176,271
45,415 Western Alliance Bancorp 3,654,091
28,140 Wintrust Financial Corp 3,044,748
60,256 Zions Bancorporation 3,113,428
TOTAL BANKS 728,333,645
CAPITAL GOODS - 11 .0%
192,892 3M Co 24,603,375
50,530 A.O. Smith Corp 4,297,071
13,197 Acuity Brands, Inc 3,317,066
17,687 Advanced Drainage Systems, Inc 3,131,306
58,175 Aecom Technology Corp 5,271,237
28,992 AGCO Corp 2,737,425
42,483 Air Lease Corp 2,108,006
37,486 Allegion plc 5,128,460
36,596 Allison Transmission Holdings, Inc 3,242,040

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
98,970 Ametek, Inc $ 17,169,316
97,474 (a) API Group Corp 3,693,290
11,894 Armstrong World Industries, Inc 1,562,872
18,336 (a) AZEK Co, Inc 823,103
208,393 (a) Boeing Co 39,719,706
46,759 (a) Builders FirstSource, Inc 7,826,054
31,104 BWX Technologies, Inc 3,094,537
17,643 Carlisle Cos, Inc 7,385,007
359,697 Carrier Global Corp 24,498,963
179,921 Caterpillar, Inc 62,288,650
374,165 CNH Industrial NV 3,984,857
24,389 (a) Core & Main, Inc 1,304,080
20,960 Crane Co 3,362,403
58,571 Cummins, Inc 17,091,018
16,349 Curtiss-Wright Corp 4,818,050
109,242 Deere & Co 40,635,839
51,462 Donaldson Co, Inc 3,850,387
58,781 Dover Corp 10,830,987
171,206 Eaton Corp plc 52,181,877
12,056 EMCOR Group, Inc 4,526,305
245,021 Emerson Electric Co 28,694,409
26,145 Esab Corp 2,656,332
38,526 Fastenal Co 2,725,714
80,915 Ferguson plc 18,015,725
54,287 Flowserve Corp 2,744,208
150,840 Fortive Corp 10,837,854
53,454 Fortune Brands Innovations, Inc 4,319,618
78,228 (a) Gates Industrial Corp plc 1,454,258
116,829 (a) GE Vernova, Inc 20,823,601
12,869 (a) Generac Holdings, Inc 2,003,446
117,085 General Dynamics Corp 34,974,460
366,478 General Electric Co 62,374,556
71,690 Graco, Inc 6,097,234
43,854 (a) Hayward Holdings, Inc 648,601
39,048 Hexcel Corp 2,585,368
236,150 Honeywell International, Inc 48,351,712
163,111 Howmet Aerospace, Inc 15,609,723
22,951 Hubbell, Inc 9,080,563
16,926 Huntington Ingalls Industries, Inc 4,738,941
32,208 IDEX Corp 6,714,724
79,359 Illinois Tool Works, Inc 19,623,893
173,009 Ingersoll Rand, Inc 17,370,104
35,312 ITT, Inc 4,995,235
291,932 Johnson Controls International plc 20,884,815
81,186 L3Harris Technologies, Inc 18,420,291
17,055 Lincoln Electric Holdings, Inc 3,503,268
62,257 Lockheed Martin Corp 33,738,313
94,326 Masco Corp 7,343,279
26,853 (a) Mastec, Inc 2,954,636
87,047 MDU Resources Group, Inc 2,345,046
24,637 (a) Middleby Corp 3,340,284
19,569 MSC Industrial Direct Co (Class A) 1,740,663
24,320 Nordson Corp 6,088,026
59,861 Northrop Grumman Corp 28,991,879
70,799 nVent Electric plc 5,142,131
30,207 Oshkosh Corp 3,281,991
173,191 Otis Worldwide Corp 16,366,549
36,978 Owens Corning, Inc 6,891,960
220,518 PACCAR, Inc 21,756,306
54,854 Parker-Hannifin Corp 30,781,871
19,607 (a) Parsons Corp 1,791,492
70,765 Pentair plc 6,218,120
43,214 Quanta Services, Inc 11,468,131

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
11,999 (a) RBC Bearings, Inc $ 3,489,789
28,451 Regal-Beloit Corp 4,571,507
44,611 Rockwell Automation, Inc 12,430,855
570,266 RTX Corp 67,000,552
61,777 Sensata Technologies Holding plc 2,408,685
16,456 Simpson Manufacturing Co, Inc 3,161,033
11,582 (a) SiteOne Landscape Supply, Inc 1,698,848
22,176 Snap-On, Inc 6,365,177
39,869 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,445,251
65,874 Stanley Black & Decker, Inc 6,957,612
81,532 Textron, Inc 7,574,323
28,301 Timken Co 2,460,772
44,756 Toro Co 4,284,492
63,977 Trane Technologies plc 21,386,232
18,626 TransDigm Group, Inc 24,106,142
21,591 United Rentals, Inc 16,346,546
8,974 Valmont Industries, Inc 2,677,483
2,444 W.W. Grainger, Inc 2,387,324
14,822 Watsco, Inc 7,255,221
18,691 WESCO International, Inc 3,269,990
74,987 Westinghouse Air Brake Technologies Corp 12,084,155
63,564 (a) WillScot Mobile Mini Holdings Corp 2,606,124
25,502 Woodward Inc 3,978,057
103,589 Xylem, Inc 13,829,131
TOTAL CAPITAL GOODS 1,158,747,918
COMMERCIAL & PROFESSIONAL SERVICES - 1 .4%
12,692 Automatic Data Processing, Inc 3,333,173
4,367 Broadridge Financial Solutions, Inc 934,538
9,460 (a) CACI International, Inc (Class A) 4,365,601
1,890 Cintas Corp 1,443,847
169,339 (a) Clarivate plc 1,141,345
22,093 (a) Clean Harbors, Inc 5,274,262
19,409 Concentrix Corp 1,368,334
25,428 (a) Copart, Inc 1,330,647
173,992 (a) CoStar Group, Inc 13,574,856
134,984 Dun & Bradstreet Holdings, Inc 1,468,626
42,076 Equifax, Inc 11,754,772
15,072 (a) FTI Consulting, Inc 3,285,244
75,287 Genpact Ltd 2,610,200
53,435 Jacobs Solutions, Inc 7,820,212
52,136 KBR, Inc 3,471,736
57,788 Leidos Holdings, Inc 8,344,587
21,463 Manpower, Inc 1,643,637
15,861 MSA Safety, Inc 2,992,178
88,375 Paychex, Inc 11,313,768
8,075 Paycom Software, Inc 1,346,829
78,482 RB Global, Inc 6,249,522
87,992 Republic Services, Inc 17,098,605
43,197 Robert Half International, Inc 2,772,815
21,644 Science Applications International Corp 2,692,514
92,115 SS&C Technologies Holdings, Inc 6,719,789
42,664 (a) Stericycle, Inc 2,497,977
17,932 Tetra Tech, Inc 3,823,820
78,436 TransUnion 7,079,633
58,228 Veralto Corp 6,204,776
52,102 Vestis Corp 675,763
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 144,633,606
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .1%
26,913 Advance Auto Parts, Inc 1,704,400
11,047 (a) Autonation, Inc 2,106,884
644 (a) Autozone, Inc 2,018,096
96,437 Bath & Body Works, Inc 3,544,060

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
92,396 Best Buy Co, Inc $ 7,994,102
62,665 (a) Carmax, Inc 5,291,433
29,378 (a) Carvana Co 3,914,031
22,173 Dick's Sporting Goods, Inc 4,797,129
1,317 Dillard's, Inc (Class A) 524,943
216,966 eBay, Inc 12,065,479
17,347 (a) Etsy, Inc 1,129,984
4,752 (a) Five Below, Inc 345,660
28,571 (a) Floor & Decor Holdings, Inc 2,799,958
115,348 (a),(b) GameStop Corp (Class A) 2,614,939
90,122 Gap, Inc 2,116,065
59,615 Genuine Parts Co 8,769,963
85,932 Home Depot, Inc 31,636,725
39,693 Kohl's Corp 859,750
11,349 Lithia Motors, Inc (Class A) 3,136,069
114,055 LKQ Corp 4,733,282
245,556 Lowe's Cos, Inc 60,286,454
109,800 Macy's, Inc 1,897,344
40,214 Nordstrom, Inc 918,086
26,126 (a) Ollie's Bargain Outlet Holdings, Inc 2,550,943
1,959 (a) O'Reilly Automotive, Inc 2,206,500
7,338 Penske Auto Group, Inc 1,277,619
5,131 (a) RH 1,488,400
108,462 Ross Stores, Inc 15,535,012
198,756 TJX Cos, Inc 22,463,403
2,748 (a) Ulta Beauty, Inc 1,002,718
39,565 (a),(b) Wayfair, Inc 2,153,523
22,256 Williams-Sonoma, Inc 3,442,558
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 217,325,512
CONSUMER DURABLES & APPAREL - 1 .4%
51,913 (a) Amer Sports, Inc 602,710
9,257 (a) BK LC Lux Finco 2 Sarl 547,181
29,187 Brunswick Corp 2,377,281
43,064 (a) Capri Holdings Ltd 1,444,367
16,635 Carter's, Inc 1,007,249
15,726 Columbia Sportswear Co 1,284,814
20,899 (a) Crocs, Inc 2,808,199
127,129 DR Horton, Inc 22,874,321
66,381 (a) Garmin Ltd 11,367,746
7,510 Hasbro, Inc 484,095
30,444 Leggett & Platt, Inc 400,948
103,383 Lennar Corp (Class A) 18,291,554
5,997 Lennar Corp (Class B) 989,265
163,185 (a) Mattel, Inc 3,147,839
24,513 (a) Mohawk Industries, Inc 3,948,309
178,018 Newell Rubbermaid, Inc 1,529,175
197,050 Nike, Inc (Class B) 14,751,163
1,275 (a) NVR, Inc 10,974,537
22,785 Polaris Industries, Inc 1,897,535
89,661 Pulte Homes, Inc 11,835,252
24,299 PVH Corp 2,478,255
16,504 Ralph Lauren Corp 2,897,937
22,750 SharkNinja Global SPV Ltd 1,748,338
52,891 (a) Skechers U.S.A., Inc (Class A) 3,444,791
99,416 Tapestry, Inc 3,985,587
44,457 Toll Brothers, Inc 6,344,458
12,522 (a) TopBuild Corp 5,992,278
82,356 (a) Under Armour, Inc (Class A) 574,021
77,183 (a) Under Armour, Inc (Class C) 524,073
149,963 VF Corp 2,543,372
22,677 Whirlpool Corp 2,312,374

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
25,627 (a) YETI Holdings, Inc $ 1,059,676
TOTAL CONSUMER DURABLES & APPAREL 146,468,700
CONSUMER SERVICES - 1 .9%
122,302 ADT, Inc 951,509
120,605 Aramark 4,133,133
891 Booking Holdings, Inc 3,310,074
32,315 Boyd Gaming Corp 1,967,014
20,480 (a) Bright Horizons Family Solutions, Inc 2,462,720
92,184 (a) Caesars Entertainment, Inc 3,682,751
427,771 (a) Carnival Corp 7,126,665
1,862 Choice Hotels International, Inc 237,312
24,083 Darden Restaurants, Inc 3,523,102
9,703 Domino's Pizza, Inc 4,159,676
18,885 (a) DoorDash, Inc 2,090,947
23,741 (a) Dutch Bros, Inc 908,093
7,965 (a) Grand Canyon Education, Inc 1,242,142
47,880 H&R Block, Inc 2,774,167
51,295 Hilton Worldwide Holdings, Inc 11,011,498
16,045 Hyatt Hotels Corp 2,363,910
100,709 Marriott International, Inc (Class A) 22,891,156
12,667 Marriott Vacations Worldwide Corp 1,071,375
289,245 McDonald's Corp 76,765,623
104,522 (a) MGM Resorts International 4,491,310
58,989 (a) Penn National Gaming, Inc 1,178,010
17,047 (a) Planet Fitness, Inc 1,256,364
66,365 (a) Royal Caribbean Cruises Ltd 10,400,723
61,137 Service Corp International 4,885,458
108,845 Starbucks Corp 8,484,468
29,344 Travel & Leisure Co 1,352,465
2,604 Vail Resorts, Inc 473,954
37,558 Wendy's Co 635,857
30,696 Wyndham Hotels & Resorts, Inc 2,324,301
40,504 Wynn Resorts Ltd 3,354,541
74,406 Yum! Brands, Inc 9,883,349
TOTAL CONSUMER SERVICES 201,393,667
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .2%
177,382 Albertsons Cos, Inc 3,517,485
56,536 (a) BJ's Wholesale Club Holdings, Inc 4,972,906
13,119 Casey's General Stores, Inc 5,088,073
94,177 Dollar General Corp 11,337,969
87,908 (a) Dollar Tree, Inc 9,172,321
44,769 (a) Grocery Outlet Holding Corp 875,682
284,423 Kroger Co 15,501,053
73,753 (a) Maplebear, Inc 2,543,741
56,131 (a) Performance Food Group Co 3,873,039
80,929 Sysco Corp 6,203,208
198,393 Target Corp 29,840,291
98,180 (a) US Foods Holding Corp 5,340,010
306,878 Walgreens Boots Alliance, Inc 3,642,642
1,861,425 Walmart, Inc 127,768,212
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 229,676,632
ENERGY - 7 .3%
87,959 Antero Midstream Corp 1,263,091
122,161 (a) Antero Resources Corp 3,545,112
155,096 APA Corp 4,837,444
427,893 Baker Hughes Co 16,568,017
318,008 Cabot Oil & Gas Corp 8,204,606
48,143 Cheniere Energy, Inc 8,792,838
57,388 Chesapeake Energy Corp 4,380,426
738,922 Chevron Corp 118,574,813
26,483 Chord Energy Corp 4,546,072

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
31,052 Civitas Resources, Inc $ 2,166,188
502,522 ConocoPhillips 55,880,446
269,762 Devon Energy Corp 12,686,907
76,229 Diamondback Energy, Inc 15,421,889
41,620 DT Midstream, Inc 3,136,483
246,723 EOG Resources, Inc 31,284,476
236,943 EQT Corp 8,176,903
1,924,780 Exxon Mobil Corp 228,259,660
377,919 Halliburton Co 13,106,231
42,277 Hess Corp 6,486,137
68,548 HF Sinclair Corp 3,528,166
831,093 Kinder Morgan, Inc 17,560,995
244,845 Marathon Oil Corp 6,867,902
151,018 Marathon Petroleum Corp 26,733,206
46,549 Matador Resources Co 2,861,833
13,143 (b) New Fortress Energy, Inc 259,443
165,869 NOV, Inc 3,453,393
273,189 Occidental Petroleum Corp 16,615,355
250,158 ONEOK, Inc 20,845,666
114,959 Ovintiv, Inc 5,338,696
211,816 Permian Resources Corp 3,249,258
181,674 Phillips 66 26,429,934
99,707 Range Resources Corp 3,113,850
612,659 Schlumberger Ltd 29,585,303
464,487 (a) Southwestern Energy Co 2,995,941
183,822 TechnipFMC plc 5,422,749
139,779 Valero Energy Corp 22,605,060
27,711 Viper Energy Partners LP 1,182,428
521,751 Williams Cos, Inc 22,403,988
TOTAL ENERGY 768,370,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .3%
45,835 Agree Realty Corp 3,161,240
74,250 Alexandria Real Estate Equities, Inc 8,708,782
144,708 American Homes 4 Rent 5,222,512
129,475 Americold Realty Trust, Inc 3,870,008
60,808 AvalonBay Communities, Inc 12,460,775
67,310 Boston Properties, Inc 4,799,876
138,493 Brixmor Property Group, Inc 3,527,417
44,349 Camden Property Trust 4,911,652
68,757 Cousins Properties, Inc 1,891,505
186,374 Crown Castle, Inc 20,516,050
95,896 CubeSmart 4,562,732
138,448 Digital Realty Trust, Inc 20,696,591
21,182 EastGroup Properties, Inc 3,960,822
28,494 EPR Properties 1,282,230
38,458 Equinix, Inc 30,391,050
78,980 Equity Lifestyle Properties, Inc 5,424,346
161,916 Equity Residential 11,274,211
27,363 Essex Property Trust, Inc 7,616,765
89,655 Extra Space Storage, Inc 14,310,731
34,410 Federal Realty Investment Trust 3,841,876
61,116 First Industrial Realty Trust, Inc 3,344,267
111,637 Gaming and Leisure Properties, Inc 5,604,177
175,969 Healthcare Realty Trust, Inc 3,112,892
303,855 Healthpeak Properties, Inc 6,630,116
34,675 Highwoods Properties, Inc 1,073,885
298,734 Host Hotels & Resorts Inc 5,230,832
262,318 Invitation Homes, Inc 9,251,956
53,542 Iron Mountain, Inc 5,491,267
44,431 Kilroy Realty Corp 1,642,614
282,349 Kimco Realty Corp 6,135,444
27,916 Lamar Advertising Co 3,346,012

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
226,255 Medical Properties Trust, Inc $ 1,088,287
49,774 Mid-America Apartment Communities, Inc 6,956,912
77,679 National Retail Properties, Inc 3,487,010
29,587 National Storage Affiliates Trust 1,259,519
105,747 Omega Healthcare Investors, Inc 3,849,191
77,690 Park Hotels & Resorts, Inc 1,170,011
396,266 Prologis, Inc 49,949,329
57,493 Public Storage, Inc 17,013,329
67,978 Rayonier, Inc 2,061,773
369,483 Realty Income Corp 21,219,409
78,785 Regency Centers Corp 5,305,382
97,537 Rexford Industrial Realty, Inc 4,887,579
44,797 SBA Communications Corp 9,834,733
103,190 Simon Property Group, Inc 15,833,474
76,423 STAG Industrial, Inc 3,118,823
52,866 Sun Communities, Inc 6,699,708
143,574 UDR, Inc 5,753,010
172,868 Ventas, Inc 9,410,934
446,905 VICI Properties, Inc 13,970,250
70,547 Vornado Realty Trust 2,115,705
253,751 Welltower, Inc 28,229,799
312,477 Weyerhaeuser Co 9,924,270
92,873 WP Carey, Inc 5,368,988
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 451,802,058
FINANCIAL SERVICES - 10 .9%
13,692 Affiliated Managers Group, Inc 2,541,509
97,622 (a) Affirm Holdings, Inc 2,761,726
292,095 AGNC Investment Corp 2,923,871
101,639 Ally Financial, Inc 4,574,771
152,177 American Express Co 38,506,868
3,780 Ameriprise Financial, Inc 1,625,665
214,480 Annaly Capital Management, Inc 4,270,297
56,373 Apollo Global Management, Inc 7,064,101
321,060 Bank of New York Mellon Corp 20,891,374
785,029 (a) Berkshire Hathaway, Inc 344,235,216
63,313 BlackRock, Inc 55,493,844
137,645 (a) Block, Inc 8,517,473
162,332 Capital One Financial Corp 24,577,065
97,807 Carlyle Group, Inc 4,864,920
45,218 Cboe Global Markets, Inc 8,297,955
575,528 Charles Schwab Corp 37,518,670
154,150 CME Group, Inc 29,860,396
13,538 (a) Coinbase Global, Inc 3,037,386
106,128 Corebridge Financial, Inc 3,136,082
565 (a) Credit Acceptance Corp 324,819
107,196 Discover Financial Services 15,435,152
18,519 (a) Euronet Worldwide, Inc 1,888,753
16,291 Evercore Partners, Inc (Class A) 4,079,103
10,530 Factset Research Systems, Inc 4,349,838
240,973 Fidelity National Information Services, Inc 18,513,956
170,339 (a) Fiserv, Inc 27,862,350
122,131 Franklin Resources, Inc 2,793,136
109,114 Global Payments, Inc 11,090,347
98,864 Goldman Sachs Group, Inc 50,324,742
19,420 Houlihan Lokey, Inc 2,917,855
44,520 Interactive Brokers Group, Inc (Class A) 5,309,900
243,658 Intercontinental Exchange, Inc 36,928,806
162,301 Invesco Ltd 2,801,315
335,479 iShares Russell 1000 Value Index Fund 61,523,494
31,086 Jack Henry & Associates, Inc 5,330,627
54,213 Janus Henderson Group plc 2,018,350
55,428 Jefferies Financial Group, Inc 3,240,875

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
205,620 KKR & Co, Inc $ 25,383,789
3,003 Lazard, Inc 147,658
15,832 MarketAxess Holdings, Inc 3,538,927
114,007 MGIC Investment Corp 2,831,934
468,471 Morgan Stanley 48,350,892
13,867 MSCI, Inc (Class A) 7,498,719
176,566 Nasdaq Stock Market, Inc 11,949,987
86,696 Northern Trust Corp 7,685,600
51,106 OneMain Holdings, Inc 2,670,800
448,652 (a) PayPal Holdings, Inc 29,512,329
81,051 Raymond James Financial, Inc 9,401,916
224,156 Rithm Capital Corp 2,602,451
293,503 (a) Robinhood Markets, Inc 6,037,357
41,197 (a) Rocket Cos, Inc 666,979
134,213 S&P Global, Inc 65,057,067
43,319 SEI Investments Co 2,938,761
93,506 SLM Corp 2,121,651
371,835 (a),(b) SoFi Technologies, Inc 2,803,636
136,362 Starwood Property Trust, Inc 2,720,422
129,203 State Street Corp 10,978,379
41,536 Stifel Financial Corp 3,682,997
171,886 Synchrony Financial 8,730,090
94,026 T Rowe Price Group, Inc 10,738,709
25,692 TFS Financial Corp 348,384
23,548 TPG, Inc 1,200,713
30,101 Tradeweb Markets, Inc 3,361,680
41,634 (b) UWM Holdings Corp 349,726
40,188 Virtu Financial, Inc 1,097,936
44,811 Voya Financial, Inc 3,259,104
119,404 Western Union Co 1,419,714
16,225 (a) WEX, Inc 2,976,476
157,208 XP, Inc 2,689,829
TOTAL FINANCIAL SERVICES 1,146,187,219
FOOD, BEVERAGE & TOBACCO - 3 .7%
737,059 Altria Group, Inc 36,123,262
211,381 Archer-Daniels-Midland Co 13,107,736
3,106 (a) Boston Beer Co, Inc (Class A) 870,332
20,866 Brown-Forman Corp (Class A) 951,281
73,847 Brown-Forman Corp (Class B) 3,334,931
60,370 Bunge Global S.A. 6,352,735
82,294 Campbell Soup Co 3,856,297
710,921 Coca-Cola Co 47,446,868
2,528 Coca-Cola Consolidated Inc 2,896,810
204,256 ConAgra Brands, Inc 6,193,042
68,226 Constellation Brands, Inc (Class A) 16,726,286
73,484 (a) Darling International, Inc 2,919,519
73,543 Flowers Foods, Inc 1,656,188
13,586 (a) Freshpet, Inc 1,653,416
242,122 General Mills, Inc 16,256,071
54,456 Hershey Co 10,753,971
124,275 Hormel Foods Corp 3,990,470
28,083 Ingredion, Inc 3,492,683
44,232 J.M. Smucker Co 5,217,164
112,381 Kellogg Co 6,534,955
454,533 Keurig Dr Pepper, Inc 15,581,391
379,622 Kraft Heinz Co 13,366,491
41,874 Lamb Weston Holdings, Inc 2,513,277
107,978 McCormick & Co, Inc 8,315,386
75,021 Molson Coors Brewing Co (Class B) 3,964,860
574,274 Mondelez International, Inc 39,251,628
64,900 (a) Monster Beverage Corp 3,339,105
123,822 PepsiCo, Inc 21,380,345

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
666,701 Philip Morris International, Inc $ 76,777,287
12,737 (a) Pilgrim's Pride Corp 525,146
20,620 (a) Post Holdings, Inc 2,255,003
35 Seaboard Corp 113,677
120,569 Tyson Foods, Inc (Class A) 7,342,652
TOTAL FOOD, BEVERAGE & TOBACCO 385,060,265
HEALTH CARE EQUIPMENT & SERVICES - 7 .6%
741,810 Abbott Laboratories 78,587,351
40,432 (a) Acadia Healthcare Co, Inc 2,622,015
13,298 (a) Align Technology, Inc 3,083,540
12,882 (a) Amedisys, Inc 1,263,080
218,282 Baxter International, Inc 7,818,861
123,969 Becton Dickinson & Co 29,883,967
629,902 (a) Boston Scientific Corp 46,537,160
42,390 Cardinal Health, Inc 4,274,184
228,694 (a) Centene Corp 17,591,143
32,917 (a) Certara, Inc 513,834
5,713 Chemed Corp 3,257,324
108,654 Cigna Group 37,884,390
83,661 (a) Cooper Cos, Inc 7,808,081
540,932 CVS Health Corp 32,634,428
97,965 Dentsply Sirona, Inc 2,658,770
47,478 (a) Doximity, Inc 1,329,384
207,341 (a) Edwards Lifesciences Corp 13,072,850
83,762 Elevance Health, Inc 44,563,897
39,111 Encompass Health Corp 3,634,976
24,845 (a) Enovis Corp 1,183,616
75,857 (a) Envista Holdings Corp 1,294,879
165,596 GE HealthCare Technologies, Inc 14,014,390
47,985 (a) Globus Medical, Inc 3,453,001
62,576 HCA, Inc 22,718,217
54,753 (a) Henry Schein, Inc 3,938,931
99,058 (a) Hologic, Inc 8,084,123
51,683 Humana, Inc 18,689,090
36,030 Labcorp Holdings, Inc 7,762,303
8,812 (a) Masimo Corp 942,708
32,065 McKesson Corp 19,784,746
570,070 Medtronic plc 45,788,022
9,185 (a) Molina Healthcare, Inc 3,134,565
56,048 Premier, Inc 1,175,887
66,048 (a) Project Roadrunner Parent, Inc 850,698
47,580 Quest Diagnostics, Inc 6,770,634
23,974 (a) QuidelOrtho Corp 941,939
45,314 Resmed, Inc 9,663,211
57,931 (a) Solventum Corp 3,410,977
42,248 STERIS plc 10,087,133
109,098 Stryker Corp 35,724,140
20,186 Teleflex, Inc 4,459,491
41,554 (a) Tenet Healthcare Corp 6,220,634
367,599 UnitedHealth Group, Inc 211,795,840
24,807 Universal Health Services, Inc (Class B) 5,302,744
87,644 Zimmer Biomet Holdings, Inc 9,759,159
TOTAL HEALTH CARE EQUIPMENT & SERVICES 795,970,313
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
55,851 (a) BellRing Brands, Inc 2,864,039
104,584 Church & Dwight Co, Inc 10,250,278
156,816 Colgate-Palmolive Co 15,554,579
173,464 (a) Coty, Inc 1,725,967
63,153 Estee Lauder Cos (Class A) 6,290,671
820,957 Kenvue, Inc 15,179,495
84,925 Kimberly-Clark Corp 11,469,121
786,312 Procter & Gamble Co 126,407,517

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
17,046 Reynolds Consumer Products, Inc $ 474,220
10,684 Spectrum Brands Holdings, Inc 903,973
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 191,119,860
INSURANCE - 4 .0%
245,201 Aflac, Inc 23,387,271
95,045 Allstate Corp 16,264,100
30,717 American Financial Group, Inc 4,022,698
288,903 American International Group, Inc 22,889,785
84,180 Aon plc 27,653,972
154,644 (a) Arch Capital Group Ltd 14,811,802
22,293 Assurant, Inc 3,898,377
25,181 Assured Guaranty Ltd 2,074,159
32,115 Axis Capital Holdings Ltd 2,432,711
25,806 (a) Brighthouse Financial, Inc 1,286,945
57,330 Brown & Brown, Inc 5,700,322
173,508 Chubb Ltd 47,829,215
65,625 Cincinnati Financial Corp 8,571,938
7,493 CNA Financial Corp 368,356
15,438 Everest Re Group Ltd 6,065,127
111,227 Fidelity National Financial, Inc 6,163,088
46,433 First American Financial Corp 2,812,911
86,146 Gallagher (Arthur J.) & Co 24,421,530
40,093 Globe Life, Inc 3,718,225
13,943 Hanover Insurance Group, Inc 1,917,023
127,261 Hartford Financial Services Group, Inc 14,115,790
26,911 Kemper Corp 1,723,919
69,303 Lincoln National Corp 2,307,790
77,651 Loews Corp 6,208,197
4,205 (a) Markel Corp 6,891,364
182,470 Marsh & McLennan Cos, Inc 40,612,348
255,595 Metlife, Inc 19,642,476
107,968 Old Republic International Corp 3,737,852
14,810 Primerica, Inc 3,728,714
100,003 Principal Financial Group 8,151,245
39,358 Progressive Corp 8,427,335
154,095 Prudential Financial, Inc 19,311,185
28,153 Reinsurance Group of America, Inc (Class A) 6,346,531
22,222 RenaissanceRe Holdings Ltd 5,153,504
15,486 RLI Corp 2,332,037
97,960 Travelers Cos, Inc 21,202,462
81,795 Unum Group 4,705,666
133,126 W.R. Berkley Corp 7,339,236
960 White Mountains Insurance Group Ltd 1,714,560
43,816 Willis Towers Watson plc 12,368,381
TOTAL INSURANCE 422,310,147
MATERIALS - 4 .5%
95,173 Air Products & Chemicals, Inc 25,111,396
50,282 Albemarle Corp 4,709,915
107,384 Alcoa Corp 3,547,967
52,883 (a) Allegheny Technologies, Inc 3,580,708
616,499 Amcor plc 6,491,735
28,292 Aptargroup, Inc 4,158,358
23,104 Ashland, Inc 2,233,002
21,394 Avery Dennison Corp 4,638,861
91,513 (a) Axalta Coating Systems Ltd 3,262,438
133,467 Ball Corp 8,519,199
49,641 Berry Global Group, Inc 3,262,407
35,568 Celanese Corp (Series A) 5,020,423
80,242 CF Industries Holdings, Inc 6,129,686
59,167 Chemours Co 1,430,066
135,007 (a) Cleveland-Cliffs, Inc 2,072,357
299,878 Corteva, Inc 16,823,156

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
294,569 CRH plc $ 25,244,563
49,182 Crown Holdings, Inc 4,362,443
301,719 Dow, Inc 16,434,634
179,280 DuPont de Nemours, Inc 15,005,736
3,550 Eagle Materials, Inc 966,665
50,124 Eastman Chemical Co 5,179,313
14,130 Ecolab, Inc 3,259,650
95,916 Element Solutions, Inc 2,584,936
49,281 FMC Corp 2,876,039
613,668 Freeport-McMoRan, Inc (Class B) 27,866,664
130,333 Graphic Packaging Holding Co 3,923,023
78,504 Huntsman Corp 1,878,601
109,612 International Flavors & Fragrances, Inc 10,904,202
148,489 International Paper Co 6,901,769
206,059 Linde plc 93,447,757
8,337 Louisiana-Pacific Corp 818,360
111,591 LyondellBasell Industries NV 11,098,841
24,808 Martin Marietta Materials, Inc 14,719,827
137,123 Mosaic Co 4,082,152
44,935 (a),(b) MP Materials Corp 607,521
3,003 NewMarket Corp 1,684,293
494,941 Newmont Goldcorp Corp 24,286,755
102,759 Nucor Corp 16,743,551
55,661 Olin Corp 2,538,698
37,999 Packaging Corp of America 7,594,860
100,183 PPG Industries, Inc 12,721,237
24,476 Reliance Steel & Aluminum Co 7,454,411
28,069 Royal Gold, Inc 3,876,890
42,169 RPM International, Inc 5,121,847
18,203 Scotts Miracle-Gro Co (Class A) 1,430,756
58,982 Sealed Air Corp 2,244,265
8,950 Sherwin-Williams Co 3,139,660
31,433 Silgan Holdings, Inc 1,616,599
109,633 (a) Smurfit WestRock plc 4,915,944
45,226 Sonoco Products Co 2,438,586
63,706 Steel Dynamics, Inc 8,486,913
94,288 United States Steel Corp 3,874,294
42,091 Vulcan Materials Co 11,554,400
15,923 Westlake Chemical Corp 2,354,375
TOTAL MATERIALS 477,232,704
MEDIA & ENTERTAINMENT - 2 .4%
40,225 (a) Charter Communications, Inc 15,274,237
1,669,015 Comcast Corp (Class A) 68,880,249
114,642 Electronic Arts, Inc 17,304,063
101,906 Fox Corp (Class A) 3,876,504
53,506 Fox Corp (Class B) 1,895,718
37,178 (a) IAC, Inc 1,963,370
161,475 Interpublic Group of Cos, Inc 5,194,651
35,709 (a) Liberty Broadband Corp 2,406,430
4,845 (a) Liberty Broadband Corp (Class A) 320,836
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 473,630
54,082 (a) Liberty Media Corp-Liberty Formula One (Class C) 4,373,611
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 321,423
20,174 (a) Liberty Media Corp-Liberty Live (Class C) 787,189
71,149 (a) Liberty Media Corp-Liberty SiriusXM 1,601,564
36,114 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 816,899
7,004 (a) Madison Square Garden Sports Corp 1,403,672
113,464 (a) Match Group, Inc 4,327,517
68,904 New York Times Co (Class A) 3,692,565
163,107 News Corp (Class A) 4,498,491
56,770 News Corp (Class B) 1,617,377
7,802 Nexstar Media Group, Inc 1,441,732

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
82,979 Omnicom Group, Inc $ 8,135,261
5,322 Paramount Global (Class A) 121,874
237,739 Paramount Global (Class B) 2,714,979
30,151 Playtika Holding Corp 230,052
45,462 (a) Roku, Inc 2,646,343
195,473 (b) Sirius XM Holdings, Inc 674,382
71,929 (a) Take-Two Interactive Software, Inc 10,827,472
29,183 TKO Group Holdings, Inc 3,191,161
50,439 (a) TripAdvisor, Inc 889,240
9,242 (a),(b) Trump Media & Technology Group Corp 265,615
787,700 Walt Disney Co 73,799,613
1,022,718 (a) Warner Bros Discovery, Inc 8,846,511
133,747 (a) ZoomInfo Technologies, Inc 1,519,366
TOTAL MEDIA & ENTERTAINMENT 256,333,597
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
14,721 (a) 10X Genomics, Inc 304,283
431,591 AbbVie, Inc 79,982,444
125,566 Agilent Technologies, Inc 17,755,032
6,063 (a) Alnylam Pharmaceuticals, Inc 1,439,720
50,828 Amgen, Inc 16,898,785
290,720 (a) Avantor, Inc 7,776,760
62,449 (a) Biogen, Inc 13,314,127
80,935 (a) BioMarin Pharmaceutical, Inc 6,825,249
8,274 (a) Bio-Rad Laboratories, Inc (Class A) 2,799,591
66,575 Bio-Techne Corp 5,431,854
869,868 Bristol-Myers Squibb Co 41,370,922
25,787 (a) Brooks Automation, Inc 1,606,272
16,447 Bruker BioSciences Corp 1,126,784
77,570 (a) Catalent, Inc 4,603,004
21,892 (a) Charles River Laboratories International, Inc 5,343,837
283,907 Danaher Corp 78,664,952
210,477 (a) Elanco Animal Health, Inc 2,744,620
47,245 (a) Exact Sciences Corp 2,158,152
20,367 (a) Exelixis, Inc 477,606
27,651 (a) Fortrea Holdings, Inc 762,891
535,232 Gilead Sciences, Inc 40,709,746
8,586 (a) GRAIL, Inc 132,053
68,285 (a) Illumina, Inc 8,371,741
74,777 (a) Incyte Corp 4,865,739
9,564 (a) Ionis Pharmaceuticals, Inc 473,036
68,536 (a) IQVIA Holdings, Inc 16,875,619
26,083 (a) Jazz Pharmaceuticals plc 2,875,651
1,034,585 Johnson & Johnson 163,309,242
9,046 (a) Mettler-Toledo International, Inc 13,759,237
138,542 (a) Moderna, Inc 16,516,977
103,952 Organon & Co 2,272,391
52,735 PerkinElmer, Inc 6,624,043
62,527 Perrigo Co plc 1,767,638
2,431,528 Pfizer, Inc 74,258,865
94,680 QIAGEN NV 4,212,313
41,050 (a) Regeneron Pharmaceuticals, Inc 44,300,750
20,463 (a) Repligen Corp 3,424,483
150,219 (a) Roivant Sciences Ltd 1,629,876
172,178 Royalty Pharma plc 4,850,254
53,823 (a) Sotera Health Co 746,525
163,778 Thermo Fisher Scientific, Inc 100,451,599
18,718 (a) United Therapeutics Corp 5,864,162
55,443 (a) Vertex Pharmaceuticals, Inc 27,484,204
508,719 Viatris, Inc 6,135,151
9,853 (a) Waters Corp 3,313,367
12,229 West Pharmaceutical Services, Inc 3,744,153

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
34,322 Zoetis, Inc $ 6,179,333
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 856,535,033
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
131,130 (a) CBRE Group, Inc 14,779,662
10,441 (a) Howard Hughes Holdings, Inc 774,409
13,974 (a) Jones Lang LaSalle, Inc 3,506,077
17,081 (a) Zillow Group, Inc (Class A) 809,639
71,646 (a) Zillow Group, Inc (Class C) 3,489,160
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,358,947
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .6%
234,733 (a) Advanced Micro Devices, Inc 33,914,224
32,236 (a) Allegro MicroSystems, Inc 774,953
48,317 Amkor Technology, Inc 1,578,033
212,494 Analog Devices, Inc 49,166,862
28,901 Applied Materials, Inc 6,132,792
8,971 (a),(b) Astera Labs, Inc 393,289
22,685 (a) Cirrus Logic, Inc 2,959,939
45,703 (a) First Solar, Inc 9,871,391
36,350 (a),(b) GLOBALFOUNDRIES, Inc 1,854,213
1,827,556 Intel Corp 56,179,071
7,820 (a) Lattice Semiconductor Corp 414,460
23,908 (a) MACOM Technology Solutions Holdings, Inc 2,412,795
338,024 Marvell Technology, Inc 22,640,848
227,322 Microchip Technology, Inc 20,181,647
472,750 Micron Technology, Inc 51,917,405
26,963 MKS Instruments, Inc 3,394,642
184,036 (a) ON Semiconductor Corp 14,400,817
15,595 (a) Onto Innovation, Inc 2,983,324
41,288 (a) Qorvo, Inc 4,946,302
29,693 QUALCOMM, Inc 5,372,948
68,846 Skyworks Solutions, Inc 7,822,283
5,839 Teradyne, Inc 765,843
343,126 Texas Instruments, Inc 69,932,510
9,916 Universal Display Corp 2,207,500
46,874 (a) Wolfspeed, Inc 883,575
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 373,101,666
SOFTWARE & SERVICES - 3 .1%
269,103 Accenture plc 88,970,834
64,530 (a) Akamai Technologies, Inc 6,342,008
49,091 Amdocs Ltd 4,293,990
37,398 (a) Ansys, Inc 11,729,135
12,733 (a) Aspentech Corp 2,393,167
32,965 (a) BILL Holdings, Inc 1,646,931
157,682 (a) CCC Intelligent Solutions Holdings, Inc 1,617,817
56,788 (a),(b) Ceridian HCM Holding, Inc 3,366,393
213,375 Cognizant Technology Solutions Corp (Class A) 16,148,220
23,230 Dolby Laboratories, Inc (Class A) 1,829,595
27,079 (a) DoubleVerify Holdings, Inc 571,908
74,065 (a) Dropbox, Inc 1,771,635
76,594 (a) DXC Technology Co 1,557,922
22,312 (a) EPAM Systems, Inc 4,799,981
1,586 (a) Fair Isaac Corp 2,537,600
49,787 (a) Fortinet, Inc 2,889,637
241,232 Gen Digital, Inc 6,269,620
4,470 (a) Globant S.A. 870,354
19,119 (a) Guidewire Software, Inc 2,869,188
8,988 (a) HashiCorp, Inc 303,345
18,478 (a) Informatica, Inc 442,363
393,438 International Business Machines Corp 75,595,177
95,123 (a) Kyndryl Holdings, Inc 2,555,955
6,290 (a) MicroStrategy, Inc (Class A) 10,154,828

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
13,476 (a) nCino OpCo, Inc $ 441,474
74,528 (a) Nutanix, Inc 3,764,409
36,633 (a) Okta, Inc 3,441,304
12,937 (a) Paycor HCM, Inc 160,548
19,943 (a) PTC, Inc 3,546,863
45,783 Roper Industries, Inc 24,940,289
61,125 Salesforce, Inc 15,819,150
80,695 (a) SentinelOne, Inc 1,847,915
59,872 (a) Twilio, Inc 3,540,231
2,726 (a) Tyler Technologies, Inc 1,548,668
37,819 (a) UiPath, Inc 460,257
63,313 (a) Unity Software, Inc 1,035,801
34,764 (a) VeriSign, Inc 6,501,216
106,834 (a) Zoom Video Communications, Inc 6,452,774
TOTAL SOFTWARE & SERVICES 325,028,502
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
211,209 Amphenol Corp (Class A) 13,572,290
24,940 (a) Arrow Electronics, Inc 3,084,829
42,751 Avnet, Inc 2,298,294
28,623 CDW Corp 6,242,963
66,784 (a) Ciena Corp 3,522,188
1,738,938 Cisco Systems, Inc 84,251,546
69,691 Cognex Corp 3,458,067
56,100 (a) Coherent Corp 3,909,048
328,576 Corning, Inc 13,146,326
21,764 Crane NXT Co 1,368,520
89,419 Dell Technologies, Inc 10,165,152
25,036 (a) F5 Networks, Inc 5,098,331
556,219 Hewlett Packard Enterprise Co 11,074,320
317,811 HP, Inc 11,469,799
12,912 (a) IPG Photonics Corp 1,038,125
46,217 Jabil Inc 5,207,269
137,781 Juniper Networks, Inc 5,192,966
74,697 (a) Keysight Technologies, Inc 10,425,460
11,209 Littelfuse, Inc 2,994,036
29,442 (a) Lumentum Holdings, Inc 1,524,507
37,025 Motorola Solutions, Inc 14,770,013
48,753 NetApp, Inc 6,190,656
15,909 (a) Pure Storage, Inc 953,426
31,379 TD SYNNEX Corp 3,739,435
20,114 (a) Teledyne Technologies, Inc 8,485,292
104,386 (a) Trimble Inc 5,693,213
1,001 (b) Ubiquiti, Inc 185,756
66,186 Vontier Corp 2,596,477
139,862 (a) Western Digital Corp 9,377,747
17,231 (a) Zebra Technologies Corp (Class A) 6,051,355
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 257,087,406
TELECOMMUNICATION SERVICES - 1 .7%
3,078,757 AT&T, Inc 59,266,072
101,739 (a) Frontier Communications Parent, Inc 2,980,953
43,240 (a),(c) GCI Liberty, Inc 432
46,682 Iridium Communications, Inc 1,339,773
71,090 (a) Liberty Global Ltd 1,385,544
73,738 (a) Liberty Global Ltd 1,482,871
207,502 T-Mobile US, Inc 37,823,465
1,807,303 Verizon Communications, Inc 73,231,918
TOTAL TELECOMMUNICATION SERVICES 177,511,028
TRANSPORTATION - 2 .1%
50,075 (a) Alaska Air Group, Inc 1,879,315
3,876 (a),(b) Amerco, Inc 258,878
260,343 (a) American Airlines Group, Inc 2,770,049

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
3,053 Avis Budget Group, Inc $ 308,384
49,163 CH Robinson Worldwide, Inc 4,377,965
837,830 CSX Corp 29,407,833
276,143 Delta Air Lines, Inc 11,879,672
50,647 Expeditors International Washington, Inc 6,321,759
97,069 FedEx Corp 29,339,105
54,226 (a) GXO Logistics, Inc 3,035,571
35,592 JB Hunt Transport Services, Inc 6,162,755
24,825 (a) Kirby Corp 3,050,496
72,379 Knight-Swift Transportation Holdings, Inc 3,939,589
15,244 Landstar System, Inc 2,900,171
48,120 (a) Lyft, Inc (Class A) 579,846
96,896 Norfolk Southern Corp 24,181,366
17,867 Ryder System, Inc 2,504,239
4,722 (a) Saia, Inc 1,973,088
21,540 Schneider National, Inc 579,641
256,095 Southwest Airlines Co 6,899,199
23,814 U-Haul Holding Co 1,517,666
136,310 Union Pacific Corp 33,631,766
140,323 (a) United Airlines Holdings, Inc 6,373,471
312,618 United Parcel Service, Inc (Class B) 40,756,009
TOTAL TRANSPORTATION 224,627,833
UTILITIES - 4 .5%
303,952 AES Corp 5,407,306
109,829 Alliant Energy Corp 6,113,082
114,055 Ameren Corp 9,041,140
226,107 American Electric Power Co, Inc 22,185,619
83,610 American Water Works Co, Inc 11,902,720
64,480 Atmos Energy Corp 8,245,702
30,989 Avangrid, Inc 1,105,378
61,700 Brookfield Renewable Corp 1,733,770
271,542 Centerpoint Energy, Inc 7,535,291
14,977 Clearway Energy, Inc (Class A) 368,884
35,390 Clearway Energy, Inc (Class C) 944,205
127,577 CMS Energy Corp 8,266,990
148,469 Consolidated Edison, Inc 14,478,697
113,555 Constellation Energy Corp 21,552,739
359,294 Dominion Energy, Inc 19,207,857
88,621 DTE Energy Co 10,681,489
330,877 Duke Energy Corp 36,154,930
163,078 Edison International 13,047,871
91,384 Entergy Corp 10,597,802
107,922 Essential Utilities, Inc 4,387,029
95,451 Evergy, Inc 5,536,158
150,553 Eversource Energy 9,772,395
428,947 Exelon Corp 15,956,828
245,976 FirstEnergy Corp 10,308,854
21,671 Idacorp, Inc 2,118,340
35,619 National Fuel Gas Co 2,086,917
881,841 NextEra Energy, Inc 67,363,834
184,560 NiSource, Inc 5,767,500
54,171 NRG Energy, Inc 4,072,034
85,673 OGE Energy Corp 3,321,542
916,434 PG&E Corp 16,724,921
48,432 Pinnacle West Capital Corp 4,145,295
316,585 PPL Corp 9,408,906
213,778 Public Service Enterprise Group, Inc 17,053,071
271,610 Sempra Energy 21,745,097
469,610 Southern Co 39,221,827
96,800 UGI Corp 2,398,704
135,583 WEC Energy Group, Inc 11,668,273

Nuveen Large Cap Value Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
238,436 Xcel Energy, Inc $ 13,896,050
TOTAL UTILITIES 475,525,047
TOTAL COMMON STOCKS 10,503,135,146
(Cost $7,117,384,978)
TOTAL LONG-TERM INVESTMENTS 10,503,135,146
(Cost $7,117,384,978)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0 .0%
$ 1,022,000 (d) Fixed Income Clearing Corporation 5 .340% 08/01/24 1,022,000
TOTAL REPURCHASE AGREEMENT 1,022,000
TOTAL SHORT-TERM INVESTMENTS 1,022,000
(Cost $1,022,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
14,104,470 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (f) 14,104,470
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 14,104,470
(Cost $14,104,470)
TOTAL INVESTMENTS - 100.1% 10,518,261,616
(Cost $7,132,511,448)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (9,995,282)
NET ASSETS - 100.0% $ 10,508,266,334
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,961,452.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $1,022,152 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $1,042,515.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen S&P 500 Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.6%
59,088 (a) Aptiv plc $ 4,100,116
51,799 BorgWarner, Inc 1,829,023
852,079 Ford Motor Co 9,219,495
248,044 General Motors Co 10,993,310
606,152 (a) Tesla, Inc 140,669,694
TOTAL AUTOMOBILES & COMPONENTS 166,811,638
BANKS - 3.3%
1,487,539 Bank of America Corp 59,962,697
421,736 Citigroup, Inc 27,362,232
102,731 Citizens Financial Group, Inc 4,383,532
153,006 Fifth Third Bancorp 6,478,274
309,423 Huntington Bancshares, Inc 4,625,874
627,816 JPMorgan Chase & Co 133,599,245
213,449 Keycorp 3,442,932
34,717 M&T Bank Corp 5,977,226
85,686 PNC Financial Services Group, Inc 15,517,735
198,854 Regions Financial Corp 4,448,364
293,505 Truist Financial Corp 13,116,738
344,667 US Bancorp 15,468,655
762,230 Wells Fargo & Co 45,230,728
TOTAL BANKS 339,614,232
CAPITAL GOODS - 5.6%
121,658 3M Co 15,517,478
24,914 A.O. Smith Corp 2,118,686
17,465 Allegion plc 2,389,387
50,728 Ametek, Inc 8,800,293
14,783 (a) Axon Enterprise, Inc 4,435,048
124,927 (a) Boeing Co 23,811,086
27,205 (a) Builders FirstSource, Inc 4,553,301
184,111 Carrier Global Corp 12,539,800
106,930 Caterpillar, Inc 37,019,166
29,902 Cummins, Inc 8,725,404
56,995 Deere & Co 21,201,000
30,438 Dover Corp 5,608,506
87,553 Eaton Corp plc 26,685,279
124,845 Emerson Electric Co 14,620,598
124,132 Fastenal Co 8,782,339
75,840 Fortive Corp 5,449,104
60,228 (a) GE Vernova, Inc 10,735,039
11,474 (a) Generac Holdings, Inc 1,786,272
49,941 General Dynamics Corp 14,917,876
239,199 General Electric Co 40,711,670
142,340 Honeywell International, Inc 29,144,115
84,551 Howmet Aerospace, Inc 8,091,531
11,885 Hubbell, Inc 4,702,300
9,069 Huntington Ingalls Industries, Inc 2,539,139
15,850 IDEX Corp 3,304,408
59,426 Illinois Tool Works, Inc 14,694,861
90,129 Ingersoll Rand, Inc 9,048,952
146,340 Johnson Controls International plc 10,469,164
42,526 L3Harris Technologies, Inc 9,648,724
46,641 Lockheed Martin Corp 25,275,691
50,006 Masco Corp 3,892,967
11,898 Nordson Corp 2,978,426
30,772 Northrop Grumman Corp 14,903,495
88,894 Otis Worldwide Corp 8,400,483

Nuveen S&P 500 Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
115,979 PACCAR, Inc $ 11,442,488
27,954 Parker-Hannifin Corp 15,686,667
38,114 Pentair plc 3,349,077
31,481 Quanta Services, Inc 8,354,428
25,620 Rockwell Automation, Inc 7,139,013
290,177 RTX Corp 34,092,896
11,731 Snap-On, Inc 3,367,149
33,121 Stanley Black & Decker, Inc 3,498,240
39,986 Textron, Inc 3,714,699
49,979 Trane Technologies plc 16,706,980
12,246 TransDigm Group, Inc 15,849,018
14,702 United Rentals, Inc 11,130,884
9,641 W.W. Grainger, Inc 9,417,425
38,627 Westinghouse Air Brake Technologies Corp 6,224,741
53,036 Xylem, Inc 7,080,306
TOTAL CAPITAL GOODS 574,555,599
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
89,211 Automatic Data Processing, Inc 23,428,593
25,418 Broadridge Financial Solutions, Inc 5,439,452
18,948 Cintas Corp 14,475,135
193,118 (a) Copart, Inc 10,105,865
89,164 (a) CoStar Group, Inc 6,956,575
26,695 Equifax, Inc 7,457,782
28,711 Jacobs Solutions, Inc 4,201,855
28,749 Leidos Holdings, Inc 4,151,356
69,997 Paychex, Inc 8,961,016
11,107 Paycom Software, Inc 1,852,537
44,895 Republic Services, Inc 8,723,996
62,217 Rollins, Inc 2,980,816
48,875 Veralto Corp 5,208,120
31,926 Verisk Analytics, Inc 8,356,630
79,606 Waste Management, Inc 16,132,952
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 128,432,680
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
2,003,589 (a) Amazon.com, Inc 374,631,071
3,793 (a) Autozone, Inc 11,886,086
48,105 Bath & Body Works, Inc 1,767,859
39,575 Best Buy Co, Inc 3,424,029
32,133 (a) Carmax, Inc 2,713,311
110,625 eBay, Inc 6,151,856
26,973 (a) Etsy, Inc 1,757,021
30,791 Genuine Parts Co 4,529,664
216,663 Home Depot, Inc 79,766,650
57,527 LKQ Corp 2,387,371
126,020 Lowe's Cos, Inc 30,939,170
13,004 (a) O'Reilly Automotive, Inc 14,646,925
8,403 Pool Corp 3,143,058
72,942 Ross Stores, Inc 10,447,483
249,674 TJX Cos, Inc 28,218,156
24,060 Tractor Supply Co 6,335,479
10,136 (a) Ulta Beauty, Inc 3,698,525
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 586,443,714
CONSUMER DURABLES & APPAREL - 0.8%
5,562 (a) Deckers Outdoor Corp 5,131,668
63,897 DR Horton, Inc 11,496,987
32,790 (a) Garmin Ltd 5,615,288
29,707 Hasbro, Inc 1,914,913
54,243 Lennar Corp (Class A) 9,597,214
24,724 (a) Lululemon Athletica, Inc 6,395,110
10,889 (a) Mohawk Industries, Inc 1,753,891
263,839 Nike, Inc (Class B) 19,750,988

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
679 (a) NVR, Inc $ 5,844,479
46,715 Pulte Homes, Inc 6,166,380
8,795 Ralph Lauren Corp 1,544,314
51,312 Tapestry, Inc 2,057,098
TOTAL CONSUMER DURABLES & APPAREL 77,268,330
CONSUMER SERVICES - 1.8%
94,539 (a) Airbnb, Inc 13,193,863
7,418 Booking Holdings, Inc 27,557,944
46,216 (a) Caesars Entertainment, Inc 1,846,329
216,844 (a) Carnival Corp 3,612,621
298,650 (a) Chipotle Mexican Grill, Inc (Class A) 16,222,668
26,368 Darden Restaurants, Inc 3,857,375
7,380 Domino's Pizza, Inc 3,163,806
27,015 (a) Expedia Group, Inc 3,449,005
54,638 Hilton Worldwide Holdings, Inc 11,729,139
81,806 Las Vegas Sands Corp 3,245,244
52,477 Marriott International, Inc (Class A) 11,928,022
157,587 McDonald's Corp 41,823,590
60,074 (a) MGM Resorts International 2,581,380
94,992 (a) Norwegian Cruise Line Holdings Ltd 1,750,702
52,362 (a) Royal Caribbean Cruises Ltd 8,206,173
251,003 Starbucks Corp 19,565,684
19,644 Wynn Resorts Ltd 1,626,916
60,622 Yum! Brands, Inc 8,052,420
TOTAL CONSUMER SERVICES 183,412,881
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
96,933 Costco Wholesale Corp 79,678,926
47,277 Dollar General Corp 5,691,678
44,677 (a) Dollar Tree, Inc 4,661,598
146,972 Kroger Co 8,009,974
108,720 Sysco Corp 8,333,388
102,491 Target Corp 15,415,671
150,031 Walgreens Boots Alliance, Inc 1,780,868
933,875 Walmart, Inc 64,101,180
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 187,673,283
ENERGY - 3.7%
70,133 APA Corp 2,187,448
215,586 Baker Hughes Co 8,347,490
168,148 Cabot Oil & Gas Corp 4,338,219
374,690 Chevron Corp 60,126,504
255,667 ConocoPhillips 28,430,170
139,059 Devon Energy Corp 6,539,945
39,520 Diamondback Energy, Inc 7,995,291
125,700 EOG Resources, Inc 15,938,760
129,762 EQT Corp 4,478,087
980,779 Exxon Mobil Corp 116,310,582
191,869 Halliburton Co 6,654,017
61,354 Hess Corp 9,412,931
420,254 Kinder Morgan, Inc 8,879,967
120,456 Marathon Oil Corp 3,378,791
77,061 Marathon Petroleum Corp 13,641,338
147,059 Occidental Petroleum Corp 8,944,128
125,526 ONEOK, Inc 10,460,082
92,684 Phillips 66 13,483,668
311,261 Schlumberger Ltd 15,030,794
50,130 Targa Resources Corp 6,781,586
71,504 Valero Energy Corp 11,563,627
263,529 Williams Cos, Inc 11,315,935
TOTAL ENERGY 374,239,360
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
35,211 Alexandria Real Estate Equities, Inc 4,129,898

Nuveen S&P 500 Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
103,324 American Tower Corp $ 22,772,610
31,293 AvalonBay Communities, Inc 6,412,562
29,424 Boston Properties, Inc 2,098,225
24,190 Camden Property Trust 2,679,042
93,696 Crown Castle, Inc 10,314,056
71,009 Digital Realty Trust, Inc 10,615,135
20,612 Equinix, Inc 16,288,427
74,179 Equity Residential 5,165,084
14,754 Essex Property Trust, Inc 4,106,923
46,940 Extra Space Storage, Inc 7,492,563
16,879 Federal Realty Investment Trust 1,884,540
156,155 Healthpeak Properties, Inc 3,407,302
163,337 Host Hotels & Resorts Inc 2,860,031
128,031 Invitation Homes, Inc 4,515,653
62,705 Iron Mountain, Inc 6,431,025
141,829 Kimco Realty Corp 3,081,944
25,462 Mid-America Apartment Communities, Inc 3,558,824
204,116 (b) Prologis, Inc 25,728,822
34,896 Public Storage, Inc 10,326,424
190,156 Realty Income Corp 10,920,659
32,080 Regency Centers Corp 2,160,267
24,101 SBA Communications Corp 5,291,134
71,080 Simon Property Group, Inc 10,906,515
72,506 UDR, Inc 2,905,315
87,565 Ventas, Inc 4,767,039
219,506 VICI Properties, Inc 6,861,758
130,760 Welltower, Inc 14,547,050
157,260 Weyerhaeuser Co 4,994,578
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 217,223,405
FINANCIAL SERVICES - 7.5%
124,239 American Express Co 31,437,437
21,837 Ameriprise Financial, Inc 9,391,439
166,559 Bank of New York Mellon Corp 10,837,994
395,792 (a) Berkshire Hathaway, Inc 173,554,792
30,391 BlackRock, Inc 26,637,711
157,365 Blackstone, Inc 22,369,435
83,303 Capital One Financial Corp 12,612,074
22,860 Cboe Global Markets, Inc 4,195,039
325,360 Charles Schwab Corp 21,210,218
78,340 CME Group, Inc 15,175,241
15,947 (a) Corpay, Inc 4,653,654
54,373 Discover Financial Services 7,829,168
7,894 Factset Research Systems, Inc 3,260,932
121,595 Fidelity National Information Services, Inc 9,342,144
127,883 (a) Fiserv, Inc 20,917,822
64,273 Franklin Resources, Inc 1,469,924
57,098 Global Payments, Inc 5,803,441
70,492 Goldman Sachs Group, Inc 35,882,543
124,230 Intercontinental Exchange, Inc 18,828,299
87,485 Invesco Ltd 1,509,991
15,929 Jack Henry & Associates, Inc 2,731,505
145,519 KKR & Co, Inc 17,964,321
8,144 MarketAxess Holdings, Inc 1,820,428
179,498 Mastercard, Inc (Class A) 83,235,018
34,386 Moody's Corp 15,696,521
275,649 Morgan Stanley 28,449,733
17,021 MSCI, Inc (Class A) 9,204,276
90,471 Nasdaq Stock Market, Inc 6,123,077
43,685 Northern Trust Corp 3,872,675
227,817 (a) PayPal Holdings, Inc 14,985,802
40,771 Raymond James Financial, Inc 4,729,436
69,871 S&P Global, Inc 33,868,570

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
66,660 State Street Corp $ 5,664,100
92,701 Synchrony Financial 4,708,284
50,394 T Rowe Price Group, Inc 5,755,499
344,157 Visa, Inc (Class A) 91,432,190
TOTAL FINANCIAL SERVICES 767,160,733
FOOD, BEVERAGE & TOBACCO - 2.6%
375,548 Altria Group, Inc 18,405,607
108,053 Archer-Daniels-Midland Co 6,700,367
39,727 Brown-Forman Corp (Class B) 1,794,071
31,481 Bunge Global S.A. 3,312,746
39,681 Campbell Soup Co 1,859,452
847,061 Coca-Cola Co 56,532,851
99,851 ConAgra Brands, Inc 3,027,482
35,386 Constellation Brands, Inc (Class A) 8,675,232
124,147 General Mills, Inc 8,335,230
33,037 Hershey Co 6,524,147
62,770 Hormel Foods Corp 2,015,545
22,186 J.M. Smucker Co 2,616,839
57,722 Kellogg Co 3,356,534
223,369 Keurig Dr Pepper, Inc 7,657,089
169,384 Kraft Heinz Co 5,964,011
32,426 Lamb Weston Holdings, Inc 1,946,208
55,713 McCormick & Co, Inc 4,290,458
42,674 Molson Coors Brewing Co (Class B) 2,255,321
296,231 Mondelez International, Inc 20,247,389
155,160 (a) Monster Beverage Corp 7,982,982
300,545 PepsiCo, Inc 51,895,105
341,593 Philip Morris International, Inc 39,337,850
62,765 Tyson Foods, Inc (Class A) 3,822,388
TOTAL FOOD, BEVERAGE & TOBACCO 268,554,904
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
380,558 Abbott Laboratories 40,316,314
15,487 (a) Align Technology, Inc 3,591,126
35,353 AmerisourceBergen Corp 8,409,772
105,960 Baxter International, Inc 3,795,487
63,141 Becton Dickinson & Co 15,220,769
319,005 (a) Boston Scientific Corp 23,568,089
54,449 Cardinal Health, Inc 5,490,093
114,724 (a) Centene Corp 8,824,570
62,098 Cigna Group 21,651,710
42,448 (a) Cooper Cos, Inc 3,961,672
273,102 CVS Health Corp 16,476,244
11,100 (a) DaVita, Inc 1,516,482
86,942 (a) DexCom, Inc 5,896,406
131,671 (a) Edwards Lifesciences Corp 8,301,857
50,805 Elevance Health, Inc 27,029,784
89,408 GE HealthCare Technologies, Inc 7,566,599
42,361 HCA, Inc 15,379,161
30,612 (a) Henry Schein, Inc 2,202,227
51,694 (a) Hologic, Inc 4,218,747
26,439 Humana, Inc 9,560,607
17,994 (a) IDEXX Laboratories, Inc 8,567,303
15,427 (a) Insulet Corp 2,998,237
77,378 (a) Intuitive Surgical, Inc 34,403,033
18,367 Labcorp Holdings, Inc 3,956,986
28,328 McKesson Corp 17,478,943
291,480 Medtronic plc 23,411,674
12,513 (a) Molina Healthcare, Inc 4,270,311
24,563 Quest Diagnostics, Inc 3,495,315
31,687 Resmed, Inc 6,757,253
30,414 (a) Solventum Corp 1,790,776
21,734 STERIS plc 5,189,210

Nuveen S&P 500 Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
74,684 Stryker Corp $ 24,455,276
10,927 Teleflex, Inc 2,413,993
201,214 UnitedHealth Group, Inc 115,931,458
14,306 Universal Health Services, Inc (Class B) 3,058,051
45,221 Zimmer Biomet Holdings, Inc 5,035,358
TOTAL HEALTH CARE EQUIPMENT & SERVICES 496,190,893
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
54,380 Church & Dwight Co, Inc 5,329,784
27,624 Clorox Co 3,644,434
179,282 Colgate-Palmolive Co 17,782,982
50,581 Estee Lauder Cos (Class A) 5,038,373
421,053 Kenvue, Inc 7,785,270
72,985 Kimberly-Clark Corp 9,856,624
515,066 Procter & Gamble Co 82,802,010
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 132,239,477
INSURANCE - 2.1%
113,155 Aflac, Inc 10,792,724
58,429 Allstate Corp 9,998,370
144,989 American International Group, Inc 11,487,478
47,531 Aon plc 15,614,409
83,043 (a) Arch Capital Group Ltd 7,953,859
12,019 Assurant, Inc 2,101,763
51,220 Brown & Brown, Inc 5,092,805
89,223 Chubb Ltd 24,595,212
35,539 Cincinnati Financial Corp 4,642,104
9,057 Everest Re Group Ltd 3,558,224
47,673 Gallagher (Arthur J.) & Co 13,514,819
17,385 Globe Life, Inc 1,612,285
62,930 Hartford Financial Services Group, Inc 6,980,196
39,570 Loews Corp 3,163,622
108,263 Marsh & McLennan Cos, Inc 24,096,096
130,613 Metlife, Inc 10,037,609
47,299 Principal Financial Group 3,855,341
127,143 Progressive Corp 27,223,859
80,032 Prudential Financial, Inc 10,029,610
49,817 Travelers Cos, Inc 10,782,391
64,825 W.R. Berkley Corp 3,573,802
22,268 Willis Towers Watson plc 6,285,811
TOTAL INSURANCE 216,992,389
MATERIALS - 2.2%
48,163 Air Products & Chemicals, Inc 12,707,808
25,602 Albemarle Corp 2,398,139
307,249 Amcor plc 3,235,332
17,000 Avery Dennison Corp 3,686,110
69,913 Ball Corp 4,462,547
21,646 Celanese Corp (Series A) 3,055,333
40,354 CF Industries Holdings, Inc 3,082,642
155,324 Corteva, Inc 8,713,676
156,733 Dow, Inc 8,537,247
91,261 DuPont de Nemours, Inc 7,638,546
25,889 Eastman Chemical Co 2,675,110
54,973 Ecolab, Inc 12,681,721
27,497 FMC Corp 1,604,725
314,147 Freeport-McMoRan, Inc (Class B) 14,265,415
56,913 International Flavors & Fragrances, Inc 5,661,705
76,720 International Paper Co 3,565,946
105,089 Linde plc 47,657,861
56,266 LyondellBasell Industries NV 5,596,216
13,522 Martin Marietta Materials, Inc 8,023,279
69,801 Mosaic Co 2,077,976
255,382 Newmont Goldcorp Corp 12,531,595

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
51,817 Nucor Corp $ 8,443,062
19,186 Packaging Corp of America 3,834,706
50,723 PPG Industries, Inc 6,440,807
50,981 Sherwin-Williams Co 17,884,135
112,088 (a) Smurfit WestRock plc 5,026,026
33,420 Steel Dynamics, Inc 4,452,212
29,018 Vulcan Materials Co 7,965,731
TOTAL MATERIALS 227,905,608
MEDIA & ENTERTAINMENT - 7.9%
1,068,365 Alphabet, Inc 184,987,400
1,284,188 Alphabet, Inc (Class A) 220,289,609
21,256 (a) Charter Communications, Inc 8,071,328
855,781 Comcast Corp (Class A) 35,318,082
52,522 Electronic Arts, Inc 7,927,671
52,514 Fox Corp (Class A) 1,997,633
31,481 Fox Corp (Class B) 1,115,372
81,564 Interpublic Group of Cos, Inc 2,623,914
31,405 (a) Live Nation, Inc 3,020,847
59,840 (a) Match Group, Inc 2,282,298
479,098 Meta Platforms, Inc 227,490,103
94,201 (a) NetFlix, Inc 59,191,198
77,943 News Corp (Class A) 2,149,668
23,838 News Corp (Class B) 679,145
43,533 Omnicom Group, Inc 4,267,975
111,755 Paramount Global (Class B) 1,276,242
34,816 (a) Take-Two Interactive Software, Inc 5,240,852
398,533 Walt Disney Co 37,338,557
486,295 (a) Warner Bros Discovery, Inc 4,206,452
TOTAL MEDIA & ENTERTAINMENT 809,474,346
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
387,008 AbbVie, Inc 71,720,323
64,545 Agilent Technologies, Inc 9,126,663
117,093 Amgen, Inc 38,929,910
31,860 (a) Biogen, Inc 6,792,552
4,633 (a) Bio-Rad Laboratories, Inc (Class A) 1,567,622
34,200 Bio-Techne Corp 2,790,378
448,833 Bristol-Myers Squibb Co 21,346,497
39,202 (a) Catalent, Inc 2,326,247
11,012 (a) Charles River Laboratories International, Inc 2,688,029
144,228 Danaher Corp 39,962,694
174,515 Eli Lilly & Co 140,357,179
271,897 Gilead Sciences, Inc 20,680,486
39,135 (a) Incyte Corp 2,546,514
40,466 (a) IQVIA Holdings, Inc 9,963,943
526,119 Johnson & Johnson 83,047,884
552,787 Merck & Co, Inc 62,536,793
4,698 (a) Mettler-Toledo International, Inc 7,145,799
72,180 (a) Moderna, Inc 8,605,300
26,424 PerkinElmer, Inc 3,319,119
1,234,950 Pfizer, Inc 37,715,373
23,216 (a) Regeneron Pharmaceuticals, Inc 25,054,475
83,456 Thermo Fisher Scientific, Inc 51,186,903
56,325 (a) Vertex Pharmaceuticals, Inc 27,921,429
239,734 Viatris, Inc 2,891,192
12,962 (a) Waters Corp 4,358,861
16,031 West Pharmaceutical Services, Inc 4,908,211
99,771 Zoetis, Inc 17,962,771
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 707,453,147
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
63,889 (a) CBRE Group, Inc 7,200,929
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,200,929

Nuveen S&P 500 Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.2%
353,563 (a) Advanced Micro Devices, Inc $ 51,082,782
108,004 Analog Devices, Inc 24,989,966
181,720 Applied Materials, Inc 38,560,984
952,330 Broadcom, Inc 153,020,384
30,249 (a) Enphase Energy, Inc 3,481,962
23,495 (a) First Solar, Inc 5,074,685
923,178 Intel Corp 28,378,492
29,342 KLA Corp 24,150,520
28,751 Lam Research Corp 26,486,571
119,709 Microchip Technology, Inc 10,627,765
242,728 Micron Technology, Inc 26,656,389
10,639 Monolithic Power Systems, Inc 9,182,414
5,377,685 Nvidia Corp 629,296,699
55,579 NXP Semiconductors NV 14,626,170
94,815 (a) ON Semiconductor Corp 7,419,274
21,692 (a) Qorvo, Inc 2,598,702
244,460 QUALCOMM, Inc 44,235,037
35,393 Skyworks Solutions, Inc 4,021,353
32,876 Teradyne, Inc 4,312,016
198,831 Texas Instruments, Inc 40,523,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,148,725,911
SOFTWARE & SERVICES - 11.3%
137,562 Accenture plc 45,480,748
97,939 (a) Adobe, Inc 54,028,049
33,190 (a) Akamai Technologies, Inc 3,261,913
18,568 (a) Ansys, Inc 5,823,482
47,070 (a) Autodesk, Inc 11,650,766
59,034 (a) Cadence Design Systems, Inc 15,801,040
35,007 (a),(c) Ceridian HCM Holding, Inc 2,075,215
111,089 Cognizant Technology Solutions Corp (Class A) 8,407,215
50,427 (a) Crowdstrike Holdings, Inc 11,697,047
12,561 (a) EPAM Systems, Inc 2,702,248
5,411 (a) Fair Isaac Corp 8,657,600
137,049 (a) Fortinet, Inc 7,954,324
17,019 (a) Gartner, Inc 8,529,753
124,511 Gen Digital, Inc 3,236,041
30,811 (a) GoDaddy, Inc 4,481,460
200,206 International Business Machines Corp 38,467,581
61,161 Intuit, Inc 39,592,573
1,624,862 Microsoft Corp 679,761,018
348,197 Oracle Corp 48,556,072
70,632 (a) Palo Alto Networks, Inc 22,936,329
26,403 (a) PTC, Inc 4,695,774
23,281 Roper Industries, Inc 12,682,325
212,071 Salesforce, Inc 54,883,975
44,979 (a) ServiceNow, Inc 36,630,448
33,465 (a) Synopsys, Inc 18,684,179
9,415 (a) Tyler Technologies, Inc 5,348,756
19,198 (a) VeriSign, Inc 3,590,218
TOTAL SOFTWARE & SERVICES 1,159,616,149
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
265,456 Amphenol Corp (Class A) 17,058,203
3,151,219 Apple, Inc 699,822,716
54,752 (a) Arista Networks, Inc 18,974,306
28,932 CDW Corp 6,310,359
885,074 Cisco Systems, Inc 42,881,835
170,689 Corning, Inc 6,829,267
13,861 (a) F5 Networks, Inc 2,822,654
285,877 Hewlett Packard Enterprise Co 5,691,811
195,411 HP, Inc 7,052,383
25,529 Jabil Inc 2,876,352
67,379 Juniper Networks, Inc 2,539,514

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
38,900 (a) Keysight Technologies, Inc $ 5,429,273
36,784 Motorola Solutions, Inc 14,673,873
45,795 NetApp, Inc 5,815,049
40,859 Seagate Technology Holdings plc 4,174,564
10,717 (a) Super Micro Computer, Inc 7,519,583
66,981 TE Connectivity Ltd 10,337,178
10,387 (a) Teledyne Technologies, Inc 4,381,860
52,555 (a) Trimble Inc 2,866,350
67,702 (a) Western Digital Corp 4,539,419
11,623 (a) Zebra Technologies Corp (Class A) 4,081,881
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 876,678,430
TELECOMMUNICATION SERVICES - 0.9%
1,558,781 AT&T, Inc 30,006,534
112,408 T-Mobile US, Inc 20,489,730
924,516 Verizon Communications, Inc 37,461,389
TOTAL TELECOMMUNICATION SERVICES 87,957,653
TRANSPORTATION - 1.5%
140,758 (a) American Airlines Group, Inc 1,497,665
26,916 CH Robinson Worldwide, Inc 2,396,870
432,436 CSX Corp 15,178,503
139,199 Delta Air Lines, Inc 5,988,341
29,810 Expeditors International Washington, Inc 3,720,884
49,475 FedEx Corp 14,953,819
18,146 JB Hunt Transport Services, Inc 3,141,980
49,496 Norfolk Southern Corp 12,352,222
38,565 Old Dominion Freight Line 8,105,592
131,493 Southwest Airlines Co 3,542,421
456,804 (a) Uber Technologies, Inc 29,450,154
132,731 Union Pacific Corp 32,748,719
69,812 (a) United Airlines Holdings, Inc 3,170,861
159,167 United Parcel Service, Inc (Class B) 20,750,602
TOTAL TRANSPORTATION 156,998,633
UTILITIES - 2.4%
154,880 AES Corp 2,755,315
58,186 Alliant Energy Corp 3,238,633
57,798 Ameren Corp 4,581,648
112,303 American Electric Power Co, Inc 11,019,170
44,076 American Water Works Co, Inc 6,274,659
31,813 Atmos Energy Corp 4,068,247
142,910 Centerpoint Energy, Inc 3,965,753
66,074 CMS Energy Corp 4,281,595
74,226 Consolidated Edison, Inc 7,238,520
68,491 Constellation Energy Corp 12,999,592
184,031 Dominion Energy, Inc 9,838,297
45,359 DTE Energy Co 5,467,120
169,272 Duke Energy Corp 18,496,351
81,726 Edison International 6,538,897
49,122 Entergy Corp 5,696,678
47,828 Evergy, Inc 2,774,024
76,774 Eversource Energy 4,983,400
215,497 Exelon Corp 8,016,488
106,769 FirstEnergy Corp 4,474,689
452,743 NextEra Energy, Inc 34,585,038
89,204 NiSource, Inc 2,787,625
45,559 NRG Energy, Inc 3,424,670
464,560 PG&E Corp 8,478,220
22,225 Pinnacle West Capital Corp 1,902,238
164,693 PPL Corp 4,894,676
106,734 Public Service Enterprise Group, Inc 8,514,171
137,456 Sempra Energy 11,004,727
239,217 Southern Co 19,979,404

Nuveen S&P 500 Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
70,790 Vistra Corp $ 5,607,984
68,760 WEC Energy Group, Inc 5,917,486
119,678 Xcel Energy, Inc 6,974,834
TOTAL UTILITIES 240,780,149
TOTAL COMMON STOCKS 10,139,604,473
(Cost $3,624,529,027)
TOTAL LONG-TERM INVESTMENTS 10,139,604,473
(Cost $3,624,529,027)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.3%
$ 36,313,000 (d) Fixed Income Clearing Corporation 5.340% 08/01/24 36,313,000
TOTAL REPURCHASE AGREEMENT 36,313,000
TREASURY DEBT - 0.5%
15,000,000 United States Treasury Bill 0.000 08/13/24 14,973,588
10,000,000 United States Treasury Bill 0.000 08/29/24 9,958,972
10,000,000 United States Treasury Bill 0.000 09/24/24 9,921,175
12,500,000 United States Treasury Bill 0.000 10/17/24 12,362,322
TOTAL TREASURY DEBT 47,216,057
TOTAL SHORT-TERM INVESTMENTS 83,529,057
(Cost $83,527,930)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
73,661 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5.310 (f) 73,661
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 73,661
(Cost $73,661)
TOTAL INVESTMENTS - 99.9% 10,223,207,1 91
(Cost $3,708,130,618)
OTHER ASSETS & LIABILITIES, NET - 0.1% 7,136,016
NET ASSETS - 100.0% $ 10,230,343,207
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,749,531.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $36,318,386 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $37,039,417.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 301 09/20/24  $ 83,796,336 $ 83,647,900 $ (148,436)

Portfolio of Investments
Nuveen Small Cap Blend Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1 .5%
123,287 (a) Adient plc $ 3,175,873
152,153 (a) American Axle & Manufacturing Holdings, Inc 1,130,497
113,696 (a) Atmus Filtration Technologies, Inc 3,506,385
80,191 (a),(b) Canoo, Inc 161,184
22,990 (a) Cooper-Standard Holdings, Inc 339,792
176,845 Dana Inc 2,247,700
35,599 (a) Dorman Products, Inc 3,608,671
57,395 (a) Fox Factory Holding Corp 3,064,319
42,574 (a) Gentherm, Inc 2,349,233
377,303 (a) Goodyear Tire & Rubber Co 4,414,445
71,316 (a) Holley, Inc 280,985
33,657 LCI Industries 3,927,435
21,628 (a) Livewire Group, Inc 159,398
456,047 (a),(b) Luminar Technologies, Inc 757,038
69,186 (a) Modine Manufacturing Co 8,140,425
29,292 Patrick Industries, Inc 3,751,133
61,596 Phinia, Inc 2,753,341
211,191 (a),(b) Solid Power, Inc 397,039
27,701 Standard Motor Products, Inc 906,654
35,980 (a) Stoneridge, Inc 604,824
37,079 (a) Visteon Corp 4,284,108
38,684 Winnebago Industries, Inc 2,418,524
34,242 (a) XPEL, Inc 1,399,470
TOTAL AUTOMOBILES & COMPONENTS 53,778,473
BANKS - 9 .9%
24,774 1st Source Corp 1,574,388
11,792 ACNB Corp 489,132
24,152 Amalgamated Financial Corp 768,275
39,950 Amerant Bancorp, Inc 898,475
89,090 Ameris Bancorp 5,424,690
10,397 Ames National Corp 226,967
20,287 Arrow Financial Corp 639,446
202,919 Associated Banc-Corp 4,663,079
121,204 Atlantic Union Bankshares Corp 5,004,513
74,129 (a) Axos Financial, Inc 5,412,158
188,611 Banc of California, Inc 2,636,782
26,831 Bancfirst Corp 2,882,454
67,954 (a) Bancorp, Inc 3,522,735
12,630 Bank First Corp 1,170,801
53,063 Bank of Hawaii Corp 3,639,591
21,702 Bank of Marin Bancorp 440,768
62,887 Bank of NT Butterfield & Son Ltd 2,411,088
4,212 Bank7 Corp 174,714
101,056 BankUnited, Inc 3,892,677
8,096 Bankwell Financial Group, Inc 227,902
46,468 Banner Corp 2,751,835
20,159 Bar Harbor Bankshares 644,282
12,869 BayCom Corp 310,014
17,299 BCB Bancorp, Inc 219,351
58,022 Berkshire Hills Bancorp, Inc 1,601,407
31,713 (a) Blue Foundry Bancorp 358,040
28,761 (a) Bridgewater Bancshares, Inc 397,189
118,063 Brookline Bancorp, Inc 1,238,481
17,586 Burke & Herbert Financial Services Corp 1,190,572
32,439 Business First Bancshares, Inc 824,599
41,696 Byline Bancorp, Inc 1,169,573
243,820 Cadence Bank 8,014,363

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
10,197 (a) California Bancorp, Inc $ 255,843
19,391 Camden National Corp 808,217
12,139 Capital Bancorp, Inc 309,423
18,901 Capital City Bank Group, Inc 670,985
161,890 Capitol Federal Financial, Inc 1,023,145
33,893 (a),(b) Carter Bankshares, Inc 552,117
94,408 Cathay General Bancorp 4,184,163
36,449 Central Pacific Financial Corp 950,954
4,222 Chemung Financial Corp 205,865
8,887 ChoiceOne Financial Services, Inc 244,392
19,873 Citizens & Northern Corp 402,428
5,876 Citizens Financial Services, Inc 314,131
19,919 City Holding Co 2,428,126
18,904 Civista Bancshares, Inc 339,327
27,365 CNB Financial Corp 702,186
13,841 (a) Coastal Financial Corp 729,421
21,607 Colony Bankcorp, Inc 335,557
35,116 (a) Columbia Financial, Inc 632,439
70,042 Community Bank System, Inc 4,320,191
20,619 Community Trust Bancorp, Inc 1,045,796
22,805 Community West Bancshares 472,976
49,791 ConnectOne Bancorp, Inc 1,205,938
59,959 (a) CrossFirst Bankshares, Inc 1,111,640
40,118 (a) Customers Bancorp, Inc 2,586,809
179,631 CVB Financial Corp 3,423,767
50,173 Dime Community Bancshares, Inc 1,268,373
42,002 Eagle Bancorp, Inc 903,883
262,238 Eastern Bankshares, Inc 4,363,640
12,398 Enterprise Bancorp, Inc 366,361
50,027 Enterprise Financial Services Corp 2,644,927
19,872 Equity Bancshares, Inc 804,816
9,679 Esquire Financial Holdings, Inc 596,904
11,338 ESSA Bancorp, Inc 217,576
16,904 Farmers & Merchants Bancorp, Inc 465,367
48,973 Farmers National Banc Corp 764,469
47,962 FB Financial Corp 2,239,346
6,177 Fidelity D&D Bancorp, Inc 320,586
19,973 Financial Institutions, Inc 525,689
53,480 First Bancorp 2,235,464
223,657 First BanCorp 4,797,443
13,531 First Bancorp, Inc 380,898
41,304 First Bancshares, Inc 1,376,249
27,795 First Bank 429,155
71,640 First Busey Corp 1,965,802
9,719 First Business Financial Services, Inc 447,268
136,677 First Commonwealth Financial Corp 2,471,120
23,921 First Community Bancshares, Inc 1,071,182
127,817 First Financial Bancorp 3,497,073
176,672 First Financial Bankshares, Inc 6,794,805
15,228 First Financial Corp 684,651
9,426 First Financial Northwest, Inc 202,753
69,857 First Foundation, Inc 488,999
10,867 First Internet Bancorp 402,731
105,527 First Interstate BancSystem, Inc 3,331,487
78,833 First Merchants Corp 3,180,912
30,557 First Mid Bancshares, Inc 1,173,083
28,032 First of Long Island Corp 367,780
11,035 (a) First Western Financial, Inc 200,175
21,926 Five Star Bancorp 644,624
38,663 Flushing Financial Corp 569,506
8,212 FS Bancorp, Inc 361,574
242,432 Fulton Financial Corp 4,695,908
17,596 (a) FVCBankcorp, Inc 223,117

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
37,852 German American Bancorp, Inc $ 1,489,098
154,589 Glacier Bancorp, Inc 6,911,674
11,809 Great Southern Bancorp, Inc 739,361
9,442 Greene County Bancorp, Inc 342,272
11,476 Guaranty Bancshares, Inc 396,266
117,684 Hancock Whitney Corp 6,440,845
39,747 Hanmi Financial Corp 810,839
57,370 HarborOne Bancorp, Inc 765,890
17,094 HBT Financial, Inc 393,162
57,139 Heartland Financial USA, Inc 3,115,218
80,674 Heritage Commerce Corp 834,976
45,837 Heritage Financial Corp 1,062,043
63,195 Hilltop Holdings, Inc 2,084,803
2,081 Hingham Institution For Savings The 517,524
10,191 Home Bancorp, Inc 449,627
251,580 Home Bancshares, Inc 7,127,261
24,748 HomeStreet, Inc 356,371
20,789 HomeTrust Bancshares, Inc 737,386
154,369 Hope Bancorp, Inc 2,031,496
62,708 Horizon Bancorp, Inc 1,001,447
27,331 Independent Bank Corp 948,112
57,709 Independent Bank Corp 3,702,032
49,119 Independent Bank Group, Inc 2,900,968
71,626 International Bancshares Corp 4,830,457
12,280 Investar Holding Corp 227,180
15,873 John Marshall Bancorp, Inc 306,825
69,147 Kearny Financial Corp 497,858
33,753 Lakeland Financial Corp 2,313,093
13,925 LCNB Corp 212,913
28,662 LINKBANCORP, Inc 208,946
45,800 Live Oak Bancshares, Inc 2,067,412
21,514 Mercantile Bank Corp 1,040,417
25,254 Metrocity Bankshares, Inc 798,279
14,795 (a) Metropolitan Bank Holding Corp 780,140
19,978 Mid Penn Bancorp, Inc 592,348
10,348 Middlefield Banc Corp 278,982
27,953 Midland States Bancorp, Inc 663,604
19,523 MidWestOne Financial Group, Inc 572,219
14,402 MVB Financial Corp 330,814
49,948 National Bank Holdings Corp 2,091,822
7,584 National Bankshares, Inc 241,020
52,590 (a) NB Bancorp, Inc 1,005,521
62,375 NBT Bancorp, Inc 3,057,623
344,108 New York Community Bancorp, Inc 3,620,016
18,019 Nicolet Bankshares, Inc 1,811,991
9,098 Northeast Bank 661,061
16,152 Northeast Community Bancorp, Inc 367,943
54,701 Northfield Bancorp, Inc 684,310
6,833 Northrim BanCorp, Inc 467,377
172,650 Northwest Bancshares, Inc 2,424,006
9,670 Norwood Financial Corp 285,072
8,516 (b) Oak Valley Bancorp 242,451
73,825 OceanFirst Financial Corp 1,341,400
62,939 OFG Bancorp 2,858,689
421,206 Old National Bancorp 8,432,544
58,579 Old Second Bancorp, Inc 991,157
6,875 Orange County Bancorp, Inc 427,556
39,468 Origin Bancorp, Inc 1,356,120
24,652 Orrstown Financial Services, Inc 866,764
130,004 Pacific Premier Bancorp, Inc 3,517,908
19,529 Park National Corp 3,455,852
14,104 Parke Bancorp, Inc 275,874
34,138 Pathward Financial, Inc 2,305,681

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
14,201 PCB Bancorp $ 273,653
22,843 Peapack Gladstone Financial Corp 645,543
6,105 Peoples Bancorp of North Carolina, Inc 194,017
46,718 Peoples Bancorp, Inc 1,554,308
12,298 Peoples Financial Services Corp 610,842
16,955 (a) Pioneer Bancorp, Inc 189,048
7,368 Plumas Bancorp 318,813
27,093 (a) Ponce Financial Group, Inc 268,221
16,183 Preferred Bank 1,392,709
49,051 Premier Financial Corp 1,242,952
26,528 Primis Financial Corp 350,170
6,731 Princeton Bancorp, Inc 263,317
21,060 (a) Provident Bancorp Inc 229,343
168,641 Provident Financial Services, Inc 3,126,604
21,993 QCR Holdings, Inc 1,681,145
22,382 RBB Bancorp 516,353
5,706 Red River Bancshares, Inc 317,938
74,638 Renasant Corp 2,566,801
10,738 Republic Bancorp, Inc (Class A) 704,628
51,396 S&T Bancorp, Inc 2,280,954
59,795 Sandy Spring Bancorp, Inc 1,831,521
111,945 Seacoast Banking Corp of Florida 3,116,549
68,840 ServisFirst Bancshares, Inc 5,523,722
39,076 Shore Bancshares, Inc 567,384
18,048 Sierra Bancorp 525,016
168,295 Simmons First National Corp (Class A) 3,623,391
21,563 SmartFinancial, Inc 611,095
15,988 South Plains Financial, Inc 518,651
16,056 (a) Southern California Bancorp 253,524
10,600 (a) Southern First Bancshares, Inc 366,760
12,797 Southern Missouri Bancorp, Inc 731,988
9,401 Southern States Bancshares, Inc 307,601
36,743 Southside Bancshares, Inc 1,285,638
101,934 SouthState Corp 10,088,408
66,307 Stellar Bancorp, Inc 1,816,812
23,940 (a) Sterling Bancorp, Inc 139,331
34,486 Stock Yards Bancorp, Inc 2,145,719
63,003 (a) Texas Capital Bancshares, Inc 4,164,498
17,897 (a) Third Coast Bancshares, Inc 418,253
9,087 Timberland Bancorp, Inc 277,608
18,120 Tompkins Trustco, Inc 1,140,473
94,948 Towne Bank 3,156,072
42,158 Trico Bancshares 1,961,612
29,952 (a) Triumph Financial, Inc 2,717,545
25,242 TrustCo Bank Corp NY 898,868
82,361 Trustmark Corp 2,860,398
59,727 UMB Financial Corp 6,093,349
176,286 United Bankshares, Inc 6,862,814
162,076 United Community Banks, Inc 5,016,252
7,945 Unity Bancorp, Inc 275,056
38,986 Univest Financial Corp 1,077,963
15,236 USCB Financial Holdings, Inc 253,832
585,103 Valley National Bancorp 4,914,865
71,665 Veritex Holdings, Inc 1,796,642
5,470 Virginia National Bankshares Corp 213,768
90,301 Washington Federal, Inc 3,213,813
23,311 Washington Trust Bancorp, Inc 746,185
77,592 WesBanco, Inc 2,473,633
22,562 West Bancorporation, Inc 467,936
34,720 Westamerica Bancorporation 1,873,491
81,163 WSFS Financial Corp 4,584,898
TOTAL BANKS 364,862,082

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 11 .5%
80,326 (a) 374Water, Inc $ 97,194
179,882 (a) 3D Systems Corp 656,569
46,716 (a) AAR Corp 3,017,854
35,264 (a) Aerovironment, Inc 6,296,035
45,030 (a) AerSale Corp 303,502
13,863 Alamo Group, Inc 2,671,677
42,276 Albany International Corp (Class A) 3,956,188
18,217 Allied Motion Technologies, Inc 527,200
35,339 Alta Equipment Group, Inc 371,059
43,486 (a) Ameresco, Inc 1,372,853
46,433 (a) American Superconductor Corp 1,121,821
21,457 (a) American Woodmark Corp 2,191,833
13,071 (a) Amprius Technologies, Inc 15,685
29,649 Apogee Enterprises, Inc 2,035,107
51,756 Applied Industrial Technologies, Inc 11,292,642
317,339 (a),(b) Archer Aviation, Inc 1,323,304
64,598 Arcosa, Inc 6,001,800
17,133 Argan, Inc 1,352,308
207,606 (a) Array Technologies, Inc 2,184,015
30,543 Astec Industries, Inc 1,071,754
38,742 (a) Astronics Corp 892,228
49,147 Atkore, Inc 6,634,845
39,765 AZZ, Inc 3,179,609
63,434 Barnes Group, Inc 2,558,928
85,356 (a) Beacon Roofing Supply, Inc 8,774,597
131,377 (a),(b) Blink Charging Co 432,230
270,274 (a),(b) Bloom Energy Corp 3,659,510
43,654 (a) Blue Bird Corp 2,275,246
11,445 (a) BlueLinx Holdings, Inc 1,380,153
52,899 Boise Cascade Co 7,516,419
18,047 (a) Bowman Consulting Group Ltd 644,639
35,043 (b) Brookfield Business Corp 790,220
23,364 (a),(b) Byrna Technologies, Inc 219,154
35,266 Cadre Holdings, Inc 1,294,262
27,788 (a) Caesarstone Sdot-Yam Ltd 176,176
18,432 (a),(b) Centuri Holdings, Inc 304,312
530,220 (a),(b) ChargePoint Holdings, Inc 1,150,577
56,609 (a) Chart Industries, Inc 9,118,578
38,405 Columbus McKinnon Corp 1,465,535
42,685 (a) Commercial Vehicle Group, Inc 232,633
32,351 (a) Concrete Pumping Holdings, Inc 215,781
58,219 (a) Construction Partners, Inc 3,763,858
20,636 CSW Industrials, Inc 6,694,731
64,572 (a) Custom Truck One Source, Inc 323,506
146,289 (a) DNOW, Inc 2,246,999
29,703 Douglas Dynamics, Inc 858,714
17,595 (a) Ducommun, Inc 1,129,071
16,951 (a) DXP Enterprises, Inc 928,237
37,958 (a) Dycom Industries, Inc 6,965,673
6,955 Eastern Co 204,755
75,714 (a) Energy Recovery, Inc 1,103,910
134,808 (a),(b) Energy Vault Holdings, Inc 137,504
73,807 Enerpac Tool Group Corp 2,967,041
54,393 EnerSys 5,979,422
196,104 (a),(b) Enovix Corp 2,825,859
28,468 EnPro Industries, Inc 4,866,320
35,128 ESCO Technologies, Inc 4,319,339
24,700 (a),(b) Eve Holding, Inc 84,968
6,471 (b) EVI Industries, Inc 132,203
80,370 Federal Signal Corp 8,034,589
82,791 (a),(b) Fluence Energy, Inc 1,356,117
229,731 (a) Fluor Corp 11,050,061
60,425 Franklin Electric Co, Inc 6,442,513

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
152,807 (a),(b) Freyr Battery, Inc $ 275,053
134,031 FTAI Aviation Ltd 14,937,755
629,779 (a),(b) FuelCell Energy, Inc 318,920
47,709 GATX Corp 6,655,405
13,295 (a) Gencor Industries, Inc 327,456
41,475 (a) Gibraltar Industries, Inc 3,080,348
18,424 Global Industrial Co 642,629
54,313 (a) GMS, Inc 5,226,540
29,051 Gorman-Rupp Co 1,200,097
351,751 GrafTech International Ltd 270,180
13,824 (a) Graham Corp 453,012
59,733 Granite Construction, Inc 4,089,321
92,133 (a) Great Lakes Dredge & Dock Corp 868,814
41,570 Greenbrier Cos, Inc 2,120,486
52,480 Griffon Corp 3,781,709
43,018 H&E Equipment Services, Inc 2,249,841
44,963 Helios Technologies, Inc 2,066,050
38,204 Herc Holdings, Inc 5,953,711
95,210 Hillenbrand, Inc 4,211,138
266,159 (a) Hillman Solutions Corp 2,701,514
57,112 (a) Hudson Technologies, Inc 488,879
187,746 (a),(b) Hyliion Holdings Corp 416,796
15,514 Hyster-Yale Materials Handling, Inc 1,268,114
11,288 (a) IES Holdings, Inc 1,738,013
25,320 Insteel Industries, Inc 867,210
38,674 (a),(b) Intuitive Machines, Inc 153,923
192,600 (a) Janus International Group, Inc 2,777,292
113,834 (a) JELD-WEN Holding, Inc 1,899,889
43,106 John Bean Technologies Corp 4,240,768
15,903 Kadant, Inc 5,589,745
7,176 Karat Packaging, Inc 214,347
107,291 Kennametal, Inc 2,804,587
200,792 (a) Kratos Defense & Security Solutions, Inc 4,525,852
13,914 (a) Lawson Products, Inc 469,597
12,187 (a) LB Foster Co (Class A) 292,610
99,778 (a) Leonardo DRS, Inc 2,813,740
13,848 (a) Limbach Holdings, Inc 882,395
14,764 Lindsay Corp 1,860,116
35,165 LSI Industries, Inc 599,915
36,674 Luxfer Holdings plc 474,562
45,765 (a) Manitowoc Co, Inc 578,470
168,300 (a) Masterbrand, Inc 3,037,815
35,714 (a) Matrix Service Co 361,426
14,640 (a) Mayville Engineering Co Inc 279,770
33,104 McGrath RentCorp 3,635,812
74,374 (a) Mercury Computer Systems, Inc 2,643,996
144,054 (a),(b) Microvast Holdings, Inc 56,282
14,957 Miller Industries, Inc 1,016,179
37,927 Moog, Inc (Class A) 7,437,485
110,682 (a) MRC Global, Inc 1,602,675
149,900 Mueller Industries, Inc 10,633,906
210,862 Mueller Water Products, Inc (Class A) 4,360,626
22,527 (a) MYR Group, Inc 3,164,593
6,945 National Presto Industries, Inc 531,084
28,744 (a),(b) Net Power, Inc 274,793
156,867 (a) NEXTracker, Inc 7,708,444
26,731 (a),(b) Nikola Corp 240,044
62,006 (a),(b) NN, Inc 243,064
13,656 (a) Northwest Pipe Co 520,976
105,420 (a) NuScale Power Corp 1,077,392
4,550 Omega Flex, Inc 239,239
41,404 (a) Orion Marine Group, Inc 339,927
27,268 Park Aerospace Corp 365,664

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
10,937 Park-Ohio Holdings Corp $ 341,453
858,029 (a),(b) Plug Power, Inc 2,119,332
12,693 Powell Industries, Inc 2,330,816
3,385 Preformed Line Products Co 466,690
72,399 Primoris Services Corp 4,088,372
33,921 (a) Proto Labs, Inc 1,181,129
59,599 Quanex Building Products Corp 1,990,607
30,308 (a) Redwire Corp 214,581
197,998 (a) Resideo Technologies, Inc 4,498,515
69,545 REV Group, Inc 2,029,323
472,117 (a),(b) Rocket Lab USA, Inc 2,473,893
10,640 Rush Enterprises, Inc 503,059
82,569 Rush Enterprises, Inc (Class A) 4,211,845
172,581 (a),(b) SES AI Corp 212,275
233,111 (a) Shoals Technologies Group, Inc 1,515,221
46,436 Shyft Group, Inc 778,732
13,098 (a) Southland Holdings, Inc 51,082
60,418 (a) SPX Technologies, Inc 8,914,072
15,450 Standex International Corp 2,886,060
199,739 (a),(b) Stem, Inc 243,682
40,164 (a) Sterling Construction Co, Inc 4,673,483
76,905 (a),(b) SunPower Corp 65,638
290,549 (a),(b) Sunrun, Inc 5,093,324
3,212 (a),(b) Taylor Devices, Inc 164,968
30,479 Tecnoglass, Inc 1,640,075
25,733 Tennant Co 2,771,187
88,518 Terex Corp 5,599,649
209,353 (a),(b) Terran Orbital Corp 150,671
45,098 (a) Thermon Group Holdings, Inc 1,479,665
68,648 (a) Titan International, Inc 584,881
25,486 (a) Titan Machinery, Inc 454,415
43,078 (a),(b) TPI Composites, Inc 183,512
11,701 (a) Transcat, Inc 1,348,423
110,914 Trinity Industries, Inc 3,666,817
86,691 (a) Triumph Group, Inc 1,420,865
57,548 (a) Tutor Perini Corp 1,432,370
15,002 Twin Disc, Inc 216,329
81,435 UFP Industries, Inc 10,743,720
13,610 (a) Ultralife Corp 163,048
16,620 (a) V2X, Inc 866,401
29,475 (a) Vicor Corp 1,241,192
22,414 (a) Virgin Galactic Holdings, Inc 159,364
14,200 (a) VirTra, Inc 124,534
62,328 Wabash National Corp 1,339,429
36,617 Watts Water Technologies, Inc (Class A) 7,598,760
3,320 Willis Lease Finance Corp 286,450
57,141 (a),(b) Xometry, Inc 835,973
194,129 Zurn Elkay Water Solutions Corp 6,301,427
TOTAL CAPITAL GOODS 421,006,722
COMMERCIAL & PROFESSIONAL SERVICES - 4 .3%
85,672 ABM Industries, Inc 4,759,936
124,948 ACCO Brands Corp 638,484
200,819 (a) ACV Auctions, Inc 3,429,988
644,156 (a) Alight, Inc 4,876,261
36,067 Aris Water Solution, Inc 638,747
61,071 (a) ASGN, Inc 5,781,592
1,141,633 (a),(b) Aurora Innovation, Inc 4,566,532
34,560 Barrett Business Services, Inc 1,259,366
162,423 (a) BlackSky Technology, Inc 181,914
55,968 (a) BrightView Holdings, Inc 805,380
59,914 Brink's Co 6,589,941
76,554 (a) Casella Waste Systems, Inc (Class A) 7,927,932

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
64,879 (a) CBIZ, Inc $ 4,502,603
39,690 (a) CECO Environmental Corp 1,158,948
24,531 (a) Cimpress plc 2,238,944
1,670 Compx International, Inc 42,819
239,412 (a) Conduent, Inc 976,801
147,987 (a) CoreCivic, Inc 2,062,939
9,209 CRA International, Inc 1,609,733
38,720 CSG Systems International, Inc 1,813,645
59,366 Deluxe Corp 1,447,343
10,947 (a) DLH Holdings Corp 126,657
81,058 (a) Driven Brands Holdings, Inc 1,089,420
33,898 Ennis, Inc 808,128
211,611 (a) ExlService Holdings, Inc 7,461,404
68,519 Exponent, Inc 7,268,496
65,916 First Advantage Corp 1,135,074
80,965 (a),(b) FiscalNote Holdings, Inc 123,876
15,725 (a) Forrester Research, Inc 317,488
15,776 (a) Franklin Covey Co 689,569
168,529 (a) GEO Group, Inc 2,443,670
106,622 (a) Harsco Corp 1,260,272
99,048 (a) Healthcare Services Group 1,132,119
27,521 Heidrick & Struggles International, Inc 1,104,693
96,267 Herman Miller, Inc 2,986,202
7,182 HireQuest, Inc 96,598
63,728 HNI Corp 3,501,854
23,929 (a) Huron Consulting Group, Inc 2,632,429
25,274 ICF International, Inc 3,717,805
34,234 (a) Innodata, Inc 662,428
48,712 Insperity, Inc 5,003,697
77,869 Interface, Inc 1,345,576
40,981 Kelly Services, Inc (Class A) 964,283
24,542 Kforce, Inc 1,704,933
70,235 Korn/Ferry International 5,177,724
151,051 (a) LanzaTech Global, Inc 273,402
186,796 (a) Legalzoom.com, Inc 1,247,797
27,926 (a) Liquidity Services, Inc 627,497
39,687 Matthews International Corp (Class A) 1,148,939
81,506 MAXIMUS, Inc 7,571,092
27,337 (a) Mistras Group, Inc 273,370
43,160 (a) Montrose Environmental Group, Inc 1,376,372
9,268 NL Industries, Inc 59,223
19,296 (a) NV5 Global, Inc 1,990,189
145,215 (a) OPENLANE, Inc 2,596,444
91,816 (a) Performant Financial Corp 340,637
16,895 (a),(b) Perma-Fix Environmental Services, Inc 214,398
216,075 Pitney Bowes, Inc 1,426,095
227,968 (a),(b) Planet Labs PBC 579,039
44,823 Quad Graphics, Inc 204,841
23,022 (a) Quest Resource Holding Corp 194,306
13,233 (a) Red Violet, Inc 340,882
43,962 Resources Connection, Inc 524,467
30,243 (a),(b) Spire Global, Inc 421,587
125,358 Steelcase, Inc (Class A) 1,816,437
44,666 (a) Sterling Check Corp 700,363
43,117 TriNet Group, Inc 4,494,947
41,004 (a) TrueBlue, Inc 489,998
27,064 TTEC Holdings, Inc 215,971
20,355 Unifirst Corp 3,959,862
166,466 (a) Upwork, Inc 2,017,568
222,157 (a) Verra Mobility Corp 6,693,590
27,586 (a) Viad Corp 917,234
13,996 Virco Mfg. Corp 246,330
18,496 VSE Corp 1,645,959

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
16,227 (a) Willdan Group, Inc $ 549,771
62,825 (a) WNS Holdings Ltd 3,743,113
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 158,965,963
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .5%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 376,897
33,826 (a) 1stdibs.com, Inc 154,923
44,172 Aaron's Co, Inc 441,720
67,667 (a) Abercrombie & Fitch Co (Class A) 9,979,529
97,962 Academy Sports & Outdoors, Inc 5,296,805
242,297 American Eagle Outfitters, Inc 5,342,649
8,391 (a) America's Car-Mart, Inc 581,077
69,529 (b) Arhaus, Inc 1,056,145
112,475 Arko Corp 736,711
27,092 (a) Asbury Automotive Group, Inc 7,293,708
157,351 (a),(b) BARK, Inc 243,894
39,311 (a) Boot Barn Holdings, Inc 5,247,232
41,564 Buckle, Inc 1,795,149
17,777 Build-A-Bear Workshop, Inc 482,112
46,161 Caleres, Inc 1,779,968
57,652 Camping World Holdings, Inc 1,319,078
10,691 (a),(b) Citi Trends, Inc 209,651
59,076 Designer Brands, Inc 482,060
72,031 (a) Destination XL Group, Inc 268,676
138,619 (a),(b) EVgo, Inc 532,297
113,116 Foot Locker, Inc 3,287,151
44,369 (a) Funko, Inc 443,246
15,097 (a) Genesco, Inc 465,441
31,833 (a),(b) GigaCloud Technology, Inc 936,845
17,627 Group 1 Automotive, Inc 6,446,546
31,047 (a),(b) Groupon, Inc 413,546
80,682 (a) GrowGeneration Corp 186,375
20,154 Haverty Furniture Cos, Inc 589,908
6,255 J Jill, Inc 240,505
19,032 (a) Lands' End, Inc 336,676
237,582 (a) Leslie's, Inc 700,867
28,757 (a) MarineMax, Inc 1,002,757
38,889 Monro Muffler, Inc 1,198,559
101,662 (a) National Vision Holdings, Inc 1,470,033
48,183 (a) ODP Corp 2,035,732
16,656 (a),(b) OneWater Marine, Inc 411,070
58,083 (a) Overstock.com, Inc 656,338
112,399 (a) Petco Health & Wellness Co, Inc 388,901
132,866 (a),(b) RealReal, Inc 496,919
51,193 (a),(b) Revolve Group, Inc 990,585
21,664 (a) RumbleON, Inc 89,256
146,601 (a) Sally Beauty Holdings, Inc 1,678,581
30,011 (a),(b) Savers Value Village, Inc 305,812
24,101 Shoe Carnival, Inc 1,023,569
57,893 Signet Jewelers Ltd 4,870,538
28,674 (a) Sleep Number Corp 338,353
19,772 Sonic Automotive, Inc (Class A) 1,177,225
116,501 (a) Stitch Fix, Inc 548,720
98,951 (a) ThredUp, Inc 207,797
24,764 (a) Tile Shop Holdings, Inc 178,796
30,285 (a) Tilly's, Inc 177,470
18,215 (a),(b) Torrid Holdings, Inc 151,184
72,841 Upbound Group, Inc 2,748,291
86,754 (a) Urban Outfitters, Inc 3,995,022
106,403 (a) Victoria's Secret & Co 1,888,653
118,213 (a) Warby Parker, Inc 1,946,968
8,228 Weyco Group, Inc 286,417
3,944 Winmark Corp 1,560,404

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
21,845 (a) Zumiez, Inc $ 555,300
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 90,046,637
CONSUMER DURABLES & APPAREL - 3 .3%
38,904 Acushnet Holdings Corp 2,823,652
122,313 (a),(b) AMMO, Inc 222,610
39,684 (a) Beazer Homes USA, Inc 1,336,160
191,931 (a) Callaway Golf Co 3,166,862
11,364 (a) Cavco Industries, Inc 4,711,742
38,454 Century Communities, Inc 4,026,518
39,006 Clarus Corp 235,596
64,659 (b) Cricut, Inc 401,532
38,076 (a) Dream Finders Homes, Inc 1,201,298
13,002 Escalade, Inc 193,470
30,328 Ethan Allen Interiors, Inc 936,225
6,192 Flexsteel Industries, Inc 234,986
54,988 (a) G-III Apparel Group Ltd 1,516,019
172,014 (a) GoPro, Inc 261,461
42,614 (a) Green Brick Partners, Inc 3,117,214
11,420 Hamilton Beach Brands Holding Co 223,033
478,911 (a) Hanesbrands, Inc 2,844,731
32,252 (a) Helen of Troy Ltd 1,906,416
13,365 Hooker Furniture Corp 204,084
6,484 (a) Hovnanian Enterprises, Inc 1,360,927
32,106 Installed Building Products, Inc 8,679,857
38,143 (a),(b) iRobot Corp 449,706
9,347 (a) JAKKS Pacific, Inc 196,661
7,378 Johnson Outdoors, Inc 312,827
89,900 KB Home 7,738,592
73,867 Kontoor Brands, Inc 5,181,770
27,788 (a) Landsea Homes Corp 338,458
58,833 (a) Latham Group, Inc 214,152
58,178 La-Z-Boy, Inc 2,567,977
15,075 (a) Legacy Housing Corp 429,336
28,415 (a) LGI Homes, Inc 3,269,714
16,644 (a) Lifetime Brands, Inc 143,804
18,991 (a) Lovesac Co 519,594
36,643 (a) M/I Homes, Inc 6,113,152
27,910 (a) Malibu Boats, Inc 1,061,696
11,799 Marine Products Corp 124,951
23,720 (a) MasterCraft Boat Holdings, Inc 518,994
48,723 Meritage Homes Corp 9,884,435
20,686 Movado Group, Inc 535,767
19,605 Oxford Industries, Inc 2,064,995
459,503 (a),(b) Peloton Interactive, Inc 1,635,831
77,557 (a),(b) Purple Innovation, Inc 107,029
8,350 Rocky Brands, Inc 286,238
71,479 (a) Skyline Champion Corp 5,826,253
61,498 Smith & Wesson Brands, Inc 1,017,792
30,224 (a),(b) Solo Brands, Inc 72,235
167,217 (a) Sonos, Inc 2,257,430
98,071 Steven Madden Ltd 4,446,539
22,085 Sturm Ruger & Co, Inc 996,254
17,465 Superior Uniform Group, Inc 347,903
138,949 (a) Taylor Morrison Home Corp 9,320,699
56,696 (a) Traeger, Inc 138,338
126,492 (a) Tri Pointe Homes, Inc 5,723,763
7,006 (a) United Homes Group, Inc 43,507
32,725 (a) Vera Bradley, Inc 225,148
78,944 (a) Vista Outdoor, Inc 3,207,495
120,855 (a) Vizio Holding Corp 1,326,988
107,580 Wolverine World Wide, Inc 1,599,715
TOTAL CONSUMER DURABLES & APPAREL 119,850,131

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 2 .6%
69,969 (a) Accel Entertainment, Inc $ 853,622
52,946 (a) Adtalem Global Education, Inc 4,151,496
21,169 (a) American Public Education, Inc 422,533
35,177 (a) BALLY'S CORP 606,100
914 (a) Biglari Holdings, Inc (B Shares) 183,485
25,492 (a) BJ's Restaurants, Inc 805,037
106,294 Bloomin' Brands, Inc 2,216,230
59,730 (a) Brinker International, Inc 3,990,561
18,194 Carriage Services, Inc 583,300
65,131 Cheesecake Factory 2,532,945
154,312 (a) Chegg, Inc 526,204
24,200 (a) Chuy's Holdings, Inc 897,578
186,242 (a) Coursera, Inc 1,732,051
29,751 (b) Cracker Barrel Old Country Store, Inc 1,363,488
44,231 (a) Dave & Buster's Entertainment, Inc 1,663,528
69,612 (a) Denny's Corp 512,344
83,145 (a) Despegar.com Corp 966,145
21,123 Dine Brands Global Inc. 757,048
34,449 (a) El Pollo Loco Holdings, Inc 415,455
3,992 (a),(c) Empire Resorts, Inc 40
45,139 (a) European Wax Center, Inc 423,855
111,166 (a) Everi Holdings, Inc 1,430,706
40,689 (a),(b) First Watch Restaurant Group, Inc 662,010
106,324 (a) Frontdoor, Inc 4,195,545
41,544 (a) Full House Resorts, Inc 233,893
169,740 (a) Global Business Travel Group I 1,140,653
26,672 Golden Entertainment, Inc 891,645
4,480 Graham Holdings Co 3,471,328
99,290 (a) Hilton Grand Vacations, Inc 4,290,321
31,386 (a) Inspired Entertainment, Inc 289,693
154,004 International Game Technology plc 3,614,474
26,413 Jack in the Box, Inc 1,569,989
115,489 Krispy Kreme, Inc 1,227,648
7,827 (a),(b) Kura Sushi USA, Inc 449,974
181,270 Laureate Education, Inc 2,809,685
79,574 (a) Life Time Group Holdings, Inc 1,652,752
30,587 (a) Lincoln Educational Services Corp 431,583
47,271 (a) Lindblad Expeditions Holdings, Inc 407,003
126,336 (a) Mister Car Wash, Inc 960,154
17,150 Monarch Casino & Resort, Inc 1,342,502
61,478 (a) Mondee Holdings, Inc 183,819
3,470 Nathan's Famous, Inc 260,424
70,999 (a),(b) Nerdy, Inc 122,828
30,594 (a) ONE Group Hospitality, Inc 155,112
135,832 (a) OneSpaWorld Holdings Ltd 2,185,537
45,001 Papa John's International, Inc 1,990,394
88,567 Perdoceo Education Corp 2,195,576
52,966 (a) PlayAGS, Inc 606,461
72,338 (a) Portillo's, Inc 749,422
34,790 (a) Potbelly Corp 253,967
11,650 RCI Hospitality Holdings, Inc 576,442
66,531 Red Rock Resorts, Inc 3,792,267
103,107 (a) Rush Street Interactive, Inc 1,032,101
510,899 (a) Sabre Corp 1,752,384
48,237 (a) SeaWorld Entertainment, Inc 2,539,678
51,524 (a) Shake Shack, Inc 4,514,533
55,483 Six Flags Entertainment Corp 2,642,655
29,726 Strategic Education, Inc 3,133,120
57,727 (a) Stride, Inc 4,386,097
201,982 Super Group SGHC Ltd 773,591
129,867 (a) Sweetgreen, Inc 3,568,745
39,028 (a) Target Hospitality Corp 365,302
129,189 (a) Udemy, Inc 1,193,706

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
53,232 (a) Universal Technical Institute, Inc $ 1,008,214
32,389 (a) Xponential Fitness, Inc 556,119
TOTAL CONSUMER SERVICES 97,213,097
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
44,198 Andersons, Inc 2,410,117
46,080 (a) Chefs' Warehouse, Inc 1,916,467
51,841 (a) HF Foods Group, Inc 206,846
19,465 Ingles Markets, Inc (Class A) 1,577,638
12,852 Natural Grocers by Vitamin Cottage, Inc 350,603
33,989 Pricesmart, Inc 3,104,215
47,147 SpartanNash Co 995,745
135,541 (a) Sprouts Farmers Market, Inc 13,539,190
78,946 (a) United Natural Foods, Inc 1,223,663
11,469 Village Super Market (Class A) 363,338
21,359 Weis Markets, Inc 1,611,536
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,299,358
ENERGY - 6 .0%
49,234 (a),(b) Aemetis, Inc 158,041
49,857 (a) Amplify Energy Corp 374,426
209,422 Archrock, Inc 4,341,318
55,514 Ardmore Shipping Corp 1,203,544
91,985 Atlas Energy Solutions, Inc 1,953,761
96,397 Berry Corp 661,283
321,514 (b) Borr Drilling Ltd 2,202,371
33,164 (a) Bristow Group, Inc 1,258,574
88,804 Cactus, Inc 5,605,308
93,634 California Resources Corp 4,816,533
19,081 (a) Centrus Energy Corp 833,649
255,649 ChampionX Corp 8,758,535
211,719 (a) Clean Energy Fuels Corp 603,399
198,659 (a) CNX Resources Corp 5,258,504
125,215 (b) Comstock Resources, Inc 1,185,786
39,329 CONSOL Energy, Inc 3,925,427
63,121 (b) Core Laboratories, Inc 1,545,833
219,224 Crescent Energy Co 2,681,111
46,287 CVR Energy, Inc 1,323,808
84,387 Delek US Holdings, Inc 2,006,723
182,829 DHT Holdings, Inc 2,148,241
138,745 (a) Diamond Offshore Drilling, Inc 2,278,193
63,487 (a) Diversified Energy Co plc 1,044,361
22,625 (a) DMC Global, Inc 305,438
46,932 Dorian LPG Ltd 1,917,642
12,113 (a) Drilling Tools International Corp 69,286
45,388 (a) Dril-Quip, Inc 786,120
14,077 (a),(b) Empire Petroleum Corp 77,001
241,021 (a) Encore Energy Corp 939,982
213,166 (a),(b) Energy Fuels, Inc 1,212,915
42,535 Evolution Petroleum Corp 239,047
25,892 Excelerate Energy, Inc 521,206
128,299 (a) Expro Group Holdings NV 2,979,103
41,325 FLEX LNG Ltd 1,111,642
13,082 (a) Forum Energy Technologies, Inc 241,363
16,684 (a) Geospace Technologies Corp 155,662
134,237 Golar LNG Ltd 4,684,871
71,165 Granite Ridge Resources, Inc 487,480
86,315 (a) Green Plains, Inc 1,530,365
16,915 (a) Gulfport Energy Operating Corp 2,490,057
30,364 (a) Hallador Energy Co 241,697
195,328 (a) Helix Energy Solutions Group, Inc 2,304,870
131,263 Helmerich & Payne, Inc 5,305,650
16,274 (b) HighPeak Energy, Inc 273,566
54,763 International Seaways, Inc 3,066,728

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
51,878 Kinetik Holdings, Inc $ 2,151,899
27,113 Kodiak Gas Services, Inc 782,210
634,908 (a) Kosmos Energy Ltd 3,511,041
219,038 Liberty Energy, Inc 5,289,768
235,425 Magnolia Oil & Gas Corp 6,412,977
31,375 (a) Mammoth Energy Services, Inc 126,128
194,469 Murphy Oil Corp 8,047,127
12,281 (a) Nabors Industries Ltd 1,262,855
5,622 Nacco Industries, Inc (Class A) 169,278
14,217 (a) Natural Gas Services Group, Inc 289,458
111,638 (a) Newpark Resources, Inc 922,130
156,724 (a) NextDecade Corp 1,271,032
152,983 Noble Corp plc 7,223,857
270,472 Nordic American Tankers Ltd 1,008,861
134,750 Northern Oil and Gas, Inc 5,819,853
136,906 (a) Oceaneering International, Inc 4,109,918
85,619 (a) Oil States International, Inc 489,741
77,494 (a) Par Pacific Holdings, Inc 2,057,466
541,631 Patterson-UTI Energy, Inc 5,952,525
139,748 PBF Energy, Inc 5,694,731
173,544 Peabody Energy Corp 3,854,412
927 (a) PrimeEnergy Corp 109,497
22,596 (a),(b) ProFrac Holding Corp 209,917
129,228 (a) ProPetro Holding Corp 1,239,297
21,926 Ranger Energy Services, Inc 284,380
21,837 (a) Rex American Resources Corp 1,109,538
15,325 Riley Exploration Permian, Inc 448,869
196,488 (a),(b) Ring Energy, Inc 387,081
111,463 RPC, Inc 832,629
68,493 (a),(b) Sable Offshore Corp 1,152,052
43,233 SandRidge Energy, Inc 587,536
62,216 Scorpio Tankers, Inc 4,770,723
32,964 (a) SEACOR Marine Holdings, Inc 456,881
99,009 (a) Seadrill Ltd 5,446,485
123,295 Select Water Solutions, Inc 1,457,347
152,242 SFL Corp Ltd 1,802,545
112,105 Sitio Royalties Corp 2,729,757
153,018 SM Energy Co 7,069,432
33,904 Solaris Oilfield Infrastructure, Inc 445,838
200,571 (a) Talos Energy, Inc 2,374,761
76,964 (a) Teekay Corp 667,278
32,525 Teekay Tankers Ltd 2,128,436
157,128 (a) Tetra Technologies, Inc 586,087
65,099 (a) Tidewater, Inc 6,442,197
989,083 (a) Transocean Ltd 5,726,791
533,405 (a),(b) Uranium Energy Corp 3,163,092
370,639 (a),(b) Ur-Energy, Inc 459,592
102,997 (a) US Silica Holdings, Inc 1,595,424
141,101 Vaalco Energy, Inc 1,010,283
83,840 (a) Valaris Ltd 6,588,986
5,797 (a),(b) Verde Clean Fuels, Inc 25,275
38,727 (a) Vital Energy, Inc 1,688,884
33,898 Vitesse Energy, Inc 879,992
125,971 (b) W&T Offshore, Inc 303,590
79,488 World Fuel Services Corp 2,220,100
TOTAL ENERGY 219,958,259
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .3%
136,884 Acadia Realty Trust 2,962,170
97,745 Alexander & Baldwin, Inc 1,926,554
2,877 Alexander's, Inc 697,097
17,127 Alpine Income Property Trust, Inc 297,496
65,435 American Assets Trust, Inc 1,735,336

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
87,959 American Healthcare REIT, Inc $ 1,402,066
187,867 (a) Apartment Investment and Management Co 1,664,502
301,732 Apple Hospitality REIT, Inc 4,462,616
85,020 Armada Hoffler Properties, Inc 1,010,038
95,713 Braemar Hotels & Resorts, Inc 339,781
236,646 Brandywine Realty Trust 1,192,696
255,393 Broadstone Net Lease, Inc 4,446,392
16,093 BRT Apartments Corp 301,583
180,287 CareTrust REIT, Inc 4,860,537
32,453 CBL & Associates Properties, Inc 836,314
20,178 Centerspace 1,409,030
58,471 Chatham Lodging Trust 513,960
54,938 City Office REIT, Inc 332,375
13,183 Clipper Realty, Inc 51,941
36,253 Community Healthcare Trust, Inc 788,865
152,867 Corporate Office Properties Trust 4,428,557
29,377 CTO Realty Growth, Inc 589,596
284,288 DiamondRock Hospitality Co 2,339,690
279,271 Diversified Healthcare Trust 932,765
218,932 Douglas Emmett, Inc 3,522,616
126,672 Easterly Government Properties, Inc 1,764,541
180,702 Empire State Realty Trust, Inc 1,946,161
137,915 (a) Equity Commonwealth 2,809,329
234,328 Essential Properties Realty Trust, Inc 6,933,765
60,384 Farmland Partners, Inc 641,278
124,095 Four Corners Property Trust, Inc 3,367,938
129,529 Franklin Street Properties Corp 225,380
66,840 Getty Realty Corp 1,979,801
53,876 Gladstone Commercial Corp 810,834
44,632 Gladstone Land Corp 662,785
83,263 Global Medical REIT, Inc 795,162
271,468 Global Net Lease, Inc 2,361,772
188,383 Hudson Pacific Properties, Inc 1,128,414
300,980 Independence Realty Trust, Inc 5,613,277
87,881 Industrial Logistics Properties Trust 451,708
38,216 Innovative Industrial Properties, Inc 4,693,307
92,405 InvenTrust Properties Corp 2,603,049
122,766 JBG SMITH Properties 2,007,224
290,445 Kite Realty Group Trust 7,162,374
394,241 Lexington Realty Trust 4,060,682
58,311 LTC Properties, Inc 2,082,286
294,053 Macerich Co 4,707,788
106,908 Mack-Cali Realty Corp 1,679,525
56,749 National Health Investors, Inc 4,248,230
20,076 NET Lease Office Properties 592,443
99,482 NETSTREIT Corp 1,638,469
44,929 NexPoint Diversified Real Estate Trust 284,401
30,782 NexPoint Residential Trust, Inc 1,344,866
21,738 One Liberty Properties, Inc 573,666
77,925 Orion Office REIT, Inc 315,596
200,864 Outfront Media, Inc 3,258,014
254,434 Paramount Group, Inc 1,333,234
49,445 Peakstone Realty Trust 671,463
158,549 Pebblebrook Hotel Trust 2,170,536
163,589 Phillips Edison & Co, Inc 5,741,974
171,598 Piedmont Office Realty Trust, Inc 1,484,323
56,344 Plymouth Industrial REIT, Inc 1,347,748
24,650 Postal Realty Trust, Inc 368,764
107,654 PotlatchDeltic Corp 4,775,531
168,195 Retail Opportunity Investments Corp 2,514,515
205,605 RLJ Lodging Trust 1,940,911
78,564 Ryman Hospitality Properties, Inc 7,896,468
307,530 Sabra Health Care REIT, Inc 4,991,212

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
69,964 Safehold, Inc $ 1,618,967
13,508 Saul Centers, Inc 534,241
223,128 Service Properties Trust 1,265,136
257,450 SITE Centers Corp 3,977,602
88,551 SL Green Realty Corp 5,901,039
17,982 (a) Star Holdings 241,858
7,238 (b) Strawberry Fields REIT, Inc 83,020
138,486 Summit Hotel Properties, Inc 878,001
275,208 Sunstone Hotel Investors, Inc 2,851,155
144,554 Tanger Factory Outlet Centers, Inc 4,177,611
127,978 Terreno Realty Corp 8,754,975
86,518 UMH Properties, Inc 1,536,560
322,414 Uniti Group, Inc 1,238,070
17,424 Universal Health Realty Income Trust 744,876
162,237 Urban Edge Properties 3,293,411
119,129 Washington REIT 1,960,863
62,723 Whitestone REIT 865,577
140,219 Xenia Hotels & Resorts, Inc 1,946,240
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 192,894,519
FINANCIAL SERVICES - 6 .2%
51,959 (a) Acacia Research (Acacia Technologies) 277,981
22,327 AFC Gamma, Inc 200,273
37,607 AG. Mortgage Investment Trust, Inc 290,326
24,063 Alerus Financial Corp 540,214
45,450 (a) AlTi Global, Inc 222,705
23,569 (b) A-Mark Precious Metals, Inc 905,992
18,385 Angel Oak Mortgage REIT, Inc 231,651
187,042 Apollo Commercial Real Estate Finance, Inc 2,038,758
249,551 Arbor Realty Trust, Inc 3,368,939
68,600 Ares Commercial Real Estate Corp 530,278
66,241 ARMOUR Residential REIT, Inc 1,338,068
85,372 Artisan Partners Asset Management, Inc 3,770,028
30,872 (a) AssetMark Financial Holdings, Inc 1,065,084
6,149 (a) Atlanticus Holdings Corp 219,950
235,518 (a) AvidXchange Holdings, Inc 2,105,531
26,819 (b) B Riley Financial, Inc 514,925
36,857
Banco Latinoamericano de Exportaciones S.A. (Class
E) 1,191,587
490,326 BGC Group, Inc 4,515,902
235,034 Blackstone Mortgage Trust, Inc 4,195,357
67,348 Bread Financial Holdings, Inc 3,675,854
37,243 Brightsphere Investment Group, Inc 975,394
174,785 BrightSpire Capital, Inc 1,001,518
271,746 Burford Capital Ltd 3,834,336
75,868 Cannae Holdings, Inc 1,525,705
78,493 (a) Cantaloupe, Inc 611,460
17,461 Cass Information Systems, Inc 749,775
20,932 Chicago Atlantic Real Estate Finance, Inc 334,493
108,877 Chimera Investment Corp 1,590,693
116,554 Claros Mortgage Trust, Inc 1,108,429
37,237 (b) Cohen & Steers, Inc 3,195,679
90,169 Compass Diversified Trust 2,169,466
13,986 (a) Consumer Portfolio Services, Inc 132,308
3,880 Diamond Hill Investment Group, Inc 617,774
35,434 (a) Donnelley Financial Solutions, Inc 2,391,086
85,840 Dynex Capital, Inc 1,044,673
111,420 Ellington Financial, Inc 1,413,920
39,280 Enact Holdings, Inc 1,336,698
31,275 (a) Encore Capital Group, Inc 1,580,951
36,083 (a) Enova International, Inc 3,120,097
139,646 Essent Group Ltd 8,775,355
85,781 EVERTEC, Inc 2,956,871

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
12,214 Federal Agricultural Mortgage Corp (FAMC) $ 2,518,771
52,054 FirstCash Holdings, Inc 5,809,226
163,788 (a) Flywire Corp 2,998,958
151,090 (a),(b) Forge Global Holdings, Inc 219,081
110,680 Franklin BSP Realty Trust, Inc 1,531,811
55,324 GCM Grosvenor, Inc 615,756
75,993 Granite Point Mortgage Trust, Inc 226,459
71,377 (a) Green Dot Corp 682,364
51,329 Hamilton Lane, Inc 7,410,368
149,366
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 4,894,724
32,706 (a) I3 Verticals, Inc 801,624
43,507 (a) International Money Express, Inc 966,290
63,899 Invesco Mortgage Capital, Inc 580,203
102,870 Jackson Financial, Inc 9,058,732
80,286 KKR Real Estate Finance Trust, Inc 921,683
152,373 Ladder Capital Corp 1,828,476
148,229 (a) LendingClub Corp 1,854,345
12,882 (a) LendingTree, Inc 685,580
42,753 MarketWise, Inc 48,738
632,804 (a) Marqeta, Inc 3,410,814
24,450 (a) Medallion Financial Corp 202,691
23,122 Merchants Bancorp 1,040,490
137,756 MFA Financial, Inc 1,541,490
94,205 Moelis & Co 6,405,940
11,525 (a) Moneylion, Inc 794,303
85,285 (a) Mr Cooper Group, Inc 7,665,416
108,541 Navient Corp 1,781,158
97,906 (a) NCR Corp ATM 3,147,678
19,574 Nelnet, Inc (Class A) 2,206,186
52,464 (a) NerdWallet, Inc 767,548
113,687 New York Mortgage Trust, Inc 736,692
30,932 NewtekOne, Inc 432,739
11,334 Nexpoint Real Estate Finance, Inc 163,550
107,462 (a) NMI Holdings, Inc 4,228,630
8,575 (a) Ocwen Financial Corp 250,647
138,168 (a) Open Lending Corp 870,458
19,207 OppFi, Inc 74,139
71,476 Orchid Island Capital, Inc 574,667
57,144 P10, Inc 569,726
248,509 (a) Pagseguro Digital Ltd 3,175,945
72,267 Patria Investments Ltd 940,194
384,096 (a) Payoneer Global, Inc 2,124,051
42,771 (a) Paysafe Ltd 897,763
43,694 (a) Paysign Inc 232,889
35,194 PennyMac Financial Services, Inc 3,453,235
114,025 PennyMac Mortgage Investment Trust 1,570,124
71,120 Perella Weinberg Partners 1,344,168
23,082 Piper Jaffray Cos 6,307,849
32,014 PJT Partners, Inc 4,255,941
52,853 (a) PRA Group, Inc 1,408,532
25,156 (a) Priority Technology Holdings Inc 149,175
58,298 PROG Holdings, Inc 2,626,908
202,238 Radian Group, Inc 7,503,030
212,565 Ready Capital Corp 1,972,603
172,173 Redwood Trust, Inc 1,251,698
11,335 Regional Management Corp 370,655
196,803 (a) Remitly Global, Inc 2,599,768
122,440 (a) Repay Holdings Corp 1,177,873
16,624 Seven Hills Realty Trust 222,595
3,195 (a),(b) Sezzle, Inc 279,435
13,835 Silvercrest Asset Management Group, Inc 245,295
72,708 StepStone Group, Inc 3,654,304

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
380,648 (a) StoneCo Ltd $ 4,994,102
37,104 (a) StoneX Group, Inc 3,092,247
7,442 (a) Sunrise Realty Trust, Inc 89,304
4,871 (a) SWK Holdings Corp 85,778
85,106 TPG RE Finance Trust, Inc 743,826
140,303 Two Harbors Investment Corp 1,889,881
100,780 (a),(b) Upstart Holdings, Inc 2,814,785
1,276 (b) Value Line, Inc 60,291
13,428 (a) Velocity Financial, Inc 254,192
55,690 Victory Capital Holdings, Inc 2,917,599
9,115 Virtus Investment Partners, Inc 2,059,990
43,566 Walker & Dunlop, Inc 4,657,205
25,565 Waterstone Financial, Inc 381,430
184,169 WisdomTree, Inc 2,198,978
5,301 (a) World Acceptance Corp 647,358
TOTAL FINANCIAL SERVICES 226,835,231
FOOD, BEVERAGE & TOBACCO - 1 .4%
8,749 Alico, Inc 257,658
104,703 B&G Foods, Inc (Class A) 902,540
79,731 (a),(b) Beyond Meat, Inc 500,711
70,323 (a) BRC, Inc 401,544
22,401 Calavo Growers, Inc 532,920
55,570 Cal-Maine Foods, Inc 3,977,145
100,851 Dole plc 1,497,637
70,114 (a) Duckhorn Portfolio, Inc 509,028
6,332 (a),(b) Forafric Global plc 74,274
44,645 Fresh Del Monte Produce, Inc 1,118,357
121,403 (a) Hain Celestial Group, Inc 939,659
23,066 (a) Ispire Technology, Inc 176,224
20,638 J&J Snack Foods Corp 3,481,631
11,667 John B Sanfilippo & Son, Inc 1,223,518
25,950 Lancaster Colony Corp 5,009,907
28,837 (a),(b) Landec Corp 182,538
5,951 (a) Lifeway Foods, Inc 73,376
23,415 Limoneira Co 516,067
44,117 (a) MamaMancini's Holdings, Inc 336,171
19,072 MGP Ingredients, Inc 1,555,322
66,355 (a) Mission Produce, Inc 745,830
31,715 National Beverage Corp 1,547,375
213,688 Primo Water Corp 4,686,178
5,612 (a) Seneca Foods Corp 338,628
123,597 (a) Simply Good Foods Co 4,192,410
129,933 (a) SunOpta, Inc 688,645
66,363 (a) TreeHouse Foods, Inc 2,673,102
22,190 Turning Point Brands, Inc 837,007
31,232 Universal Corp 1,668,413
87,552 Utz Brands, Inc 1,299,272
194,102 Vector Group Ltd 2,480,623
53,165 (a) Vita Coco Co, Inc 1,373,784
44,173 (a) Vital Farms, Inc 1,611,873
45,145 (a),(b) Westrock Coffee Co 446,935
43,299 (a),(b) Whole Earth Brands, Inc 210,866
88,933 WK Kellogg Co 1,565,221
TOTAL FOOD, BEVERAGE & TOBACCO 49,632,389
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
100,495 (a) Accolade, Inc 412,029
125,546 (a) Accuray, Inc 231,005
137,928 (a) AdaptHealth Corp 1,566,862
20,910 (a) Addus HomeCare Corp 2,537,638
418,554 (a) agilon health, Inc 2,883,837
17,003 (a) AirSculpt Technologies, Inc 84,505
135,782 (a) Alignment Healthcare, Inc 1,186,735

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
139,210 (a) Alphatec Holdings, Inc $ 1,406,021
50,396 (a) AMN Healthcare Services, Inc 3,407,778
51,827 (a) Angiodynamics, Inc 406,324
58,376 (a) Apollo Medical Holdings, Inc 3,062,405
62,786 (a) AtriCure, Inc 1,354,294
1,897 Atrion Corp 869,395
62,533 (a) Avanos Medical, Inc 1,495,789
60,420 (a) Aveanna Healthcare Holdings, Inc 254,368
54,514 (a) Axogen, Inc 478,633
67,659 (a) Axonics, Inc 4,633,288
50,773 (a) Bioventus, Inc 355,919
70,765 (a) BrightSpring Health Services, Inc 876,778
259,537 (a) Brookdale Senior Living, Inc 2,006,221
33,263 (a) Castle Biosciences, Inc 802,636
237,114 (a) Cerus Corp 535,878
160,384 (a) Community Health Systems, Inc 843,620
41,870 Conmed Corp 2,890,705
12,016 (a) Corvel Corp 3,686,509
46,184 (a) Cross Country Healthcare, Inc 842,396
53,750 (a) CryoLife, Inc 1,459,313
15,323 (a),(b) CVRx, Inc 131,012
71,723 (a) Definitive Healthcare Corp 279,720
136,849 (a) DocGo, Inc 496,762
78,647 Embecta Corp 1,232,398
68,394 (a) Enhabit, Inc 700,355
74,501 Ensign Group, Inc 10,486,016
156,633 (a) Evolent Health, Inc 3,652,682
171,182 (a) Figs, Inc 1,112,683
27,932 (a) Fulgent Genetics, Inc 668,413
16,490 (a) GeneDx Holdings Corp 539,553
65,589 (a) Glaukos Corp 7,685,063
160,172 (a) Guardant Health, Inc 5,626,842
66,944 (a) Haemonetics Corp 6,028,307
76,936 (a) Health Catalyst, Inc 567,018
113,535 (a) HealthEquity, Inc 8,910,227
33,035 HealthStream, Inc 981,470
252,646 (a) Hims & Hers Health, Inc 5,366,201
29,082 (a) ICU Medical, Inc 3,692,832
71,828 (a) Inari Medical, Inc 3,344,312
25,023 (a) InfuSystem Holdings, Inc 172,659
107,787 (a) Inmode Ltd 1,953,100
21,483 (a) Innovage Holding Corp 134,913
32,057 (a) Inogen, Inc 296,527
44,354 (a) Integer Holdings Corp 5,267,481
93,063 (a) Integra LifeSciences Holdings Corp 2,308,893
9,882 iRadimed Corp 461,588
42,424 (a) iRhythm Technologies, Inc 3,659,070
20,600 (a) Joint Corp 297,052
91,468 (a) Lantheus Holdings, Inc 9,588,590
27,474 LeMaitre Vascular, Inc 2,387,216
161,434 (a),(b) LifeStance Health Group, Inc 889,501
74,002 (a) LivaNova plc 3,655,699
76,460 (a) Merit Medical Systems, Inc 6,521,273
13,635 (a) ModivCare, Inc 311,151
73,732 (a),(b) Nano-X Imaging Ltd 635,570
16,920 National Healthcare Corp 2,303,827
19,429 National Research Corp 495,245
289,582 (a) Neogen Corp 4,931,581
173,075 (a) NeoGenomics, Inc 3,068,620
18,420 (a) NeuroPace, Inc 142,387
47,225 (a) Nevro Corp 468,944
144,635 (a) Novocure Ltd 3,293,339
61,880 (a) Omnicell, Inc 1,807,515

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
479,282 (a),(b) Opko Health, Inc $ 680,580
21,914 (a) OptimizeRx Corp 239,082
233,019 (a) Option Care Health, Inc 6,918,334
99,167 (a) OraSure Technologies, Inc 444,268
31,439 (a),(b) Orchestra BioMed Holdings, Inc 232,020
47,704 (a) Orthofix Medical, Inc 767,080
20,885 (a) OrthoPediatrics Corp 642,840
102,149 (a) Owens & Minor, Inc 1,677,287
33,669 (a) PACS Group, Inc 1,205,350
61,370 (a),(b) Paragon 28, Inc 478,072
109,032 Patterson Cos, Inc 2,753,058
112,512 (a) Pediatrix Medical Group, Inc 938,350
39,068 (a) Pennant Group, Inc 1,164,617
36,462 (a) PetIQ, Inc 797,789
68,121 (a) Phreesia, Inc 1,699,619
141,545 (a) Privia Health Group, Inc 2,935,643
57,460 (a) PROCEPT BioRobotics Corp 3,638,367
114,609 (a) Progyny, Inc 3,231,974
47,757 (a) Pulmonx Corp 330,001
22,441 (a),(b) Pulse Biosciences, Inc 335,717
55,552 (a) Quipt Home Medical Corp 214,431
89,655 (a) RadNet, Inc 5,356,886
46,156 (a) RxSight, Inc 2,112,560
5,089 (a) Sanara Medtech, Inc 162,288
75,478 (a) Schrodinger, Inc 1,681,650
144,869 Select Medical Holdings Corp 5,759,991
6,429 (a) Semler Scientific, Inc 213,121
54,102 (a) SI-BONE, Inc 822,350
47,520 (a) Sight Sciences, Inc 369,706
51,255 (a) Silk Road Medical, Inc 1,384,398
20,907 Simulations Plus, Inc 853,842
4,594 (a),(b) Sonida Senior Living, Inc 148,340
67,135 (a) STAAR Surgical Co 2,769,319
73,990 (a) Stereotaxis, Inc 147,980
104,141 (a) Surgery Partners, Inc 3,161,721
19,020 (a) SurModics, Inc 787,428
31,396 (a) Tactile Systems Technology, Inc 400,927
166,117 (a) Talkspace, Inc 333,895
87,899 (a) Tandem Diabetes Care, Inc 3,250,505
230,797 (a) Teladoc Health, Inc 2,176,416
42,844 (a) TransMedics Group, Inc 6,094,987
61,173 (a) Treace Medical Concepts, Inc 442,281
9,851 (a) UFP Technologies, Inc 3,167,983
19,725 US Physical Therapy, Inc 1,923,188
4,768 Utah Medical Products, Inc 331,853
53,665 (a) Varex Imaging Corp 793,705
47,009 (a) Viemed Healthcare, Inc 338,935
34,878 (a) Zimvie, Inc 737,321
18,760 (a),(b) Zynex, Inc 168,840
TOTAL HEALTH CARE EQUIPMENT & SERVICES 234,341,383
HOUSEHOLD & PERSONAL PRODUCTS - 0 .6%
43,730 (a),(b) Beauty Health Co 80,901
12,941 (a) Central Garden & Pet Co 515,570
70,620 (a) Central Garden and Pet Co (Class A) 2,426,503
66,675 Edgewell Personal Care Co 2,610,326
97,757 Energizer Holdings, Inc 3,009,938
131,960 (a) Herbalife Ltd 1,620,469
108,394 (a) Honest Co, Inc 404,310
24,733 Inter Parfums, Inc 3,479,438
46,916 (a) LifeMD, Inc 334,511
14,608 (b) Medifast, Inc 320,353
18,571 (a) Nature's Sunshine Products, Inc 317,750

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
67,415 Nu Skin Enterprises, Inc (Class A) $ 756,396
6,480 Oil-Dri Corp of America 421,848
187,132 (a) Olaplex Holdings, Inc 389,235
14,485 (a) USANA Health Sciences, Inc 646,031
178,557 (a) Veru, Inc 167,165
31,500 (a) Waldencast plc 98,910
18,494 WD-40 Co 4,838,215
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,437,869
INSURANCE - 1 .8%
59,995 (a) AMBAC Financial Group, Inc 791,334
24,817 Amerisafe, Inc 1,178,311
89,333 (a) BRP Group, Inc 3,907,425
144,434 CNO Financial Group, Inc 5,034,969
15,196 Crawford & Co 148,769
19,550 Donegal Group, Inc (Class A) 287,971
33,826 Employers Holdings, Inc 1,623,986
16,856 (a) Enstar Group Ltd 5,468,086
24,912 F&G Annuities & Life, Inc 1,074,455
61,955 Fidelis Insurance Holdings Ltd 1,102,179
587,696 (a) Genworth Financial, Inc (Class A) 3,978,702
5,436 (a) GoHealth, Inc 71,320
31,789 (a) Goosehead Insurance, Inc 2,870,229
36,216 (a) Greenlight Capital Re Ltd (Class A) 499,781
22,237 (a) Hamilton Insurance Group Ltd 387,591
11,002 (b) HCI Group, Inc 1,037,049
30,842 Heritage Insurance Holdings, Inc 246,428
26,705 (a),(b) Hippo Holdings, Inc 473,747
54,712 Horace Mann Educators Corp 1,891,394
1,606 Investors Title Co 341,821
39,977 James River Group Holdings Ltd 345,401
15,529 (a),(b) Kingsway Financial Services, Inc 131,686
69,511 (a),(b) Lemonade, Inc 1,253,283
115,265 (a) Maiden Holdings Ltd 243,209
62,428 MBIA, Inc 274,683
36,239 Mercury General Corp 2,169,629
11,769 (a) NI Holdings, Inc 193,247
257,643 (a) Oscar Health, Inc 4,555,128
33,212 (a) Palomar Holdings, Inc 3,055,836
73,221 (a) ProAssurance Corp 959,195
11,716 (a) Root, Inc 705,655
19,845 Safety Insurance Group, Inc 1,697,740
81,421 Selective Insurance Group, Inc 7,353,945
185,776 (a) Selectquote, Inc 759,824
133,359 (a) SiriusPoint Ltd 1,916,369
50,355 (a) Skyward Specialty Insurance Group, Inc 1,992,547
36,665 Stewart Information Services Corp 2,592,216
33,806 Tiptree, Inc 667,669
45,323 (a),(b) Trupanion, Inc 1,679,670
28,478 United Fire Group, Inc 638,192
32,738 (a) United Insurance Holdings Corp 399,731
32,896 Universal Insurance Holdings, Inc 651,670
TOTAL INSURANCE 66,652,072
MATERIALS - 4 .6%
33,406 (a) Advanced Emissions Solutions, Inc 218,475
35,671 AdvanSix, Inc 997,718
14,783 Alpha Metallurgical Resources, Inc 4,367,046
38,046 American Vanguard Corp 366,002
1,470,717 (a),(b) Arcadium Lithium plc 4,676,880
23,823 Arch Resources, Inc 3,491,261
195,791 Ardagh Metal Packaging S.A. 720,511
53,535 (a) ASP Isotopes, Inc 141,868
79,148 (a) Aspen Aerogels, Inc 1,615,411

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
119,815 Avient Corp $ 5,420,431
43,205 Balchem Corp 7,667,159
72,313 Cabot Corp 7,252,271
22,143 Caledonia Mining Corp plc 259,073
63,627 Carpenter Technology Corp 9,281,270
71,478 (a) Century Aluminum Co 1,080,033
21,917 (a) Clearwater Paper Corp 1,215,736
536,234 (a) Coeur Mining, Inc 3,480,159
155,047 Commercial Metals Co 9,318,325
46,667 Compass Minerals International, Inc 620,671
175,526 (a) Constellium SE 3,126,118
10,622 (a),(b) Contango ORE, Inc 242,713
10,158 (a) Core Molding Technologies, Inc 187,415
9,649 (a) Critical Metals Corp 97,262
71,181 (a) Dakota Gold Corp 169,411
125,548 (a),(b) Danimer Scientific, Inc 48,989
156,739 (a) Ecovyst, Inc 1,495,290
35,238 FutureFuel Corp 196,980
33,727 Greif, Inc (Class A) 2,248,916
6,392 Greif, Inc (Class B) 451,723
72,958 H.B. Fuller Co 6,288,980
26,167 Hawkins, Inc 2,718,751
17,007 Haynes International, Inc 1,012,767
778,421 Hecla Mining Co 4,499,273
347,639 (a),(b) i-80 Gold Corp 365,021
49,392 (a) Ingevity Corp 2,266,599
33,750 Innospec, Inc 4,425,975
15,133 (a) Intrepid Potash, Inc 394,820
113,270 (a),(b) Ivanhoe Electric, Inc 1,123,638
21,644 Kaiser Aluminum Corp 1,703,166
75,741 (a) Knife River Corp 6,022,924
27,522 Koppers Holdings, Inc 1,120,421
30,976 Kronos Worldwide, Inc 370,473
49,406 (a) Lifezone Metals Ltd 389,813
73,197 (a) LSB Industries, Inc 666,825
26,949 Materion Corp 3,245,468
72,828 (a) Metals Acquisition Ltd 939,481
43,470 Minerals Technologies, Inc 3,407,179
49,769 Myers Industries, Inc 741,558
10,495 Northern Technologies International Corp 138,219
330,419 (a) Novagold Resources, Inc 1,579,403
209,864 (a) O-I Glass, Inc 2,803,783
14,875 Olympic Steel, Inc 753,865
77,828 Orion S.A. 1,916,125
54,537 Pactiv Evergreen, Inc 716,616
188,567 (a) Perimeter Solutions S.A. 1,827,214
51,867 (a),(b) Perpetua Resources Corp 352,177
24,661 (a),(b) Piedmont Lithium, Inc 247,103
167,331 (a),(b) PureCycle Technologies, Inc 1,290,122
18,954 Quaker Chemical Corp 3,441,478
6,249 Ramaco Resources, Inc 73,051
31,252 Ramaco Resources, Inc 425,027
59,396 (a) Ranpak Holdings Corp 428,839
83,699 (a) Rayonier Advanced Materials, Inc 556,598
39,225 Ryerson Holding Corp 933,163
34,222 Schnitzer Steel Industries, Inc (Class A) 620,103
73,697 Schweitzer-Mauduit International, Inc 1,406,876
57,148 Sensient Technologies Corp 4,460,401
6,070 (a) Smith-Midland Corp 210,750
273,628 SSR Mining, Inc 1,524,108
28,624 Stepan Co 2,422,449
161,591 (a) Summit Materials, Inc 6,751,272
115,874 SunCoke Energy, Inc 1,355,726

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
47,738 Sylvamo Corp $ 3,518,768
57,564 (a) TimkenSteel Corp 1,290,585
45,315 Tredegar Corp 258,749
54,601 Trimas Corp 1,342,093
160,880 Tronox Holdings plc 2,599,821
14,270 United States Lime & Minerals, Inc 1,213,663
11,644 (a) Universal Stainless & Alloy 436,883
3,773 Valhi, Inc 79,610
70,332 Warrior Met Coal, Inc 4,860,644
42,619 Worthington Industries, Inc 2,127,114
44,003 Worthington Steel, Inc 1,754,400
TOTAL MATERIALS 167,875,047
MEDIA & ENTERTAINMENT - 1 .8%
143,211 (a) Advantage Solutions, Inc 574,276
377,173 (a) AMC Entertainment Holdings, Inc 2,002,789
43,573 (a) AMC Networks, Inc 484,967
12,450 (a) Atlanta Braves Holdings, Inc 571,704
67,227 (a) Atlanta Braves Holdings, Inc 2,919,669
30,157 (a) Boston Omaha Corp 443,308
130,807 (a) Bumble, Inc 1,221,737
7,605 (b) Cable One, Inc 3,143,755
54,319 (a),(b) Cardlytics, Inc 450,304
118,836 (a) Cargurus, Inc 2,949,510
89,483 (a) Cars.com, Inc 1,845,139
149,480 (a) Cinemark Holdings, Inc 3,524,738
452,701 (a) Clear Channel Outdoor Holdings, Inc 751,484
1,849 (a) Daily Journal Corp 860,894
19,910 (a),(b) Emerald Holding, Inc 112,890
78,418 Entravision Communications Corp (Class A) 171,735
111,285 (a) Eventbrite, Inc 544,184
33,957 (a) EverQuote, Inc 885,938
69,850 (a) EW Scripps Co (Class A) 262,636
382,380 (a),(b) fuboTV, Inc 558,275
18,540 (a) Gambling.com Group Ltd 178,355
191,562 (a) Gannett Co, Inc 940,569
135,943 (a),(b) Getty Images Holdings, Inc 517,943
26,520 (a),(b) Golden Matrix Group, Inc 59,140
116,164 Gray Television, Inc 746,935
36,062 (a) Grindr, Inc 419,401
10,206 (a) Ibotta, Inc 686,251
147,651 (a),(b) iHeartMedia, Inc 262,819
60,717 (a) IMAX Corp 1,281,129
142,711 (a),(b) Innovid Corp 302,547
97,131 (a) Integral Ad Science Holding Corp 988,794
48,545 John Wiley & Sons, Inc (Class A) 2,318,024
78,321 (a),(b) Lions Gate Entertainment Corp (Class A) 718,204
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,316,282
89,692 (a),(b) LiveOne, Inc 152,476
51,391 (a) Madison Square Garden Entertainment Corp 2,029,431
165,282 (a) Magnite, Inc 2,403,200
33,377 Marcus Corp 420,216
30,198 (a) MediaAlpha, Inc 443,005
95,492 (a) National CineMedia, Inc 576,772
236,150 (a) Nextdoor Holdings, Inc 670,666
55,980 (a) Outbrain, Inc 267,584
110,418 (a) Playstudios, Inc 239,607
54,478 (a) PubMatic, Inc 1,196,337
72,007 (a) QuinStreet, Inc 1,346,531
28,672 (a) Reservoir Media, Inc 228,229
31,672 Scholastic Corp 992,284
32,860 Shutterstock, Inc 1,453,069
44,646 (b) Sinclair, Inc 686,655

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
35,816 (a) Sphere Entertainment Co $ 1,593,096
121,578 (a) Stagwell, Inc 812,141
34,112 (a) System1, Inc 46,392
34,289 (a) TechTarget, Inc 1,097,248
237,201 TEGNA, Inc 3,778,612
40,670 (a) Thryv Holdings, Inc 792,252
15,132 Townsquare Media, Inc 182,795
129,623 (a) TrueCar, Inc 474,420
201,481 (a) Vimeo, Inc 809,954
97,832 (a),(b) Vivid Seats, Inc 477,420
73,523 (a) WideOpenWest, Inc 400,700
88,024 (a) Yelp, Inc 3,206,714
61,499 (a) Ziff Davis, Inc 2,944,572
96,597 (a) ZipRecruiter, Inc 884,829
TOTAL MEDIA & ENTERTAINMENT 65,623,532
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10 .7%
68,049 (a),(b) 2seventy bio, Inc 321,191
67,650 (a) 4D Molecular Therapeutics, Inc 1,199,434
103,282 (a) 89bio, Inc 946,063
108,711 (a),(b) Absci Corp 478,328
162,465 (a) Acadia Pharmaceuticals, Inc 3,090,084
94,925 (a),(b) ACELYRIN, Inc 569,550
46,668 (a),(b) Achieve Life Sciences, Inc 232,407
11,821 (a),(b) Acrivon Therapeutics, Inc 99,060
35,556 (a) Actinium Pharmaceuticals, Inc 246,048
56,664 (a) Acumen Pharmaceuticals, Inc 186,991
107,119 (a) Adagio Therapeutics, Inc 133,899
155,076 (a) Adaptive Biotechnologies Corp 705,596
94,938 (a) ADC Therapeutics S.A. 315,194
305,664 (a) ADMA Biologics, Inc 3,753,554
28,229 (a) Adverum Biotechnologies, Inc 209,459
15,387 (a) Aerovate Therapeutics, Inc 28,004
3,303 (a),(b) Agenus, Inc 19,950
76,733 (a) Agios Pharmaceuticals, Inc 3,560,411
282,396 (a),(b) Akebia Therapeutics, Inc 389,706
92,040 (a) Akero Therapeutics, Inc 2,460,229
33,158 (a),(b) Akoya Biosciences, Inc 81,900
62,944 (a) Aldeyra Therapeutics, Inc 247,999
109,634 (a) Alector, Inc 657,804
28,920 (a) Alimera Sciences, Inc 160,795
228,761 (a) Alkermes plc 6,249,751
130,716 (a) Allogene Therapeutics, Inc 384,305
96,540 (a),(b) Altimmune, Inc 613,994
11,929 (a),(b) Alto Neuroscience, Inc 128,595
36,722 (a),(b) ALX Oncology Holdings, Inc 176,266
398,415 (a) Amicus Therapeutics, Inc 4,107,659
215,749 (a) Amneal Pharmaceuticals, Inc 1,581,440
52,188 (a) Amphastar Pharmaceuticals, Inc 2,271,222
26,611 (a) AnaptysBio, Inc 927,127
98,638 (a),(b) Anavex Life Sciences Corp 670,245
25,059 (a) ANI Pharmaceuticals, Inc 1,646,877
20,311 (a) Anika Therapeutics, Inc 553,475
114,327 (a) Annexon, Inc 732,836
47,219 (a),(b) Apogee Therapeutics, Inc 2,299,565
130,554 (a) Applied Therapeutics, Inc 775,491
100,616 (a),(b) Aquestive Therapeutics, Inc 386,365
189,039 (a),(b) Arbutus Biopharma Corp 712,677
58,523 (a) Arcellx, Inc 3,617,307
31,233 (a) Arcturus Therapeutics Holdings, Inc 732,726
73,878 (a) Arcus Biosciences, Inc 1,212,338
144,237 (a) Arcutis Biotherapeutics, Inc 1,452,467
315,484 (a) Ardelyx, Inc 1,750,936

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
12,932 (a) ArriVent Biopharma, Inc $ 283,211
162,117 (a) Arrowhead Pharmaceuticals, Inc 4,630,062
66,848 (a) ARS Pharmaceuticals, Inc 726,638
87,180 (a) Arvinas, Inc 2,398,322
55,991 (a) Astria Therapeutics, Inc 653,975
105,147 (a) Atea Pharmaceuticals, Inc 401,662
170,733 (a) Atossa Therapeutics, Inc 230,490
62,773 (a) Aura Biosciences, Inc 640,912
194,798 (a) Aurinia Pharmaceuticals, Inc 1,145,412
125,446 (a) Avadel Pharmaceuticals plc 2,049,788
83,065 (a) Avid Bioservices, Inc 867,199
134,870 (a) Avidity Biosciences, Inc 6,147,375
34,057 (a),(b) Avita Medical, Inc 333,759
48,236 (a),(b) Axsome Therapeutics, Inc 4,211,485
103,874 (a) Beam Therapeutics, Inc 3,286,573
280,629 (a) BioCryst Pharmaceuticals, Inc 2,042,979
101,941 (a) Biohaven Ltd 4,009,340
47,217 (a) BioLife Solutions, Inc 1,134,152
37,547 (a),(b) Biomea Fusion, Inc 209,137
36,459 (a) Biote Corp 289,120
50,392 (a) Black Diamond Therapeutics, Inc 306,887
251,271 (a),(b) Bluebird Bio, Inc 291,474
84,585 (a) Blueprint Medicines Corp 9,160,555
187,137 (a) Bridgebio Pharma, Inc 4,856,205
79,561 (a),(b) C4 Therapeutics, Inc 533,059
58,462 (a) Cabaletta Bio, Inc 415,080
26,951 (a),(b) Candel Therapeutics, Inc 159,819
34,320 (a) Capricor Therapeutics, Inc 139,339
53,116 (a),(b) Cardiff Oncology, Inc 124,291
70,175 (a) CareDx, Inc 1,402,798
28,125 (a) Cargo Therapeutics, Inc 478,969
111,659 (a) Caribou Biosciences, Inc 259,049
55,106 (a),(b) Cassava Sciences, Inc 1,224,455
9,472 (a),(b) Catalyst Biosciences, Inc 137,060
157,887 (a) Catalyst Pharmaceuticals, Inc 2,721,972
31,712 (a),(b) Celcuity, Inc 581,281
87,714 (a) Celldex Therapeutics, Inc 3,342,781
62,039 (a) Century Therapeutics, Inc 138,347
30,405 (a) CG oncology, Inc 1,014,007
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
66,114 (a) ChromaDex Corp 197,681
20,234 (a) Cibus, Inc 200,114
89,565 (a) Codexis, Inc 320,643
124,494 (a) Cogent Biosciences, Inc 1,173,978
95,056 (a),(b) Coherus Biosciences, Inc 146,386
42,690 (a) Collegium Pharmaceutical, Inc 1,646,553
124,245 (a) Compass Therapeutics, Inc 127,972
9,388 (a) Contineum Therapeutics, Inc 188,323
13,792 (a) Corbus Pharmaceuticals Holdings, Inc 820,210
109,677 (a) Corcept Therapeutics, Inc 4,241,210
74,251 (a),(b) CorMedix, Inc 340,070
105,631 (a) Crinetics Pharmaceuticals, Inc 5,611,119
59,106 (a) CryoPort, Inc 545,548
52,463 (a) Cullinan Oncology, Inc 1,015,159
164,704 (a) Cytek Biosciences, Inc 1,105,164
149,820 (a) Cytokinetics, Inc 8,840,878
72,605 (a) Day One Biopharmaceuticals, Inc 1,038,978
168,926 (a) Denali Therapeutics, Inc 4,116,727
47,309 (a) Design Therapeutics, Inc 241,276
7,309 (a) Diffusion Pharmaceuticals, Inc 95,017
22,321 (a) Disc Medicine, Inc 963,374
179,042 (a) Dynavax Technologies Corp 2,003,480
107,095 (a) Dyne Therapeutics, Inc 4,595,446

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
98,514 (a) Edgewise Therapeutics, Inc $ 1,677,693
111,593 (a) Editas Medicine, Inc 603,718
70,813 (a) Elevation Oncology, Inc 186,238
9,862 (a) Eliem Therapeutics, Inc 81,756
25,834 (a) Enanta Pharmaceuticals, Inc 381,310
47,750 (a),(b) Enliven Therapeutics, Inc 1,259,645
66,288 (a) Enochian Biosciences Inc 48,390
33,481 (a) Entrada Therapeutics, Inc 551,432
153,011 (a) Erasca, Inc 481,985
256,326 (a) Esperion Thereapeutics, Inc 592,113
74,841 (a) Evolus, Inc 929,525
67,836 (a) EyePoint Pharmaceuticals, Inc 670,220
136,284 (a) Fate Therapeutics, Inc 726,394
24,461 (a),(b) Fennec Pharmaceuticals, Inc 158,263
34,540 (a) Fibrobiologics, Inc 179,953
409,831 (a) Fluidigm Corp 918,021
28,008 (a),(b) Foghorn Therapeutics, Inc 196,616
8,283 (a) Frequency Therapeutics, Inc 385,656
84,097 (a) Fulcrum Therapeutics, Inc 780,420
66,928 (a),(b) G1 Therapeutics, Inc 287,121
27,623 (a),(b) Galectin Therapeutics, Inc 69,057
64,890 (a) Generation Bio Co 216,733
781,838 (a) Geron Corp 3,705,912
8,122 (a),(b) Greenwich Lifesciences, Inc 130,927
167,833 (a) Halozyme Therapeutics, Inc 9,274,452
41,309 (a) Harmony Biosciences Holdings, Inc 1,398,723
39,598 (a),(b) Harrow Health, Inc 1,020,836
52,517 (a) Harvard Bioscience, Inc 168,054
159,504 (a),(b) Heron Therapeutics, Inc 473,727
119,313 (a),(b) Humacyte, Inc 1,128,701
110,921 (a) Ideaya Biosciences, Inc 4,775,149
15,873 (a),(b) IGM Biosciences, Inc 177,143
192,396 (a),(b) ImmunityBio, Inc 990,839
69,741 (a),(b) Immunome, Inc 1,074,709
78,846 (a) Immunovant, Inc 2,292,053
10,986 (a) Inhibrx Biosciences, Inc 159,407
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a),(b) Inmune Bio, Inc 141,890
74,548 (a) Innoviva, Inc 1,404,484
34,467 (a) Inovio Pharmaceuticals, Inc 367,418
65,457 (a),(b) Inozyme Pharma, Inc 379,651
208,965 (a) Insmed, Inc 15,202,204
131,008 (a) Intellia Therapeutics, Inc 3,433,720
343,972 (a) Iovance Biotherapeutics, Inc 3,002,876
183,812 (a) Ironwood Pharmaceuticals, Inc 1,255,436
33,162 (a) iTeos Therapeutics, Inc 583,320
38,067 (a) Janux Therapeutics, Inc 1,545,520
15,363 (a) Jasper Therapeutics, Inc 284,062
51,753 (a),(b) KalVista Pharmaceuticals, Inc 752,489
40,012 (a) Keros Therapeutics, Inc 2,007,002
50,664 (a) Kiniksa Pharmaceuticals Ltd 1,347,662
46,566 (a) Kodiak Sciences, Inc 135,507
33,158 (a) Krystal Biotech, Inc 6,912,117
98,481 (a) Kura Oncology, Inc 2,049,390
60,406 (a) Kymera Therapeutics, Inc 2,790,757
22,848 (a),(b) Kyverna Therapeutics, Inc 197,864
57,035 (a) Larimar Therapeutics, Inc 478,524
17,058 (b) LENZ Therapeutics, Inc 423,550
13,478 (a),(b) Lexeo Therapeutics, Inc 169,149
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 284,017
23,070 (a) Ligand Pharmaceuticals, Inc (Class B) 2,514,399
176,749 (a),(b) Lineage Cell Therapeutics, Inc 182,051
78,234 (a),(b) Liquidia Corp 933,332

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
43,882 (a) Longboard Pharmaceuticals, Inc $ 1,458,638
242,546 (a),(b) Lyell Immunopharma, Inc 390,499
82,092 (a) MacroGenics, Inc 308,666
23,459 (a) Madrigal Pharmaceuticals, Inc 6,677,839
32,414 (a),(b) Magenta Therapeutics, Inc 965,289
359,916 (a) MannKind Corp 2,073,116
150,024 (a) Maravai LifeSciences Holdings, Inc 1,459,734
141,895 (a),(b) MaxCyte, Inc 681,096
10,799 (a),(b) MediWound Ltd 207,665
44,655 (a) MeiraGTx Holdings plc 233,546
123,339 (a) Mersana Therapeutics, Inc 246,678
7,010 Mesa Laboratories, Inc 802,785
155,997 (a) MiMedx Group, Inc 1,162,178
97,610 (a) Mind Medicine MindMed, Inc 903,869
38,707 (a) Mineralys Therapeutics, Inc 479,580
53,276 (a) Mirum Pharmaceuticals, Inc 2,160,342
41,302 (a),(b) Monte Rosa Therapeutics, Inc 186,685
54,098 (a) Morphic Holding, Inc 3,065,193
121,384 (a) Myriad Genetics, Inc 3,395,110
66,458 (a) Nautilus Biotechnology, Inc 180,101
241,869 (a) Nektar Therapeutics 324,104
114,148 (a) Neumora Therapeutics, Inc 1,467,943
13,965 (a),(b) Neurogene, Inc 574,520
71,802 (a) Nkarta, Inc 461,687
191,776 (a) Novavax, Inc 2,456,651
82,237 (a) Nurix Therapeutics, Inc 1,799,346
43,368 (a) Nuvalent, Inc 3,466,838
243,289 (a) Nuvation Bio, Inc 931,797
346,835 (a),(b) Ocugen, Inc 487,303
211,164 (a),(b) Ocular Therapeutix, Inc 1,786,447
54,197 (a) Olema Pharmaceuticals, Inc 875,824
75,965 (a),(b) Omeros Corp 409,451
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 604,637
99,130 (a) Organogenesis Holdings, Inc 299,373
83,554 (a),(b) ORIC Pharmaceuticals, Inc 935,805
10,671 (a) Outlook Therapeutics, Inc 82,700
82,414 (a) Ovid therapeutics, Inc 85,711
270,184 (a),(b) Pacific Biosciences of California, Inc 556,579
61,624 (a) Pacira BioSciences, Inc 1,272,536
21,071 (a) PepGen, Inc 240,842
63,907 (a) Perspective Therapeutics, Inc 869,135
41,651 (a),(b) Phathom Pharmaceuticals, Inc 492,315
28,478 Phibro Animal Health Corp 537,665
76,493 (a) Pliant Therapeutics, Inc 1,094,615
93,312 (a) Poseida Therapeutics, Inc 329,391
23,404 (a) Praxis Precision Medicines, Inc 1,350,645
185,473 (a),(b) Precigen, Inc 281,919
13,804 (a),(b) Prelude Therapeutics, Inc 87,931
67,183 (a) Prestige Consumer Healthcare, Inc. 4,757,228
77,263 (a),(b) Prime Medicine, Inc 433,445
85,451 (a),(b) ProKidney Corp 199,955
79,315 (a) Protagonist Therapeutics, Inc 2,969,554
56,664 (a) Prothena Corp plc 1,319,138
103,395 (a) PTC Therapeutics, Inc 3,499,921
55,922 (a) Puma Biotechnology, Inc 200,480
66,164 (a) Pyxis Oncology, Inc 259,363
8,168 (a),(b) Q32 Bio, Inc 311,037
47,125 (a) Quanterix Corp 695,565
127,709 (a),(b) Quantum-Si, Inc 139,203
39,628 (a) RAPT Therapeutics, Inc 124,432
280,798 (a),(b) Recursion Pharmaceuticals, Inc 2,302,544

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
62,504 (a) REGENXBIO, Inc $ 890,682
85,602 (a) Regulus Therapeutics, Inc 154,084
135,385 (a) Relay Therapeutics, Inc 1,112,865
68,193 (a) Replimune Group, Inc 681,930
119,788 (a),(b) Revance Therapeutics, Inc 452,799
204,994 (a) REVOLUTION Medicines, Inc 9,355,926
74,313 (a) Rhythm Pharmaceuticals, Inc 3,582,630
9,971 (a) Rigel Pharmaceuticals, Inc 105,493
89,391 (a) Rocket Pharmaceuticals, Inc 2,163,262
71,611 (a) Sage Therapeutics, Inc 784,140
179,583 (a),(b) Sana Biotechnology, Inc 1,093,660
122,409 (a),(b) Savara, Inc 563,081
93,021 (a),(b) Scholar Rock Holding Corp 844,631
39,230 (a),(b) scPharmaceuticals, Inc 197,327
9,819 (a),(b) Selecta Biosciences, Inc 160,050
37,417 (a) Sera Prognostics, Inc 310,187
53,038 (a) Shattuck Labs, Inc 211,091
62,653 SIGA Technologies, Inc 625,277
23,389 (a),(b) Skye Bioscience, Inc 120,921
29,852 (a) Soleno Therapeutics, Inc 1,439,762
30,501 (a) Solid Biosciences, Inc 272,069
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 137,024
93,342 (a) SpringWorks Therapeutics, Inc 3,351,911
46,995 (a),(b) Spyre Therapeutics, Inc 1,292,362
48,362 (a) Stoke Therapeutics, Inc 723,979
120,173 (a),(b) Summit Therapeutics, Inc 1,297,868
68,085 (a) Supernus Pharmaceuticals, Inc 2,030,295
111,073 (a) Sutro Biopharma, Inc 440,960
111,559 (a) Syndax Pharmaceuticals, Inc 2,532,389
64,790 (a) Tango Therapeutics, Inc 638,181
49,885 (a) Tarsus Pharmaceuticals, Inc 1,211,707
217,518 (a),(b) Taysha Gene Therapies, Inc 480,715
62,367 (a) Tenaya Therapeutics, Inc 218,284
78,098 (a) Terns Pharmaceuticals, Inc 605,260
184,682 (a) TG Therapeutics, Inc 3,649,316
56,055 (a) Theravance Biopharma, Inc 566,716
26,824 (a) Third Harmonic Bio, Inc 325,643
31,294 Tourmaline Bio, Inc 528,243
98,440 (a) Travere Therapeutics, Inc 939,118
79,210 (a),(b) Trevi Therapeutics, Inc 251,888
52,005 (a) TScan Therapeutics, Inc 371,316
78,141 (a) Twist Bioscience Corp 4,361,049
27,572 (a) Tyra Biosciences, Inc 610,996
46,662 (a),(b) UroGen Pharma Ltd 767,590
77,049 (a) Vanda Pharmaceuticals, Inc 449,966
146,882 (a) Vaxcyte, Inc 11,587,521
60,524 (a),(b) Ventyx Biosciences, Inc 140,416
52,343 (a) Vera Therapeutics, Inc 1,915,230
104,413 (a) Veracyte, Inc 2,505,912
34,399 (a) Verastem, Inc 89,437
65,765 (a) Vericel Corp 3,322,448
28,476 (a) Verrica Pharmaceuticals, Inc 187,657
86,100 (a) Verve Therapeutics, Inc 602,700
121,477 (a) Vir Biotechnology, Inc 1,234,206
84,979 (a) Viridian Therapeutics, Inc 1,431,896
62,291 (a) Voyager Therapeutics, Inc 572,454
96,153 (a) WaVe Life Sciences Ltd 635,571
41,364 (a) Werewolf Therapeutics, Inc 93,069
227,993 (a),(b) X4 Pharmaceuticals, Inc 182,417
24,879 (a),(b) XBiotech, Inc 192,066
78,294 (a) Xencor, Inc 1,598,763
185,451 (a) Xeris Biopharma Holdings, Inc 459,918
9,988 (a),(b) XOMA Corp 267,279

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
49,892 (a) Y-mAbs Therapeutics, Inc $ 612,674
78,566 (a) Zentalis Pharmaceuticals, Inc 305,622
47,316 (a) Zevra Therapeutics, Inc 307,081
23,657 (a) Zura Bio Ltd 93,445
72,589 (a) Zymeworks, Inc 759,281
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 393,038,056
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .7%
2,110 (a),(b) American Realty Investors, Inc 44,584
147,307 (a) Anywhere Real Estate, Inc 695,289
495,112 (a) Compass, Inc 2,173,542
310,442 (a) Cushman & Wakefield plc 4,069,895
215,582 DigitalBridge Group, Inc 3,046,174
110,074 (b) eXp World Holdings, Inc 1,580,663
24,714 (a) Forestar Group, Inc 781,704
17,516 (a) FRP Holdings, Inc 527,056
153,067 Kennedy-Wilson Holdings, Inc 1,593,427
32,091 Marcus & Millichap, Inc 1,271,124
9,874 (a) Maui Land & Pineapple Co, Inc 236,087
184,997 Newmark Group, Inc 2,401,261
13,873 (a),(b) Offerpad Solutions, Inc 61,596
841,480 (a) Opendoor Technologies, Inc 1,952,233
23,741 Re/Max Holdings, Inc 229,101
128,847 (a),(b) Real Brokerage, Inc 766,640
159,473 (a),(b) Redfin Corp 1,298,110
20,152 RMR Group, Inc 522,743
48,747 St. Joe Co 3,006,715
8,230 (a) Stratus Properties, Inc 227,313
28,670 (a) Tejon Ranch Co 544,730
1,691 (a) Transcontinental Realty Investors, Inc 53,165
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,083,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
69,198 (a) ACM Research, Inc 1,242,104
36,387 (a),(b) Aehr Test Systems 686,623
30,740 (a) Alpha & Omega Semiconductor Ltd 1,272,636
51,499 (a) Ambarella, Inc 2,710,907
43,549 (a) Axcelis Technologies, Inc 5,502,416
28,763 (a) Ceva, Inc 576,698
16 (a),(c) China Energy Savings Technology, Inc 0
62,303 (a) Cohu, Inc 1,993,073
169,461 (a) Credo Technology Group Holding Ltd 4,702,543
61,904 (a) Diodes, Inc 4,840,893
25,997 (a) Everspin Technologies, Inc 161,441
103,393 (a) Formfactor, Inc 5,537,729
44,229 (a) Ichor Holdings Ltd 1,503,786
30,070 (a) Impinj, Inc 4,789,850
223,059 (a),(b) indie Semiconductor, Inc 1,333,893
74,483 Kulicke & Soffa Industries, Inc 3,513,363
107,264 (a) MaxLinear, Inc 1,516,713
171,716 (a) Navitas Semiconductor Corp 637,066
6,396 NVE Corp 571,163
41,128 (a) PDF Solutions, Inc 1,443,182
83,791 (a) Photronics, Inc 2,129,129
76,879 Power Integrations, Inc 5,615,242
18,565 (a) QuickLogic Corp 200,502
146,452 (a) Rambus, Inc 7,533,491
192,739 (a) Rigetti Computing, Inc 198,521
88,009 (a) Semtech Corp 2,791,646
43,084 (a) Silicon Laboratories, Inc 5,175,681
24,984 (a) SiTime Corp 3,546,479
37,108 (a),(b) SkyWater Technology, Inc 274,599
67,443 (a) SMART Global Holdings, Inc 1,578,166
52,939 (a) Synaptics, Inc 4,622,634

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
60,198 (a) Ultra Clean Holdings $ 2,604,165
73,250 (a) Veeco Instruments, Inc 3,033,283
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 83,839,617
SOFTWARE & SERVICES - 6 .2%
154,489 (a) 8x8, Inc 475,826
94,696 A10 Networks, Inc 1,239,571
142,972 (a) ACI Worldwide, Inc 6,180,680
147,334 Adeia, Inc 1,731,174
29,995 (a) Agilysys, Inc 3,362,140
65,374 (a) Alarm.com Holdings, Inc 4,612,136
59,548 (a) Alkami Technology, Inc 1,949,006
76,498 (a) Altair Engineering, Inc 6,759,363
42,572 American Software, Inc (Class A) 465,738
103,285 (a) Amplitude, Inc 884,120
56,141 (a) Appian Corp 2,073,849
133,674 (a),(b) Applied Digital Corp 649,656
37,316 (a) Arteris, Inc 305,618
108,467 (a) Asana, Inc 1,578,195
25,633 (a) Asure Software, Inc 264,020
9,437 (a),(b) AudioEye, Inc 236,208
177,921 (a) AvePoint, Inc 1,939,339
53,607 (a) Backblaze, Inc 354,878
137,937 (a),(b) BigBear.ai Holdings, Inc 208,285
92,493 (a) BigCommerce Holdings, Inc 749,193
158,805 (a) Bit Digital, Inc 605,047
55,928 (a) Blackbaud, Inc 4,439,565
78,284 (a) BlackLine, Inc 3,720,056
313,403 (a),(b) Blend Labs, Inc 868,126
191,135 (a) Box, Inc 5,374,716
70,996 (a) Braze, Inc 3,128,084
108,799 (a),(b) C3.ai, Inc 2,910,373
52,366 (a) Cerence, Inc 166,524
234,455 (a) Cipher Mining, Inc 1,226,200
293,902 (a) Cleanspark, Inc 4,702,432
119,045 Clear Secure, Inc 2,541,611
189,929 (a) Clearwater Analytics Holdings, Inc 3,713,112
58,364 (a) Commvault Systems, Inc 8,920,937
25,392 (a) Consensus Cloud Solutions, Inc 540,850
241,981 (a) Core Scientific, Inc 2,359,315
52,678 (a) Couchbase, Inc 1,010,891
31,049 (a) CS Disco, Inc 191,883
10,570 (a),(b) Dave, Inc 384,325
20,502 (a),(b) Digimarc Corp 655,859
127,855 (a) Digital Turbine, Inc 304,295
89,007 (a) DigitalOcean Holdings, Inc 2,948,802
41,771 (a) Domo, Inc 349,206
118,851 (a),(b) D-Wave Quantum, Inc 118,851
229,054 (a) E2open Parent Holdings, Inc 1,069,682
32,005 (a) eGain Corp 232,036
65,506 (a) Enfusion, Inc 620,997
68,737 (a) Envestnet, Inc 4,260,319
23,497 (a) EverCommerce, Inc 283,374
174,516 (a) Fastly, Inc 1,413,580
276,514 (a) Freshworks, Inc 3,456,425
76,767 (a) Grid Dynamics Holdings, Inc 990,294
32,648 Hackett Group, Inc 890,637
108,876 (a),(b) Hut 8 Corp 1,593,945
14,547 (a) IBEX Holdings Ltd 253,700
39,536 (a) iLearningEngines Holdings, Inc 326,963
49,632 Information Services Group, Inc 172,223
29,707 (a) Instructure Holdings, Inc 693,955
52,024 (a) Intapp, Inc 1,864,020

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
33,486 InterDigital, Inc $ 4,110,741
100,313 (a) Jamf Holding Corp 1,836,731
113,547 (a) Kaltura, Inc 151,017
88,287 (a) LiveRamp Holdings, Inc 2,673,330
365,694 (a),(b) Marathon Digital Holdings, Inc 7,193,201
355,903 (a) Matterport, Inc 1,580,209
34,938 (a) MeridianLink, Inc 825,585
59,675 (a) Mitek Systems, Inc 794,274
96,650 (a) N-able, Inc 1,347,301
196,981 (a) NCR Corp 2,905,470
101,692 (a),(b) NextNav, Inc 845,060
139,279 (a) Olo, Inc 665,754
42,356 (a) ON24, Inc 278,279
53,118 (a) OneSpan, Inc 786,146
54,856 (a) Pagaya Technologies Ltd 816,257
119,323 (a) PagerDuty, Inc 2,497,430
15,573 (b) Park City Group, Inc 297,600
47,035 (a) Perficient, Inc 3,546,909
104,723 (a) Porch Group, Inc 214,682
80,691 (a) PowerSchool Holdings, Inc 1,820,389
5,611 (a) Prairie Operating Co 54,146
57,688 Progress Software Corp 3,368,979
60,276 (a) PROS Holdings, Inc 1,452,652
78,260 (a) Q2 Holdings, Inc 5,280,202
49,643 (a) Qualys, Inc 7,403,757
90,686 (a),(b) Rackspace Technology, Inc 212,205
83,963 (a) Rapid7, Inc 3,303,104
96,176 (a) Rekor Systems, Inc 175,040
68,658 (a) Rimini Street, Inc 152,421
357,327 (a) Riot Platforms, Inc 3,641,162
41,552 Sapiens International Corp NV 1,616,373
48,973 (a) SEMrush Holdings, Inc 721,862
73,130 SolarWinds Corp 872,441
385,333 (a),(b) SoundHound AI, Inc 1,961,345
11,953 (a) SoundThinking, Inc 184,793
136,514 (a) Sprinklr, Inc 1,341,933
67,023 (a) Sprout Social, Inc 2,618,589
49,925 (a) SPS Commerce, Inc 10,754,843
79,905 (a) Squarespace, Inc 3,531,002
75,926 (a) Telos Corp 326,482
157,504 (a) Tenable Holdings, Inc 7,232,584
312,517 (a),(b) Terawulf, Inc 1,300,071
124,531 (a) Thoughtworks Holding, Inc 433,368
13,579 (a),(b) Tucows, Inc 341,783
80,099 (a) Unisys Corp 381,271
147,372 (a) Varonis Systems, Inc 8,124,618
83,627 (a) Verint Systems, Inc 3,022,280
73,606 (a) Vertex, Inc 2,918,478
17,360 (a) Viant Technology, Inc 201,897
52,910 (a) Weave Communications, Inc 529,100
111,832 (a) WM Technology, Inc 120,779
68,514 (a) Workiva, Inc 5,054,278
58,016 (a) Xperi, Inc 473,991
147,082 (a) Yext, Inc 847,192
223,117 (a) Zeta Global Holdings Corp 4,779,166
180,434 (a) Zuora, Inc 1,636,536
TOTAL SOFTWARE & SERVICES 226,879,293
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .8%
30,205 (a) 908 Devices, Inc 171,866
103,824 ADTRAN Holdings, Inc 702,888
50,832 Advanced Energy Industries, Inc 5,915,320
27,230 (a),(b) Aeva Technologies, Inc 98,845

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
50,294 (a),(b) Applied Optoelectronics, Inc $ 480,308
129,115 (a) Arlo Technologies, Inc 1,957,383
15,093 (a) Aviat Networks, Inc 467,883
39,361 Badger Meter, Inc 8,114,664
2,347 Bel Fuse, Inc 220,031
13,903 Bel Fuse, Inc (Class B) 1,032,576
54,979 Belden CDT, Inc 5,096,004
47,165 Benchmark Electronics, Inc 2,257,789
79,814 (a) Calix, Inc 3,282,750
17,023 (a) Clearfield, Inc 738,798
5,413 Climb Global Solutions, Inc 386,596
226,468 (a) CommScope Holding Co, Inc 586,552
19,845 CompoSecure, Inc 161,737
60,480 (a) Corsair Gaming, Inc 496,541
5,715 (a) CPI Card Group, Inc 167,621
41,171 CTS Corp 2,012,438
52,112 (a) Daktronics, Inc 780,638
34,234 (a) Diebold Nixdorf, Inc 1,490,891
46,873 (a) Digi International, Inc 1,279,633
74,749 (a) Eastman Kodak Co 434,292
35,667 (a) ePlus, Inc 3,278,511
177,584 (a),(b) Evolv Technologies Holdings, Inc 616,216
170,619 (a) Extreme Networks, Inc 2,439,852
49,067 (a) Fabrinet 10,822,218
25,759 (a) FARO Technologies, Inc 440,479
149,974 (a) Harmonic, Inc 2,198,619
42,335 Immersion Corp 540,618
271,730 (a),(b) Infinera Corp 1,614,076
37,348 (a) Insight Enterprises, Inc 8,384,626
269,661 (a),(b) IonQ, Inc 2,197,737
55,526 (a) Iteris, Inc 272,633
61,299 (a) Itron, Inc 6,340,769
31,385 (a) Kimball Electronics, Inc 743,824
118,060 (a) Knowles Corp 2,156,956
155,618 (a),(b) Lightwave Logic, Inc 538,438
46,978 Methode Electronics, Inc 594,741
240,192 (a),(b) MicroVision, Inc 257,005
270,971 (a) Mirion Technologies, Inc 2,856,034
47,773 Napco Security Technologies, Inc 2,666,211
37,896 (a) Netgear, Inc 601,788
93,747 (a) Netscout Systems, Inc 1,907,751
59,828 (a) nLight, Inc 722,124
48,082 (a) Novanta, Inc 8,711,497
21,933 (a) OSI Systems, Inc 3,245,645
58,818 (a) Ouster, Inc 772,280
45,798 (a),(b) PAR Technology Corp 2,319,211
15,952 PC Connection, Inc 1,141,685
36,864 (a) Plexus Corp 4,724,859
122,402 (a) Powerfleet, Inc 554,481
114,929 (a) Ribbon Communications, Inc 389,609
15,463 Richardson Electronics Ltd 185,092
25,481 (a) Rogers Corp 3,113,269
74,327 (a) Sanmina Corp 5,599,053
33,317 (a) Scansource, Inc 1,734,150
249,482 (a),(b) SmartRent, Inc 459,047
136,936 (a) TTM Technologies, Inc 2,653,820
23,429 (a) Turtle Beach Corp 339,018
164,754 (a),(b) Viasat, Inc 3,331,326
298,029 (a) Viavi Solutions, Inc 2,396,153
171,475 Vishay Intertechnology, Inc 4,168,557
16,057 (a) Vishay Precision Group, Inc 550,595

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
153,872 Xerox Holdings Corp $ 1,656,432
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 138,571,049
TELECOMMUNICATION SERVICES - 0 .7%
17,395 (a) Anterix, Inc 700,323
160,163 (a),(b) AST SpaceMobile, Inc 3,312,171
14,813 ATN International, Inc 439,502
31,861 (a) Bandwidth, Inc 727,068
59,969 Cogent Communications Group, Inc 4,233,212
104,760 (a) Consolidated Communications Holdings, Inc 481,896
165,008 (a) EchoStar Corp (Class A) 3,313,361
992,264 (a) Globalstar, Inc 1,200,639
90,915 (a) Gogo, Inc 825,508
21,037 IDT Corp 804,244
48,837 (a) Liberty Latin America Ltd (Class A) 511,812
188,205 (a) Liberty Latin America Ltd (Class C) 1,994,973
1,220,138 (a) Lumen Technologies, Inc 3,843,435
29,212 (a) Ooma, Inc 303,805
66,225 Shenandoah Telecom Co 1,409,930
24,019 Spok Holdings, Inc 368,211
131,096 Telephone and Data Systems, Inc 2,779,235
TOTAL TELECOMMUNICATION SERVICES 27,249,325
TRANSPORTATION - 1 .3%
65,864 (a) Air Transport Services Group, Inc 1,063,045
20,123 Allegiant Travel Co 1,128,297
31,946 ArcBest Corp 4,026,793
76,928 (a) Blade Air Mobility, Inc 253,862
58,833 Costamare, Inc 871,905
11,167 Covenant Logistics Group, Inc 624,794
29,177 (b) Forward Air Corp 739,929
56,882 (a),(b) Frontier Group Holdings, Inc 224,115
134,966 FTAI Infrastructure, Inc 1,391,499
57,052 Genco Shipping & Trading Ltd 1,107,379
163,178 Golden Ocean Group Ltd 2,026,671
70,818 (a) Hawaiian Holdings, Inc 905,762
63,458 Heartland Express, Inc 823,050
166,284 (a) Hertz Global Holdings, Inc 678,439
38,844 Himalaya Shipping Ltd 315,413
82,469 Hub Group, Inc (Class A) 3,857,075
412,246 (a) JetBlue Airways Corp 2,642,497
546,290 (a),(b) Joby Aviation, Inc 3,266,814
78,738 Marten Transport Ltd 1,481,062
46,126 Matson, Inc 6,121,381
8,979 (a) PAM Transportation Services, Inc 183,082
47,422 Pangaea Logistics Solutions Ltd 344,284
51,631 (a) Radiant Logistics, Inc 321,145
158,179 (a) RXO, Inc 5,015,856
75,940 (b) Safe Bulkers, Inc 384,256
15,222 (a) Sky Harbour Group Corp 156,026
52,507 (a) Skywest, Inc 4,197,410
127,109 (b) Spirit Airlines, Inc 382,598
49,955 (a) Sun Country Airlines Holdings, Inc 654,411
9,065 Universal Truckload Services, Inc 390,067
85,901 Werner Enterprises, Inc 3,366,460
121,707 (a) Wheels Up Experience, Inc 320,089
TOTAL TRANSPORTATION 49,265,466
UTILITIES - 2 .8%
77,164 Allete, Inc 4,977,078
102,994 (a) Altus Power, Inc 432,575
50,633 American States Water Co 4,178,741
106,179 Avista Corp 4,160,093
92,990 Black Hills Corp 5,491,059

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
159,919 Brookfield Infrastructure Corp $ 6,220,849
56,339 (a),(b) Cadiz, Inc 209,581
78,558 California Water Service Group 4,199,711
29,946 Chesapeake Utilities Corp 3,534,526
20,522 Consolidated Water Co, Inc 596,369
19,360 Genie Energy Ltd 328,346
17,733 Global Water Resources, Inc 229,288
150,487 Hawaiian Electric Industries, Inc 2,492,065
49,448 MGE Energy, Inc 4,343,512
23,404 Middlesex Water Co 1,555,898
83,866 (a) Montauk Renewables, Inc 498,164
130,976 New Jersey Resources Corp 6,123,128
51,118 Northwest Natural Holding Co 2,043,698
83,771 NorthWestern Corp 4,504,367
76,380 ONE Gas, Inc 5,318,339
73,259 Ormat Technologies, Inc 5,687,829
54,943 Otter Tail Corp 5,325,076
119,624 PNM Resources, Inc 4,973,966
135,522 Portland General Electric Co 6,421,032
25,021 (a) Pure Cycle Corp 275,231
10,847 RGC Resources, Inc 244,166
43,856 SJW Corp 2,658,112
81,172 Southwest Gas Holdings Inc 6,019,715
71,610 Spire, Inc 4,768,510
147,482 (a),(b) Sunnova Energy International, Inc 1,042,698
21,828 Unitil Corp 1,337,620
18,741 York Water Co 774,191
TOTAL UTILITIES 100,965,533
TOTAL COMMON STOCKS 3,626,164,255
(Cost $2,436,830,843)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
MATERIALS - 0 .0%
41,848 Danimer Scientific, Inc 05/03/29 3,139
TOTAL MATERIALS 3,139
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 203
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS 44,279
(Cost $37,315)
TOTAL LONG-TERM INVESTMENTS 3,626,208,534
(Cost $2,436,868,158)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 0 .6%
$ 24,608,000 (d) Fixed Income Clearing Corporation 5 .340% 08/01/24 24,608,000
TOTAL REPURCHASE AGREEMENT 24,608,000
TREASURY DEBT - 0 .4%
6,000,000 United States Treasury Bill 0 .000 08/29/24 5,975,383
5,000,000 United States Treasury Bill 0 .000 09/24/24 4,960,588

Nuveen Small Cap Blend Index Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 3,250,000 United States Treasury Bill 0 .000% 10/17/24 $ 3,214,204
TOTAL TREASURY DEBT 14,150,175
TOTAL SHORT-TERM INVESTMENTS 38,758,175
(Cost $38,757,788)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0%
72,611,368 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .310 (f) 72,611,368
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 72,611,368
(Cost $72,611,368)
TOTAL INVESTMENTS - 101.9% 3,737,578,077
(Cost $2,548,237,314)
OTHER ASSETS & LIABILITIES, NET - (1.9)% (69,753,715)
NET ASSETS - 100.0% $ 3,667,824,362
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,091,596.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $24,611,650 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $25,100,255.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 336 09/20/24  $ 36,568,712 $ 38,186,400 $ 1,617,688

Portfolio of Investments
Nuveen Emerging Markets Equity Index Fund July 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.5%
COMMON STOCKS - 97.7%
BRAZIL - 4.2%
4,050,197 Ambev S.A. $ 8,292,086
534,400 (a) Atacadao S.A. 874,896
4,741,146 B3 SA-Brasil Bolsa Balcao 9,094,779
1,338,028 Banco Bradesco S.A. 2,656,587
4,476,604 Banco Bradesco S.A. (Preference) 9,837,820
1,003,300 Banco BTG Pactual S.A. - Unit 5,784,432
1,499,166 Banco do Brasil S.A. 7,037,094
602,948 BB Seguridade Participacoes S.A. 3,749,137
481,600 (a) BRF S.A. 1,793,180
557,800 Caixa Seguridade Participacoes S 1,422,076
1,034,145 Centrais Eletricas Brasileiras S.A. 7,234,801
164,992 Centrais Eletricas Brasileiras S.A. 1,272,120
738,042 Cia de Concessoes Rodoviarias 1,615,403
382,758 Cia de Saneamento Basico do Estado de Sao Paulo 5,971,299
1,575,575 Cia Energetica de Minas Gerais 3,025,157
964,800 Cia Paranaense de Energia 1,721,106
545,530 Cia Siderurgica Nacional S.A. 1,143,885
1,027,783 Cosan SA Industria e Comercio 2,429,472
215,480 CPFL Energia S.A. 1,237,377
214,752 Energisa S.A. 1,667,929
263,400 (a) Eneva S.A. 588,164
175,125 Engie Brasil Energia S.A. 1,369,444
894,897 Equatorial Energia S.A. 5,164,191
1,148,619 Gerdau S.A. (Preference) 3,708,138
4,172,850 (a),(b) Hapvida Participacoes e Investimentos S.A. 3,002,661
280,403 Hypera S.A. 1,427,757
4,500,890 Investimentos Itau S.A. - PR 8,092,793
4,159,153 Itau Unibanco Holding S.A. 24,913,078
671,036 Klabin S.A. 2,620,720
1 Klabin S.A. (Preference) 1
756,803 Localiza Rent A Car 5,864,532
780,854 Lojas Renner S.A. 1,830,596
761,819 Natura & Co Holding S.A. 2,010,901
899,685 Petro Rio S.A. 7,642,984
3,403,478 Petroleo Brasileiro S.A. 24,430,258
4,302,525 Petroleo Brasileiro S.A. (Preference) 28,457,071
1,097,195 Raia Drogasil S.A. 5,353,921
429,488 (b) Rede D'Or Sao Luiz S.A. 2,094,989
1,078,527 Rumo S.A. 4,223,610
1,142,019 Sendas Distribuidora S.A. 1,982,731
659,987 Suzano SA 6,284,646
345,721 Telefonica Brasil S.A. 2,965,078
769,566 TIM S.A. 2,379,659
455,700 TOTVS S.A. 2,235,739
708,660 Ultrapar Participacoes S.A. 2,782,695
2,916,742 Vale S.A. 31,781,125
865,527 Vibra Energia S.A. 3,544,037

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BRAZIL—continued
1,450,234 WEG S.A. $ 12,989,198
TOTAL BRAZIL 277,601,353
CHILE - 0.4%
38,210,903 Banco de Chile 4,552,245
68,066 Banco de Credito e Inversiones 1,990,364
53,267,494 Banco Santander Chile S.A. 2,652,417
1,152,948 Cencosud S.A. 2,131,156
12,576,205 Cia Sud Americana de Vapores S.A. 864,295
976,449 Empresas CMPC S.A. 1,696,054
387,358 Empresas COPEC S.A. 2,697,883
22,752,382 Enel Chile S.A. 1,299,618
18,656,126 Enersis S.A. 1,746,025
146,483,696 Lan Airlines S.A. 1,813,404
757,518 (a) SACI Falabella 2,509,310
120,732 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,577,401
TOTAL CHILE 28,530,172
CHINA - 23.7%
104,300 360 Finance, Inc (ADR) 2,118,333
351,500 360 Security Technology, Inc 364,719
125,000
37 Interactive Entertainment Network Technology
Group Co Ltd 228,903
667,000 AAC Technologies Holdings, Inc 2,441,548
45,400 Accelink Technologies Co Ltd 214,885
11,685 ACM Research Shanghai, Inc 146,892
30,375 Advanced Micro-Fabrication Equipment, Inc China 661,914
38,500 AECC Aero-Engine Control Co Ltd 116,380
135,300 AECC Aviation Power Co Ltd 744,313
25,467,043 Agricultural Bank of China Ltd 11,396,311
4,666,600 Agricultural Bank of China Ltd (Class A) 2,962,376
455,170 Aier Eye Hospital Group Co Ltd 697,207
80,500 AIMA Technology Group Co Ltd 311,158
499,090 (a) Air China Ltd 503,567
124,530 Airtac International Group 3,192,160
550,000 (a),(b),(c) Akeso, Inc 2,978,626
13,443,977 Alibaba Group Holding Ltd 132,291,726
4,500,284 (a),(c) Alibaba Health Information Technology Ltd 1,903,536
3,504,000 Aluminum Corp of China Ltd 1,961,485
785,700 Aluminum Corp of China Ltd (Class A) 750,426
15,390 Amlogic Shanghai Co Ltd 140,774
37,600 Angel Yeast Co Ltd 155,881
1,145,282 Anhui Conch Cement Co Ltd 2,792,464
206,200 Anhui Conch Cement Co Ltd (Class A) 689,663
100,758 Anhui Gujing Distillery Co Ltd 1,343,446
20,900 Anhui Gujing Distillery Co Ltd (Class A) 543,998
119,100 Anhui Jianghuai Automobile Group Corp Ltd 331,897
28,400 Anhui Kouzi Distillery Co Ltd 150,082
28,600 Anhui Yingjia Distillery Co Ltd 206,677
23,660 Anker Innovations Technology Co Ltd 178,082
1,102,486 Anta Sports Products Ltd 9,868,173
15,400 Asymchem Laboratories Tianjin Co Ltd 157,967
30,100 Autobio Diagnostics Co Ltd 175,433
62,200 Autohome, Inc (ADR) 1,551,268

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
84,800 Avary Holding Shenzhen Co Ltd $ 438,490
294,858 (a) AVIC Industry-Finance Holdings Co Ltd 98,344
1,054,861 AviChina Industry & Technology Co Ltd 516,009
14,700 AVICOPTER plc 85,844
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 595,683
1,974,512 (a) Baidu, Inc 21,892,601
1,235,616 Bank of Beijing Co Ltd 911,199
259,086 Bank of Changsha Co Ltd 269,733
247,205 Bank of Chengdu Co Ltd 499,149
2,077,343 Bank of China Ltd - A 1,339,557
71,212,425 Bank of China Ltd - H 31,710,044
2,235,200 Bank of Communications Co Ltd - A 2,275,978
8,510,934 Bank of Communications Co Ltd - H 6,183,948
259,700 Bank of Hangzhou Co Ltd 483,935
1,185,010 Bank of Jiangsu Co Ltd 1,261,103
658,000 Bank of Nanjing Co Ltd 918,663
342,168 Bank of Ningbo Co Ltd 1,018,491
731,809 Bank of Shanghai Co Ltd 738,098
320,800 Bank of Suzhou Co Ltd 319,528
1,345,900 Baoshan Iron & Steel Co Ltd 1,266,078
598,526 (a) BeiGene Ltd 7,614,893
178,400 Beijing Enlight Media Co Ltd 190,686
506,500 Beijing Enterprises Holdings Ltd 1,680,596
3,803,583 (c) Beijing Enterprises Water Group Ltd 1,173,598
24,376 Beijing Kingsoft Office Software, Inc 711,293
79,600 Beijing New Building Materials plc 286,258
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 110,287
6,511 Beijing Roborock Technology Co Ltd 283,439
97,320 Beijing Tiantan Biological Products Corp Ltd 335,254
70,200 Beijing Tongrentang Co Ltd 362,454
54,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 521,395
224,900 Beijing Yanjing Brewery Co Ltd 293,373
2,515,700 Beijing-Shanghai High Speed Railway Co Ltd 1,991,935
399,700 (a) Beiqi Foton Motor Co Ltd 157,955
16,520 Bethel Automotive Safety Systems Co Ltd 95,744
206,527 (a) Bilibili, Inc 3,142,538
26,921 (a) Bloomage Biotechnology Corp Ltd 230,992
186,900 (b) BOC Aviation Ltd 1,639,862
162,200 BOC International China Co Ltd 211,171
2,261,500 BOE Technology Group Co Ltd 1,234,795
3,478,000 Bosideng International Holdings Ltd 1,740,591
98,400 BYD Co Ltd 3,364,227
907,037 BYD Co Ltd (H shares) 26,852,614
709,500 BYD Electronic International Co Ltd 2,761,285
113,600 By-health Co Ltd 213,105
603,575 C&D International Investment Group Ltd 1,011,665
383,350 Caitong Securities Co Ltd 365,561
22,695 (a) Cambricon Technologies Corp Ltd 829,940
27,137 Cathay Biotech, Inc 147,567
10,329,000 (b) CGN Power Co Ltd 4,218,044
1,073,100 CGN Power Co Ltd 694,904
16,900 Changchun High & New Technology Industry Group, Inc 221,852

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
269,545 Changjiang Securities Co Ltd $ 193,312
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 220,838
127,100 Chaozhou Three-Circle Group Co Ltd 576,663
59,600 Chifeng Jilong Gold Mining Co Ltd 162,527
233,400 China Baoan Group Co Ltd 272,363
9,327,530 China Citic Bank 5,581,876
2,215,000 China Coal Energy Co 2,244,042
2,790,000 China Communications Services Corp Ltd 1,433,369
791,800 China Construction Bank Corp - A 815,470
83,778,641 China Construction Bank Corp - H 58,501,433
257,400 (a) China CSSC Holdings Ltd 1,461,036
880,200 (a) China Eastern Airlines Corp Ltd 485,977
1,330,900 (a) China Energy Engineering Corp Ltd 407,011
2,820,000 China Everbright Bank Co Ltd - A 1,232,871
4,574,000 China Everbright Bank Co Ltd - H 1,381,027
3,307,000 (b) China Feihe Ltd 1,497,710
119,000 China Film Co Ltd 176,885
3,396,245 China Galaxy Securities Co Ltd 1,738,259
410,100 China Galaxy Securities Co Ltd (Class A) 617,622
2,487,268 China Gas Holdings Ltd 2,261,972
213,400 (a) China Great Wall Securities Co Ltd 207,656
74,800 China Greatwall Technology Group Co Ltd 90,086
2,489,500 (c) China Hongqiao Group Ltd 3,100,935
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,854
1,324,224 China Insurance International Holdings Co Ltd 1,409,822
1,464,206 (b) China International Capital Corp Ltd 1,631,993
95,000 China International Capital Corp Ltd 398,245
182,544 China Jushi Co Ltd 268,425
6,631,880 China Life Insurance Co Ltd 9,200,777
156,500 China Life Insurance Co Ltd (Class A) 697,236
348,000 (a),(b),(c) China Literature Ltd 1,127,662
2,783,341 China Longyuan Power Group Corp Ltd 2,495,702
2,775,000 China Mengniu Dairy Co Ltd 4,643,387
3,403,868 China Merchants Bank Co Ltd 14,108,440
1,081,095 China Merchants Bank Co Ltd (Class A) 4,893,655
756,200 China Merchants Energy Shipping Co Ltd 816,150
281,200
China Merchants Expressway Network & Technology
Holdings Co Ltd 479,364
1,342,894 China Merchants Holdings International Co Ltd 1,974,637
351,020 China Merchants Securities Co Ltd 722,895
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 533,044
2,177,258 China Minsheng Banking Corp Ltd - A 1,070,145
6,538,014 (c) China Minsheng Banking Corp Ltd - H 2,317,140
3,249,000 China Molybdenum Co Ltd 2,591,269
918,300 China Molybdenum Co Ltd (Class A) 952,674
4,085,913 China National Building Material Co Ltd 1,354,199
256,700 China National Chemical Engineering Co Ltd 266,257
59,700 China National Medicines Corp Ltd 278,540
1,183,400 China National Nuclear Power Co Ltd 1,807,102
170,900 China Northern Rare Earth Group High-Tech Co Ltd 414,062
2,322,773 China Oilfield Services Ltd 2,046,116
3,349,794 China Overseas Land & Investment Ltd 5,415,394

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
396,700 China Pacific Insurance Group Co Ltd - A $ 1,622,759
2,357,419 China Pacific Insurance Group Co Ltd - H 6,266,057
4,296,000 China Power International Development Ltd 2,022,157
1,165,611 China Railway Group Ltd - A 1,003,595
3,970,000 China Railway Group Ltd - H 1,936,016
365,184 China Railway Signal & Communication Corp Ltd 295,600
77,800 China Rare Earth Resources And Technology Co Ltd 255,133
1,435,071 China Resources Beer Holdings Company Ltd 4,464,397
860,500 China Resources Gas Group Ltd 2,920,346
2,754,555 China Resources Land Ltd 8,233,614
45,334 China Resources Microelectronics Ltd 249,524
616,807 (b) China Resources Mixc Lifestyle Services Ltd 1,729,037
1,860,346 (b) China Resources Pharmaceutical Group Ltd 1,272,063
1,723,372 China Resources Power Holdings Co 4,740,710
64,252
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 366,999
5,426,904 (a),(c) China Ruyi Holdings Ltd 1,450,700
440,200 China Shenhua Energy Co Ltd - A 2,421,426
3,099,000 China Shenhua Energy Co Ltd - H 12,885,983
1,250,000 (c) China Shipping Development Co Ltd 1,500,733
454,500 (a) China Southern Airlines Co Ltd (Class A) 372,528
2,240,710 China State Construction Engineering Corp Ltd 1,730,945
1,770,000 China State Construction International Holdings Ltd 2,473,924
1,369,000 China Three Gorges Renewables Group Co Ltd 920,777
91,800 China Tourism Group Duty Free Corp Ltd 872,254
122,663 (b),(c) China Tourism Group Duty Free Corp Ltd 866,677
40,776,778 (b) China Tower Corp Ltd 5,003,250
1,926,800 (c) China Vanke Co Ltd 1,056,563
367,700 China Vanke Co Ltd (Class A) 360,910
323,200 China XD Electric Co Ltd 320,712
1,301,100 China Yangtze Power Co Ltd 5,375,754
16,100 China Zhenhua Group Science & Technology Co Ltd 90,476
710,815 China Zheshang Bank Co Ltd 277,472
20,500 Chongqing Brewery Co Ltd 175,853
320,866 Chongqing Changan Automobile Co Ltd 648,327
1,012,352 Chongqing Rural Commercial Bank Co Ltd 723,899
111,500 (a) Chongqing Zhifei Biological Products Co Ltd 437,384
1,767,833 Chow Tai Fook Jewellery Group Ltd 1,605,510
5,655,738 Citic Pacific Ltd 5,214,406
117,100 Citic Pacific Special Steel Group Co Ltd 201,620
1,623,732 CITIC Securities Co Ltd 2,441,938
643,480 CITIC Securities Co Ltd (Class A) 1,762,608
38,080 CNGR Advanced Material Co Ltd 157,633
1,324,000 CNOOC Energy Technology & Services Ltd 707,417
394,800 CNPC Capital Co Ltd 304,957
224,280 Contemporary Amperex Technology Co Ltd 5,778,487
317,000 COSCO SHIPPING Development Co Ltd 107,545
249,100 COSCO SHIPPING Energy Transportation Co Ltd 530,803
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,144,015
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 3,758,505
10,881,496 (c),(d) Country Garden Holdings Co Ltd 506,620
188,900 CSC Financial Co Ltd 519,851

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
76,200 CSPC Innovation Pharmaceutical Co Ltd $ 258,370
7,219,489 CSPC Pharmaceutical Group Ltd 5,370,186
81,800 (a) CSSC Science & Technology Co Ltd 150,644
1,194,000 Daqin Railway Co Ltd 1,151,532
69,120 DaShenLin Pharmaceutical Group Co Ltd 125,801
324,600 Datang International Power Generation Co Ltd 134,447
56,200 Dong-E-E-Jiao Co Ltd 380,185
145,100 Dongfang Electric Corp Ltd 328,274
82,600 Dongxing Securities Co Ltd 100,507
742,185 East Money Information Co Ltd 1,144,075
19,675 Eastroc Beverage Group Co Ltd 635,185
18,900 Ecovacs Robotics Co Ltd 107,728
18,200 Empyrean Technology Co Ltd 198,547
707,028 ENN Energy Holdings Ltd 4,947,259
115,700 (a) ENN Natural Gas Co Ltd 313,895
37,600 Eoptolink Technology, Inc Ltd 526,224
95,861 Eve Energy Co Ltd 509,818
182,800 Everbright Securities Co Ltd 384,004
314,783 (a) Everdisplay Optronics Shanghai Co Ltd 88,424
1,007,000 Far East Horizon Ltd 686,985
93,400 FAW Jiefang Group Co Ltd 109,465
178,400 First Capital Securities Co Ltd 130,713
95,600 Flat Glass Group Co Ltd 249,967
425,000 Flat Glass Group Co Ltd 616,767
845,140 Focus Media Information Technology Co Ltd 677,765
229,564 Foshan Haitian Flavouring & Food Co Ltd 1,116,540
2,145,452 Fosun International 1,117,676
365,800 Founder Securities Co Ltd 392,947
669,300 (a) Foxconn Industrial Internet Co Ltd 2,248,491
19,100 Fu Jian Anjoy Foods Co Ltd 210,041
89,400 Fuyao Glass Industry Group Co Ltd - A 556,782
549,298 (b) Fuyao Glass Industry Group Co Ltd - H 2,868,525
36,061 GalaxyCore, Inc 60,042
70,440 Ganfeng Lithium Group Co Ltd 274,494
412,720 (b),(c) Ganfeng Lithium Group Co Ltd 866,661
18,185,795 (a) GCL Technology Holdings Ltd 2,558,706
1,118,283 GD Power Development Co Ltd 860,331
5,310,828 Geely Automobile Holdings Ltd 5,396,104
268,600 GEM Co Ltd 230,057
1,030,000 (a) Genscript Biotech Corp 1,641,005
924,600 GF Securities Co Ltd 794,856
293,100 GF Securities Co Ltd (Class A) 509,618
287,200 (b) Giant Biogene Holding Co ltd 1,488,765
27,468 GigaDevice Semiconductor, Inc 327,580
18,750 Ginlong Technologies Co Ltd 165,698
87,200 GoerTek, Inc 260,320
34,220 Gongniu Group Co Ltd 331,924
70,200 Gotion High-tech Co Ltd 190,100
131,400 Great Wall Motor Co Ltd 429,355
1,996,766 (c) Great Wall Motor Co Ltd 2,726,340
160,900 Gree Electric Appliances, Inc of Zhuhai 891,109
143,700 GRG Banking Equipment Co Ltd 200,614

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
83,900 Guangdong Haid Group Co Ltd $ 509,991
128,400 Guangdong HEC Technology Holding Co Ltd 123,221
2,596,000 Guangdong Investments Ltd 1,361,363
851,787 Guanghui Energy Co Ltd 718,269
222,800 Guangzhou Automobile Group Co Ltd 253,955
2,684,851 Guangzhou Automobile Group Co Ltd - H 990,241
172,200 Guangzhou Baiyun International Airport Co Ltd 229,469
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 300,126
212,700 Guangzhou Haige Communications Group, Inc Co 293,866
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 103,419
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 150,866
86,900 Guangzhou Tinci Materials Technology Co Ltd 189,241
181,400 Guangzhou Yuexiu Capital Holdings Group Co Ltd 133,886
122,100 (a) Guolian Securities Co Ltd 175,590
280,600 Guosen Securities Co Ltd 343,500
365,300 Guotai Junan Securities Co Ltd 726,681
339,630 Guoyuan Securities Co Ltd 312,777
1,524,000 (b) Haidilao International Holding Ltd 2,471,833
2,147,600 Haier Smart Home Co Ltd 7,021,396
285,400 Haier Smart Home Co Ltd 1,077,928
2,100,900 (a) Hainan Airlines Holding Co Ltd 319,648
650,200 (a) Hainan Airport Infrastructure Co Ltd 307,802
549,000 Haitian International Holdings Ltd 1,592,802
2,679,600 Haitong Securities Co Ltd 1,238,941
394,700 (a) Haitong Securities Co Ltd (Class A) 495,766
56,900 Hang Zhou Great Star Industrial Co Ltd 191,948
111,790 Hangzhou First Applied Material Co Ltd 240,512
63,300 Hangzhou Oxygen Plant Group Co Ltd 170,697
44,600 Hangzhou Robam Appliances Co Ltd 133,877
46,500 Hangzhou Silan Microelectronics Co Ltd 138,790
16,000 Hangzhou Tigermed Consulting Co Ltd - A 118,649
1,072,000 (b) Hansoh Pharmaceutical Group Co Ltd 2,344,866
29,600 Haohua Chemical Science & Technology Co Ltd 115,581
111,100 Hebei Yangyuan Zhihui Beverage Co Ltd 325,249
87,000 Heilongjiang Agriculture Co Ltd 157,388
232,900 Henan Shenhuo Coal & Power Co Ltd 530,665
170,070 Henan Shuanghui Investment & Development Co Ltd 542,893
554,500 Hengan International Group Co Ltd 1,732,178
77,700 Hengdian Group DMEGC Magnetics Co Ltd 131,401
370,520 Hengli Petrochemical Co Ltd 716,651
127,300 Hengtong Optic-electric Co Ltd 274,200
354,660 Hengyi Petrochemical Co Ltd 317,449
768,900 Hesteel Co Ltd 206,596
56,600 (a) Hisense Home Appliances Group Co Ltd 233,071
316,000 (c) Hisense Kelon Electrical Holdings Co Ltd 1,021,600
81,700 Hisense Visual Technology Co Ltd 200,885
26,100 Hithink RoyalFlush Information Network Co Ltd 386,106
297,100 HLA Corp Ltd 269,764
24,340 Hongfa Technology Co Ltd 92,287
41,000 (a) Hoshine Silicon Industry Co Ltd 271,422
532,051 (b),(c) Hua Hong Semiconductor Ltd 1,410,780

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
555,400 (d) Huadian Power International Corp Ltd (Class A) $ 455,722
97,400 Huadong Medicine Co Ltd 393,273
146,400 Huafon Chemical Co Ltd 156,984
69,000 Huagong Tech Co Ltd 277,163
240,100 Huaibei Mining Holdings Co Ltd 495,346
105,520 Hualan Biological Engineering, Inc 240,787
621,400 Huaneng Power International, Inc - A 683,561
3,747,110 Huaneng Power International, Inc - H 2,226,766
1,199,000 (b) Huatai Securities Co Ltd 1,326,552
216,000 Huatai Securities Co Ltd (Class A) 397,407
692,419 Huaxia Bank Co Ltd 601,596
154,873 Huayu Automotive Systems Co Ltd 334,109
181,906 Huazhu Group Ltd (ADR) 5,457,180
47,100 Hubei Jumpcan Pharmaceutical Co Ltd 207,768
24,100 Huizhou Desay Sv Automotive Co Ltd 318,564
93,600 Humanwell Healthcare Group Co Ltd 258,293
389,400 Hunan Valin Steel Co Ltd 250,681
98,096 Hundsun Technologies, Inc 248,745
10,535 Hwatsing Technology Co Ltd 210,239
340,800 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 918,210
118,634 Hygon Information Technology Co Ltd 1,306,833
121,200 Iflytek Co Ltd 668,386
15,260 Imeik Technology Development Co Ltd 371,343
3,456,505 Industrial & Commercial Bank of China Ltd - A 2,798,187
57,215,777 Industrial & Commercial Bank of China Ltd - H 31,696,501
1,101,200 Industrial Bank Co Ltd 2,552,450
376,480 Industrial Securities Co Ltd 284,428
22,800 Ingenic Semiconductor Co Ltd 176,592
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 386,083
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 368,831
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 178,214
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,124,133
1,095,300 Inner Mongolia Yitai Coal Co 1,985,779
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 175,011
1,062,737 (a),(b) Innovent Biologics, Inc 5,260,890
76,900 Inspur Electronic Information Industry Co Ltd 400,148
447,185 (a) iQIYI, Inc (ADR) 1,489,126
52,500 Isoftstone Information Technology Group Co Ltd 250,801
159,684 JA Solar Technology Co Ltd 238,704
23,660 Jason Furniture Hangzhou Co Ltd 83,091
32,000 JCHX Mining Management Co Ltd 183,089
1,006,249 (a),(b) JD Health International, Inc 2,792,890
1,848,600 (a),(b) JD Logistics, Inc 1,901,308
2,005,384 JD.com, Inc 26,442,186
302,900 Jiangsu Eastern Shenghong Co Ltd 332,704
1,280,000 Jiangsu Express 1,217,277
63,456 Jiangsu Hengli Hydraulic Co Ltd 402,143
324,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,892,443
76,300 Jiangsu King's Luck Brewery JSC Ltd 466,499
55,400 Jiangsu Nhwa Pharmaceutical Co Ltd 197,117
26,550 Jiangsu Pacific Quartz Co Ltd 104,737

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd $ 216,653
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 822,999
11,050 Jiangsu Yangnong Chemical Co Ltd 84,183
28,500 Jiangsu Yoke Technology Co Ltd 234,610
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 302,699
157,000 Jiangsu Zhongtian Technology Co Ltd 325,373
992,000 Jiangxi Copper Co Ltd 1,743,876
100,300 Jiangxi Copper Co Ltd (Class A) 298,436
206,300 Jinduicheng Molybdenum Co Ltd 301,746
291,207 Jinko Solar Co Ltd 295,030
578,900 Jizhong Energy Resources Co Ltd 454,177
166,500 Joincare Pharmaceutical Group Industry Co Ltd 243,222
381,374 Jointown Pharmaceutical Group Co Ltd 243,559
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 140,097
113,200 Juneyao Airlines Co Ltd 178,324
232,000 Kanzhun Ltd (ADR) 3,150,560
567,094 KE Holdings, Inc (ADR) 7,854,252
2,686,000 (a) Kingdee International Software Group Co Ltd 2,152,482
123,800 Kingnet Network Co Ltd 161,677
812,400 Kingsoft Corp Ltd 2,301,237
2,013,101 (a),(b) Kuaishou Technology 11,274,763
98,000 (a) Kuang-Chi Technologies Co Ltd 244,577
71,100 Kunlun Tech Co Ltd 297,579
65,343 Kweichow Moutai Co Ltd 12,846,292
139,300 LB Group Co Ltd 332,519
7,005,856 Lenovo Group Ltd 9,074,054
202,900 Lens Technology Co Ltd 502,369
50,700 Lepu Medical Technology Beijing Co Ltd 92,041
1,071,510 (a) Li Auto, Inc 10,481,737
2,005,000 Li Ning Co Ltd 3,734,539
140,900 Liaoning Port Co Ltd 24,965
216,700 Lingyi iTech Guangdong Co 216,564
58,900 Livzon Pharmaceutical Group, Inc 299,581
1,646,500 (b),(c) Longfor Group Holdings Ltd 2,138,982
369,224 LONGi Green Energy Technology Co Ltd 741,969
332,053 Luxshare Precision Industry Co Ltd 1,763,601
73,100 Luzhou Laojiao Co Ltd 1,322,408
108,370 Mango Excellent Media Co Ltd 308,888
28,120 Maxscend Microelectronics Co Ltd 301,060
195,200 Meihua Holdings Group Co Ltd 275,287
4,380,929 (a),(b) Meituan 60,661,225
966,700 Metallurgical Corp of China Ltd 423,104
19,213 (a) MGI Tech Co Ltd 118,522
181,400 Midea Group Co Ltd 1,599,854
334,800 MINISO Group Holding Ltd 1,399,592
3,616,000 (a) MMG Ltd 1,122,343
64,976 Montage Technology Co Ltd 536,410
279,184 Muyuan Foods Co Ltd 1,689,373
520,200 Nanjing Iron & Steel Co Ltd 323,908
191,000 (a) Nanjing Securities Co Ltd 208,743
415,827 NARI Technology Co Ltd 1,381,586

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
134,469 National Silicon Industry Group Co Ltd $ 286,164
28,700 NAURA Technology Group Co Ltd 1,362,485
1,675,419 NetEase, Inc 30,900,722
104,200 New China Life Insurance Co Ltd - A 460,945
817,200 New China Life insurance Co Ltd - H 1,593,856
264,900 (a) New Hope Liuhe Co Ltd 347,313
1,281,027 (a) New Oriental Education & Technology Group, Inc 8,291,629
78,600 Ninestar Corp 294,363
30,744 Ningbo Deye Technology Co Ltd 413,037
105,200 Ningbo Joyson Electronic Corp 223,946
37,700 Ningbo Orient Wires & Cables Co Ltd 266,598
90,000 Ningbo Sanxing Medical Electric Co Ltd 366,747
95,200 Ningbo Shanshan Co Ltd 101,346
69,310 Ningbo Tuopu Group Co Ltd 352,122
361,400 Ningxia Baofeng Energy Group Co Ltd 751,190
1,150,334 (a) NIO, Inc (ADR) 5,107,483
1,793,300 (b) Nongfu Spring Co Ltd 6,966,356
905,326 Offshore Oil Engineering Co Ltd 688,980
208,900 (a) OFILM Group Co Ltd 240,203
27,740 Oppein Home Group, Inc 174,578
295,680 Orient Securities Co Ltd 347,883
293,000 Oriental Pearl Group Co Ltd 257,631
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 128,847
515,817 (a) PDD Holdings, Inc (ADR) 66,483,653
68,500 People.cn Co Ltd 187,497
9,474,220 People's Insurance Co Group of China Ltd 3,187,717
619,700 People's Insurance Co Group of China Ltd (Class A) 491,352
75,900 Pharmaron Beijing Co Ltd - A 232,420
6,118,306 PICC Property & Casualty Co Ltd 8,023,052
980,700 Ping An Bank Co Ltd 1,394,939
5,839,192 Ping An Insurance Group Co of China Ltd 25,357,385
582,500 Ping An Insurance Group Co of China Ltd (Class A) 3,432,105
306,800 Pingdingshan Tianan Coal Mining Co Ltd 445,742
13,542 Piotech, Inc 239,893
458,600 Poly Developments and Holdings Group Co Ltd 559,499
437,275 (b) Pop Mart International Group Ltd 2,319,979
1,587,078 Postal Savings Bank of China Co Ltd - A 1,060,553
7,418,000 (b) Postal Savings Bank of China Co Ltd - H 3,966,669
856,300 Power Construction Corp of China Ltd 651,851
264,300 (a) Qinghai Salt Lake Industry Co Ltd 568,764
74,200 Range Intelligent Computing Technology Group Co Ltd 232,283
15,200 Rockchip Electronics Co Ltd 130,235
593,400 Rongsheng Petrochemical Co Ltd 745,100
456,300 (a) SAIC Motor Corp Ltd 926,812
173,200 Sailun Group Co Ltd 316,243
254,100 Sanan Optoelectronics Co Ltd 419,020
20,500 Sangfor Technologies, Inc 140,219
383,400 Sany Heavy Industry Co Ltd 856,667
268,691 Satellite Chemical Co Ltd 649,387
290,100 SDIC Capital Co Ltd 241,304
411,400 SDIC Power Holdings Co Ltd 967,156
83,900 (a) Seres Group Co Ltd 926,405

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
254,900 SF Holding Co Ltd $ 1,236,690
17,647 SG Micro Corp 192,851
625,571 Shaanxi Coal Industry Co Ltd 2,023,395
454,950 Shan XI Hua Yang Group New Energy Co Ltd 451,359
200,845 Shandong Gold Mining Co Ltd - A 821,735
715,624 (b) Shandong Gold Mining Co Ltd - H 1,482,756
66,800
Shandong Himile Mechanical Science & Technology
Co Ltd 339,942
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 402,103
44,800 Shandong Linglong Tyre Co Ltd 104,920
673,600 Shandong Nanshan Aluminum Co Ltd 337,852
104,900 Shandong Sun Paper Industry JSC Ltd 198,604
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 1,057,175
77,560 (a) Shanghai Aiko Solar Energy Co Ltd 101,295
90,417 Shanghai Baosight Software Co Ltd 402,230
627,962 Shanghai Baosight Software Co Ltd 1,027,579
421,400 Shanghai Construction Group Co Ltd 136,425
707,900 Shanghai Electric Group Co Ltd 379,206
288,800 Shanghai Electric Power Co Ltd 375,882
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 403,713
11,107 Shanghai Friendess Electronic Technology Corp Ltd 225,106
72,400 Shanghai International Airport Co Ltd 346,337
451,300 Shanghai International Port Group Co Ltd 376,989
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 187,617
26,700 Shanghai M&G Stationery, Inc 110,706
22,300 Shanghai Moons' Electric Co Ltd 123,728
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 368,233
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 984,942
1,614,630 Shanghai Pudong Development Bank Co Ltd 1,877,748
99,383 Shanghai Putailai New Energy Technology Co Ltd 178,827
348,100 Shanghai RAAS Blood Products Co Ltd 370,903
468,600 Shanghai Rural Commercial Bank Co Ltd 431,724
39,319 Shanghai United Imaging Healthcare Co Ltd 632,404
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 172,369
82,900 (a)
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 224,938
125,200 Shanxi Coal International Energy Group Co Ltd 223,477
282,100
Shanxi Lu'an Environmental Energy Development Co
Ltd 607,544
237,700 (a) Shanxi Meijin Energy Co Ltd 144,942
281,100 Shanxi Taigang Stainless Steel Co Ltd 139,650
62,320 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,589,469
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 543,988
16,200 Shede Spirits Co Ltd 123,004
484,700 Shenergy Co Ltd 560,295
69,000 Shengyi Technology Co Ltd 186,695
11,760 Shennan Circuits Co Ltd 180,537
1,055,300 Shenwan Hongyuan Group Co Ltd 669,110
30,780 Shenzhen Capchem Technology Co Ltd 140,275
387,400 Shenzhen Energy Group Co Ltd 362,081
26,500 Shenzhen Goodix Technology Co Ltd 230,404
60,927 Shenzhen Inovance Technology Co Ltd 392,971
53,020 Shenzhen Kangtai Biological Products Co Ltd 117,044

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
8,900 Shenzhen Kedali Industry Co Ltd $ 97,053
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,104,490
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 382,518
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 191,585
59,469 Shenzhen Transsion Holdings Co Ltd 666,081
38,400 Shenzhen YUTO Packaging Technology Co Ltd 124,095
721,900 Shenzhou International Group Holdings Ltd 6,111,231
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 196,396
267,500 Sichuan Changhong Electric Co Ltd 167,614
251,373 Sichuan Chuantou Energy Co Ltd 651,471
479,100 (a) Sichuan Hebang Biotechnology Co Ltd 113,966
117,600 Sichuan Kelun Pharmaceutical Co Ltd 488,570
444,640 Sichuan Road and Bridge Group Co Ltd 387,604
21,100 Sichuan Swellfun Co Ltd 109,495
52,400 Sieyuan Electric Co Ltd 481,470
282,000 Silergy Corp 3,898,788
208,200 Sinolink Securities Co Ltd 227,383
181,700 Sinoma International Engineering Co 256,123
70,800 Sinoma Science & Technology Co Ltd 112,599
78,800 Sinomine Resource Group Co Ltd 293,834
1,164,000 Sinopharm Group Co Ltd 2,730,212
626,000 Sinotruk Hong Kong Ltd 1,646,557
1,664,000 (b),(c) Smoore International Holdings Ltd 1,942,848
105,560 Songcheng Performance Development Co Ltd 119,393
261,456 SooChow Securities Co Ltd 230,014
542,900 Southwest Securities Co Ltd 295,200
46,200 (a) Spring Airlines Co Ltd 346,393
10,176 StarPower Semiconductor Ltd 128,356
104,020 Sungrow Power Supply Co Ltd 992,873
632,317 Sunny Optical Technology Group Co Ltd 3,546,099
28,950 Sunresin New Materials Co Ltd 158,759
78,000 Sunwoda Electronic Co Ltd 185,521
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 442,778
12,544 Suzhou Maxwell Technologies Co Ltd 180,655
32,760 Suzhou TFC Optical Communication Co Ltd 458,965
393,032 (a) TAL Education Group (ADR) 3,938,181
249,470 TBEA Co Ltd 467,703
833,690 TCL Technology Group Corp 452,481
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 225,395
5,707,591 Tencent Holdings Ltd 263,385,089
654,600 Tencent Music Entertainment Group (ADR) 9,282,228
20,800 Thunder Software Technology Co Ltd 130,860
347,100 Tian Di Science & Technology Co Ltd 279,042
475,700 Tianfeng Securities Co Ltd 166,536
76,200 Tianqi Lithium Corp 309,580
184,400 Tianshan Aluminum Group Co Ltd 175,572
86,500 Tianshui Huatian Technology Co Ltd 103,678
1,808,025 Tingyi Cayman Islands Holding Corp 2,204,516
1,088,000 Tongcheng Travel Holdings Ltd 1,894,265
83,500 TongFu Microelectronics Co Ltd 263,788
122,000 Tongkun Group Co Ltd 237,326

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,080,700 Tongling Nonferrous Metals Group Co Ltd $ 472,257
231,892 Tongwei Co Ltd 582,058
1,937,000 (b) Topsports International Holdings Ltd 862,778
869,661 Travelsky Technology Ltd 980,397
94,675 Trina Solar Co Ltd 228,625
477,100 (a) Trip.com Group Ltd 20,368,202
566,000 Tsingtao Brewery Co Ltd 3,615,945
40,300 Tsingtao Brewery Co Ltd (Class A) 383,082
34,299 Unigroup Guoxin Microelectronics Co Ltd 256,134
166,080 Unisplendour Corp Ltd 535,461
37,600 Universal Scientific Industrial Shanghai Co Ltd 83,966
324,097 Vipshop Holdings Ltd (ADR) 4,420,683
67,400 Walvax Biotechnology Co Ltd 108,016
123,000 (a) Wanda Film Holding Co Ltd 190,101
158,700 Wanhua Chemical Group Co Ltd 1,703,406
4,063,587 Want Want China Holdings Ltd 2,439,343
1,689,800 Weichai Power Co Ltd 2,704,434
356,600 Weichai Power Co Ltd (Class A) 682,175
41,920 Weihai Guangwei Composites Co Ltd 163,918
392,660 Wens Foodstuffs Group Co Ltd 1,083,380
118,300 Western Mining Co Ltd 264,767
255,800 Western Securities Co Ltd 231,408
24,665 Western Superconducting Technologies Co Ltd 131,779
62,790 (a) Will Semiconductor Co Ltd 895,762
50,200 Wingtech Technology Co Ltd 208,119
1,538,900 (a),(d) Wintime Energy Group Co Ltd 234,230
221,200 Wuchan Zhongda Group Co Ltd 133,413
125,768 Wuhan Guide Infrared Co Ltd 110,327
209,700 Wuliangye Yibin Co Ltd 3,684,266
98,790 WUS Printed Circuit Kunshan Co Ltd 459,854
127,404 WuXi AppTec Co Ltd - A 749,120
317,877 (b) WuXi AppTec Co Ltd - H 1,300,342
3,342,801 (a),(b) Wuxi Biologics Cayman, Inc 4,889,365
561,100 XCMG Construction Machinery Co Ltd 509,168
201,636 Xiamen C & D, Inc 221,336
9,000 Xiamen Faratronic Co Ltd 107,998
47,100 Xiamen Tungsten Co Ltd 110,899
13,215,036 (a),(b) Xiaomi Corp 28,383,648
74,862 Xinjiang Daqo New Energy Co Ltd 210,279
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 175,276
4,261,780 Xinyi Solar Holdings Ltd 2,022,122
1,050,389 (a),(c) XPeng, Inc 4,245,709
1,156,000 (b) Yadea Group Holdings Ltd 1,557,931
182,600 Yantai Jereh Oilfield Services Group Co Ltd 794,677
3,057,204 (c) Yanzhou Coal Mining Co Ltd 3,990,600
384,995 Yanzhou Coal Mining Co Ltd (Class A) 799,071
69,953 Yealink Network Technology Corp Ltd 326,400
83,845 Yifeng Pharmacy Chain Co Ltd 242,996
71,500 Yihai Kerry Arawana Holdings Co Ltd 270,959
185,420 Yintai Gold Co Ltd 458,560
23,530 YongXing Special Materials Technology Co Ltd 109,035
153,999 Yonyou Network Technology Co Ltd 204,265

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
437,100 Youngor Group Co Ltd $ 432,665
155,000 YTO Express Group Co Ltd 307,670
338,745 Yum China Holdings, Inc 10,243,649
191,710 Yunda Holding Co Ltd 195,951
269,100 Yunnan Aluminium Co Ltd 450,278
80,860 Yunnan Baiyao Group Co Ltd 565,303
11,900 Yunnan Botanee Bio-Technology Group Co Ltd 79,754
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 252,719
48,700 Yunnan Energy New Material Co Ltd 207,843
228,500 Yunnan Tin Co Ltd 445,442
158,800 Yunnan Yuntianhua Co Ltd 431,193
76,600 Zangge Mining Co Ltd 244,072
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 785,638
1,333,641 Zhaojin Mining Industry Co Ltd 2,390,979
384,700 (a) Zhejiang Century Huatong Group Co Ltd 174,689
349,900 Zhejiang China Commodities City Group Co Ltd 374,034
119,716 Zhejiang Chint Electrics Co Ltd 319,353
180,800 Zhejiang Dahua Technology Co Ltd 375,924
30,420 Zhejiang Dingli Machinery Co Ltd 221,090
2,111,971 Zhejiang Expressway Co Ltd 1,385,912
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 167,776
68,828 Zhejiang Huayou Cobalt Co Ltd 223,828
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 222,217
168,600 Zhejiang Juhua Co Ltd 461,786
477,800 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,526,016
198,900 Zhejiang Longsheng Group Co Ltd 247,504
134,164 Zhejiang NHU Co Ltd 387,929
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 231,460
35,967 Zhejiang Supcon Technology Co Ltd 188,142
26,400 Zhejiang Supor Co Ltd 183,487
137,400 Zhejiang Wanfeng Auto Wheel Co Ltd 271,870
58,370 Zhejiang Weiming Environment Protection Co Ltd 154,872
50,700 Zhejiang Weixing New Building Materials Co Ltd 98,345
745,100 Zhejiang Zheneng Electric Power Co Ltd 683,545
158,300 Zhengzhou Yutong Bus Co Ltd 490,856
201,800 Zheshang Securities Co Ltd 324,600
63,280 Zhongji Innolight Co Ltd 1,152,151
378,800 Zhongjin Gold Corp Ltd 846,978
691,500 Zhongsheng Group Holdings Ltd 1,078,916
301,900 Zhongtai Securities Co Ltd 252,189
44,389 Zhuzhou CRRC Times Electric Co Ltd 334,393
472,100 Zhuzhou CSR Times Electric Co Ltd 1,742,297
4,833,299 Zijin Mining Group Co Ltd 9,803,695
1,118,300 Zijin Mining Group Co Ltd (Class A) 2,579,348
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 306,264
208,400 ZTE Corp 793,569
664,864 ZTE Corp (Class H) 1,489,346
373,022 ZTO Express Cayman, Inc (ADR) 7,068,767
TOTAL CHINA 1,581,094,909
COLOMBIA - 0.1%
219,410 BanColombia S.A. 1,977,991

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COLOMBIA—continued
411,863 BanColombia S.A. (Preference) $ 3,446,591
384,740 Interconexion Electrica S.A. ESP 1,662,044
TOTAL COLOMBIA 7,086,626
CZECH REPUBLIC - 0.1%
148,169 CEZ AS 5,705,820
58,462 Komercni Banka AS 2,019,750
160,838 (b) Moneta Money Bank AS 736,806
TOTAL CZECH REPUBLIC 8,462,376
EGYPT - 0.1%
2,046,994 Commercial International Bank 3,510,999
1,477,240 Eastern Tobacco 679,883
952,753 Talaat Moustafa Group 1,103,632
TOTAL EGYPT 5,294,514
GREECE - 0.5%
1,861,709 Alpha Services and Holdings S.A. 3,435,019
2,245,477 Eurobank Ergasias Services and Holdings S.A. 5,144,992
12,741 (a),(d) FF Group 138
158,231 Hellenic Telecommunications Organization S.A. 2,599,696
100,201 JUMBO S.A. 2,685,037
68,693 Motor Oil Hellas Corinth Refineries S.A. 1,750,972
92,405 Mytilineos Holdings S.A. 3,651,798
683,892 National Bank of Greece S.A. 6,002,552
162,163 OPAP S.A. 2,827,319
863,615 Piraeus Financial Holdings S.A. 3,648,736
193,680 Public Power Corp 2,467,353
TOTAL GREECE 34,213,612
HONG KONG - 0.1%
114,406 Orient Overseas International Ltd 1,611,178
9,053,331 Sino Biopharmaceutical Ltd 3,246,517
TOTAL HONG KONG 4,857,695
HUNGARY - 0.2%
473,571 MOL Hungarian Oil & Gas plc 3,691,252
178,331 OTP Bank Rt 9,141,524
120,201 Richter Gedeon Rt 3,426,744
TOTAL HUNGARY 16,259,520
INDIA - 19.4%
45,730 ABB Ltd India 4,321,744
150,640 Adani Enterprises Ltd 5,716,899
272,953 (a) Adani Green Energy Ltd 6,038,637
456,011 Adani Ports & Special Economic Zone Ltd 8,575,506
672,352 (a) Adani Power Ltd 5,915,911
533,689 Ambuja Cements Ltd 4,341,216
136,283 APL Apollo Tubes Ltd 2,422,874
85,778 Apollo Hospitals Enterprise Ltd 6,791,502
1,259,700 Ashok Leyland Ltd 3,876,876
329,968 Asian Paints Ltd 12,178,400
115,337 Astral Ltd 3,019,407
311,240 (b) AU Small Finance Bank Ltd 2,405,808
243,302 Aurobindo Pharma Ltd 4,175,110
142,276 (a),(b) Avenue Supermarts Ltd 8,394,571

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
1,974,806 Axis Bank Ltd $ 27,586,660
59,760 Bajaj Auto Ltd 6,904,387
240,050 Bajaj Finance Ltd 19,560,912
321,566 Bajaj Finserv Ltd 6,357,630
20,755 Bajaj Holdings & Investment Ltd 2,388,195
61,563 Balkrishna Industries Ltd 2,447,990
676,733 (b) Bandhan Bank Ltd 1,767,144
897,879 Bank of Baroda 2,725,614
3,200,050 Bharat Electronics Ltd 12,108,631
214,102 Bharat Forge Ltd 4,443,395
939,710 Bharat Heavy Electricals Ltd 3,555,011
1,373,046 Bharat Petroleum Corp Ltd 5,759,207
1,948,042 Bharti Airtel Ltd 34,799,659
6,206 Bosch Ltd 2,595,538
93,667 (a) Britannia Industries Ltd 6,476,812
1,663,567 Canara Bank 2,285,842
527,683 CG Power & Industrial Solutions Ltd 4,650,449
365,060 Cholamandalam Investment and Finance Co Ltd 6,185,414
460,027 (a) Cipla Ltd 8,500,371
1,444,192 Coal India Ltd 9,033,267
115,995 Colgate-Palmolive India Ltd 4,733,792
216,954 Container Corp Of India Ltd 2,704,215
116,320 Cummins India Ltd 5,363,216
437,784 Dabur India Ltd 3,328,394
100,932 Divi's Laboratories Ltd 5,941,542
661,101 DLF Ltd 7,038,349
101,401 Dr Reddy's Laboratories Ltd 8,188,067
115,836 Eicher Motors Ltd 6,878,820
2,110,508 GAIL India Ltd 6,087,231
2,070,419 (a) GMR Infrastructure Ltd 2,523,173
354,849 Godrej Consumer Products Ltd 6,119,237
99,772 (a) Godrej Properties Ltd 3,846,196
222,884 Grasim Industries Ltd 7,402,850
208,982 Havells India Ltd 4,621,932
818,346 HCL Technologies Ltd 16,102,535
84,439 (b) HDFC Asset Management Co Ltd 4,155,245
2,429,848 HDFC Bank Ltd 46,955,007
820,882 (b) HDFC Life Insurance Co Ltd 7,028,206
104,542 Hero Honda Motors Ltd 6,868,164
1,158,421 Hindalco Industries Ltd 9,292,293
177,734 Hindustan Aeronautics Ltd 10,474,247
714,393 Hindustan Lever Ltd 23,112,378
761,277 Hindustan Petroleum Corp Ltd 3,578,869
4,488,110 ICICI Bank Ltd 65,420,773
184,709 (b) ICICI Lombard General Insurance Co Ltd 4,438,479
304,887 (b) ICICI Prudential Life Insurance Co Ltd 2,686,166
2,970,489 (a) IDFC First Bank Ltd 2,703,028
717,839 Indian Hotels Co Ltd 5,516,362
2,613,346 Indian Oil Corp Ltd 5,694,902
208,818 Indian Railway Catering & Tourism Corp Ltd 2,469,465
1,044,841 (a) Indus Towers Ltd 5,416,264
253,647 IndusInd Bank Ltd 4,335,410

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
60,182 Info Edge India Ltd $ 5,060,916
2,862,732 Infosys Technologies Ltd 63,480,524
150,420 (a),(b) InterGlobe Aviation Ltd 8,043,865
2,660,300 ITC Ltd 15,772,041
274,810 Jindal Stainless Ltd 2,436,612
318,524 Jindal Steel & Power Ltd 3,771,944
319,471 JSW Energy Ltd 2,786,196
549,517 JSW Steel Ltd 6,107,612
292,311 Jubilant Foodworks Ltd 2,095,181
942,727 Kotak Mahindra Bank Ltd 20,423,185
584,466 Larsen & Toubro Ltd 26,691,023
76,805 (b) LTIMindtree Ltd 5,203,648
201,369 Lupin Ltd 4,608,003
253,374 (b) Macrotech Developers Ltd 3,967,723
805,404 Mahindra & Mahindra Ltd 28,036,483
85,268 (a) Mankind Pharma Ltd 2,069,391
402,469 Marico Ltd 3,245,287
122,454 Maruti Suzuki India Ltd 19,213,464
671,697 Max Healthcare Institute Ltd 7,417,571
89,550 Mphasis Ltd 3,104,086
2,066 MRF Ltd 3,513,209
95,097 Muthoot Finance Ltd 2,090,799
291,468 Nestle India Ltd 8,565,084
2,667,670 (a) NHPC Ltd 3,358,248
897,317 NMDC Ltd 2,598,090
3,823,858 NTPC Ltd 19,041,773
4,719 Page Industries Ltd 2,393,147
246,739 (a) PB Fintech Ltd 4,292,439
85,916 Persistent Systems Ltd 4,971,337
722,367 Petronet LNG Ltd 3,185,564
83,220 Phoenix Mills Ltd 3,581,374
72,217 PI Industries Ltd 3,827,190
132,375 Pidilite Industries Ltd 5,040,831
46,176 Polycab India Ltd 3,793,709
1,306,144 Power Finance Corp Ltd 8,718,680
4,094,723 Power Grid Corp of India Ltd 17,055,291
1,930,644 Punjab National Bank 2,868,356
1,129,612 REC Ltd 8,725,903
2,633,774 Reliance Industries Ltd 94,953,925
2,476,157 (a) Reliance Strategic Investments Ltd 9,750,587
2,350,431 Samvardhana Motherson International Ltd 5,532,741
244,066 SBI Cards & Payment Services Ltd 2,121,928
392,645 (b) SBI Life Insurance Co Ltd 8,240,234
7,222 Shree Cement Ltd 2,396,308
241,557 Shriram Finance Ltd 8,474,723
79,394 Siemens India Ltd 6,779,251
22,987 Solar Industries India Ltd 2,972,215
367,553 (b) Sona Blw Precision Forgings Ltd 2,985,906
126,974 SRF Ltd 4,019,221
1,563,737 State Bank of India 16,348,438
830,817 Sun Pharmaceutical Industries Ltd 17,088,200
54,006 Sundaram Finance Ltd 2,794,441

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
55,011 Supreme Industries Ltd $ 3,525,381
8,209,226 (a) Suzlon Energy Ltd 6,826,674
98,126 Tata Communications Ltd 2,337,238
783,292 Tata Consultancy Services Ltd 41,131,213
499,575 Tata Consumer Products Ltd 7,108,348
27,618 Tata Elxsi Ltd 2,308,598
1,448,309 Tata Motors Ltd 20,058,403
1,247,358 Tata Power Co Ltd 6,773,820
6,491,855 Tata Steel Ltd 12,853,148
470,349 Tech Mahindra Ltd 8,761,311
35,255 Thermax Ltd 2,140,091
305,116 Titan Co Ltd 12,635,266
90,276 Torrent Pharmaceuticals Ltd 3,426,238
145,452 Torrent Power Ltd 3,247,754
157,293 Trent Ltd 10,992,971
90,570 Tube Investments of India Ltd 4,484,015
202,674 TVS Motor Co Ltd 6,138,191
100,619 Ultra Tech Cement Ltd 14,306,283
1,397,982 Union Bank of India 2,259,735
245,378 United Spirits Ltd 4,150,661
383,500 UPL Ltd 2,625,531
400,836 Varun Beverages Ltd 7,562,447
1,178,791 Vedanta Ltd 6,358,959
1,143,361 Wipro Ltd 7,135,040
12,101,005 (a) Yes Bank Ltd 3,842,894
5,697,217 (a) Zomato Ltd 15,667,389
TOTAL INDIA 1,293,602,892
INDONESIA - 1.6%
13,847,354 Adaro Energy Indonesia Tbk PT 2,742,219
5,671,400 (a) Amman Mineral Internasional PT 4,129,148
16,886,854 Astra International Tbk PT 4,908,877
47,744,029 Bank Central Asia Tbk PT 30,170,350
12,079,318 Bank Negara Indonesia Persero Tbk PT 3,699,569
58,528,650 Bank Rakyat Indonesia 16,841,038
24,584,203 Barito Pacific Tbk PT 1,652,727
6,993,400 Chandra Asri Pacific Tbk PT 4,150,450
5,864,500 Charoen Pokphand Indonesia Tbk PT 1,884,503
700,080,776 (a) GoTo Gojek Tokopedia Tbk PT 2,290,961
2,279,005 Indah Kiat Pulp & Paper Tbk PT 1,172,156
2,207,641 Indofood CBP Sukses Makmur Tbk PT 1,483,301
18,359,800 Kalbe Farma Tbk PT 1,795,331
7,645,228 (a) Merdeka Copper Gold Tbk PT 1,159,278
6,042,700 PT Aneka Tambang Tbk 489,425
32,082,678 PT Bank Mandiri Persero Tbk 12,653,061
3,949,170 PT Indofood Sukses Makmur Tbk 1,487,618
6,321,845 PT Unilever Indonesia Tbk 949,295
1,455,973 PT United Tractors Tbk 2,310,216
16,592,300 Sumber Alfaria Trijaya Tbk PT 2,898,040
42,335,683 Telkom Indonesia Persero Tbk PT 7,519,005
TOTAL INDONESIA 106,386,568

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF - 11.9%
34,573 (a) Alteogen, Inc $ 7,971,890
25,750 Amorepacific Corp 3,422,518
15,920 (a) Celltrion Pharm Inc 1,169,796
129,466 Celltrion, Inc 19,380,610
7,408 CJ CheilJedang Corp 2,091,716
20,619 (a) CosmoAM&T Co Ltd 1,962,981
46,371 Coway Co Ltd 2,121,466
45,473 Daewoo International Corp 1,769,543
76,624 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 1,715,459
39,710 Dongbu Insurance Co Ltd 3,208,455
51,719 Doosan Bobcat, Inc 1,565,234
385,979 (a) Doosan Heavy Industries and Construction Co Ltd 5,315,978
42,935 Ecopro BM Co Ltd 5,700,460
87,596 Ecopro Co Ltd 5,954,911
11,826 (a) Ecopro Materials Co Ltd 707,093
9,692 (a) Enchem Co Ltd 1,240,018
44,225 GS Holdings Corp 1,583,221
251,898 Hana Financial Group, Inc 11,934,429
21,252 Hanjin Kal Corp 1,075,597
62,136 Hankook Tire & Technology Co Ltd 2,029,095
5,885 Hanmi Pharm Co Ltd 1,243,654
37,598 Hanmi Semiconductor Co Ltd 3,621,654
94,414 Hanwha Chemical Corp 1,715,718
39,907 HD Hyundai Co Ltd 2,445,557
18,564 HD Hyundai Electric Co Ltd 4,200,876
18,360 (a) HD Hyundai Heavy Industries Co Ltd 2,837,289
102,734 (a) HLB, Inc 6,101,907
205,120 HMM Co Ltd 2,728,219
17,122 Honam Petrochemical Corp 1,268,857
17,265 HYBE Co Ltd 2,220,875
471,613 Hynix Semiconductor, Inc 67,640,381
63,742 Hyundai Engineering & Construction Co Ltd 1,557,405
31,420 Hyundai Glovis Co Ltd 2,796,625
37,899 (a) Hyundai Heavy Industries 5,749,110
52,374 Hyundai Mobis 8,473,601
117,404 Hyundai Motor Co 21,396,869
31,174 Hyundai Motor Co Ltd (2nd Preference) 3,788,824
20,847 Hyundai Motor Co Ltd (Preference) 2,523,355
73,347 Hyundai Steel Co 1,484,126
250,570 Industrial Bank of Korea 2,556,773
264,663 Kakao Corp 7,605,635
140,493 KakaoBank Corp 2,206,689
330,750 KB Financial Group, Inc 21,381,687
225,837 Kia Motors Corp 18,531,423
64,207 Korea Aerospace Industries Ltd 2,668,542
233,102 Korea Electric Power Corp 3,364,027
32,973 Korea Investment Holdings Co Ltd 1,771,518
6,987 Korea Zinc Co Ltd 2,477,218
126,898 Korean Air Lines Co Ltd 1,972,185
24,980 (a),(b) Krafton, Inc 5,386,149
29,414 KT Corp 856,577
89,704 KT&G Corp 6,115,288

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
34,280 (a) Kum Yang Co Ltd $ 1,700,693
15,174 Kumho Petrochemical Co Ltd 1,539,129
22,881 L&F Co Ltd 1,913,722
42,770 LG Chem Ltd 9,618,296
6,570 LG Chem Ltd (Preference) 1,023,938
82,499 LG Corp 5,261,139
263,913 LG Display Co Ltd 2,166,423
92,393 LG Electronics, Inc 7,035,788
40,398 (a) LG Energy Solution Ltd 9,616,736
7,496 LG Household & Health Care Ltd 1,928,369
11,674 LG Innotek Co Ltd 2,192,553
183,636 LG Telecom Ltd 1,343,126
83,858 Meritz Financial Group, Inc 5,168,656
204,405 Mirae Asset Daewoo Co Ltd 1,160,647
110,099 Naver Corp 14,042,292
11,325 NCSoft Corp 1,453,199
23,545 (b) Netmarble Corp 1,094,522
19,349 Orion Corp/Republic of Korea 1,239,915
61,877 POSCO 16,001,413
44,819 POSCO DX Co Ltd 950,198
27,252 POSCO Future M Co Ltd 4,252,471
15,244 (a),(b) Samsung Biologics Co Ltd 10,458,756
71,604 Samsung C&T Corp 8,155,834
48,048 Samsung Electro-Mechanics Co Ltd 5,616,928
4,120,298 Samsung Electronics Co Ltd 254,066,717
714,056 Samsung Electronics Co Ltd (Preference) 33,993,943
125,322 (a) Samsung Engineering Co Ltd 2,617,700
26,486 Samsung Fire & Marine Insurance Co Ltd 7,202,317
582,551 (a) Samsung Heavy Industries Co Ltd 4,994,336
68,371 Samsung Life Insurance Co Ltd 4,825,321
47,210 Samsung SDI Co Ltd 11,100,452
35,609 Samsung SDS Co Ltd 3,853,281
31,364 Samsung Techwin Co Ltd 6,580,967
371,685 Shinhan Financial Group Co Ltd 16,347,048
25,723 (a) SK Biopharmaceuticals Co Ltd 1,615,758
21,845 (a) SK Bioscience Co Ltd 886,643
24,945 (a),(b) SK IE Technology Co Ltd 683,813
55,966 (a) SK Innovation Co Ltd 4,267,748
85,523 (a) SK Square Co Ltd 5,424,659
49,598 SK Telecom Co Ltd 1,962,542
31,422 SK, Inc 3,446,334
15,683 SKC Co Ltd 1,563,687
51,998 S-Oil Corp 2,565,154
504,934 Woori Financial Group, Inc 5,811,898
107,349 Woori Investment & Securities Co Ltd 1,090,458
47,402 Yuhan Corp 3,265,993
TOTAL KOREA, REPUBLIC OF 795,710,595
KUWAIT - 0.8%
1,266,222 Boubyan Bank KSCP 2,452,508
1,897,405 Gulf Bank KSCP 1,930,620
8,956,883 Kuwait Finance House KSCP 21,600,676
628,464 Mabanee Co SAK 1,726,244

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KUWAIT—continued
1,797,822 Mobile Telecommunications Co KSCP $ 2,683,713
6,927,469 National Bank of Kuwait SAKP 20,540,439
TOTAL KUWAIT 50,934,200
LUXEMBOURG - 0.0%
120,340 Reinet Investments S.C.A 3,240,342
TOTAL LUXEMBOURG 3,240,342
MALAYSIA - 1.4%
1,987,333 AMMB Holdings BHD 1,952,729
2,323,074 Axiata Group Bhd 1,214,835
5,875,052 Bumiputra-Commerce Holdings BHD 9,499,534
2,906,039 Digi.Com BHD 2,405,207
1,745,138 Gamuda BHD 2,984,374
1,831,975 Genting BHD 1,887,776
2,597,900 Genting Malaysia BHD 1,472,003
471,987 Hong Leong Bank BHD 1,981,728
2,017,870 IHH Healthcare Bhd 2,766,913
2,115,100 Inari Amertron Bhd 1,743,849
2,128,700 IOI Corp BHD 1,771,091
404,039 Kuala Lumpur Kepong BHD 1,855,154
4,690,149 Malayan Banking BHD 10,432,762
781,734 Malaysia Airports Holdings Bhd 1,743,106
1,962,800 Maxis Bhd 1,508,039
1,461,300 MISC Bhd 2,795,696
2,369,287 (b) MR DIY Group M Bhd 1,083,345
60,400 Nestle Malaysia Bhd 1,428,693
2,582,400 Petronas Chemicals Group Bhd 3,261,060
317,100 Petronas Dagangan BHD 1,224,367
1,103,300 Petronas Gas BHD 4,373,301
479,059 PPB Group BHD 1,547,134
3,188,924 Press Metal Aluminium Holdings Bhd 3,723,307
12,406,215 Public Bank Bhd 11,373,533
911,250 QL Resources Bhd 1,326,067
1,233,414 RHB Capital BHD 1,533,155
2,368,965 Sime Darby BHD 1,341,761
1,731,665 Sime Darby Plantation Bhd 1,686,188
1,018,951 Telekom Malaysia BHD 1,547,439
2,368,558 Tenaga Nasional BHD 7,258,526
2,918,900 YTL Corp BHD 2,170,956
2,150,600 YTL Power International BHD 2,186,704
TOTAL MALAYSIA 95,080,332
MEXICO - 2.2%
2,592,800 Alfa S.A. de C.V. (Class A) 1,490,467
16,218,841 America Movil SAB de C.V. 13,545,444
453,657 Arca Continental SAB de C.V. 4,464,252
682,649 (b) Banco del Bajio S.A. 2,034,280
12,995,697 Cemex S.A. de C.V. 8,398,271
451,310 Coca-Cola Femsa SAB de C.V. 4,095,243
2,546,100 Fibra Uno Administracion S.A. de C.V. 3,236,093
1,673,577 Fomento Economico Mexicano S.A. de C.V. 18,481,119
155,575 Gruma SAB de C.V. 2,908,587
236,300 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,028,545

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEXICO—continued
329,630 (c)
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) $ 5,259,112
154,061 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,645,562
1,105,289 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,866,228
523,752 (c) Grupo Carso S.A. de C.V. (Series A1) 3,367,800
2,229,928 Grupo Financiero Banorte S.A. de C.V. 16,709,798
1,532,144 (a),(c) Grupo Financiero Inbursa S.A. 3,731,060
2,677,332 Grupo Mexico S.A. de C.V. (Series B) 15,088,823
179,604 (a) Industrias Penoles S.A. de C.V. 2,623,832
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,194,264
890,800 (c) Operadora De Sites Mexicanos SAB de C.V. 772,655
843,823 Orbia Advance Corp SAB de C.V. 1,082,916
627,357 ProLogis Property Mexico S.A. de C.V. 2,094,445
155,580 Promotora y Operadora de Infraestructura SAB de C.V. 1,461,188
74,369 Southern Copper Corp 7,928,479
4,461,089 Wal-Mart de Mexico SAB de C.V. 14,835,976
TOTAL MEXICO 146,344,439
PERU - 0.2%
147,622 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,288,141
57,414 Credicorp Ltd 9,797,125
TOTAL PERU 12,085,266
PHILIPPINES - 0.5%
212,923 Ayala Corp 2,141,760
5,809,293 Ayala Land, Inc 2,941,192
1,645,763 Bank of the Philippine Islands 3,419,774
2,045,737 BDO Unibank, Inc 4,812,175
897,553 International Container Term Services, Inc 5,473,681
2,164,956 JG Summit Holdings (Series B) 1,031,011
421,430 Jollibee Foods Corp 1,663,120
266,441 Manila Electric Co 1,780,062
1,622,680 Metropolitan Bank & Trust 1,909,427
67,905 PLDT, Inc 1,763,199
189,105 SM Investments Corp 2,947,287
8,929,468 SM Prime Holdings 4,412,003
763,937 Universal Robina Corp 1,557,306
TOTAL PHILIPPINES 35,851,997
POLAND - 0.9%
501,436 (a),(b) Allegro.eu S.A. 4,606,201
155,356 Bank Pekao S.A. 6,293,644
30,463 Bank Zachodni WBK S.A. 4,014,364
12,659 (a) BRE Bank S.A. 1,990,062
11,223 Budimex S.A. 1,806,130
52,720 CD Projekt S.A. 2,116,258
42,137 (a),(b) Dino Polska S.A. 3,742,015
116,568 KGHM Polska Miedz S.A. 4,007,264
921 LPP S.A. 3,531,063
793,133 (a) PGE Polska Grupa Energetyczna S.A. 1,460,300
565,245 Polski Koncern Naftowy Orlen S.A. 9,216,914
741,398 Powszechna Kasa Oszczednosci Bank Polski S.A. 11,018,230
528,861 Powszechny Zaklad Ubezpieczen S.A. 6,476,495
TOTAL POLAND 60,278,940

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
QATAR - 0.8%
1,909,676 Barwa Real Estate Co $ 1,457,349
2,740,225 Commercial Bank PSQC 3,145,125
1,655,601 Dukhan Bank 1,702,257
1,367,133 Industries Qatar QSC 4,919,956
4,928,843 Masraf Al Rayan QSC 3,153,131
4,931,512 Mesaieed Petrochemical Holding Co 2,264,863
798,765 Ooredoo QPSC 2,292,528
386,003 Qatar Electricity & Water Co QSC 1,630,534
633,137 Qatar Fuel QSC 2,563,153
2,678,189 Qatar Gas Transport Co Ltd 3,314,523
815,095 Qatar International Islamic Bank QSC 2,334,919
1,511,658 Qatar Islamic Bank SAQ 8,173,164
3,976,225 Qatar National Bank QPSC 16,676,953
TOTAL QATAR 53,628,455
ROMANIA - 0.0%
470,646 NEPI Rockcastle NV 3,558,949
TOTAL ROMANIA 3,558,949
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4.0%
127,058 ACWA Power Co 13,376,665
381,920 (a) Ades Holding Co 2,076,593
101,032 (a) Advanced Petrochemical Co 1,077,129
1,691,825 Al Rajhi Bank 38,574,928
1,048,096 Alinma Bank 9,052,466
216,692 Almarai Co JSC 3,489,992
781,292 Arab National Bank 4,468,783
20,234 Arabian Internet & Communications Services Co 1,586,119
507,291 Bank AlBilad 4,972,117
412,240 (a) Bank Al-Jazira 1,889,608
485,694 Banque Saudi Fransi 4,789,697
73,102 Bupa Arabia for Cooperative Insurance Co 4,489,112
67,306 Co for Cooperative Insurance 2,582,593
29,669 Dallah Healthcare Co 1,309,520
513,066 (a) Dar Al Arkan Real Estate Development Co 1,851,572
77,359 Dr Sulaiman Al Habib Medical Services Group Co 5,938,163
21,253 Elm Co 5,183,074
326,545 Etihad Etisalat Co 4,535,827
486,768 Jarir Marketing Co 1,685,099
384,314 Mobile Telecommunications Co Saudi Arabia 1,115,120
83,678 Mouwasat Medical Services Co 2,692,463
35,387 Nahdi Medical Co 1,252,928
66,032 Power & Water Utility Co for Jubail & Yanbu 1,083,860
1,236,283 Riyad Bank 9,043,887
212,488 SABIC Agri-Nutrients Co 6,667,542
325,926 Sahara International Petrochemical Co 2,480,179
20,190 SAL Saudi Logistics Services 1,691,928
1,121,461 (a) Saudi Arabian Mining Co 12,876,899

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SAUDI ARABIA—continued
3,217,379 (b) Saudi Arabian Oil Co $ 23,669,693
46,871 Saudi Aramco Base Oil Co 1,625,307
861,866 Saudi Awwal Bank 9,017,971
777,813 Saudi Basic Industries Corp 16,336,167
715,470 Saudi Electricity Co 3,259,911
318,734 Saudi Industrial Investment Group 1,735,350
527,976 Saudi Investment Bank 1,798,445
657,406 (a) Saudi Kayan Petrochemical Co 1,429,477
2,516,886 Saudi National Bank 25,431,522
30,417 (a) Saudi Research & Media Group 2,116,378
41,465 Saudi Tadawul Group Holding Co 2,558,752
1,750,454 Saudi Telecom Co 17,980,530
239,905 Savola Group 2,918,249
246,271 Yanbu National Petrochemical Co 2,655,098
TOTAL SAUDI ARABIA 264,366,713
SOUTH AFRICA - 2.8%
728,926 Absa Group Ltd 6,395,738
55,551 (c) Anglo American Platinum Ltd 2,156,234
335,855 Aspen Pharmacare Holdings Ltd 4,644,526
288,343 Bid Corp Ltd 7,176,871
298,156 Bidvest Group Ltd 4,481,037
75,034 Capitec Bank Holdings Ltd 11,701,998
197,264 Clicks Group Ltd 3,834,260
485,285 Discovery Ltd 3,805,007
256,038 (c) Exxaro Resources Ltd 2,743,217
4,351,316 FirstRand Ltd 19,552,258
767,839 Gold Fields Ltd 13,367,791
460,973 Harmony Gold Mining Co Ltd 4,520,117
749,697 (c) Impala Platinum Holdings Ltd 3,851,351
55,279 Kumba Iron Ore Ltd 1,205,864
1,445,265 MTN Group Ltd 6,271,210
153,209 Naspers Ltd 29,629,884
398,880 Nedbank Group Ltd 6,108,708
294,987 Northam Platinum Holdings Ltd 2,310,657
4,149,346 Old Mutual Ltd 2,806,860
768,004 OUTsurance Group Ltd 2,036,765
2,032,670 (b) Pepkor Holdings Ltd 2,281,180
432,141 Remgro Ltd 3,321,643
1,543,953 Sanlam Ltd 6,913,349
494,739 Sasol Ltd 4,011,716
426,453 Shoprite Holdings Ltd 7,146,373
2,521,222 Sibanye Stillwater Ltd 2,878,958
1,159,527 Standard Bank Group Ltd 14,132,435
519,027 Vodacom Group Ltd 2,913,106
764,590 Woolworths Holdings Ltd 2,527,293
TOTAL SOUTH AFRICA 184,726,406
TAIWAN - 18.2%
432,344 Accton Technology Corp 6,777,112
2,590,380 Acer, Inc 3,496,407
401,665 Advantech Co Ltd 4,272,333
68,000 Alchip Technologies Ltd 5,538,543

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
2,870,011 ASE Technology Holding Co Ltd $ 13,394,652
1,988,512 Asia Cement Corp 2,512,194
287,000 Asia Vital Components Co Ltd 5,714,757
616,500 Asustek Computer, Inc 8,645,594
5,559,800 AU Optronics Corp 3,035,656
538,389 Catcher Technology Co Ltd 3,506,945
8,192,889 Cathay Financial Holding Co Ltd 15,687,923
1,229,998 Chailease Holding Co Ltd 5,738,127
4,674,309 Chang Hwa Commercial Bank 2,673,390
1,580,922 Cheng Shin Rubber Industry Co Ltd 2,329,416
2,483,035 China Airlines 1,746,698
13,297,522 China Development Financial Holding Corp 6,562,868
9,904,151 China Steel Corp 7,009,883
15,312,611 Chinatrust Financial Holding Co 16,620,578
3,348,763 Chunghwa Telecom Co Ltd 12,408,787
3,609,000 Compal Electronics, Inc 3,496,819
1,667,768 Delta Electronics, Inc 21,420,521
728,000 E Ink Holdings, Inc 6,006,827
12,428,042 E.Sun Financial Holding Co Ltd 10,069,007
153,316 Eclat Textile Co Ltd 2,490,065
54,000 eMemory Technology, Inc 3,835,903
2,351,803 Eva Airways Corp 2,478,613
882,192 Evergreen Marine Corp Taiwan Ltd 4,582,045
2,794,071 Far Eastern Textile Co Ltd 2,906,613
1,526,589 Far EasTone Telecommunications Co Ltd 4,021,506
406,014 Feng TAY Enterprise Co Ltd 1,739,030
9,445,944 First Financial Holding Co Ltd 8,460,285
2,994,173 Formosa Chemicals & Fibre Corp 4,558,814
1,271,064 Formosa Petrochemical Corp 2,493,922
3,445,813 Formosa Plastics Corp 6,084,690
113,300 Fortune Electric Co Ltd 2,417,932
6,818,221 Fubon Financial Holding Co Ltd 18,463,488
8,765,229 Fuhwa Financial Holdings Co Ltd 8,793,969
448,000 Gigabyte Technology Co Ltd 3,623,093
77,000 Global Unichip Corp 2,771,620
226,535 Globalwafers Co Ltd 3,445,983
10,769,002 Hon Hai Precision Industry Co, Ltd 66,066,921
251,540 Hotai Motor Co Ltd 4,988,516
7,470,026 Hua Nan Financial Holdings Co Ltd 6,326,246
7,216,282 InnoLux Display Corp 3,393,957
2,275,340 Inventec Co Ltd 3,364,687
84,125 Largan Precision Co Ltd 7,298,705
1,752,778 Lite-On Technology Corp 5,360,538
1,312,464 MediaTek, Inc 49,985,348
9,825,754 Mega Financial Holding Co Ltd 12,956,396
609,000 Micro-Star International Co Ltd 3,177,445
4,152,271 Nan Ya Plastics Corp 6,353,669
1,092,000 Nanya Technology Corp 1,922,347
138,000 Nien Made Enterprise Co Ltd 1,676,011
503,474 Novatek Microelectronics Corp Ltd 8,119,806
1,753,000 Pegatron Corp 5,415,233
200,025 (a) PharmaEssentia Corp 4,015,885

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
1,897,512 Pou Chen Corp $ 2,094,522
508,000 President Chain Store Corp 4,302,879
2,339,000 Quanta Computer, Inc 19,927,694
422,085 Realtek Semiconductor Corp 6,658,373
1,307,975 Ruentex Development Co Ltd 2,053,346
3,262,599 Shanghai Commercial & Savings Bank Ltd 4,156,478
11,806,661 (e) Shin Kong Financial Holding Co Ltd 3,921,500
9,031,419 SinoPac Financial Holdings Co Ltd 7,351,645
1,096,522 Synnex Technology International Corp 2,382,002
9,743,413 (a) Taishin Financial Holdings Co Ltd 6,038,621
5,310,648 Taiwan Business Bank 3,042,883
5,777,039 Taiwan Cement Corp 6,112,280
8,751,816 Taiwan Cooperative Financial Holding Co Ltd 7,176,353
1,647,561 Taiwan High Speed Rail Corp 1,496,111
1,589,861 Taiwan Mobile Co Ltd 5,114,586
21,248,183 Taiwan Semiconductor Manufacturing Co Ltd 619,836,893
1,176,000 Unimicron Technology Corp 6,553,157
4,218,908 Uni-President Enterprises Corp 10,842,194
9,768,103 United Microelectronics Corp 15,561,490
780,000 Vanguard International Semiconductor Corp 2,780,287
57,000 Voltronic Power Technology Corp 3,244,163
2,402,529 Walsin Lihwa Corp 2,535,084
587,460 Wan Hai Lines Ltd 1,401,338
2,712,492 Winbond Electronics Corp 1,933,801
2,291,000 Wistron Corp 6,893,265
84,000 Wiwynn Corp 5,324,255
1,406,660 WPG Holdings Ltd 3,706,755
292,437 Yageo Corp 7,131,287
1,464,000 Yang Ming Marine Transport 2,837,022
562,127 Zhen Ding Technology Holding Ltd 2,370,734
TOTAL TAIWAN 1,217,035,316
THAILAND - 1.3%
1,050,400 Advanced Info Service PCL 6,866,130
3,379,756 Airports of Thailand PCL 5,333,463
4,994,500 Asset World Corp PCL 510,964
9,151,799 Bangkok Dusit Medical Services PCL 6,739,647
4,624,383 Bangkok Expressway & Metro PCL 1,013,337
494,800 Bumrungrad Hospital PCL 3,416,323
1,608,099 Central Pattana PCL 2,481,286
1,478,707 Central Retail Corp PCL 1,319,558
2,775,380 Charoen Pokphand Foods PCL 1,870,256
4,901,830 CP ALL plc 7,941,666
1,713,500 CP Axtra PCL 1,468,326
2,601,800 Delta Electronics Thailand PCL 7,492,655
1,303,803 Energy Absolute PCL 132,239
588,900 Global Power Synergy PCL 659,332
2,191,550 Gulf Energy Development PCL 2,920,427
4,127,826 Home Product Center PCL 1,055,695
1,167,539 Indorama Ventures PCL 633,692
587,600 Intouch Holdings PCL (Class F) 1,357,725
465,700 Kasikornbank PCL (Foreign) 1,724,573
2,777,498 Krung Thai Bank PCL 1,402,580

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
THAILAND—continued
605,694 Krungthai Card PCL $ 663,736
2,786,178 Minor International PCL 2,286,315
1,553,141 PTT Exploration & Production PCL 6,392,011
1,806,629 PTT Global Chemical PCL 1,354,113
3,009,522 PTT Oil & Retail Business PCL 1,335,731
10,475,432 PTT PCL 9,330,761
758,401 SCB X PCL 2,191,480
918,000 SCG Packaging PCL 730,243
662,860 Siam Cement PCL 4,091,154
1,184,250 Thai Oil PCL 1,676,940
19,649,400 TMB Bank PCL (Foreign) 932,313
8,462,481 (a) True Corp PCL 2,203,733
TOTAL THAILAND 89,528,404
TURKEY - 0.8%
2,724,076 Akbank TAS 5,091,539
1,166,573 Aselsan Elektronik Sanayi Ve Ticaret AS 2,203,150
397,880 BIM Birlesik Magazalar AS 7,514,820
65,483 Coca-Cola Icecek AS 1,672,777
1,177,508 Eregli Demir ve Celik Fabrikalari TAS 1,992,869
57,620 Ford Otomotiv Sanayi AS 1,729,413
900,254 Haci Omer Sabanci Holding AS 2,700,674
676,334 KOC Holding AS 4,392,794
152,439 (a) Pegasus Hava Tasimaciligi AS. 1,031,058
1,227,467 (a) Sasa Polyester Sanayi AS 1,723,463
108,263 Tofas Turk Otomobil Fabrik 915,329
457,631 (a) Turk Hava Yollari AO 3,996,943
1,080,187 Turkcell Iletisim Hizmet AS 3,444,309
7,684,978 Turkiye Is Bankasi (Series C) 3,480,752
916,467 Turkiye Petrol Rafinerileri AS 4,518,998
1,241,629 Turkiye Sise ve Cam Fabrikalari AS 1,763,593
3,048,373 Yapi ve Kredi Bankasi 2,779,804
TOTAL TURKEY 50,952,285
UNITED ARAB EMIRATES - 1.2%
2,576,255 Abu Dhabi Commercial Bank PJSC 6,242,016
1,301,484 Abu Dhabi Islamic Bank PJSC 4,344,245
2,978,067 Abu Dhabi National Oil Co for Distribution PJSC 2,893,416
3,330,923 Aldar Properties PJSC 6,701,839
2,586,468 Americana Restaurants International plc 2,177,553
2,590,717 Dubai Islamic Bank PJSC 4,126,300
5,745,642 Emaar Properties PJSC 13,500,018
1,628,983 Emirates NBD Bank PJSC 8,471,004
2,979,437 Emirates Telecommunications Group Co PJSC 13,287,188
3,805,586 First Abu Dhabi Bank PJSC 13,510,895
3,338,344 (a) Multiply Group PJSC 2,090,470
TOTAL UNITED ARAB EMIRATES 77,344,944
UNITED KINGDOM - 0.2%
360,518 AngloGold Ashanti UK Ltd 10,381,305
TOTAL UNITED KINGDOM 10,381,305
UNITED STATES - 0.1%
683,465 (a) JBS S.A. 4,074,581

Nuveen Emerging Markets Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES—continued
61,860 (a) Legend Biotech Corp (ADR) $ 3,488,285
TOTAL UNITED STATES 7,562,866
TOTAL COMMON STOCKS 6,522,014,281
(Cost $5,262,889,741)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
BRAZIL - 0.0%
7,646 Localiza Rent a Car S.A. 07/30/24 15,667
TOTAL BRAZIL 15,667
CHINA - 0.0%
15,550 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
INDIA - 0.1%
19,214 (d) Tata Consumer Products Ltd 08/19/24 85,766
391,719 Tata Motors Ltd (DVR) 3,722,886
TOTAL INDIA 3,808,652
TOTAL RIGHTS/WARRANTS 3,824,341
(Cost $2,250,849)
TOTAL LONG-TERM INVESTMENTS 6,525,838,622
(Cost $5,265,140,590)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 15,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/14/24 14,969,346
582,000 Tennessee Valley Authority (TVA) 0.000 08/14/24 580,810
TOTAL GOVERNMENT AGENCY DEBT 15,550,156
REPURCHASE AGREEMENT - 1.2%
82,216,000 (f) Fixed Income Clearing Corporation 5.340 08/01/24 82,216,000
TOTAL REPURCHASE AGREEMENT 82,216,000
TREASURY DEBT - 1.0%
19,370,000 United States Treasury Bill 0.000 08/13/24 19,335,893
12,500,000 United States Treasury Bill 0.000 08/27/24 12,452,306
10,000,000 United States Treasury Bill 0.000 08/29/24 9,958,972
10,000,000 United States Treasury Bill 0.000 09/24/24 9,921,175
12,000,000 United States Treasury Bill 0.000 10/17/24 11,867,830
TOTAL TREASURY DEBT 63,536,176
TOTAL SHORT-TERM INVESTMENTS 161,302,332
(Cost $161,303,719)

SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
7,479,138 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5.310% (h)
$ 7,479,138
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 7,479,138
(Cost $7,479,138)
TOTAL INVESTMENTS - 100.3% 6,694,620,092
(Cost $5,433,923,447)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (18,454,500)
NET ASSETS - 100.0% $ 6,676,165,592
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $295,081,268 or 4.4% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,652,407.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $82,228,195 on 8/1/24, collateralized by Government Agency Securities, with coupon rates 1.875%–4.625% and maturity dates 2/28/31–5/15/54, valued at $83,860,505.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Future 3,341 09/20/24  $ 182,535,085 $ 183,170,325 $ 635,240

Nuveen International Equity Index Fund July 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
AUSTRALIA - 7.3%
374,062 Ampol Ltd $ 8,193,810
1,875,574 APA Group 9,721,393
854,061 Aristocrat Leisure Ltd 30,416,613
2,672,926 Aurizon Holdings Ltd 6,517,319
4,488,616 Australia & New Zealand Banking Group Ltd 85,396,095
281,496 Australian Stock Exchange Ltd 11,993,468
7,570,948 BHP Billiton Ltd 210,282,660
654,740 BlueScope Steel Ltd 9,507,579
2,045,009 Brambles Ltd 20,848,197
532,978 carsales.com Ltd 12,189,481
98,922 Cochlear Ltd 22,351,987
2,017,168 Coles Group Ltd 23,906,806
2,498,687 Commonwealth Bank of Australia 225,156,944
786,566 Computershare Ltd 14,186,508
1,604,724 Dexus Property Group 7,398,670
2,217,949 Endeavour Group Ltd 7,977,236
2,525,969 Fortescue Metals Group Ltd 31,430,198
15,472,163 Glencore plc 85,852,517
2,548,134 Goodman Group 58,826,441
3,028,063 GPT Group 9,223,536
3,569,614 Insurance Australia Group Ltd 17,269,448
3,329,297 Lottery Corp Ltd 10,848,721
542,938 Macquarie Group Ltd 74,722,202
4,143,049 Medibank Pvt Ltd 10,785,777
261,056 Mineral Resources Ltd 9,336,085
6,047,309 Mirvac Group 8,514,655
4,629,925 National Australia Bank Ltd 116,936,449
1,784,112 Northern Star Resources Ltd 16,558,573
705,334 Orica Ltd 8,299,581
2,546,692 Origin Energy Ltd 17,474,054
4,261,838 (a) Pilbara Minerals Ltd 8,237,551
83,679 Pro Medicus Ltd 7,895,043
1,249,490 (b) Qantas Airways Ltd 5,293,418
2,269,438 QBE Insurance Group Ltd 26,784,021
265,117 Ramsay Health Care Ltd 8,073,775
76,280 REA Group Ltd 10,255,820
337,075 Reece Ltd 6,108,281
554,491 Rio Tinto Ltd 42,608,251
1,682,179 Rio Tinto plc 109,396,972
4,935,416 Santos Ltd 25,727,862
7,475,357 Scentre Group 17,047,010
512,062 Seek Ltd 7,415,470
313,873 Seven Group Holdings Ltd 8,053,020
704,285 Sonic Healthcare Ltd 12,763,874
6,675,167 South32 Ltd 13,388,346
3,430,181 Stockland Trust Group 10,360,552
1,889,866 Suncorp-Metway Ltd 21,988,818
5,936,729 Telstra Corp Ltd 15,342,074
4,606,794 Transurban Group 39,313,436
1,228,612 Treasury Wine Estates Ltd 9,932,738
5,537,380 Vicinity Ltd 7,678,128
334,547 Washington H Soul Pattinson & Co Ltd 7,786,714
1,694,475 Wesfarmers Ltd 81,779,087
5,183,259 Westpac Banking Corp 101,295,394
253,603 WiseTech Global Ltd 15,891,047
2,825,335 Woodside Energy Group Ltd 51,236,900

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
AUSTRALIA—continued
1,820,728 Woolworths Ltd $ 41,081,393
TOTAL AUSTRALIA 1,894,857,998
AUSTRIA - 0.2%
496,902 Erste Bank der Oesterreichischen Sparkassen AG. 25,846,983
658,172 Mondi plc 12,868,355
219,613 OMV AG. 9,188,629
102,118 Verbund AG. 8,199,626
171,858 Voestalpine AG. 4,407,616
TOTAL AUSTRIA 60,511,209
BELGIUM - 0.8%
244,743 Ageas S.A. 11,684,331
1,341,223 Anheuser-Busch InBev S.A. 79,633,993
31,009 Dieteren S.A. 7,126,431
44,242 Elia Group S.A. 4,594,983
125,363 Groupe Bruxelles Lambert S.A. 9,355,727
373,185 KBC Groep NV 28,864,336
611 Lotus Bakeries NV 6,638,997
22,948 (a) Sofina S.A. 5,422,087
107,495 Syensqo S.A. 9,505,545
190,176 UCB S.A. 31,777,324
323,434 (a) Umicore S.A. 4,442,069
246,738 Warehouses De Pauw CVA 6,683,927
TOTAL BELGIUM 205,729,750
BRAZIL - 0.0%
237,732 Yara International ASA 6,772,116
TOTAL BRAZIL 6,772,116
BURKINA FASO - 0.0%
301,809 Endeavour Mining plc 6,741,665
TOTAL BURKINA FASO 6,741,665
CHILE - 0.1%
578,158 Antofagasta plc 15,054,766
TOTAL CHILE 15,054,766
CHINA - 0.4%
5,537,114 BOC Hong Kong Holdings Ltd 16,109,245
2,114,355 Prosus NV 73,755,641
2,001,946 (a) SITC International Holdings Co Ltd 4,467,897
1,498,000 (a) Wharf Holdings Ltd 4,107,288
2,793,250 Wilmar International Ltd 6,660,598
TOTAL CHINA 105,100,669
DENMARK - 3.7%
4,702 AP Moller - Maersk AS (Class A) 7,638,095
6,524 AP Moller - Maersk AS (Class B) 10,792,902
141,894 Carlsberg AS (Class B) 17,134,686
190,523 Coloplast A.S. 24,768,085
1,019,551 Danske Bank AS 31,180,403
150,525 (b) Demant A.S. 5,771,041
257,299 DSV AS 47,200,115
99,045 (b) Genmab AS 27,977,401
4,870,984 Novo Nordisk A.S. 645,370,723
555,823 Novozymes A.S. 35,382,152
285,985 Orsted AS 17,045,851
120,829 Pandora A.S. 18,940,345
13,416 Rockwool International AS (B Shares) 5,930,041
523,581 Tryg A.S. 11,463,336
1,518,340 Vestas Wind Systems A.S. 37,574,417
TOTAL DENMARK 944,169,593
FINLAND - 1.0%
215,814 Elisa Oyj (Series A) 10,048,606

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINLAND—continued
697,839 Fortum Oyj $ 10,730,658
415,528 Kesko Oyj (B Shares) 7,516,361
505,270 Kone Oyj (Class B) 25,801,399
933,923 Metso Outotec Oyj 9,489,156
652,284 Neste Oil Oyj 13,164,936
8,012,616 Nokia Oyj 31,488,784
4,708,240 Nordea Bank AB publ 55,094,578
167,528 Orion Oyj (Class B) 7,700,115
673,396 Sampo Oyj 29,518,377
863,357 Stora Enso Oyj (R Shares) 10,792,925
790,759 UPM-Kymmene Oyj 26,155,156
732,799 Wartsila Oyj (B Shares) 15,143,171
TOTAL FINLAND 252,644,222
FRANCE - 9.2%
296,595 Accor S.A. 11,413,900
54,220 Aeroports de Paris 7,123,767
862,653 Air Liquide 157,398,348
887,157 Airbus SE 134,250,441
520,021 Alstom RGPT 10,188,564
85,512 (c) Amundi S.A. 6,240,724
90,336 Arkema 8,152,178
2,710,741 AXA S.A. 95,173,579
57,784 BioMerieux 6,097,741
1,542,089 BNP Paribas S.A. 105,654,251
1,093,159 Bollore SE 6,804,738
290,379 Bouygues S.A. 10,025,624
452,768 Bureau Veritas S.A. 14,166,752
231,810 Cap Gemini S.A. 46,019,720
831,880 Carrefour S.A. 12,409,346
1,011,959 Cie Generale des Etablissements Michelin S.C.A 40,062,281
675,750 Compagnie de Saint-Gobain 57,969,711
1,546,390 Credit Agricole S.A. 23,467,184
957,156 Danone 62,181,684
30,213 Dassault Aviation S.A. 6,082,904
1,003,238 Dassault Systemes SE 38,031,513
369,534 Edenred 15,386,940
108,523 Eiffage S.A. 10,800,395
2,742,234 Engie S.A. 43,108,362
440,293 Essilor International S.A. 100,756,502
66,508 Eurazeo 5,232,531
87,407 Fonciere Des Regions 4,499,468
74,085 Gecina S.A. 7,344,618
440,732 Getlink S.E. 7,853,778
47,253 Hermes International 103,263,617
56,968 Ipsen 6,396,375
111,799 Kering 34,337,692
314,757 Klepierre 9,012,929
150,898 (c) La Francaise des Jeux SAEM 5,854,650
393,250 Legrand S.A. 42,489,447
359,466 L'Oreal S.A. 155,450,151
411,570 LVMH Moet Hennessy Louis Vuitton S.A. 290,305,922
2,792,176 Orange S. A. 30,985,517
304,420 Pernod-Ricard S.A. 40,733,566
341,405 Publicis Groupe S.A. 35,641,466
41,284 Remy Cointreau S.A. 3,257,542
282,928 Renault S.A. 13,711,295
319,376 Rexel S.A. 8,114,352
507,891 Safran S.A. 111,579,912
42,211 Sartorius Stedim Biotech 8,423,231
37,382 SEB S.A. 3,740,737
1,079,885 Societe Generale 28,008,936
129,292 Sodexho Alliance S.A. 12,244,896

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FRANCE—continued
84,604 Teleperformance $ 10,891,525
138,091 Thales S.A. 21,950,041
3,207,858 Total S.A. 216,422,280
177,874 Unibail-Rodamco-Westfield 13,301,635
1,004,045 Veolia Environnement 31,540,771
747,542 Vinci S.A. 85,307,948
1,050,375 Vivendi Universal S.A. 11,208,294
TOTAL FRANCE 2,388,072,271
GERMANY - 8.3%
242,079 Adidas-Salomon AG. 60,664,334
584,608 Allianz AG. 164,663,839
1,332,317 BASF SE 62,028,866
1,469,630 Bayer AG. 43,722,503
498,915 Bayerische Motoren Werke AG. 46,273,928
55,829 Bayerische Motoren Werke AG. (Preference) 4,786,308
124,777 Bechtle AG. 5,514,342
150,425 Beiersdorf AG. 21,833,740
192,881 Brenntag SE 13,720,843
58,838 Carl Zeiss Meditec AG. 4,025,376
1,566,282 Commerzbank AG. 25,534,269
167,304 Continental AG. 10,256,371
281,853 (c) Covestro AG. 16,592,358
90,914 CTS Eventim AG. 8,008,047
1,197,491 Daimler AG. (Registered) 79,159,452
801,518 Daimler Truck Holding AG. 30,945,764
2,832,937 Deutsche Bank AG. (Registered) 44,096,009
282,483 Deutsche Boerse AG. 57,843,603
992,048 Deutsche Lufthansa AG. 6,216,950
1,479,463 Deutsche Post AG. 65,992,234
4,841,946 Deutsche Telekom AG. 126,653,118
163,847 Dr ING hc F Porsche AG. 12,337,794
3,342,598 E.ON AG. 46,873,650
373,417 Evonik Industries AG. 7,562,328
306,457 Fresenius Medical Care AG. 11,825,516
628,800 Fresenius SE 22,530,380
229,351 GEA Group AG. 10,127,099
89,991 Hannover Rueckversicherung AG. 22,343,912
205,644 HeidelbergCement AG. 21,423,823
156,298 Henkel KGaA 12,110,419
249,910 Henkel KGaA (Preference) 21,377,742
1,949,174 Infineon Technologies AG. 67,710,677
107,225 Knorr-Bremse AG. 8,622,587
118,385 LEG Immobilien SE 10,326,899
194,177 Merck KGaA 34,694,046
80,194 MTU Aero Engines Holding AG. 22,708,024
203,919 Muenchener Rueckver AG. 100,435,157
87,086 Nemetschek SE 8,318,115
235,764 Porsche AG. 10,538,525
160,022 Puma AG. Rudolf Dassler Sport 7,940,790
7,978 Rational AG. 6,983,757
65,024 Rheinmetall AG. 35,415,730
941,865 RWE AG. 35,151,250
1,558,549 SAP AG. 329,508,797
37,672 Sartorius AG. 10,684,603
110,409 (c) Scout24 SE 8,728,650
1,134,424 Siemens AG. 207,709,611
901,268 (b) Siemens Energy AG. 26,171,505
414,689 (c) Siemens Healthineers AG. 22,226,960
199,016 Symrise AG. 25,082,257
101,082 Talanx AG. 7,679,342
75,686 Volkswagen AG. 8,930,119
270,706 Volkswagen AG. (Preference) 30,211,594

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
1,100,830 Vonovia SE $ 33,751,666
339,273 (b),(c) Zalando SE 8,693,624
TOTAL GERMANY 2,155,269,202
HONG KONG - 1.6%
16,771,991 AIA Group Ltd 112,185,425
2,801,113 CK Asset Holdings Ltd 10,703,248
935,596 CK Infrastructure Holdings Ltd 6,240,189
2,516,174 CLP Holdings Ltd 21,595,356
82,447 (b) Futu Holdings Ltd (ADR) 5,217,246
1,165,605 Hang Seng Bank Ltd 14,273,794
2,243,386 Henderson Land Development Co Ltd 6,301,273
5,894,025 HKT Trust & HKT Ltd 7,138,621
16,374,041 Hong Kong & China Gas Ltd 13,342,757
2,034,977 Hong Kong Electric Holdings Ltd 12,969,866
1,797,235 Hong Kong Exchanges and Clearing Ltd 53,013,076
1,580,829 Hongkong Land Holdings Ltd 5,105,464
243,294 Jardine Matheson Holdings Ltd 8,570,988
3,788,498 Link REIT 15,983,752
2,264,812 MTR Corp 7,326,881
4,129,287 Prudential plc 37,264,283
6,002,607 Sino Land Co 6,208,845
2,128,419 Sun Hung Kai Properties Ltd 18,428,964
642,764 Swire Pacific Ltd (Class A) 5,544,981
1,913,290 Swire Properties Ltd 3,021,715
2,057,498 Techtronic Industries Co 26,349,741
12,150,380 (c) WH Group Ltd 7,898,278
2,548,992 Wharf Real Estate Investment Co Ltd 6,266,490
TOTAL HONG KONG 410,951,233
IRELAND - 0.4%
306,143 AerCap Holdings NV 28,762,135
2,607,481 AIB Group plc 14,956,732
1,575,471 Bank of Ireland Group plc 17,842,108
232,687 Kerry Group plc (Class A) 21,755,241
236,235 Kingspan Group plc 22,103,134
TOTAL IRELAND 105,419,350
ISRAEL - 0.6%
61,959 Azrieli Group Ltd 3,802,881
1,882,048 Bank Hapoalim Ltd 17,270,303
2,257,925 Bank Leumi Le-Israel 19,457,646
134,854 (b) Check Point Software Technologies 24,738,966
41,582 Elbit Systems Ltd 7,442,557
162,140 (b) Global-e Online Ltd 5,564,645
1,104,440 Israel Chemicals Ltd 4,623,269
1,860,383 Israel Discount Bank Ltd 9,497,281
220,492 Mizrahi Tefahot Bank Ltd 7,956,732
94,064 (b) Nice Systems Ltd 16,977,527
1,673,106 (b) Teva Pharmaceutical Industries Ltd (ADR) 29,162,238
79,625 (b) Wix.com Ltd 12,415,528
TOTAL ISRAEL 158,909,573
ITALY - 2.4%
179,984 Amplifon S.p.A. 5,716,363
1,519,291 Assicurazioni Generali S.p.A. 39,323,827
1,905,121 Banco BPM S.p.A. 13,190,429
327,437 Coca-Cola HBC AG. 11,948,148
947,364 Davide Campari-Milano NV 8,543,776
31,490 DiaSorin S.p.A. 3,434,643
12,129,379 Enel S.p.A. 86,593,748
3,200,849 ENI S.p.A. 51,212,915
188,243 Ferrari NV 77,475,660
895,180 FinecoBank Banca Fineco S.p.A 15,196,770
504,668 Infrastrutture Wireless Italiane S.p.A 5,615,552

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
21,824,580 Intesa Sanpaolo S.p.A. $ 88,625,957
595,868 Leonardo S.p.A. 14,196,776
769,594 Mediobanca S.p.A. 12,493,002
320,303 Moncler S.p.A 19,098,407
931,349 (b),(c) Nexi S.p.A 5,716,320
707,829 (c) Poste Italiane S.p.A 9,582,266
390,610 Prysmian S.p.A. 26,852,288
162,637 Recordati S.p.A. 8,854,473
2,883,365 Snam Rete Gas S.p.A. 13,778,519
12,757,792 (a) Telecom Italia S.p.A. 3,127,092
2,220,769 Terna Rete Elettrica Nazionale S.p.A. 18,492,905
2,258,679 UniCredit S.p.A 92,774,563
TOTAL ITALY 631,844,399
JAPAN - 22.8%
1,149,772 Advantest Corp 50,890,477
988,117 Aeon Co Ltd 22,545,452
259,680 Aisin Seiki Co Ltd 8,760,560
705,538 Ajinomoto Co, Inc 29,057,755
238,252 All Nippon Airways Co Ltd 4,557,218
712,114 Asahi Breweries Ltd 26,215,181
284,212 Asahi Glass Co Ltd 10,171,874
1,843,193 Asahi Kasei Corp 13,291,752
985,500 Asics Corp 16,083,684
2,697,020 Astellas Pharma, Inc 31,279,903
891,281 Bandai Namco Holdings, Inc 18,940,388
851,060 Bridgestone Corp 34,700,817
337,393 Brother Industries Ltd 6,922,074
1,488,418 (a) Canon, Inc 46,590,006
507,910 Capcom Co Ltd 10,850,947
1,149,575 Central Japan Railway Co 27,103,463
772,668 Chiba Bank Ltd 7,237,946
983,917 Chubu Electric Power Co, Inc 12,405,737
1,002,232 Chugai Pharmaceutical Co Ltd 43,739,883
1,596,068 Concordia Financial Group Ltd 10,059,235
315,185 Dai Nippon Printing Co Ltd 10,369,023
447,639 Daifuku Co Ltd 8,101,498
1,364,095 Dai-ichi Life Holdings, Inc 41,591,661
2,760,679 Daiichi Sankyo Co Ltd 112,436,004
394,707 Daikin Industries Ltd 57,235,101
85,212 Daito Trust Construction Co Ltd 10,247,603
840,229 Daiwa House Industry Co Ltd 23,793,926
1,990,189 Daiwa Securities Group, Inc 16,431,186
2,821,888 Denso Corp 46,276,159
319,964 Dentsu, Inc 8,460,875
137,465 Disco Corp 45,967,822
580,726 Don Quijote Co Ltd 15,150,681
1,374,269 East Japan Railway Co 26,184,503
373,667 Eisai Co Ltd 14,250,137
4,220,628 ENEOS Holdings, Inc 22,114,152
1,403,757 Fanuc Ltd 41,616,834
260,773 Fast Retailing Co Ltd 71,881,749
185,327 (b) Fuji Electric Holdings Co Ltd 10,424,069
878,432 Fuji Heavy Industries Ltd 16,889,170
1,666,898 FUJIFILM Holdings Corp 39,632,045
2,629,110 Fujitsu Ltd 47,745,053
219,588 Hamamatsu Photonics KK 6,323,902
333,322 Hankyu Hanshin Holdings, Inc 9,510,986
30,060 Hikari Tsushin, Inc 5,628,864
168,677 (b) Hitachi Construction Machinery Co Ltd 4,201,258
6,922,810 (b) Hitachi Ltd 149,578,821
6,690,314 Honda Motor Co Ltd 71,483,144
172,184 Hoshizaki Corp 5,422,729

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
523,607 (b) Hoya Corp $ 65,608,341
520,881 (a) Hulic Co Ltd 5,084,373
178,612 Ibiden Co Ltd 6,923,390
1,387,630 Idemitsu Kosan Co Ltd 9,139,368
1,398,472 Inpex Holdings, Inc 21,594,484
876,098 Isuzu Motors Ltd 11,851,088
1,773,569 (a) Itochu Corp 90,954,695
236,761 Japan Airlines Co Ltd 3,836,209
2,131,971 Japan Post Bank Co Ltd 22,185,646
3,159,035 Japan Post Holdings Co Ltd 33,455,628
293,575 Japan Post Insurance Co Ltd 6,043,986
2,083 Japan Real Estate Investment Corp 7,224,899
1,786,673 (a) Japan Tobacco, Inc 52,573,173
852,620 JFE Holdings, Inc 12,489,484
639,809 Kajima Corp 12,363,360
1,039,026 Kansai Electric Power Co, Inc 17,783,754
697,391 Kao Corp 30,538,523
586,254 Kawasaki Kisen Kaisha Ltd 9,007,880
2,216,957 KDDI Corp 66,708,248
195,442 Keisei Electric Railway Co Ltd 5,845,487
290,254 Keyence Corp 126,916,500
986,265 Kikkoman Corp 12,342,065
289,150 Kintetsu Corp 6,696,767
1,133,172 Kirin Brewery Co Ltd 16,020,300
220,521 Kobe Bussan Co Ltd 5,920,735
321,771 Koito Manufacturing Co Ltd 4,757,804
1,378,250 Komatsu Ltd 39,180,305
151,502 Konami Corp 11,398,947
1,482,144 Kubota Corp 21,308,653
1,907,520 Kyocera Corp 24,025,140
408,824 Kyowa Hakko Kogyo Co Ltd 8,623,160
120,729 Lasertec Corp 21,421,327
662,699 M3, Inc 6,187,790
341,476 Makita Corp 11,255,876
2,111,353 Marubeni Corp 39,735,162
505,402 Matsumotokiyoshi Holdings Co Ltd 8,242,042
903,601 Mazda Motor Corp 7,793,934
127,337 McDonald's Holdings Co Japan Ltd 5,275,463
342,024 MEIJI Holdings Co Ltd 8,637,599
548,177 Minebea Co Ltd 13,186,022
1,975,108 Mitsubishi Chemical Holdings Corp 11,665,471
4,987,982 Mitsubishi Corp 103,012,072
2,880,682 Mitsubishi Electric Corp 47,997,249
1,653,485 Mitsubishi Estate Co Ltd 28,181,878
4,783,760 Mitsubishi Heavy Industries Ltd 57,338,509
16,570,988 Mitsubishi UFJ Financial Group, Inc 191,400,719
1,141,044 Mitsubishi UFJ Lease & Finance Co Ltd 8,209,147
3,838,696 Mitsui & Co Ltd 89,072,663
259,156 Mitsui Chemicals, Inc 7,492,722
3,994,437 Mitsui Fudosan Co Ltd 41,381,807
506,983 (a) Mitsui OSK Lines Ltd 16,103,378
1,911,587 Mitsui Sumitomo Insurance Group Holdings, Inc 45,064,776
3,597,069 Mizuho Financial Group, Inc 82,229,517
412,427 MonotaRO Co Ltd 5,830,191
2,566,841 Murata Manufacturing Co Ltd 57,107,011
369,940 NEC Corp 32,020,021
487,448 Nexon Co Ltd 10,498,997
627,267 Nidec Corp 27,593,892
1,550,955 Nintendo Co Ltd 85,703,275
2,310 Nippon Building Fund, Inc 8,914,868
115,619 Nippon Express Holdings, Inc 5,720,927
1,418,691 Nippon Paint Co Ltd 9,056,175
3,607 Nippon ProLogis REIT, Inc 5,959,477

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
1,282,147 (a) Nippon Steel Corp $ 27,838,480
44,609,586 Nippon Telegraph & Telephone Corp 47,541,025
696,947 (a) Nippon Yusen Kabushiki Kaisha 22,458,336
180,700 Nissan Chemical Industries Ltd 5,830,456
3,592,968 Nissan Motor Co Ltd 11,404,528
309,887 Nissin Food Products Co Ltd 9,213,803
117,311 Nitori Co Ltd 14,346,600
212,227 Nitto Denko Corp 18,428,406
4,400,770 (b) Nomura Holdings, Inc 27,133,421
180,625 Nomura Real Estate Holdings, Inc 5,049,318
6,123 Nomura Real Estate Master Fund, Inc 6,006,964
567,530 Nomura Research Institute Ltd 17,520,611
943,159 NTT Data Corp 14,689,151
965,185 Obayashi Corp 12,672,226
94,365 Obic Co Ltd 14,389,065
1,725,747 Olympus Corp 29,793,439
256,032 Omron Corp 9,497,212
534,382 Ono Pharmaceutical Co Ltd 7,883,377
53,578 (b) Oracle Corp Japan 4,373,528
1,620,992 Oriental Land Co Ltd 46,408,195
1,718,450 ORIX Corp 41,568,686
557,448 Osaka Gas Co Ltd 12,617,358
746,069 Osaka Securities Exchange Co Ltd 17,516,514
342,274 Otsuka Corp 7,587,454
620,426 Otsuka Holdings Co Ltd 31,622,059
3,488,615 Panasonic Corp 28,575,868
2,228,678 (b) Rakuten, Inc 13,074,928
2,215,615 Recruit Holdings Co Ltd 127,050,656
2,219,012 Renesas Electronics Corp 38,219,980
3,112,169 Resona Holdings, Inc 22,317,161
852,060 Ricoh Co Ltd 7,932,086
479,472 Rohm Co Ltd 6,537,232
395,828 SBI Holdings, Inc 10,289,009
122,800 SCREEN Holdings Co Ltd 10,406,036
311,569 Secom Co Ltd 19,894,537
438,542 Seiko Epson Corp 7,591,343
562,655 Sekisui Chemical Co Ltd 8,489,335
876,960 (a) Sekisui House Ltd 21,973,394
3,332,988 Seven & I Holdings Co Ltd 39,911,706
538,387 SG Holdings Co Ltd 5,474,667
368,266 Shimadzu Corp 10,861,741
112,464 Shimano, Inc 19,951,565
2,688,626 Shin-Etsu Chemical Co Ltd 119,457,464
378,249 Shionogi & Co Ltd 16,638,822
607,718 Shiseido Co Ltd 18,992,061
639,343 Shizuoka Financial Group, Inc 6,385,944
85,432 SMC Corp 41,568,235
4,244,995 SoftBank Corp 55,374,903
1,535,646 Softbank Group Corp 93,847,035
1,333,385 Sompo Holdings, Inc 30,403,732
1,863,393 Sony Corp 165,503,949
524,647 Sumco Corp 8,625,400
238,012 Sumisho Computer Systems Corp 4,685,959
1,530,939 Sumitomo Corp 38,040,069
1,041,065 Sumitomo Electric Industries Ltd 15,748,258
366,102 Sumitomo Metal Mining Co Ltd 11,163,940
1,867,197 Sumitomo Mitsui Financial Group, Inc 134,835,748
984,984 Sumitomo Mitsui Trust Holdings, Inc 24,897,277
413,385 Sumitomo Realty & Development Co Ltd 13,663,502
213,023 Suntory Beverage & Food Ltd 7,650,966
2,353,604 Suzuki Motor Corp 27,048,045
751,772 Sysmex Corp 12,307,459
720,747 T&D Holdings, Inc 13,510,934

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
253,962 Taisei Corp $ 10,786,109
270,414 Taiyo Nippon Sanso Corp 8,837,599
2,363,411 Takeda Pharmaceutical Co Ltd 66,351,027
581,482 TDK Corp 40,565,521
2,005,362 Terumo Corp 35,952,831
324,515 TIS, Inc 6,951,575
168,832 Toho Co Ltd 6,063,132
2,805,464 Tokio Marine Holdings, Inc 110,067,066
2,303,150 (b) Tokyo Electric Power Co, Inc 11,535,925
703,890 Tokyo Electron Ltd 147,287,118
552,333 Tokyo Gas Co Ltd 12,101,409
754,070 Tokyu Corp 9,135,844
338,512 Toppan Printing Co Ltd 9,575,199
2,000,756 Toray Industries, Inc 10,402,035
221,300 Toto Ltd 6,093,536
219,962 Toyota Industries Corp 18,492,226
15,825,727 (b) Toyota Motor Corp 304,024,166
959,507 Toyota Tsusho Corp 19,183,441
208,744 (b) Trend Micro, Inc 10,005,619
611,098 Uni-Charm Corp 20,472,148
675,056 West Japan Railway Co 13,289,850
393,702 Yakult Honsha Co Ltd 8,073,023
1,323,306 (a) Yamaha Motor Co Ltd 12,322,594
424,540 Yamato Transport Co Ltd 5,156,074
349,403 Yaskawa Electric Corp 12,160,557
339,847 Yokogawa Electric Corp 8,602,287
3,864,021 Z Holdings Corp 9,667,451
153,827 Zensho Co Ltd 6,261,343
187,177 ZOZO, Inc 5,479,593
TOTAL JAPAN 5,905,233,112
JORDAN - 0.0%
259,224 Hikma Pharmaceuticals plc 6,337,989
TOTAL JORDAN 6,337,989
KOREA, REPUBLIC OF - 0.0%
285,900 (b),(c) Delivery Hero SE 6,360,755
TOTAL KOREA, REPUBLIC OF 6,360,755
LUXEMBOURG - 0.1%
716,085 ArcelorMittal S.A. 16,305,746
196,190 Eurofins Scientific SE 11,615,207
TOTAL LUXEMBOURG 27,920,953
MACAU - 0.1%
3,210,274 Galaxy Entertainment Group Ltd 13,495,742
3,535,224 (b) Sands China Ltd 6,627,251
TOTAL MACAU 20,122,993
NETHERLANDS - 4.5%
672,277 (c) ABN AMRO Bank NV 11,735,840
32,552 (b),(c) Adyen NV 39,818,848
2,055,828 Aegon NV 13,303,783
248,556 Akzo Nobel NV 15,368,767
10,149 (b) Argenx SE 5,174,447
78,064 (b) Argenx SE 39,913,047
70,101 ASM International NV 48,230,958
596,475 ASML Holding NV 555,420,407
227,681 ASR Nederland NV 11,439,204
114,068 BE Semiconductor Industries NV 14,694,765
120,521 (c) Euronext NV 12,185,027
151,900 EXOR NV 15,571,634
197,684 Heineken Holding NV 14,567,424
429,438 Heineken NV 38,108,650
85,038 IMCD NV 12,227,905

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NETHERLANDS—continued
4,932,634 ING Groep NV $ 89,531,961
177,545 JDE Peet's NV 3,904,338
1,414,377 Koninklijke Ahold Delhaize NV 45,564,423
5,932,660 Koninklijke KPN NV 23,375,772
1,199,582 Koninklijke Philips Electronics NV 33,695,877
410,105 NN Group NV 20,580,774
153,655 OCI NV 3,703,144
151,253 Randstad Holdings NV 7,366,771
1,226,963 Universal Music Group NV 29,231,747
371,199 Wolters Kluwer NV 62,142,160
TOTAL NETHERLANDS 1,166,857,673
NEW ZEALAND - 0.3%
1,900,704 Auckland International Airport Ltd 8,461,404
863,173 Fisher & Paykel Healthcare Corp 16,663,409
1,022,870 Mercury NZ Ltd 4,188,276
1,942,096 Meridian Energy Ltd 7,512,948
2,807,785 Telecom Corp of New Zealand Ltd 7,215,959
218,361 (b) Xero Ltd 19,896,433
TOTAL NEW ZEALAND 63,938,429
NORWAY - 0.5%
469,466 Aker BP ASA 11,367,741
1,236,126 DNB Bank ASA 25,538,410
1,350,606 Equinor ASA 35,764,311
294,297 Gjensidige Forsikring ASA 4,978,849
133,587 Kongsberg Gruppen ASA 13,432,791
692,616 Mowi ASA 11,690,327
1,999,999 Norsk Hydro ASA 11,093,707
1,070,758 Orkla ASA 9,036,654
101,935 Salmar ASA 5,864,811
946,109 Telenor ASA 11,272,906
TOTAL NORWAY 140,040,507
POLAND - 0.0%
291,389 (b) InPost S.A. 5,048,470
TOTAL POLAND 5,048,470
PORTUGAL - 0.2%
4,640,437 Energias de Portugal S.A. 19,125,400
680,405 Galp Energia SGPS S.A. 14,306,474
408,455 Jeronimo Martins SGPS S.A. 7,139,114
TOTAL PORTUGAL 40,570,988
SINGAPORE - 1.5%
5,624,182 Ascendas REIT 11,482,096
3,554,999 Capitaland Investment Ltd 7,207,877
7,975,671 CapitaMall Trust 12,458,288
2,969,898 DBS Group Holdings Ltd 81,385,334
8,471,301 Genting Singapore Ltd 5,383,113
3,063,058 (b) Grab Holdings Ltd 10,108,091
2,225,421 Keppel Corp Ltd 11,075,621
5,042,587 Oversea-Chinese Banking Corp 56,127,245
548,318 (b) Sea Ltd (ADR) 36,024,493
1,372,527 SembCorp Industries Ltd 4,907,565
2,248,468 (a) Singapore Airlines Ltd 11,750,290
1,382,387 Singapore Exchange Ltd 10,192,204
2,586,687 Singapore Technologies Engineering Ltd 8,563,945
12,182,033 Singapore Telecommunications Ltd 28,221,716
1,016,124 STMicroelectronics NV 33,595,938
1,881,723 United Overseas Bank Ltd 45,629,299
TOTAL SINGAPORE 374,113,115

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOUTH AFRICA - 0.2%
1,899,928 Anglo American plc $ 57,598,823
TOTAL SOUTH AFRICA 57,598,823
SPAIN - 2.5%
35,688 (a) Acciona S.A. 4,626,718
319,152 (a) ACS Actividades de Construccion y Servicios S.A. 14,258,649
109,272 Aena SME S.A. 20,761,532
671,219 Amadeus IT Holding S.A. 44,207,036
8,709,016 Banco Bilbao Vizcaya Argentaria S.A. 91,281,040
8,267,909 Banco de Sabadell S.A. 17,447,309
23,618,916 Banco Santander S.A. 113,941,132
5,735,149 CaixaBank S.A. 33,448,755
741,569 (c) Cellnex Telecom S.A. 25,863,485
454,664 EDP Renovaveis S.A. 7,068,222
463,991 Endesa S.A. 9,003,374
504,155 (a),(b) Grifols S.A. 5,092,240
8,900,579 Iberdrola S.A. 117,560,576
1,627,411 Industria de Diseno Textil S.A. 79,074,048
592,321 Redeia Corp S.A. 10,516,585
1,816,021 Repsol YPF S.A. 25,901,762
6,867,769 (a) Telefonica S.A. 31,105,764
TOTAL SPAIN 651,158,227
SWEDEN - 3.1%
435,177 Alfa Laval AB 19,241,803
1,493,290 Assa Abloy AB 45,477,098
2,325,448 Atlas Copco AB 36,383,753
4,006,140 Atlas Copco AB 71,299,904
558,276 (a) Beijer Ref AB 8,865,217
423,169 Boliden AB 12,941,606
978,220 Epiroc AB 18,258,840
578,496 Epiroc AB 9,727,072
552,733 EQT AB 17,897,429
4,124,576 Ericsson (LM) (B Shares) 28,360,001
902,682 Essity AB 25,380,092
275,870 (c) Evolution AB 26,723,318
1,011,427 (b) Fastighets AB Balder 7,458,601
339,110 Getinge AB (B Shares) 6,622,091
836,452 (a) Hennes & Mauritz AB (B Shares) 13,013,054
3,093,228 Hexagon AB 31,502,809
125,045 Holmen AB 4,915,772
529,609 Husqvarna AB (B Shares) 3,576,526
175,534 Industrivarden AB 6,021,550
233,259 (a) Industrivarden AB 7,906,809
420,051 Indutrade AB 12,351,623
207,044 Investment AB Latour 6,080,146
2,582,576 Investor AB 73,319,636
105,990 (a) L E Lundbergforetagen AB 5,358,169
339,039 Lifco AB 10,058,101
2,285,467 (a) Nibe Industrier AB 10,042,901
491,086 (b) Saab AB 11,339,675
328,104 Sagax AB 8,105,607
1,587,314 Sandvik AB 32,495,208
752,675 Securitas AB (B Shares) 8,096,978
2,363,806 Skandinaviska Enskilda Banken AB (Class A) 36,354,125
516,950 Skanska AB (B Shares) 10,107,284
509,769 SKF AB (B Shares) 9,477,044
891,623 Svenska Cellulosa AB (B Shares) 12,120,437
2,189,389 Svenska Handelsbanken AB 22,099,395
1,272,973 Swedbank AB (A Shares) 27,068,422
302,307 (b) Swedish Orphan Biovitrum AB 7,898,396
821,171 Tele2 AB (B Shares) 8,454,498
3,621,099 TeliaSonera AB 10,524,263
313,671 Trelleborg AB (B Shares) 11,656,821

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
283,832 Volvo AB (A Shares) $ 7,378,638
2,368,183 Volvo AB (B Shares) 60,437,810
1,248,672 (a),(b) Volvo Car AB 3,542,905
TOTAL SWEDEN 805,941,427
SWITZERLAND - 6.1%
2,388,241 ABB Ltd 132,563,162
259,074 Adecco S.A. 8,818,442
53,694 Bachem Holding AG. 4,818,592
66,656 Baloise Holding AG. 11,928,842
44,721 Banque Cantonale Vaudoise 4,747,018
5,359 Barry Callebaut AG. 8,622,694
30,110 BKW AG. 5,446,641
161 Chocoladefabriken Lindt & Spruengli AG. 19,936,368
802,425 Cie Financiere Richemont S.A. 122,394,937
322,423 Clariant AG. 4,782,679
279,385 DSM-Firmenich AG. 35,668,773
146,059 Dufry Group 5,511,014
10,171 (a) EMS-Chemie Holding AG. 8,505,356
49,248 Geberit AG. 31,354,533
13,803 Givaudan S.A. 67,718,270
52,512 Helvetia Holding AG. 7,833,691
302,203 Julius Baer Group Ltd 16,538,852
70,373 Kuehne & Nagel International AG. 21,814,968
1,438 Lindt & Spruengli AG. 18,023,318
235,171 Logitech International S.A. 21,183,292
111,129 Lonza Group AG. 74,001,819
2,942,652 Novartis AG. 328,481,841
33,908 Partners Group 45,641,617
609,510 Sandoz Group AG. 26,436,431
60,352 Schindler Holding AG. 16,153,452
34,704 Schindler Holding AG. (Registered) 9,111,169
224,727 SGS S.A. 24,570,140
433,468 SIG Group AG. 9,102,864
227,611 Sika AG. 69,106,369
76,387 Sonova Holdings AG 23,415,362
164,536 Straumann Holding AG. 21,217,199
47,663 Swatch Group AG. 9,816,430
50,748 Swatch Group AG. (Registered) 2,057,706
44,016 Swiss Life Holding 33,703,664
118,083 Swiss Prime Site AG. 11,834,315
39,169 Swisscom AG. 23,973,075
96,365 Temenos Group AG. 6,691,440
4,910,479 UBS Group AG 148,790,814
40,829 (c) VAT Group AG. 20,460,877
218,406 Zurich Insurance Group AG 120,073,094
TOTAL SWITZERLAND 1,582,851,120
UNITED ARAB EMIRATES - 0.0%
121,704 (b),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 10.8%
1,451,899 3i Group plc 58,410,930
385,963 Admiral Group plc 13,678,374
652,054 Ashtead Group plc 47,057,042
496,352 Associated British Foods plc 15,846,166
2,313,930 AstraZeneca plc 367,615,850
1,327,243 (c) Auto Trader Group plc 13,902,685
4,021,424 Aviva plc 25,905,519
4,510,605 BAE Systems plc 75,228,342
22,461,726 Barclays plc 67,167,427
1,402,669 Barratt Developments plc 9,491,708
161,411 Berkeley Group Holdings plc 10,537,294

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
2,999,516 British American Tobacco plc $ 106,425,917
9,509,245 (a) BT Group plc 17,245,029
518,450 Bunzl plc 21,722,720
533,661 Burberry Group plc 5,340,782
8,140,485 Centrica plc 13,879,315
4,020,469 CK Hutchison Holdings Ltd 21,003,364
303,971 (b) Coca-Cola Europacific Partners plc 22,423,941
2,533,333 Compass Group plc 78,014,009
198,332 Croda International plc 10,312,105
145,838 DCC plc 10,047,502
3,321,832 Diageo plc 103,358,697
975,868 Entain plc 7,171,280
264,596 (b) Flutter Entertainment plc 52,338,609
553,128 Halma plc 18,932,780
554,289 Hargreaves Lansdown plc 7,874,275
28,180,913 HSBC Holdings plc 256,280,141
1,226,165 Imperial Tobacco Group plc 33,795,363
2,050,600 Informa plc 22,915,815
243,470 InterContinental Hotels Group plc 24,528,536
238,037 Intertek Group plc 15,457,634
2,577,791 J Sainsbury plc 9,141,354
4,083,896 JD Sports Fashion plc 6,909,317
2,820,575 Kingfisher plc 10,027,508
1,099,649 Land Securities Group plc 8,992,279
8,901,332 Legal & General Group plc 26,549,342
94,499,454 Lloyds TSB Group plc 72,192,842
678,891 London Stock Exchange Group plc 82,638,457
3,303,114 M&G plc 9,019,632
2,003,513 Melrose Industries plc 15,171,220
7,163,483 National Grid plc 90,891,530
9,718,743 NatWest Group plc 46,110,421
181,777 Next plc 21,246,041
928,783 Pearson plc 12,601,701
480,057 Persimmon plc 9,789,454
994,290 Phoenix Group Holdings plc 7,002,876
1,053,521 Reckitt Benckiser Group plc 56,672,738
2,802,923 RELX plc 132,290,916
3,801,796 Rentokil Initial plc 23,214,358
12,552,389 (b) Rolls-Royce Holdings plc 72,680,869
1,460,270 Sage Group plc 20,412,464
1,111,272 Schroders plc 5,615,784
1,626,482 Scottish & Southern Energy plc 39,363,791
1,865,476 Segro plc 21,957,786
414,232 Severn Trent plc 13,694,370
1,288,163 Smith & Nephew plc 18,566,064
563,928 Smiths Group plc 12,952,951
108,723 Spirax-Sarco Engineering plc 12,693,085
3,285,552 Standard Chartered plc 32,455,620
5,128,087 Taylor Wimpey plc 10,513,476
10,476,251 Tesco plc 44,675,656
3,740,490 Unilever plc 229,870,596
1,019,610 United Utilities Group plc 13,550,236
33,536,228 Vodafone Group plc 31,381,508
276,659 Whitbread plc 10,366,403
942,613 (b) Wise plc 8,679,191
1,616,449 WPP plc 15,592,393
TOTAL UNITED KINGDOM 2,809,393,380
UNITED STATES - 9.1%
745,963 Alcon, Inc 70,631,157
25,108,003 BP plc 148,416,183
721,620 CSL Ltd 146,462,212
62,006 (b) CyberArk Software Ltd 15,897,098

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES—continued
1,368,942 Experian Group Ltd $ 64,586,696
773,488 Ferrovial SE 30,758,336
6,184,894 GSK plc 120,103,109
10,221,636 Haleon plc 45,848,146
778,579 Holcim Ltd 72,758,523
649,216 (b) James Hardie Industries plc 23,322,190
56,607 (b) Monday.com Ltd 13,008,855
3,986,915 Nestle S.A. 403,844,956
336,057 QIAGEN NV 14,952,500
1,048,704 Roche Holding AG. 339,527,761
48,246 Roche Holding AG. 16,968,690
1,699,291 Sanofi-Aventis 175,184,113
812,267 Schneider Electric S.A. 195,784,912
9,560,332 Shell plc 348,606,804
3,304,508 Stellantis NV 55,066,516
451,541 Swiss Re AG. 55,667,483
721,850 Tenaris S.A. 11,453,469
TOTAL UNITED STATES 2,368,849,709
TOTAL COMMON STOCKS 25,374,385,686
(Cost $19,329,741,465)
TOTAL LONG-TERM INVESTMENTS 25,374,385,686
(Cost $19,329,741,465)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 2,617,000 Federal Home Loan Bank (FHLB) 0.000% 08/02/24 2,616,236
5,750,000 FHLB 0.450 08/26/24 5,731,248
1,900,000 FHLB 0.000 08/28/24 1,892,234
19,375,000 FHLB 0.000 09/18/24 19,236,681
4,625,000 FHLB 0.000 09/20/24 4,590,635
525,000 FHLB 0.000 10/23/24 518,728
TOTAL GOVERNMENT AGENCY DEBT 34,585,762
REPURCHASE AGREEMENT - 0.4%
99,709,000 (e) Fixed Income Clearing Corporation 5.340 08/01/24 99,709,000
TOTAL REPURCHASE AGREEMENT 99,709,000
TREASURY DEBT - 1.2%
80,000,000 United States Treasury Bill 0.000 08/13/24 79,859,134
40,000,000 United States Treasury Bill 0.000 08/27/24 39,847,380
10,000,000 United States Treasury Bill 0.000 08/29/24 9,958,972
50,000,000 United States Treasury Bill 0.000 09/10/24 49,707,037
25,000,000 United States Treasury Bill 0.000 09/24/24 24,802,937
100,000,000 United States Treasury Bill 0.000 10/17/24 98,898,579
TOTAL TREASURY DEBT 303,074,039
TOTAL SHORT-TERM INVESTMENTS 437,368,801
(Cost $437,365,100)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
97,250,292 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5.310 (g) 97,250,292
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 97,250,292
(Cost $97,250,292)
TOTAL INVESTMENTS - 99.9% 25,909,004,779
(Cost $19,864,356,857)
OTHER ASSETS & LIABILITIES, NET - 0.1% 24,645,362
NET ASSETS - 100.0% $ 25,933,650,141

Nuveen International Equity Index Fund July 31, 2024

Portfolio of Investments
(continued)
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $230,672,827.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $248,584,666 or 1.0% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $99,723,790 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $101,703,252.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 3,853 09/20/24  $ 455,088,661 $ 460,375,705 $ 5,287,044

Portfolio of Investments
Nuveen Emerging Markets Debt Fund July 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.7%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower LLC CME Term SOFR 12 + 3.000% 8.443% 10/15/29 $ 1,824,664
TOTAL PUERTO RICO 1,824,664
TOTAL BANK LOAN OBLIGATIONS 1,824,664
(Cost $1,829,297)
CONVERTIBLE BONDS - 0.0%
CHILE - 0.0%
367,935 (b),(c) ILAP Holdings Ltd 5.000 06/15/33 103,022
TOTAL CHILE 103,022
TOTAL CONVERTIBLE BONDS 103,022
(Cost $57,476)
CORPORATE BONDS - 42.9%
ARGENTINA - 0.3%
1,500,000 (c) YPF S.A. 6.950 07/21/27 1,382,034
TOTAL ARGENTINA 1,382,034
AUSTRALIA - 0.5%
1,725,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,579,492
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,339,463
TOTAL AUSTRALIA 2,918,955
BRAZIL - 2.5%
1,825,000 (c) Ambipar Lux Sarl 9.875 02/06/31 1,790,273
2,200,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 2,324,654
2,750,000 (c) Itau Unibanco Holding S.A. 4.625 N/A(d) 2,696,975
1,600,000 (c),(e) Minerva Luxembourg S.A. 8.875 09/13/33 1,687,475
525,000 (c) Nexa Resources S.A. 6.750 04/09/34 533,485
141,584 (c),(f) Oi S.A. 8.000 12/15/24 140,168
714,000 (f),(g) Oi S.A. 10.000 07/27/25 3,499
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,460,796
1,318,400 (c) Rio Oil Finance Trust 8.200 04/06/28 1,337,821
2,000,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 1,712,302
TOTAL BRAZIL 13,687,448
CHILE - 4.0%
2,000,000 (c) AES Andes S.A. 6.300 03/15/29 2,033,146
1,075,000 (c) AES Andes S.A. 8.150 06/10/55 1,097,442
2,383,058 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 1,801,155
850,000 (c) Antofagasta plc 6.250 05/02/34 883,618
550,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(d) 578,875
1,600,000 (c) Banco del Estado de Chile 7.950 N/A(d) 1,658,083
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,284,846
2,250,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 1,978,585
1,175,000 (c) Corp Nacional del Cobre de Chile 5.950 01/08/34 1,193,126
850,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 888,608
2,150,000 (c) Corp Nacional del Cobre de Chile 4.375 02/05/49 1,684,424
1,500,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,113,750
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,213,825
2,200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 1,793,631
1,775,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 1,549,801
350,000 (c) Empresa Nacional del Petroleo 6.150 05/10/33 355,891
48,161 (f) Inversiones Latin America Power Ltd 12.000 06/15/33 47,679

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHILE—continued
$ 551,862 (c),(f) Inversiones Latin America Power S.p.A 11.000% 06/15/33 $ 546,343
TOTAL CHILE 21,702,828
CHINA - 0.7%
2,500,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,414,935
1,500,000 (c) Lenovo Group Ltd 3.421 11/02/30 1,361,695
TOTAL CHINA 3,776,630
COLOMBIA - 2.7%
1,675,000 Bancolombia S.A. 4.625 12/18/29 1,658,602
1,000,000 Bancolombia S.A. 8.625 12/24/34 1,035,818
1,375,000 Ecopetrol S.A. 4.625 11/02/31 1,138,587
1,500,000 Ecopetrol S.A. 8.875 01/13/33 1,567,422
2,000,000 Ecopetrol S.A. 5.875 11/02/51 1,402,237
2,000,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,763,303
1,000,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 839,631
1,500,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,250,432
2,075,000 (c) Grupo Aval Ltd 4.375 02/04/30 1,765,919
2,200,000 (c) SierraCol Energy Andina LLC 6.000 06/15/28 1,977,844
TOTAL COLOMBIA 14,399,795
COSTA RICA - 0.8%
1,756,872 (c) Autopistas del Sol S.A. 7.375 12/30/30 1,703,727
2,300,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 2,417,875
TOTAL COSTA RICA 4,121,602
DOMINICAN REPUBLIC - 0.9%
2,100,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,166,549
2,500,000 (c) AES Andres BV 5.700 05/04/28 2,400,000
TOTAL DOMINICAN REPUBLIC 4,566,549
GHANA - 0.5%
1,100,000 (c),(e) Kosmos Energy Ltd 7.500 03/01/28 1,061,588
1,653,000 (c) Tullow Oil plc 10.250 05/15/26 1,596,118
TOTAL GHANA 2,657,706
GUATEMALA - 0.9%
1,225,000 (c) CT Trust 5.125 02/03/32 1,093,139
1,650,000 (c) Investment Energy Resources Ltd 6.250 04/26/29 1,591,571
725,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 636,865
1,550,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,555,943
TOTAL GUATEMALA 4,877,518
INDIA - 2.8%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 1,927,302
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,474,846
828,900 (c) Azure Power Energy Ltd 3.575 08/19/26 767,893
1,750,000 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,767,451
1,000,000 (c),(e) Indian Railway Finance Corp Ltd 3.570 01/21/32 903,848
2,050,000 (c) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,092,025
1,500,000 (c) JSW Steel Ltd 5.050 04/05/32 1,375,552
2,500,000 (c) Network i2i Ltd 3.975 N/A(d) 2,381,796
2,700,000 (c) ReNew Wind Energy AP2 4.500 07/14/28 2,485,131
TOTAL INDIA 15,175,844
INDONESIA - 3.5%
1,000,000 Bank Negara Indonesia Persero Tbk PT 4.300 N/A(d) 938,682
1,860,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,828,832
1,800,000 (c) Indika Energy Tbk PT 8.750 05/07/29 1,827,069
3,500,000 (c) Indonesia Asahan Aluminium PT 5.450 05/15/30 3,485,848
2,000,000 (c) Medco Laurel Tree Pte Ltd 6.950 11/12/28 1,999,907
2,000,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 2,102,870
1,500,000 (c) Pertamina Persero PT 3.100 08/27/30 1,335,000
1,250,000 (c) Pertamina Persero PT 4.700 07/30/49 1,065,748
1,000,000 (c) Perusahaan Listrik Negara PT 5.250 10/24/42 914,227

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INDONESIA—continued
$ 2,000,000 (c) Perusahaan Listrik Negara PT 6.150% 05/21/48 $ 1,992,751
1,500,000 (c) Sorik Marapi Geothermal Power PT 7.750 08/05/31 1,504,961
TOTAL INDONESIA 18,995,895
ISRAEL - 2.1%
3,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 2,721,456
3,141,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 2,814,462
485,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 462,714
2,000,000 (c) Israel Chemicals Ltd 6.375 05/31/38 1,881,152
2,000,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,675,928
1,800,000 (c) Leviathan Bond Ltd 6.750 06/30/30 1,614,197
TOTAL ISRAEL 11,169,909
KAZAKHSTAN - 1.2%
1,300,000 (c) Development Bank of Kazakhstan JSC 5.500 04/15/27 1,293,042
1,550,000 (c) KazMunayGas National Co JSC 6.375 10/24/48 1,459,750
2,225,000 (c) QazaqGaz NC JSC 4.375 09/26/27 2,103,693
1,000,000 (c) Tengizchevroil Finance Co International Ltd 4.000 08/15/26 958,319
1,000,000 (c) Tengizchevroil Finance Co International Ltd 3.250 08/15/30 832,172
TOTAL KAZAKHSTAN 6,646,976
MACAU - 0.4%
200,000 (c) MGM China Holdings Ltd 7.125 06/26/31 202,645
2,000,000 Sands China Ltd 3.250 08/08/31 1,690,682
TOTAL MACAU 1,893,327
MALAYSIA - 1.0%
2,000,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 1,782,149
2,000,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 1,940,366
2,000,000 (c),(e) Petronas Capital Ltd 3.500 04/21/30 1,873,776
TOTAL MALAYSIA 5,596,291
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7.250 12/21/27 1,049,400
TOTAL MAURITIUS 1,049,400
MEXICO - 5.9%
3,000,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,699,561
800,000 (c) BBVA Bancomer S.A. 5.350 11/12/29 792,544
2,000,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 1,863,401
1,300,000 (c) Cemex SAB de C.V. 9.125 N/A(d) 1,402,194
1,000,000 (c) Cemex SAB de C.V. 5.125 N/A(d) 975,815
360,000 (c) Comision Federal de Electricidad 6.125 06/16/45 329,097
1,640,000 (c) Comision Federal de Electricidad 6.264 02/15/52 1,433,971
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,233,403
2,013,000 (c) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,012,057
2,541,000 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,331,224
3,800,000 (c) Nemak SAB de C.V. 3.625 06/28/31 3,028,399
EUR 1,700,000 Petroleos Mexicanos 3.625 11/24/25 1,781,521
4,647,000 Petroleos Mexicanos 6.840 01/23/30 4,160,027
4,219,000 Petroleos Mexicanos 6.700 02/16/32 3,597,112
2,000,000 (e) Petroleos Mexicanos 5.625 01/23/46 1,226,726
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,354,861
1,600,000 (c) Trust Fibra Uno 7.375 02/13/34 1,596,148
TOTAL MEXICO 31,818,061
MOROCCO - 0.6%
650,000 (c) OCP S.A. 3.750 06/23/31 567,125
350,000 (c) OCP S.A. 6.750 05/01/34 364,767
3,000,000 (c) OCP S.A. 5.125 06/23/51 2,308,926
TOTAL MOROCCO 3,240,818

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NIGERIA - 0.2%
$ 1,000,000 (c) IHS Holding Ltd 6.250% 11/29/28 $ 891,141
TOTAL NIGERIA 891,141
PANAMA - 1.1%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,506,750
2,000,000 (c) Banco Nacional de Panama 2.500 08/11/30 1,579,933
1,000,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 741,318
1,175,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,050,260
1,465,009 (c) UEP Penonome II S.A. 6.500 10/01/38 1,238,829
TOTAL PANAMA 6,117,090
PERU - 0.8%
1,050,000 (c) Banco BBVA Peru S.A. 6.200 06/07/34 1,060,564
825,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 900,281
813,872 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 743,854
2,750,000 (c) Petroleos del Peru S.A. 5.625 06/19/47 1,756,872
TOTAL PERU 4,461,571
QATAR - 0.3%
2,000,000 (c) Qatar Petroleum 3.300 07/12/51 1,423,140
TOTAL QATAR 1,423,140
SAUDI ARABIA - 0.8%
2,500,000 (c) EIG Pearl Holdings Sarl 4.387 11/30/46 1,970,000
1,250,000 (c) Saudi Arabian Oil Co 4.375 04/16/49 1,032,455
2,000,000 (c) Saudi Arabian Oil Co 3.250 11/24/50 1,349,648
TOTAL SAUDI ARABIA 4,352,103
SOUTH AFRICA - 3.2%
800,000 Absa Group Ltd 6.375 N/A(d) 776,900
2,000,000 (c) Eskom Holdings SOC Ltd 7.125 02/11/25 1,998,600
2,875,000 (c) Eskom Holdings SOC Ltd 6.350 08/10/28 2,835,469
4,600,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 4,720,548
2,000,000 (c) MTN Mauritius Investment Ltd 6.500 10/13/26 2,002,240
2,800,000 (c) Sasol Financing USA LLC 8.750 05/03/29 2,899,887
2,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 2,027,900
TOTAL SOUTH AFRICA 17,261,544
THAILAND - 0.4%
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,229,697
TOTAL THAILAND 2,229,697
TRINIDAD AND TOBAGO - 0.2%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 779,875
TOTAL TRINIDAD AND TOBAGO 779,875
TURKEY - 2.6%
1,750,000 (c) Akbank TAS 7.498 01/20/30 1,752,292
1,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 1,319,427
1,500,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 1,528,418
2,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 2,300,000
1,400,000 (c) Sisecam UK plc 8.625 05/02/32 1,427,132
885,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 887,381
1,000,000 (c) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 1,009,000
1,875,000 (c) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 1,910,156
2,000,000 (c),(e) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,061,566
TOTAL TURKEY 14,195,372
UKRAINE - 0.3%
2,000,000 (c) NAK Naftogaz Ukraine via Kondor Finance plc 7.625 11/08/28 1,613,612
21,875 Ukreximbank Via Biz Finance plc 9.750 01/22/25 20,567
150,000 (c) Ukreximbank Via Biz Finance plc 9.750 01/22/25 141,026
TOTAL UKRAINE 1,775,205
UNITED ARAB EMIRATES - 1.5%
1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,351,131

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES—continued
$ 1,325,000 (c) DAE Funding LLC 3.375% 03/20/28 $ 1,240,566
1,683,600 (c) Galaxy Pipeline Assets Bidco Ltd 1.750 09/30/27 1,589,562
1,620,800 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,405,423
561,000 (c) Shelf Drilling Holdings Ltd 9.625 04/15/29 539,476
2,359,775 (c) Sweihan PV Power Co PJSC 3.625 01/31/49 1,909,355
TOTAL UNITED ARAB EMIRATES 8,035,513
TOTAL CORPORATE BONDS 231,199,837
(Cost $246,934,243)
GOVERNMENT BONDS - 51.8%
ANGOLA - 1.4%
2,250,000 (c) Angolan Government International Bond 8.250 05/09/28 2,131,416
1,250,000 (c) Angolan Government International Bond 8.000 11/26/29 1,130,125
2,850,000 (c) Angolan Government International Bond 8.750 04/14/32 2,547,330
1,950,000 (c) Angolan Government International Bond 9.375 05/08/48 1,638,000
TOTAL ANGOLA 7,446,871
ARGENTINA - 0.9%
3,400,000 Argentine Republic Government International Bond 5.000 01/09/38 1,558,873
5,134,989 Argentine Republic Government International Bond
(Step Bond)
4.125 07/09/35 2,143,299
2,895,996 (c) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 1,278,583
TOTAL ARGENTINA 4,980,755
BAHRAIN - 0.3%
1,500,000 (c) Bahrain Government International Bond 7.500 09/20/47 1,452,489
TOTAL BAHRAIN 1,452,489
BARBADOS - 0.4%
2,039,800 (c) Barbados Government International Bond 6.500 10/01/29 1,937,810
TOTAL BARBADOS 1,937,810
BENIN - 0.3%
1,025,000 (c),(h) Benin Government International Bond 7.960 02/13/38 954,531
EUR 1,125,000 (c) Benin Government International Bond 6.875 01/19/52 963,031
TOTAL BENIN 1,917,562
BERMUDA - 0.2%
1,125,000 (c) Bermuda Government International Bond 2.375 08/20/30 954,225
TOTAL BERMUDA 954,225
BRAZIL - 2.4%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 1,021,204
BRL 8,800,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 1,462,012
BRL 12,475,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 2,026,229
2,000,000 Brazilian Government International Bond 3.875 06/12/30 1,805,374
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,352,015
1,100,000 Brazilian Government International Bond 5.000 01/27/45 862,855
1,400,000 Brazilian Government International Bond 4.750 01/14/50 1,018,483
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,453,060
TOTAL BRAZIL 13,001,232
CAMEROON - 0.2%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5.950 07/07/32 847,293
TOTAL CAMEROON 847,293
CHILE - 0.1%
535,000 Chile Government International Bond 2.750 01/31/27 505,807
TOTAL CHILE 505,807
COLOMBIA - 2.0%
2,000,000 Colombia Government International Bond 3.000 01/30/30 1,665,950
2,925,000 Colombia Government International Bond 3.250 04/22/32 2,288,068
500,000 Colombia Government International Bond 7.500 02/02/34 506,925
1,525,000 Colombia Government International Bond 8.000 11/14/35 1,589,995

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 1,300,000 Colombia Government International Bond 5.625% 02/26/44 $ 1,009,970
950,000 Colombia Government International Bond 5.200 05/15/49 679,291
COP 10,700,000,000 Colombian TES 6.000 04/28/28 2,345,937
COP 3,480,000,000 Colombian TES 7.000 06/30/32 700,865
TOTAL COLOMBIA 10,787,001
COSTA RICA - 0.7%
1,050,000 (c) Costa Rica Government International Bond 6.550 04/03/34 1,087,064
2,500,000 (c) Costa Rica Government International Bond 5.625 04/30/43 2,270,688
575,000 (c) Costa Rica Government International Bond 7.000 04/04/44 596,332
TOTAL COSTA RICA 3,954,084
COTE D'IVOIRE - 0.6%
1,050,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,015,403
2,484,030 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 2,322,568
TOTAL COTE D'IVOIRE 3,337,971
CZECH REPUBLIC - 0.1%
CZK 6,000,000 Czech Republic Government Bond 1.000 06/26/26 242,531
CZK 6,750,000 Czech Republic Government Bond 1.750 06/23/32 249,374
TOTAL CZECH REPUBLIC 491,905
DOMINICAN REPUBLIC - 2.0%
1,575,000 (c) Dominican Republic Government International Bond 6.875 01/29/26 1,590,750
1,195,000 (c) Dominican Republic Government International Bond 5.500 02/22/29 1,172,346
DOP 74,000,000 (c) Dominican Republic Government International Bond 10.375 01/11/30 1,258,496
700,000 (c) Dominican Republic Government International Bond 7.050 02/03/31 735,129
4,000,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 3,660,755
1,585,000 (c) Dominican Republic Government International Bond 7.450 04/30/44 1,700,594
650,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 561,741
TOTAL DOMINICAN REPUBLIC 10,679,811
ECUADOR - 0.8%
2,234,600 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 1,509,245
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 2,449,062
820,000 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 395,472
TOTAL ECUADOR 4,353,779
EGYPT - 1.9%
850,000 (c) Egypt Government International Bond 5.800 09/30/27 775,625
3,275,000 (c) Egypt Government International Bond 7.600 03/01/29 3,052,889
3,200,000 (c) Egypt Government International Bond 7.053 01/15/32 2,624,000
4,075,000 (c) Egypt Government International Bond 8.500 01/31/47 3,067,253
1,000,000 (c) Egypt Government International Bond 8.150 11/20/59 720,000
TOTAL EGYPT 10,239,767
EL SALVADOR - 0.9%
1,500,000 (c) El Salvador Government International Bond 9.250 04/17/30 1,365,738
1,600,000 (c) El Salvador Government International Bond 7.650 06/15/35 1,199,947
3,100,000 (c) El Salvador Government International Bond 7.625 02/01/41 2,170,305
1,500,000 (c) Republic of El Salvador 0.250 04/17/30 40,917
TOTAL EL SALVADOR 4,776,907
GHANA - 0.8%
3,325,000 (c) Ghana Government International Bond 0.000 04/07/25 1,379,875
3,325,000 (c) Ghana Government International Bond 7.750 04/07/29 1,670,812
2,025,000 (c) Ghana Government International Bond 8.750 03/11/61 1,032,750
TOTAL GHANA 4,083,437
GUATEMALA - 0.6%
525,000 (c) Guatemala Government Bond 4.900 06/01/30 500,369
2,000,000 (c) Guatemala Government Bond 3.700 10/07/33 1,655,536
1,075,000 (c) Guatemala Government Bond 6.125 06/01/50 984,208
TOTAL GUATEMALA 3,140,113

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HONDURAS - 0.2%
$ 1,200,000 (c) Honduras Government International Bond 5.625% 06/24/30 $ 1,033,500
TOTAL HONDURAS 1,033,500
HUNGARY - 1.9%
HUF 190,000,000 Hungary Government Bond 4.750 11/24/32 474,060
1,900,000 (c) Hungary Government International Bond 6.125 05/22/28 1,949,856
HUF 705,000,000 Hungary Government International Bond 2.000 05/23/29 1,625,417
1,850,000 (c) Hungary Government International Bond 5.250 06/16/29 1,842,496
2,825,000 (c) Hungary Government International Bond 2.125 09/22/31 2,277,586
750,000 (c) Hungary Government International Bond 3.125 09/21/51 478,330
1,775,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 1,787,762
TOTAL HUNGARY 10,435,507
INDIA - 0.5%
1,700,000 (c) Export-Import Bank of India 2.250 01/13/31 1,432,608
INR 106,400,000 India Government Bond 7.180 08/14/33 1,284,562
TOTAL INDIA 2,717,170
INDONESIA - 0.9%
IDR 4,550,000,000 Indonesia Treasury Bond 8.375 09/15/26 289,849
IDR 21,100,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,310,982
IDR 34,000,000,000 Indonesia Treasury Bond 7.125 06/15/38 2,103,620
1,075,000 (c) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,048,674
TOTAL INDONESIA 4,753,125
IRAQ - 0.3%
1,782,813 (c) Iraq Government International Bond 5.800 01/15/28 1,686,462
TOTAL IRAQ 1,686,462
ISRAEL - 0.4%
2,000,000 Israel Government International Bond 5.375 03/12/29 1,992,460
TOTAL ISRAEL 1,992,460
JAMAICA - 0.8%
1,650,000 Jamaica Government International Bond 8.000 03/15/39 1,958,159
1,810,000 Jamaica Government International Bond 7.875 07/28/45 2,138,985
TOTAL JAMAICA 4,097,144
JORDAN - 0.7%
450,000 (c) Jordan Government International Bond 7.500 01/13/29 446,413
1,500,000 (c) Jordan Government International Bond 5.850 07/07/30 1,372,500
2,000,000 (c) Jordan Government International Bond 7.375 10/10/47 1,745,000
TOTAL JORDAN 3,563,913
KAZAKHSTAN - 0.4%
KZT 210,000,000 Kazakhstan Government Bond-MEUKAM 7.130 08/06/24 441,972
1,750,000 (c) Kazakhstan Government International Bond 6.500 07/21/45 2,005,938
TOTAL KAZAKHSTAN 2,447,910
KENYA - 0.6%
1,700,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 1,617,133
1,125,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 844,045
1,325,000 (c) Republic of Kenya Government International Bond 8.250 02/28/48 1,021,628
TOTAL KENYA 3,482,806
KOREA, REPUBLIC OF - 0.3%
2,102,000 Export-Import Bank of Korea 2.500 06/29/41 1,508,732
TOTAL KOREA, REPUBLIC OF 1,508,732
LEBANON - 0.1%
3,200,000 (g) Lebanon Government International Bond 6.250 11/04/24 212,800
3,800,000 (g) Lebanon Government International Bond 6.850 03/23/27 266,000
TOTAL LEBANON 478,800
MALAYSIA - 0.5%
MYR 5,600,000 Malaysia Government Bond 3.844 04/15/33 1,226,986

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MALAYSIA—continued
MYR 6,500,000 Malaysia Government Bond 4.762% 04/07/37 $ 1,539,437
TOTAL MALAYSIA 2,766,423
MEXICO - 1.9%
MXN 37,050,000 Mexican Bonos 7.500 06/03/27 1,872,923
MXN 26,700,000 Mexican Bonos 7.750 05/29/31 1,290,631
MXN 5,500,000 (h) Mexican Bonos 7.750 11/23/34 256,798
MXN 29,900,000 Mexican Bonos 8.500 11/18/38 1,433,903
$ 525,000 Mexico Government International Bond 4.875 05/19/33 493,196
1,775,000 Mexico Government International Bond 6.000 05/07/36 1,766,459
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,783,610
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,369,901
TOTAL MEXICO 10,267,421
MONGOLIA - 0.3%
1,900,000 (c) Mongolia Government International Bond 5.125 04/07/26 1,853,273
TOTAL MONGOLIA 1,853,273
MOROCCO - 0.7%
1,775,000 (c) Morocco Government International Bond 3.000 12/15/32 1,456,817
1,170,000 (c) Morocco Government International Bond 6.500 09/08/33 1,221,657
1,450,000 (c) Morocco Government International Bond 5.500 12/11/42 1,300,831
TOTAL MOROCCO 3,979,305
NAMIBIA - 0.3%
1,700,000 (c) Namibia Government International Bond 5.250 10/29/25 1,674,500
TOTAL NAMIBIA 1,674,500
NIGERIA - 1.5%
2,075,000 (c) Nigeria Government International Bond 8.375 03/24/29 1,950,811
2,850,000 (c) Nigeria Government International Bond 7.143 02/23/30 2,497,974
1,550,000 (c) Nigeria Government International Bond 7.875 02/16/32 1,344,625
950,000 (c) Nigeria Government International Bond 7.375 09/28/33 776,625
2,000,000 (c) Nigeria Government International Bond 7.696 02/23/38 1,555,900
TOTAL NIGERIA 8,125,935
OMAN - 1.5%
1,900,000 (c) Oman Government International Bond 4.750 06/15/26 1,876,141
800,000 (c) Oman Government International Bond 6.750 10/28/27 831,552
1,500,000 (c) Oman Government International Bond 6.250 01/25/31 1,566,060
2,700,000 (c) Oman Government International Bond 6.500 03/08/47 2,743,238
1,025,000 (c) Oman Government International Bond 6.750 01/17/48 1,065,129
TOTAL OMAN 8,082,120
PAKISTAN - 0.8%
610,000 (c) Pakistan Global Sukuk Programme Co Ltd 7.950 01/31/29 543,662
1,700,000 (c) Pakistan Government International Bond 7.375 04/08/31 1,349,248
1,815,000 (c) Pakistan Government International Bond 8.875 04/08/51 1,357,838
1,500,000 Pakistan Water & Power Development Authority 7.500 06/04/31 1,125,000
TOTAL PAKISTAN 4,375,748
PANAMA - 1.2%
1,500,000 Panama Government International Bond 6.400 02/14/35 1,458,507
2,100,000 Panama Government International Bond 6.700 01/26/36 2,093,450
1,750,000 Panama Government International Bond 8.000 03/01/38 1,884,113
1,950,000 Panama Government International Bond 4.500 04/01/56 1,301,426
TOTAL PANAMA 6,737,496
PARAGUAY - 0.6%
1,375,000 (c) Paraguay Government International Bond 2.739 01/29/33 1,134,092
500,000 (c) Paraguay Government International Bond 6.000 02/09/36 512,393
525,000 (c) Paraguay Government International Bond 6.100 08/11/44 516,844
1,050,000 (c) Paraguay Government International Bond 5.600 03/13/48 959,886
TOTAL PARAGUAY 3,123,215

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PERU - 1.2%
PEN 1,850,000 (c) Peruvian Government International Bond 6.950% 08/12/31 $ 511,294
$ 975,000 Peruvian Government International Bond 1.862 12/01/32 752,750
2,895,000 Peruvian Government International Bond 3.000 01/15/34 2,390,185
PEN 5,950,000 (c) Peruvian Government International Bond 5.400 08/12/34 1,417,905
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,361,577
TOTAL PERU 6,433,711
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4.200 03/29/47 2,569,445
TOTAL PHILIPPINES 2,569,445
POLAND - 2.2%
2,830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 2,849,555
1,500,000 (c) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,546,650
PLN 4,415,000 Republic of Poland Government International Bond 0.250 10/25/26 1,004,032
PLN 1,850,000 Republic of Poland Government International Bond 5.750 04/25/29 477,666
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 1,821,514
600,000 Republic of Poland Government International Bond 5.750 11/16/32 632,799
500,000 Republic of Poland Government International Bond 4.875 10/04/33 495,560
PLN 5,500,000 Republic of Poland Government International Bond 6.000 10/25/33 1,451,921
1,398,000 Republic of Poland Government International Bond 5.500 04/04/53 1,382,180
TOTAL POLAND 11,661,877
QATAR - 0.2%
450,000 (c) Qatar Government International Bond 3.750 04/16/30 432,855
925,000 (c) Qatar Government International Bond 5.103 04/23/48 912,538
TOTAL QATAR 1,345,393
REPUBLIC OF SERBIA - 0.7%
2,650,000 (c) Serbia Government International Bond 2.125 12/01/30 2,153,125
750,000 (c) Serbia Government International Bond 6.500 09/26/33 774,966
750,000 (c) Serbia International Bond 6.250 05/26/28 766,290
TOTAL REPUBLIC OF SERBIA 3,694,381
ROMANIA - 1.9%
RON 4,325,000 Romania Government Bond 7.200 10/28/26 961,354
1,870,000 (c) Romanian Government International Bond 3.000 02/27/27 1,755,369
RON 7,850,000 Romanian Government International Bond 4.150 01/26/28 1,591,633
1,860,000 (c),(h) Romanian Government International Bond 5.875 01/30/29 1,875,810
350,000 (c) Romanian Government International Bond 3.000 02/14/31 297,323
RON 3,600,000 Romanian Government International Bond 3.650 09/24/31 652,460
EUR 920,000 (c) Romanian Government International Bond 5.250 05/30/32 988,565
1,160,000 (c) Romanian Government International Bond 7.125 01/17/33 1,242,360
1,400,000 (c) Romanian Government International Bond 4.000 02/14/51 984,480
TOTAL ROMANIA 10,349,354
RWANDA - 0.5%
3,075,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,467,688
TOTAL RWANDA 2,467,688
SAUDI ARABIA - 1.2%
750,000 (c) Saudi Government International Bond 3.250 10/26/26 725,571
500,000 (c) Saudi Government International Bond 4.750 01/18/28 499,071
760,000 (c) Saudi Government International Bond 4.750 01/16/30 755,866
1,250,000 (c) Saudi Government International Bond 5.000 01/16/34 1,244,645
1,000,000 (c) Saudi Government International Bond 3.250 11/17/51 665,040
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,429,840
1,500,000 (c) Saudi Government International Bond 3.450 02/02/61 983,517
TOTAL SAUDI ARABIA 6,303,550
SENEGAL - 0.6%
1,000,000 (c) Senegal Government International Bond 6.250 05/23/33 848,890
3,300,000 (c) Senegal Government International Bond 6.750 03/13/48 2,398,440
TOTAL SENEGAL 3,247,330

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOUTH AFRICA - 2.2%
ZAR 7,000,000 Republic of South Africa Government Bond 9.000% 01/31/40 $ 315,053
$ 1,875,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,750,781
ZAR 54,025,000 Republic of South Africa Government International
Bond
7.000 02/28/31 2,561,905
1,400,000 Republic of South Africa Government International
Bond
5.875 04/20/32 1,325,380
ZAR 31,250,000 Republic of South Africa Government International
Bond
8.875 02/28/35 1,493,995
ZAR 12,600,000 Republic of South Africa Government International
Bond
8.750 01/31/44 539,214
1,250,000 Republic of South Africa Government International
Bond
5.375 07/24/44 966,531
2,075,000 Republic of South Africa Government International
Bond
5.650 09/27/47 1,602,937
775,000 Republic of South Africa Government International
Bond
5.750 09/30/49 597,041
1,000,000 Republic of South Africa Government International
Bond
7.300 04/20/52 923,800
TOTAL SOUTH AFRICA 12,076,637
SRI LANKA - 0.4%
800,000 (c) Sri Lanka Government International Bond 5.750 04/18/24 441,947
1,400,000 (c) Sri Lanka Government International Bond 6.750 04/18/28 790,997
1,650,000 (c) Sri Lanka Government International Bond 7.550 03/28/30 918,409
TOTAL SRI LANKA 2,151,353
SUPRANATIONAL - 0.5%
INR 83,000,000 Asian Development Bank 6.200 10/06/26 981,958
INR 57,100,000 Asian Infrastructure Investment Bank 6.000 12/08/31 636,276
1,200,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,056,264
INR 20,000,000 Inter-American Development Bank 7.350 10/06/30 243,329
TOTAL SUPRANATIONAL 2,917,827
THAILAND - 0.2%
THB 47,000,000 Thailand Government International Bond 2.875 12/17/28 1,350,484
TOTAL THAILAND 1,350,484
TURKEY - 3.1%
800,000 Turkey Government International Bond 5.125 02/17/28 769,000
825,000 Turkey Government International Bond 5.250 03/13/30 768,281
1,500,000 Turkey Government International Bond 6.500 09/20/33 1,437,246
1,300,000 Turkey Government International Bond 6.000 01/14/41 1,101,750
4,350,000 Turkey Government International Bond 4.875 04/16/43 3,115,840
TRY 77,500,000 Turkiye Government International Bond 12.600 10/01/25 1,785,523
EUR 1,750,000 Turkiye Government International Bond 5.875 05/21/30 1,917,252
1,500,000 Turkiye Government International Bond 7.125 07/17/32 1,497,305
1,575,000 (e) Turkiye Government International Bond 7.625 05/15/34 1,616,693
500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 5.750 07/06/26 487,923
2,000,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7.500 02/06/28 2,016,008
TOTAL TURKEY 16,512,821
UGANDA - 0.1%
UGX 3,000,000,000 Republic of Uganda Government Bonds 14.250 08/23/29 775,607
TOTAL UGANDA 775,607
UKRAINE - 0.7%
UAH 37,000,000 Ukraine Government International Bond 15.840 02/26/25 725,579
1,925,000 (c) Ukraine Government International Bond 7.750 09/01/27 632,362
3,000,000 (c) Ukraine Government International Bond 7.253 03/15/35 918,000
2,320,000 (a),(c) Ukraine Government International Bond 7.750 08/01/41 1,415,200
TOTAL UKRAINE 3,691,141
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3.125 09/30/49 281,000

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES—continued
$ 2,600,000 Emirate of Dubai Government International Bonds 3.900% 09/09/50 $ 1,926,631
TOTAL UNITED ARAB EMIRATES 2,207,631
URUGUAY - 0.4%
UYU 39,650,000 Uruguay Government International Bond 8.250 05/21/31 915,000
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 471,879
600,000 Uruguay Government International Bond 5.750 10/28/34 635,831
TOTAL URUGUAY 2,022,710
UZBEKISTAN - 0.7%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 732,588
745,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 768,058
1,700,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 1,586,950
550,000 (c) Republic of Uzbekistan International Bond 3.700 11/25/30 456,500
TOTAL UZBEKISTAN 3,544,096
VIETNAM - 0.5%
2,575,000 (c) Vietnam Government International Bond 4.800 11/19/24 2,568,099
TOTAL VIETNAM 2,568,099
ZAMBIA - 0.6%
2,309,033 (c) Zambia Government International Bond 5.750 06/30/33 2,020,404
2,155,173 (c) Zambia Government International Bond 0.500 12/31/53 1,085,668
TOTAL ZAMBIA 3,106,072
TOTAL GOVERNMENT BONDS 279,068,991
(Cost $315,041,881)
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0.5%
3,000,000 (b),(c) Industrial DPR Funding Ltd 5.380 04/15/34 2,607,510
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,607,510
TOTAL STRUCTURED ASSETS 2,607,510
(Cost $3,000,000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 1.9%
MEXICO - 1.0%
265,589 (i) Grupo Aeromexico SAB de C.V. 5,345,707
TOTAL MEXICO 5,345,707
SOUTH AFRICA - 0.1%
729,619 (i) Petra Diamonds Ltd 284,202
TOTAL SOUTH AFRICA 284,202
UNITED STATES - 0.8%
50,370 (e) iShares JP Morgan USD Emerging Markets Bond ETF 4,555,967
TOTAL UNITED STATES 4,555,967
TOTAL COMMON STOCKS 10,185,876
(Cost $10,154,795)
TOTAL LONG-TERM INVESTMENTS 524,989,900
(Cost $577,017,692)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 0.3%
1,479,000 (j) Fixed Income Clearing Corporation 5.340 08/01/24 1,479,000
TOTAL REPURCHASE AGREEMENT 1,479,000
TREASURY DEBT - 1.1%
5,849,000 United States Treasury Bill 0.000 08/06/24 5,844,723

Nuveen Emerging Markets Debt Fund July 31, 2024

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
UYU 11,650,000 Uruguay Monetary Regulation Bill 0.000% 10/02/24 $ 284,572
TOTAL TREASURY DEBT 6,129,295
TOTAL SHORT-TERM INVESTMENTS 7,608,295
(Cost $7,610,889)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
8,572,298 (k) State Street Navigator Securities Lending Government
Money Market Portfolio
5.310 (l) 8,572,298
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,572,298
(Cost $8,572,298)
TOTAL INVESTMENTS - 100.5% 541,170,493
(Cost $593,200,879)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (2,441,242)
NET ASSETS - 100.0% $ 538,729,251
BRL Brazilian Real
CME Chicago Mercantile Exchange
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SOFR Secured Overnight Financing Rate
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $368,913,454 or 68.2% of Total Investments.
(d)
Perpetual security
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,984,161.
(f)
Payment in Kind Bond
(g)
In default
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corporation, 5.340% dated 7/31/24 to be repurchased at $1,479,219 on 8/1/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/31, valued at $1,508,663.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.

Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 8,709,767 EUR 7,977,764 Morgan Stanley 10/15/24  $ 44,417
EUR 1,967,743 $ 2,154,406 Morgan Stanley 10/15/24 (17,067)
Total  $ 27,350
EUR Euro

Nuveen International Bond Fund July 31, 2024
Consolidated Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 182.8%
BANK LOAN OBLIGATIONS - 0.2%
IRELAND - 0.1%
$ 335,125 (a) Avolon TLB Borrower US LLC CME Term SOFR 12 + 1.500% 6.945% 02/12/27 $ 335,524
259,131 (a) Avolon TLB Borrower US LLC CME Term SOFR 12 + 2.000% 7.345 06/22/28 260,271
TOTAL IRELAND 595,795
UNITED STATES - 0.1%
213,880 (a) Jazz Financing Lux Sarl CME Term SOFR 12 + 2.250% 7.594 05/05/28 214,490
233,169 (a) Phoenix Newco, Inc TSFR1M + 3.250% 8.708 11/15/28 234,366
TOTAL UNITED STATES 448,856
TOTAL BANK LOAN OBLIGATIONS 1,044,651
(Cost $1,044,580)
CORPORATE BONDS - 20.9%
AUSTRALIA - 0.3%
EUR 400,000 Amcor UK Finance plc 3.950 05/29/32 438,411
250,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 223,244
EUR 500,000 (b) Glencore Capital Finance DAC 4.154 04/29/31 550,656
TOTAL AUSTRALIA 1,212,311
AUSTRIA - 0.1%
EUR 600,000 Erste Group Bank AG. 4.250 N/A(c) 597,402
TOTAL AUSTRIA 597,402
BELGIUM - 0.2%
EUR 800,000 (d) Proximus SADP 0.750 11/17/36 628,695
TOTAL BELGIUM 628,695
BRAZIL - 0.1%
300,000 Suzano Austria GmbH 3.125 01/15/32 248,481
TOTAL BRAZIL 248,481
CANADA - 0.6%
GBP 500,000 (b) Bank of Montreal 5.125 10/10/28 652,531
EUR 250,000 (e) Fairfax Financial Holdings Ltd 2.750 03/29/28 262,749
1,275,000 (e) MEG Energy Corp 5.875 02/01/29 1,259,111
315,000 (e) Parkland Corp 4.625 05/01/30 292,863
TOTAL CANADA 2,467,254
CHILE - 0.3%
397,176 (e) Alfa Desarrollo S.p.A 4.550 09/27/51 300,192
300,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 283,034
200,000 (e) Cia Cervecerias Unidas S.A. 3.350 01/19/32 175,874
200,000 (e) Corp Nacional del Cobre de Chile 3.625 08/01/27 190,916
200,000 (e) Corp Nacional del Cobre de Chile 6.440 01/26/36 209,084
325,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 264,968
TOTAL CHILE 1,424,068
CHINA - 0.1%
300,000 (e) ENN Clean Energy International Investment Ltd 3.375 05/12/26 289,792
TOTAL CHINA 289,792
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6.875 04/29/30 73,382
225,000 Ecopetrol S.A. 4.625 11/02/31 186,314
300,000 Ecopetrol S.A. 8.875 01/13/33 313,485
TOTAL COLOMBIA 573,181

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CZECH REPUBLIC - 0.1%
EUR 250,000 (d) Czech Gas Networks Investments Sarl 0.450% 09/08/29 $ 232,558
TOTAL CZECH REPUBLIC 232,558
DENMARK - 0.2%
GBP 500,000 Danske Bank A.S. 2.250 01/14/28 600,979
EUR 300,000 Danske Bank A.S. 4.125 01/10/31 336,996
TOTAL DENMARK 937,975
FRANCE - 2.0%
EUR 400,000 (b) Airbus SE 1.375 05/13/31 386,030
EUR 400,000 (b) AXA S.A. 3.375 05/31/34 437,254
EUR 500,000 AXA S.A. 1.375 10/07/41 457,635
EUR 400,000 (d) AXA S.A. 6.375 N/A(c) 448,926
GBP 300,000 (d) Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 383,889
$ 500,000 (e),(f) BNP Paribas S.A. 8.500 N/A(c) 524,444
EUR 800,000 BPCE S.A. 0.500 09/15/27 812,454
EUR 500,000 Credit Agricole Assurances S.A. 1.500 10/06/31 454,346
EUR 500,000 Danone S.A. 3.470 05/22/31 550,879
EUR 300,000 (d) Engie S.A. 3.625 12/06/26 327,945
EUR 400,000 (d) Engie S.A. 4.500 09/06/42 456,324
EUR 500,000 (e) Iliad Holding SAS 5.125 10/15/26 544,507
EUR 300,000 (d) La Poste S.A. 0.625 01/18/36 238,565
EUR 200,000 (d) RTE Reseau de Transport d'Electricite SADIR 3.750 07/04/35 221,612
EUR 600,000 (d) Societe Generale S.A. 4.000 11/16/27 663,474
EUR 500,000 (d) Societe Generale S.A. 0.500 06/12/29 480,421
EUR 400,000 (d) Societe Generale S.A. 4.875 11/21/31 454,948
EUR 600,000 (d) Thales S.A. 3.625 06/14/29 663,604
TOTAL FRANCE 8,507,257
GERMANY - 2.1%
EUR 500,000 (b) Deutsche Bank AG. 1.625 01/20/27 517,450
EUR 400,000 (d) Deutsche Boerse AG. 3.875 09/28/33 454,603
EUR 500,000 (b) EnBW International Finance BV 4.300 05/23/34 568,698
EUR 750,000 (e),(g) IHO Verwaltungs GmbH 3.750 09/15/26 801,541
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0.000 01/10/31 2,795,253
GBP 800,000 (b) Mercedes-Benz International Finance BV 5.000 07/12/27 1,038,972
EUR 400,000 (b) RWE AG. 2.750 05/24/30 421,564
EUR 500,000 (d) Sartorius Finance BV 4.375 09/14/29 560,329
EUR 400,000 (b) Siemens Financieringsmaatschappij NV 3.625 02/22/44 434,682
EUR 500,000 (b) Volkswagen Financial Services Overseas AG. 3.750 09/10/26 545,650
EUR 500,000 (d) Volkswagen International Finance NV 4.125 11/15/25 546,145
150,000 (e) ZF North America Capital, Inc 6.875 04/14/28 153,746
TOTAL GERMANY 8,838,633
GUATEMALA - 0.0%
200,000 (e),(f) Millicom International Cellular S.A. 4.500 04/27/31 175,687
TOTAL GUATEMALA 175,687
INDIA - 0.2%
300,000 (e) Adani Electricity Mumbai Ltd 3.867 07/22/31 251,201
200,000 (e) Bharti Airtel Ltd 3.250 06/03/31 179,000
200,000 (e),(f) CA Magnum Holdings 5.375 10/31/26 192,679
250,000 (d) Power Finance Corp Ltd 3.350 05/16/31 222,132
225,000 (e) UltraTech Cement Ltd 2.800 02/16/31 194,810
TOTAL INDIA 1,039,822
INDONESIA - 0.1%
200,000 (e) Pertamina Persero PT 3.650 07/30/29 187,524
225,000 (e) Perusahaan Listrik Negara PT 4.875 07/17/49 187,535
TOTAL INDONESIA 375,059
IRELAND - 0.2%
EUR 600,000 (d) Bank of Ireland Group plc 0.375 05/10/27 616,716

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
IRELAND—continued
EUR 320,000 (d) Bank of Ireland Group plc 5.000% 07/04/31 $ 373,711
TOTAL IRELAND 990,427
ISRAEL - 0.2%
$ 270,000 (e) Bank Hapoalim BM 3.255 01/21/32 244,931
300,000 (e) Bank Leumi Le-Israel BM 3.275 01/29/31 279,862
400,000 (e) Israel Electric Corp Ltd 4.250 08/14/28 373,702
TOTAL ISRAEL 898,495
ITALY - 0.3%
EUR 500,000 (b) Enel Finance International NV 3.875 01/23/35 548,541
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5.125 08/29/31 593,271
200,000 (e) Intesa Sanpaolo S.p.A 4.198 06/01/32 173,158
TOTAL ITALY 1,314,970
JAPAN - 0.1%
EUR 500,000 (d) ORIX Corp 1.919 04/20/26 528,124
TOTAL JAPAN 528,124
KAZAKHSTAN - 0.1%
200,000 (e) QazaqGaz NC JSC 4.375 09/26/27 189,096
200,000 (e) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 192,306
TOTAL KAZAKHSTAN 381,402
KOREA, REPUBLIC OF - 0.1%
250,000 (e) Kia Corp 2.750 02/14/27 237,097
TOTAL KOREA, REPUBLIC OF 237,097
KUWAIT - 0.1%
375,000 (e) NBK SPC Ltd 1.625 09/15/27 347,470
TOTAL KUWAIT 347,470
LUXEMBOURG - 0.5%
EUR 1,000,000 (e) Albion Financing 1 SARL 5.250 10/15/26 1,088,287
EUR 400,000 (d) ProLogis International Funding II S.A. 3.625 03/07/30 435,179
EUR 500,000 (d) ProLogis International Funding II S.A. 2.375 11/14/30 506,062
TOTAL LUXEMBOURG 2,029,528
MEXICO - 0.3%
200,000 (e) Bimbo Bakeries USA, Inc 6.050 01/15/29 208,001
200,000 (e) Nemak SAB de C.V. 3.625 06/28/31 159,389
375,000 (e) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 352,019
500,000 Petroleos Mexicanos 6.840 01/23/30 447,604
TOTAL MEXICO 1,167,013
NETHERLANDS - 0.8%
EUR 700,000 (b) Cooperatieve Rabobank UA 4.233 04/25/29 782,044
EUR 400,000 (b) Heineken NV 3.625 11/15/26 437,465
EUR 600,000 (b) Koninklijke KPN NV 3.875 02/16/36 658,129
EUR 1,300,000 (e) VZ Secured Financing BV 3.500 01/15/32 1,262,462
TOTAL NETHERLANDS 3,140,100
NIGERIA - 0.2%
EUR 1,000,000 (e) BOI Finance BV 7.500 02/16/27 1,014,501
TOTAL NIGERIA 1,014,501
NORWAY - 0.2%
EUR 500,000 (b) Statkraft AS. 3.125 12/13/26 541,818
EUR 100,000 (b) Statnett SF 3.500 06/08/33 110,455
TOTAL NORWAY 652,273
POLAND - 0.2%
EUR 150,000 (d) GTC Aurora Luxembourg S.A. 2.250 06/23/26 144,389
EUR 300,000 (d) mBank S.A. 0.966 09/21/27 297,968
EUR 250,000 (d) ORLEN S.A. 1.125 05/27/28 246,879
TOTAL POLAND 689,236

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PORTUGAL - 0.1%
EUR 500,000 (d) EDP Servicios Financieros Espana SAU 4.125% 04/04/29 $ 560,128
TOTAL PORTUGAL 560,128
QATAR - 0.6%
$ 300,000 (d) CBQ Finance Ltd 5.375 03/28/29 301,832
CNY 16,000,000 QNB Finance Ltd 3.150 02/04/26 2,212,798
TOTAL QATAR 2,514,630
ROMANIA - 0.1%
EUR 250,000 (d) NE Property BV 2.000 01/20/30 238,823
TOTAL ROMANIA 238,823
SINGAPORE - 0.2%
EUR 200,000 (d) Temasek Financial I Ltd 0.500 11/20/31 180,348
500,000 (e) United Overseas Bank Ltd 2.000 10/14/31 467,599
TOTAL SINGAPORE 647,947
SOUTH AFRICA - 0.3%
1,250,000 (d) Eskom Holdings SOC Ltd 4.314 07/23/27 1,174,300
300,000 Sasol Financing USA LLC 5.500 03/18/31 260,284
TOTAL SOUTH AFRICA 1,434,584
SPAIN - 0.2%
GBP 300,000 (d) Banco Santander S.A. 5.500 06/11/29 390,709
EUR 500,000 (b) Cepsa Finance S.A. 4.125 04/11/31 537,709
TOTAL SPAIN 928,418
SWITZERLAND - 0.4%
EUR 750,000 (d) Cloverie plc for Zurich Insurance Co Ltd 1.500 12/15/28 761,959
EUR 500,000 UBS AG. 0.500 03/31/31 451,275
EUR 600,000 (d) UBS Group AG 0.250 11/05/28 586,314
TOTAL SWITZERLAND 1,799,548
THAILAND - 0.2%
430,000 (e),(f) Bangkok Bank PCL 3.466 09/23/36 368,757
300,000 (e) Thaioil Treasury Center Co Ltd 2.500 06/18/30 258,922
TOTAL THAILAND 627,679
UNITED ARAB EMIRATES - 0.1%
283,173 (e) Sweihan PV Power Co PJSC 3.625 01/31/49 229,123
TOTAL UNITED ARAB EMIRATES 229,123
UNITED KINGDOM - 1.3%
EUR 400,000 (d) Barclays plc 0.877 01/28/28 406,865
GBP 200,000 (d) Barclays plc 8.407 11/14/32 274,820
EUR 400,000 (b) British Telecommunications plc 3.875 01/20/34 441,879
EUR 500,000 (b) Cadent Finance plc 3.750 04/16/33 540,160
UGX 3,000,000,000 (e) ICBC Standard Bank plc 14.250 06/26/34 720,245
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3.530 09/20/28 436,526
EUR 750,000 Natwest Group plc 1.750 03/02/26 802,158
GBP 300,000 (b) NatWest Markets plc 6.625 06/22/26 398,356
EUR 200,000 (b) Reckitt Benckiser Treasury Services plc 3.625 06/20/29 220,211
EUR 700,000 (d) Standard Chartered plc 1.200 09/23/31 709,927
GBP 600,000 (e) Vmed O2 UK Financing I plc 4.500 07/15/31 649,846
TOTAL UNITED KINGDOM 5,600,993
UNITED STATES - 7.6%
EUR 450,000 AbbVie, Inc 2.125 06/01/29 468,880
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 631,815
EUR 500,000 American Medical Systems Europe BV 1.625 03/08/31 488,493
EUR 450,000 American Tower Corp 0.450 01/15/27 454,820
EUR 300,000 Aptiv plc 1.500 03/10/25 320,072
GBP 500,000 AT&T, Inc 2.900 12/04/26 615,923
EUR 500,000 AT&T, Inc 2.350 09/05/29 519,263
EUR 500,000 (e) Avantor Funding, Inc 3.875 07/15/28 532,991
EUR 500,000 (d) Bank of America Corp 1.662 04/25/28 519,533

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 500,000 (d) Bank of America Corp 2.824% 04/27/33 $ 513,472
EUR 600,000 Becton Dickinson & Co 3.519 02/08/31 653,677
EUR 1,050,000 BP Capital Markets plc 1.231 05/08/31 994,352
EUR 400,000 (d) Carrier Global Corp 4.500 11/29/32 462,374
EUR 750,000 Chubb INA Holdings, Inc 1.550 03/15/28 764,807
EUR 500,000 Citigroup, Inc 1.250 07/06/26 529,447
EUR 400,000 (a),(d) Citigroup, Inc EURIBOR 3 M + 0.600% 4.418 05/14/28 433,286
EUR 500,000 (b) CNH Industrial NV 3.750 06/11/31 545,199
EUR 700,000 Comcast Corp 0.250 05/20/27 701,751
EUR 750,000 (e) Coty, Inc 3.875 04/15/26 810,968
EUR 500,000 (e) Dana Financing Luxembourg Sarl 3.000 07/15/29 490,638
GBP 200,000 Discovery Communications LLC 2.500 09/20/24 255,929
EUR 800,000 Dow Chemical Co 0.500 03/15/27 808,031
EUR 400,000 Duke Energy Corp 3.100 06/15/28 428,595
EUR 400,000 Duke Energy Corp 3.750 04/01/31 432,705
EUR 500,000 FedEx Corp 1.625 01/11/27 522,689
EUR 400,000 Ford Motor Credit Co LLC 5.125 02/20/29 453,017
EUR 500,000 (d) Goldman Sachs Group, Inc 0.250 01/26/28 491,763
EUR 295,000 (e) Goodyear Europe BV 2.750 08/15/28 289,933
EUR 500,000 Highland Holdings Sarl 0.318 12/15/26 507,503
EUR 500,000 Honeywell International, Inc 3.750 03/01/36 546,385
EUR 600,000 International Business Machines Corp 0.650 02/11/32 539,700
EUR 250,000 (e) IQVIA, Inc 1.750 03/15/26 262,168
EUR 400,000 (d) John Deere Bank S.A. 3.300 10/15/29 436,424
EUR 400,000 Johnson & Johnson 3.200 06/01/32 442,412
EUR 800,000 (d) Liberty Mutual Group, Inc 4.625 12/02/30 905,235
GBP 600,000 McKesson Corp 3.125 02/17/29 726,771
EUR 400,000 (d) Metropolitan Life Global Funding I 1.750 05/25/25 426,686
GBP 600,000 (d) Metropolitan Life Global Funding I 4.125 09/02/25 763,737
EUR 175,000 (d) Metropolitan Life Global Funding I 3.625 03/26/34 193,108
EUR 600,000 (d) Mondelez International Holdings Netherlands BV 1.250 09/09/41 453,657
EUR 670,000 Morgan Stanley 1.342 10/23/26 706,740
EUR 500,000 Morgan Stanley 3.790 03/21/30 549,066
EUR 400,000 MSD Netherlands Capital BV 3.250 05/30/32 436,160
GBP 400,000 (d) Nestle Holdings, Inc 5.250 09/21/26 521,478
EUR 250,000 (e) OI European Group BV 6.250 05/15/28 279,056
EUR 500,000 (e) Olympus Water US Holding Corp 3.875 10/01/28 511,591
EUR 100,000 (e) Organon Finance  LLC 2.875 04/30/28 103,095
$ 750,000 (e) Organon Finance  LLC 5.125 04/30/31 690,223
GBP 400,000 (d) Pacific Life Global Funding II 5.375 11/30/28 530,073
EUR 600,000 ProLogis Euro Finance LLC 4.000 05/05/34 663,838
GBP 500,000 (d) Protective Life Global Funding 5.248 01/13/28 656,322
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 501,046
EUR 450,000 Stryker Corp 2.625 11/30/30 470,999
EUR 700,000 The Procter & Gamble Company 0.625 10/30/24 751,856
EUR 500,000 The Procter & Gamble Company 1.875 10/30/38 463,115
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 1,040,207
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 748,231
EUR 700,000 Verizon Communications, Inc 1.875 10/26/29 712,649
TOTAL UNITED STATES 31,673,954
TOTAL CORPORATE BONDS 87,194,638
(Cost $92,323,702)
GOVERNMENT BONDS - 71.2%
ANGOLA - 0.3%
1,550,000 (e) Angolan Government International Bond 8.750 04/14/32 1,385,390
TOTAL ANGOLA 1,385,390
AUSTRALIA - 2.2%
AUD 2,050,000 Australia Government Bond 0.250 11/21/25 1,277,550
AUD 1,950,000 Australia Government Bond 1.000 12/21/30 1,070,251

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUSTRALIA—continued
AUD 2,550,000 (d) Australia Government Bond 1.750% 06/21/51 $ 941,345
AUD 1,685,000 New South Wales Treasury Corp 3.000 04/20/29 1,048,036
AUD 4,800,000 (e) Queensland Treasury Corp 1.750 07/20/34 2,363,229
AUD 4,575,000 Treasury Corp of Victoria 2.250 11/20/34 2,334,592
TOTAL AUSTRALIA 9,035,003
BELGIUM - 2.4%
EUR 2,125,000 (e) Kingdom of Belgium Government Bond 0.000 10/22/27 2,120,798
EUR 3,825,000 (e) Kingdom of Belgium Government Bond 0.350 06/22/32 3,445,168
EUR 285,000 Kingdom of Belgium Government Bond 3.000 06/22/34 312,492
EUR 525,000 (e) Kingdom of Belgium Government Bond 1.450 06/22/37 472,055
EUR 5,150,000 (e) Kingdom of Belgium Government Bond 0.400 06/22/40 3,651,814
TOTAL BELGIUM 10,002,327
BENIN - 0.3%
EUR 1,275,000 (e) Benin Government International Bond 4.950 01/22/35 1,098,962
TOTAL BENIN 1,098,962
BRAZIL - 0.6%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 938,920
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 812,116
$ 750,000 Brazilian Government International Bond 6.125 01/22/32 745,400
TOTAL BRAZIL 2,496,436
BULGARIA - 0.2%
EUR 750,000 (d) Bulgaria Government International Bond 4.375 05/13/31 850,201
TOTAL BULGARIA 850,201
CAMEROON - 0.1%
EUR 650,000 (e) Republic of Cameroon International Bond 5.950 07/07/32 550,741
TOTAL CAMEROON 550,741
CANADA - 3.1%
CAD 3,050,000 (e) Canada Housing Trust No 1 1.100 12/15/26 2,091,315
CAD 3,075,000 (e) Canada Housing Trust No 1 3.550 09/15/32 2,241,288
CAD 1,825,000 Canadian Government International Bond 3.500 08/01/25 1,316,607
CAD 2,625,000 Canadian Government International Bond 2.000 06/01/28 1,827,604
CAD 2,275,000 Canadian Government International Bond 2.000 06/01/32 1,518,276
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,116,805
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 939,578
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 860,703
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 504,590
CAD 1,000,000 Province of Quebec Canada 2.750 09/01/27 710,448
TOTAL CANADA 13,127,214
CHILE - 0.2%
EUR 925,000 Chile Government International Bond 3.875 07/09/31 1,012,512
TOTAL CHILE 1,012,512
CHINA - 8.4%
CNY 19,300,000 China Government Bond 2.940 10/17/24 2,680,006
CNY 60,500,000 China Government Bond 3.120 12/05/26 8,665,173
CNY 31,000,000 China Government Bond 2.040 02/25/27 4,328,081
CNY 6,750,000 China Government Bond 2.500 07/25/27 955,801
CNY 14,900,000 China Government Bond 2.910 10/14/28 2,152,865
CNY 13,800,000 China Government Bond 2.550 10/15/28 1,965,526
CNY 14,300,000 China Government Bond 2.670 05/25/33 2,063,019
CNY 13,900,000 China Government Bond 2.520 08/25/33 1,982,588
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,320,713
CNY 15,000,000 China Government Bond 3.390 03/16/50 2,456,063
CNY 12,700,000 China Government Bond 3.810 09/14/50 2,224,886
CNY 12,400,000 China Government Bond 3.720 04/12/51 2,151,067
TOTAL CHINA 34,945,788
COLOMBIA - 0.3%
200,000 Colombia Government International Bond 8.000 11/14/35 208,524

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
COP 5,710,000,000 Colombian TES 7.750% 09/18/30 $ 1,263,922
TOTAL COLOMBIA 1,472,446
COSTA RICA - 0.1%
$ 400,000 (e) Costa Rica Government International Bond 6.550 04/03/34 414,119
TOTAL COSTA RICA 414,119
COTE D'IVOIRE - 0.4%
EUR 1,000,000 (e) Ivory Coast Government International Bond 5.875 10/17/31 985,919
EUR 100,000 (e) Ivory Coast Government International Bond 4.875 01/30/32 91,639
500,000 (e) Ivory Coast Government International Bond 8.250 01/30/37 483,525
TOTAL COTE D'IVOIRE 1,561,083
CYPRUS - 0.9%
EUR 1,100,000 (d) Cyprus Government International Bond 0.625 01/21/30 1,061,213
EUR 1,550,000 (d) Cyprus Government International Bond 0.950 01/20/32 1,455,110
EUR 575,000 (d) Cyprus Government International Bond 2.750 02/26/34 602,685
EUR 500,000 (d) Cyprus Government International Bond 2.750 05/03/49 465,188
TOTAL CYPRUS 3,584,196
DOMINICAN REPUBLIC - 0.5%
DOP 43,000,000 (e) Dominican Republic Central Bank Notes 13.000 12/05/25 733,887
300,000 (e) Dominican Republic Government International Bond 7.050 02/03/31 315,055
750,000 (e) Dominican Republic Government International Bond 4.875 09/23/32 686,391
DOP 15,600,000 (e) Dominican Republic Government International Bond 11.250 09/15/35 275,494
TOTAL DOMINICAN REPUBLIC 2,010,827
ECUADOR - 0.1%
441,250 (e) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 298,020
309,125 (e) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 163,266
86,000 (e) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 41,476
TOTAL ECUADOR 502,762
EGYPT - 0.4%
EUR 900,000 (e) Egypt Government International Bond 6.375 04/11/31 788,595
300,000 (e) Egypt Government International Bond 7.053 01/15/32 246,000
675,000 (e) Egypt Government International Bond 8.500 01/31/47 508,072
TOTAL EGYPT 1,542,667
FRANCE - 3.4%
EUR 3,775,000 (e) French Republic Government Bond OAT 0.750 11/25/28 3,771,622
EUR 2,500,000 French Republic Government Bond OAT 2.750 02/25/29 2,710,846
EUR 2,150,000 French Republic Government Bond OAT 3.500 11/25/33 2,434,669
EUR 1,600,000 (e) French Republic Government Bond OAT 4.750 04/25/35 2,005,659
EUR 2,425,000 (e) French Republic Government Bond OAT 0.500 05/25/40 1,742,626
EUR 910,000 (e) French Republic Government Bond OAT 0.750 05/25/52 519,837
EUR 1,560,000 (e) French Republic Government Bond OAT 0.750 05/25/53 872,138
TOTAL FRANCE 14,057,397
GERMANY - 4.9%
EUR 425,000 Bundesobligation 1.300 10/15/27 446,620
EUR 4,675,000 Bundesrepublik Deutschland 0.500 08/15/27 4,801,450
EUR 645,000 Bundesrepublik Deutschland 0.000 08/15/29 626,226
EUR 365,000 Bundesrepublik Deutschland 2.100 11/15/29 392,549
EUR 2,550,000 Bundesrepublik Deutschland 0.000 08/15/31 2,372,632
EUR 1,000,000 Bundesrepublik Deutschland 0.000 02/15/32 920,000
EUR 1,110,000 Bundesrepublik Deutschland 2.300 02/15/33 1,208,543
EUR 7,600,000 Bundesrepublik Deutschland 1.000 05/15/38 6,849,146
EUR 3,245,000 Bundesrepublik Deutschland 0.000 08/15/52 1,768,927
EUR 950,000 Bundesschatzanweisungen 2.500 03/19/26 1,025,979
TOTAL GERMANY 20,412,072
GHANA - 0.3%
500,000 (e) Ghana Government International Bond 7.750 04/07/29 251,250
825,000 (e) Ghana Government International Bond 8.125 03/26/32 419,719

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GHANA—continued
$ 1,000,000 (e) Ghana Government International Bond 8.627% 06/16/49 $ 500,000
TOTAL GHANA 1,170,969
GREECE - 1.8%
EUR 575,000 (e) Hellenic Republic Government International Bond 3.875 03/12/29 650,971
EUR 2,300,000 (e) Hellenic Republic Government International Bond 1.500 06/18/30 2,292,141
EUR 1,300,000 (e) Hellenic Republic Government International Bond 0.750 06/18/31 1,212,164
EUR 1,100,000 (e) Hellenic Republic Government International Bond 1.750 06/18/32 1,079,257
EUR 725,000 (e) Hellenic Republic Government International Bond 3.375 06/15/34 787,996
EUR 750,000 (e) Hellenic Republic Government International Bond 4.375 07/18/38 874,636
EUR 650,000 (e) Hellenic Republic Government International Bond 4.125 06/15/54 717,672
TOTAL GREECE 7,614,837
HUNGARY - 0.9%
EUR 550,000 (d) Hungary Government International Bond 5.000 02/22/27 613,130
285,000 (e) Hungary Government International Bond 6.125 05/22/28 292,478
EUR 645,000 (d) Hungary Government International Bond 4.000 07/25/29 698,959
HUF 632,000,000 Hungary Government International Bond 3.000 08/21/30 1,479,352
EUR 600,000 (d) Hungary Government International Bond 1.750 06/05/35 498,376
TOTAL HUNGARY 3,582,295
INDIA - 0.0%
INR 8,150,000 India Government Bond 7.180 08/14/33 98,395
TOTAL INDIA 98,395
INDONESIA - 0.5%
IDR 12,750,000,000 Indonesia Treasury Bond 8.375 09/15/26 812,215
IDR 7,550,000,000 Indonesia Treasury Bond 6.875 04/15/29 466,737
IDR 17,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 1,014,141
TOTAL INDONESIA 2,293,093
IRELAND - 0.6%
EUR 930,000 Ireland Government Bond 0.000 10/18/31 839,296
EUR 225,000 Ireland Government Bond 1.700 05/15/37 214,252
EUR 550,000 Ireland Government Bond 3.000 10/18/43 598,814
EUR 1,000,000 Ireland Government Bond 1.500 05/15/50 793,112
TOTAL IRELAND 2,445,474
ITALY - 2.4%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1.250 12/01/26 2,685,276
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 2,679,521
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 959,315
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4.000 10/30/31 1,019,228
EUR 925,000 (d) Italy Buoni Poliennali Del Tesoro 3.850 07/01/34 1,021,915
EUR 1,150,000 (e) Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 897,153
EUR 950,000 (e) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 640,702
TOTAL ITALY 9,903,110
JAPAN - 9.7%
JPY 13,000,000 Japan Finance Organization for Municipalities 0.440 08/15/25 86,929
JPY 21,000,000 Japan Finance Organization for Municipalities 0.320 01/19/26 140,107
JPY 30,000,000 Japan Finance Organization for Municipalities 0.145 02/16/26 199,559
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 92,726
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,772,660
JPY 340,000,000 Japan Government Five Year Bond 0.300 09/20/28 2,243,101
JPY 319,000,000 Japan Government Five Year Bond 0.500 03/20/29 2,116,929
JPY 349,000,000 Japan Government Forty Year Bond 1.300 03/20/63 1,701,132
JPY 660,000,000 Japan Government Ten Year Bond 0.100 09/20/26 4,374,237
JPY 322,000,000 Japan Government Ten Year Bond 0.100 09/20/29 2,089,131
JPY 325,000,000 Japan Government Ten Year Bond 0.100 12/20/29 2,104,794
JPY 969,400,000 Japan Government Ten Year Bond 0.100 12/20/30 6,218,203
JPY 457,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 2,262,975
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 341,650
JPY 278,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,313,152
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 785,932

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 233,000,000 Japan Government Thirty Year Bond 1.600% 12/20/53 $ 1,361,223
JPY 273,800,000 Japan Government Twenty Year Bond 2.100 03/20/26 1,880,112
JPY 278,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 1,707,935
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,509,478
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 3,978,245
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 1,035,477
JPY 212,000,000 Japan Government Twenty Year Bond 1.600 03/20/44 1,361,381
TOTAL JAPAN 40,677,068
KAZAKHSTAN - 0.2%
KZT 380,000,000 Kazakhstan Government Bond-MEUKAM 7.130 08/06/24 799,759
TOTAL KAZAKHSTAN 799,759
KENYA - 0.3%
$ 1,200,000 (e) Kenya Government International Bond 7.000 05/22/27 1,137,000
TOTAL KENYA 1,137,000
KOREA, REPUBLIC OF - 3.0%
KRW 1,900,000,000 Korea Treasury Bond 2.250 06/10/25 1,369,547
KRW 4,350,000,000 Korea Treasury Bond 1.375 12/10/29 2,905,340
KRW 7,440,000,000 Korea Treasury Bond 2.000 06/10/31 5,066,707
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 816,600
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,302,607
KRW 800,000,000 Korea Treasury Bond 1.875 09/10/41 491,927
KRW 730,000,000 Korea Treasury Bond 2.500 03/10/52 482,986
TOTAL KOREA, REPUBLIC OF 12,435,714
LEBANON - 0.0%
1,400,000 (d),(h) Lebanon Government International Bond 6.850 03/23/27 98,000
TOTAL LEBANON 98,000
LITHUANIA - 0.5%
EUR 1,800,000 (d) Lithuania Government International Bond 3.875 06/14/33 2,012,422
TOTAL LITHUANIA 2,012,422
MALAYSIA - 0.2%
MYR 4,355,000 Malaysia Government Bond 4.457 03/31/53 995,952
TOTAL MALAYSIA 995,952
MEXICO - 1.5%
MXN 10,900,000 Mexican Bonos 5.000 03/06/25 567,700
MXN 35,500,000 Mexican Bonos 5.750 03/05/26 1,770,922
MXN 38,600,000 Mexican Bonos 8.500 11/18/38 1,851,126
EUR 840,000 Mexico Government International Bond 4.490 05/25/32 913,871
1,025,000 Mexico Government International Bond 6.400 05/07/54 992,080
TOTAL MEXICO 6,095,699
MOROCCO - 0.2%
800,000 (e) Morocco Government International Bond 2.375 12/15/27 724,056
TOTAL MOROCCO 724,056
NEW ZEALAND - 0.8%
NZD 1,800,000 New Zealand Government International Bond 2.750 04/15/25 1,054,070
NZD 3,980,000 New Zealand Government International Bond 3.500 04/14/33 2,237,318
TOTAL NEW ZEALAND 3,291,388
NIGERIA - 0.2%
925,000 (e) Nigeria Government International Bond 8.375 03/24/29 869,639
TOTAL NIGERIA 869,639
NORWAY - 0.7%
NOK 9,000,000 City of Oslo Norway 2.050 10/31/24 818,056
NOK 24,975,000 (e) Norway Government International Bond 2.000 04/26/28 2,179,924
TOTAL NORWAY 2,997,980

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA - 0.2%
$ 800,000 Panama Government International Bond 8.000% 03/01/38 $ 861,309
TOTAL PANAMA 861,309
PARAGUAY - 0.1%
400,000 (e) Paraguay Government International Bond 6.000 02/09/36 409,914
TOTAL PARAGUAY 409,914
PERU - 0.3%
PEN 6,201,000 (e) Peruvian Government International Bond 5.400 08/12/34 1,477,719
TOTAL PERU 1,477,719
POLAND - 1.7%
315,000 (e) Bank Gospodarstwa Krajowego 6.250 10/31/28 331,638
1,000,000 (e) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,031,100
EUR 800,000 (d) Bank Gospodarstwa Krajowego 4.375 03/13/39 877,253
PLN 9,150,000 Republic of Poland Government International Bond 5.750 04/25/29 2,362,512
PLN 5,400,000 Republic of Poland Government International Bond 6.000 10/25/33 1,425,523
EUR 700,000 (b) Republic of Poland Government International Bond 4.125 01/11/44 769,304
280,000 Republic of Poland Government International Bond 5.500 04/04/53 276,831
TOTAL POLAND 7,074,161
REPUBLIC OF SERBIA - 1.1%
EUR 1,700,000 (e) Serbia Government International Bond 1.500 06/26/29 1,577,650
375,000 (e) Serbia Government International Bond 6.500 09/26/33 387,483
EUR 675,000 (e) Serbia International Bond 1.650 03/03/33 557,897
RSD 110,000,000 Serbia Treasury Bonds 7.000 10/26/31 1,122,085
RSD 101,500,000 Serbia Treasury Bonds 4.500 08/20/32 886,681
TOTAL REPUBLIC OF SERBIA 4,531,796
ROMANIA - 0.8%
RON 7,590,000 Romanian Government International Bond 8.000 04/29/30 1,759,196
EUR 800,000 (e) Romanian Government International Bond 2.000 01/28/32 691,774
EUR 850,000 (e) Romanian Government International Bond 2.000 04/14/33 705,757
TOTAL ROMANIA 3,156,727
RWANDA - 0.2%
1,225,000 (e) Rwanda International Government Bond 5.500 08/09/31 983,063
TOTAL RWANDA 983,063
SENEGAL - 0.3%
EUR 525,000 (e) Senegal Government International Bond 4.750 03/13/28 529,147
EUR 825,000 (e) Senegal Government International Bond 5.375 06/08/37 648,437
TOTAL SENEGAL 1,177,584
SOUTH AFRICA - 1.0%
1,025,000 Republic of South Africa Government International
Bond
5.875 06/22/30 992,349
ZAR 16,500,000 Republic of South Africa Government International
Bond
7.000 02/28/31 782,442
475,000 Republic of South Africa Government International
Bond
5.875 04/20/32 449,682
ZAR 20,900,000 Republic of South Africa Government International
Bond
8.875 02/28/35 999,184
ZAR 7,800,000 Republic of South Africa Government International
Bond
8.750 01/31/44 333,799
500,000 Republic of South Africa Government International
Bond
7.300 04/20/52 461,900
TOTAL SOUTH AFRICA 4,019,356
SPAIN - 2.7%
EUR 1,625,000 (d),(e) Spain Government Bond 3.250 04/30/34 1,788,210
EUR 2,175,000 (e) Spain Government Bond 3.900 07/30/39 2,486,734
EUR 1,095,000 (e) Spain Government International Bond 1.400 07/30/28 1,129,599
EUR 1,875,000 (e) Spain Government International Bond 0.600 10/31/29 1,824,219
EUR 985,000 (e) Spain Government International Bond 0.100 04/30/31 892,447

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SPAIN—continued
EUR 4,275,000 (e) Spain Government International Bond 1.200% 10/31/40 $ 3,329,592
TOTAL SPAIN 11,450,801
SUPRANATIONAL - 2.8%
GBP 695,000 African Development Bank 0.500 06/22/26 832,655
AUD 720,000 Asian Development Bank 3.900 02/17/26 468,351
INR 52,500,000 Asian Development Bank 6.200 10/06/26 621,118
CNY 7,000,000 Asian Infrastructure Investment Bank 2.500 03/24/25 968,661
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 464,671
$ 1,250,000 (e) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,100,275
EUR 650,000 (e) Banque Ouest Africaine de Developpement 2.750 01/22/33 569,875
AUD 2,150,000 Inter-American Development Bank 4.750 08/27/24 1,406,295
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 396,453
CAD 1,600,000 International Bank for Reconstruction & Development 1.900 01/16/25 1,145,941
INR 41,300,000 International Bank for Reconstruction & Development 5.500 01/21/27 477,340
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,905,183
GBP 700,000 International Finance Corp 0.250 12/15/25 848,432
GBP 400,000 (d) International Finance Facility for Immunisation Co 2.750 06/07/25 504,963
TOTAL SUPRANATIONAL 11,710,213
THAILAND - 0.4%
THB 12,000,000 Thailand Government International Bond 1.585 12/17/35 301,768
THB 27,500,000 Thailand Government International Bond 3.300 06/17/38 816,318
THB 29,000,000 Thailand Government International Bond 2.000 06/17/42 712,486
TOTAL THAILAND 1,830,572
TURKEY - 0.5%
TRY 42,000,000 Turkiye Government International Bond 12.600 10/01/25 967,638
EUR 1,000,000 Turkiye Government International Bond 5.875 05/21/30 1,095,573
TOTAL TURKEY 2,063,211
UKRAINE - 0.1%
EUR 1,000,000 (e) Ukraine Government International Bond 6.750 06/20/28 323,052
TOTAL UKRAINE 323,052
UNITED KINGDOM - 4.9%
GBP 780,000 United Kingdom Gilt 0.250 01/31/25 982,840
GBP 1,230,000 United Kingdom Gilt 0.125 01/31/28 1,398,602
GBP 900,000 United Kingdom Gilt 1.625 10/22/28 1,062,931
GBP 1,735,000 United Kingdom Gilt 0.500 01/31/29 1,934,148
GBP 450,000 United Kingdom Gilt 0.250 07/31/31 454,880
GBP 660,000 United Kingdom Gilt 3.250 01/31/33 807,228
GBP 1,100,000 United Kingdom Gilt 0.875 07/31/33 1,090,986
GBP 760,000 United Kingdom Gilt 4.625 01/31/34 1,028,884
GBP 3,895,000 United Kingdom Gilt 1.750 09/07/37 3,807,850
GBP 1,300,000 United Kingdom Gilt 3.750 01/29/38 1,597,083
GBP 1,450,000 United Kingdom Gilt 1.250 10/22/41 1,169,401
GBP 900,000 United Kingdom Gilt 0.875 01/31/46 585,802
GBP 1,200,000 United Kingdom Gilt 4.250 12/07/49 1,478,272
GBP 2,760,000 United Kingdom Gilt 0.625 10/22/50 1,463,480
GBP 2,150,000 United Kingdom Gilt 1.500 07/31/53 1,428,705
TOTAL UNITED KINGDOM 20,291,092
UNITED STATES - 0.9%
2,090,000 (a),(e) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.447 03/25/42 2,174,918
1,670,000 (a),(e) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 3.250% 8.597 04/25/43 1,766,507
TOTAL UNITED STATES 3,941,425
URUGUAY - 0.2%
UYU 40,600,000 Uruguay Government International Bond 8.250 05/21/31 936,923
TOTAL URUGUAY 936,923
UZBEKISTAN - 0.4%
UZS 7,970,000,000 (e) Republic of Uzbekistan International Bond 16.625 05/29/27 631,897

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UZBEKISTAN—continued
$ 1,130,000 (e) Republic of Uzbekistan International Bond 7.850% 10/12/28 $ 1,164,973
TOTAL UZBEKISTAN 1,796,870
TOTAL GOVERNMENT BONDS 297,340,781
(Cost $334,291,483)
STRUCTURED ASSETS - 4.3%
IRELAND - 2.1%
837,843 (a),(e) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7.134 07/22/31 907,066
Series - 2021 1A (Class D)
1,135,766 (a),(e) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6.292 05/22/31 1,141,885
Series - 2021 1A (Class D)
1,862,911 (a),(e) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8.133 11/20/33 2,332,690
Series - 2021 1A (Class GBD)
883,671 (a),(e) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 935,885
Series - 2021 1A (Class E)
1,079,778 (a),(e) Last Mile Securities EURIBOR 3 M + 2.350% 6.166 08/17/31 1,163,112
Series - 2021 1A (Class D)
347,448 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6.534 05/17/31 444,738
Series - 2021 UK1A (Class B)
1,035,395 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6.884 05/17/31 1,324,759
Series - 2021 UK1A (Class C)
297,813 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
7.834 05/17/31 382,340
Series - 2021 UK1A (Class D)
TOTAL IRELAND 8,632,475
ITALY - 0.2%
893,385 (a),(e) Cassia SRL EURIBOR 3 M + 3.500% 7.322 05/22/34 957,382
Series - 2022 1A (Class B)
TOTAL ITALY 957,382
UNITED KINGDOM - 0.3%
897,665 (a) Agora Securities SONIA Interest Rate Benchmark
+ 1.900%
7.134 07/22/31 1,134,262
Series - 2021 1X (Class C)
TOTAL UNITED KINGDOM 1,134,262
UNITED STATES - 1.7%
2,000,000 (a),(e) Alen Mortgage Trust TSFR1M + 2.364% 7.693 04/15/34 1,561,604
Series - 2021 ACEN (Class C)
232,706 Carvana Auto Receivables Trust 1.270 03/10/28 220,586
Series - 2021 N2 (Class D)
1,500,000 (a) COMM Mortgage Trust 4.350 08/10/48 1,391,374
Series - 2015 CR24 (Class C)
1,100,000 (a),(e) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.847 03/25/42 1,159,608
Series - 2022 R03 (Class 1M2)
336,363 (e) Diamond Resorts Owner Trust 2.700 11/21/33 321,813
Series - 2021 1A (Class C)
1,498,256 (a),(e) ELP Commercial Mortgage Trust TSFR1M + 2.781% 8.110 11/15/38 1,467,366
Series - 2021 ELP (Class F)
147,428 (e) MVW LLC 1.940 01/22/41 137,704
Series - 2021 1WA (Class C)
438,643 (e) Oportun Issuance Trust 1.960 05/08/31 420,291
Series - 2021 B (Class B)

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
$ 438,643 (e) Oportun Issuance Trust 3.650% 05/08/31 $ 424,102
Series - 2021 B (Class C)
TOTAL UNITED STATES 7,104,448
TOTAL STRUCTURED ASSETS 17,828,567
(Cost $19,023,625)
TOTAL LONG-TERM INVESTMENTS 403,408,637
(Cost $446,683,390)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.5%
TREASURY DEBT - 2.5%
CAD 2,800,000 Canadian Treasury Bill 0.000 12/05/24 1,997,772
EUR 2,520,000 German Treasury Bill 0.000 11/20/24 2,699,725
5,606,000 United States Treasury Bill 0.000 08/06/24 5,601,900
TOTAL TREASURY DEBT 10,299,397
TOTAL SHORT-TERM INVESTMENTS 10,299,397
(Cost $10,329,545)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,303,103 (i) State Street Navigator Securities Lending Government
Money Market Portfolio
5.310 (j) 1,303,103
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,303,103
(Cost $1,303,103)
TOTAL INVESTMENTS - 99.4% 415,011,137
(Cost $458,316,038)
OTHER ASSETS & LIABILITIES, NET - 0.6% 2,322,091
NET ASSETS - 100.0% $ 417,333,228

Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CME Chicago Mercantile Exchange
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c)
Perpetual security
(d)
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $112,912,741 or 27.2% of Total Investments.
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,248,352.
(g)
Payment in Kind Bond
(h)
In default
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen International Bond Fund July 31, 2024

Consolidated Portfolio of Investments
(continued)
0
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,338,931 NZD 5,462,209 Australia and New Zealand Banking Group 10/15/24  $ 87,909
JPY 749,971,500 $ 4,843,103 Australia and New Zealand Banking Group 10/15/24 220,573
Total  $ 308,482
$ 38,400,091 CNH 275,564,430 Bank of America 12/17/24  $ (146,277)
$ 13,747,461 EUR 12,596,053 Bank of America(a) 10/15/24 67,375
$ 2,082,187 GBP 1,611,412 Bank of America(a) 10/15/24 11,970
EUR 402,666 $ 437,617 Bank of America(a) 10/15/24 (297)
Total  $ (67,229)
$ 1,764,582 THB 63,590,067 Citibank N.A. 08/16/24  $ (21,800)
$ 740,070 PEN 2,786,147 Goldman Sachs 08/16/24  $ (5,262)
$ 455,071 EUR 414,749 Morgan Stanley 10/15/24  $ 4,576
$ 776,587 EUR 712,797 Morgan Stanley 10/15/24 2,356
$ 4,108 EUR 3,770 Morgan Stanley 10/15/24 14
$ 439,553 EUR 404,442 Morgan Stanley 10/15/24 253
$ 36,014,221 GBP 27,864,270 Morgan Stanley 10/15/24 171,803
$ 1,361,745 HUF 494,172,464 Morgan Stanley 08/15/24 5,194
$ 4,302,372 IDR 69,256,140,000 Morgan Stanley 08/16/24 40,798
$ 42,937,214 JPY 6,715,645,205 Morgan Stanley 10/15/24 (2,405,648)
$ 2,203,272 MXN 39,483,094 Morgan Stanley 08/15/24 89,224
$ 3,039,976 NOK 32,515,331 Morgan Stanley 10/15/24 54,767
$ 3,818,611 PLN 14,968,417 Morgan Stanley 08/16/24 42,904
$ 1,783,232 RON 8,164,381 Morgan Stanley 08/16/24 7,632
EUR 1,852,567 $ 2,026,472 Morgan Stanley 10/15/24 (14,236)
EUR 580,889 $ 637,363 Morgan Stanley 10/15/24 (6,409)
HUF 230,717,600 $ 632,305 Morgan Stanley 08/15/24 1,036
$ 541,392 ZAR 9,779,041 Morgan Stanley 08/15/24 5,197
Total  $ (2,000,539)
$ 2,893,265 EUR 2,634,936 Standard Chartered Bank 10/15/24  $ 31,230
$ 12,312,156 KRW 16,862,360,000 Standard Chartered Bank 08/16/24 (4,901)
Total  $ 26,329
$ 11,150,524 AUD 16,421,932 Toronto Dominion Bank 10/15/24  $ 391,624
$ 17,354,894 CAD 23,590,292 Toronto Dominion Bank 10/15/24 230,636
$ 150,471,632 EUR 137,832,287 Toronto Dominion Bank 10/15/24 759,890
Total  $ 1,382,150
Total  $ (377,869)
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
(a) All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.

Notes to Portfolio of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,370,021,224 $— $— $6,370,021,224
Short-Term Investments
:
Treasury debt — 11,908,975 — 11,908,975
Total $6,370,021,224 $11,908,975 $— $6,381,930,199
1 1 1 1 1
Large Cap Growth
Long-Term Investments
:
Common stocks $5,750,825,444 $361,951,101 $— $6,112,776,545
Short-Term Investments
:
Treasury debt — 4,618,971 — 4,618,971
Investments purchased with collateral from securities lending 5,821,849 — — 5,821,849
Total $5,756,647,293 $366,570,072 $— $6,123,217,365
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $6,519,789,003 $— $— $6,519,789,003
Short-Term Investments
:
Government agency debt — 1,464,572 — 1,464,572
Repurchase agreement — 9,363,000 — 9,363,000
Treasury debt — 19,151,432 — 19,151,432
Total $6,519,789,003 $29,979,004 $— $6,549,768,007
1 1 1 1 1
Mid Cap Growth
Long-Term Investments
:
Common stocks $887,393,597 $61,355,687 $1,537 $948,750,821
Short-Term Investments
:
Treasury debt — 2,115,452 — 2,115,452
Investments purchased with collateral from securities lending 19,291,028 — — 19,291,028
Total $906,684,625 $63,471,139 $1,537 $970,157,301
1 1 1 1 1

Notes to Portfolio of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,789,052,125 $— $— $1,789,052,125
Short-Term Investments
:
Repurchase agreement — 1,244,000 — 1,244,000
Treasury debt — 6,994,881 — 6,994,881
Investments purchased with collateral from securities lending 728,366 — — 728,366
Total $1,789,780,491 $8,238,881 $— $1,798,019,372
1 1 1 1 1
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,399,083,074 $— $— $3,399,083,074
Short-Term Investments
:
Government agency debt — 9,979,564 — 9,979,564
Repurchase agreement — 1,322,000 — 1,322,000
Treasury debt — 33,125,984 — 33,125,984
Investments purchased with collateral from securities lending 31,143,021 — — 31,143,021
Investments in Derivatives
:
Futures contracts* 3,407,454 — — 3,407,454
Total $3,433,633,549 $44,427,548 $— $3,478,061,097
1 1 1 1 1
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,353,596,885 $— $418 $1,353,597,303
Short-Term Investments
:
Treasury debt — 2,030,514 — 2,030,514
Investments purchased with collateral from securities lending 7,374,795 — — 7,374,795
Total $1,360,971,680 $2,030,514 $418 $1,363,002,612
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,290,788,869 $— $— $6,290,788,869
Short-Term Investments
:
Government agency debt — 6,302,095 — 6,302,095
Repurchase agreement — 5,884,000 — 5,884,000
Investments purchased with collateral from securities lending 283,302 — — 283,302
Investments in Derivatives
:
Futures contracts* 137,609 — — 137,609
Total $6,291,209,780 $12,186,095 $— $6,303,395,875
1 1 1 1 1
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,171,755,648 $— $— $1,171,755,648
Short-Term Investments
:
Government agency debt — 843,273 — 843,273
Repurchase agreement — 63,000 — 63,000
Treasury debt — 5,995,612 — 5,995,612
Investments purchased with collateral from securities lending 677,564 — — 677,564
Investments in Derivatives
:
Futures contracts* (39) — — (39)
Total $1,172,433,173 $6,901,885 $— $1,179,335,058
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $295,113,389 $1,404,461,982 $223 $1,699,575,594
Investments purchased with collateral from securities lending 1,162,553 — — 1,162,553
Total $296,275,942 $1,404,461,982 $223 $1,700,738,147
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $653,340,124 $6,273,231,258 $— $6,926,571,382
Short-Term Investments
:
Government agency debt — 100,793 — 100,793
Repurchase agreement — 35,483,000 — 35,483,000
Total $653,340,124 $6,308,815,051 $— $6,962,155,175
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $645,106,649 $1,769,592,628 $1,538 $2,414,700,815
Short-Term Investments
:
Government agency debt — 9,979,564 — 9,979,564
Treasury debt — 35,195,965 — 35,195,965
Investments purchased with collateral from securities lending 23,682,944 — — 23,682,944
Total $668,789,593 $1,814,768,157 $1,538 $2,483,559,288
1 1 1 1 1
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $116,522,560 $1,153,294,379 $6,657 $1,269,823,596
Short-Term Investments
:
Government agency debt — 99,956 — 99,956
Investments purchased with collateral from securities lending 6,942,847 — — 6,942,847
Total $123,465,407 $1,153,394,335 $6,657 $1,276,866,399
1 1 1 1 1
International Responsible Equity
Long-Term Investments
:
Common stocks $10,152,083 $1,637,646,766 $— $1,647,798,849
Short-Term Investments
:
Government agency debt — 349,640 — 349,640
Treasury debt — 9,697,659 — 9,697,659
Investments purchased with collateral from securities lending 1,635,682 — — 1,635,682
Investments in Derivatives
:
Futures contracts* 132,801 — — 132,801
Total $11,920,566 $1,647,694,065 $— $1,659,614,631
1 1 1 1 1
Equity Index
Long-Term Investments
:
Common stocks $46,045,524,934 $— $131,868 $46,045,656,802
Rights/Warrants 5,367 — 75,790 81,157
Short-Term Investments
:
Government agency debt — 25,442,419 — 25,442,419
Repurchase agreement — 13,989,000 — 13,989,000
Treasury debt — 82,613,563 — 82,613,563
Investments purchased with collateral from securities lending 99,170,245 — — 99,170,245
Investments in Derivatives
:
Futures contracts* 301,453 — — 301,453
Total $46,145,001,999 $122,044,982 $207,658 $46,267,254,639
1 1 1 1 1
Large Cap Growth Index
Long-Term Investments
:
Common stocks $14,206,059,051 $— $— $14,206,059,051
Short-Term Investments
:
Repurchase agreement — 1,946,000 — 1,946,000
Treasury debt — 5,995,612 — 5,995,612
Investments purchased with collateral from securities lending 2,149,789 — — 2,149,789
Total $14,208,208,840 $7,941,612 $— $14,216,150,452
1 1 1 1 1
Large Cap Value Index
Long-Term Investments
:
Common stocks $10,503,134,714 $— $432 $10,503,135,146
Short-Term Investments
:
Repurchase agreement — 1,022,000 — 1,022,000
Investments purchased with collateral from securities lending 14,104,470 — — 14,104,470
Total $10,517,239,184 $1,022,000 $432 $10,518,261,616
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $10,139,604,473 $— $— $10,139,604,473
Short-Term Investments
:
Government agency debt — 11,211,034 — 11,211,034
Repurchase agreement — 36,313,000 — 36,313,000
Treasury debt — 47,216,057 — 47,216,057
Investments purchased with collateral from securities lending 73,661 — — 73,661
Investments in Derivatives
:
Futures contracts* (148,436) — — (148,436)
Total $10,139,529,698 $94,740,091 $— $10,234,269,789
1 1 1 1 1

Notes to Portfolio of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,625,967,952 $— $196,303 $3,626,164,255
Rights/Warrants 3,139 — 41,140 44,279
Short-Term Investments
:
Repurchase agreement — 24,608,000 — 24,608,000
Treasury debt — 14,150,175 — 14,150,175
Investments purchased with collateral from securities lending 72,611,368 — — 72,611,368
Investments in Derivatives
:
Futures contracts* 1,617,688 — — 1,617,688
Total $3,700,200,147 $38,758,175 $237,443 $3,739,195,765
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $578,845,913 $5,941,956,514 $1,211,854 $6,522,014,281
Rights/Warrants — 3,738,553 85,788 3,824,341
Futures contracts* 635,240 — — 635,240
Short-Term Investments
:
Government agency debt — 16,699,650 — 16,699,650
Repurchase agreement — 82,216,000 — 82,216,000
Treasury debt — 63,536,176 — 63,536,176
Investments purchased with collateral from securities lending 7,479,138 — — 7,479,138
Total $586,960,291 $6,108,146,893 $1,297,642 $6,696,404,826
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $203,323,236 $25,171,062,450 $—** $25,374,385,686
Short-Term Investments
:
Government agency debt — 34,585,762 — 34,585,762
Repurchase agreement — 99,709,000 — 99,709,000
Treasury debt — 303,074,039 — 303,074,039
Investments purchased with collateral from securities lending 97,250,292 — — 97,250,292
Investments in Derivatives
:
Futures contracts* 5,287,044 — — 5,287,044
Total $305,860,572 $25,608,431,251 $— $25,914,291,823
1 1 1 1 1
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,824,664 $— $1,824,664
Corporate bonds — 231,199,837 — 231,199,837
Government bonds — 279,068,991 — 279,068,991
Structured assets — — 2,607,510 2,607,510
Common stocks 9,901,674 284,202 — 10,185,876
Convertible bonds — — 103,022 103,022
Forward foreign currency contracts* — 27,350 — 27,350
Short-Term Investments
:
Repurchase agreement — 1,479,000 — 1,479,000
Treasury debt — 6,129,295 — 6,129,295
Investments purchased with collateral from securities lending 8,572,298 — — 8,572,298
Total $18,473,972 $520,013,339 $2,710,532 $541,197,843
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,044,651 $— $1,044,651
Corporate bonds — 87,194,638 — 87,194,638
Government bonds — 297,340,781 — 297,340,781
Structured assets — 17,828,567 — 17,828,567
Forward foreign currency contracts* — (377,869) — (377,869)
FOREIGN CURRENCY* — — — —
Short-Term Investments
:
Treasury debt — 10,299,397 — 10,299,397
Investments purchased with collateral from securities lending 1,303,103 — — 1,303,103
Total $1,303,103 $413,330,165 $— $414,633,268
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.
A12448-C (9/24)